                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-4323


                             CDC Nvest Funds Trust I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2801

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Item 1.  Reports to Stockholders.

The Registrant's annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

CDC Nvest Star Advisers Fund
CDC Nvest Star Growth Fund
CDC Nvest Star International Fund
CDC Nvest Star Small Cap Fund
CDC Nvest Star Value Fund
Westpeak Capital Growth Fund
CGM Advisor Targeted Equity Fund

               [LOGO OF CDC NVEST FUNDS(SM)]

               STAR FUNDS
               ANNUAL REPORT
               December 31, 2003

               CDC NVEST STAR ADVISERS FUND
               Harris Associates
               Loomis, Sayles & Company
               Mercury Advisors

               CDC NVEST STAR GROWTH FUND
               Miller Anderson
               RS Investment Management
               Vaughan Nelson Investment Management
               Westpeak Global Advisors

               CDC NVEST STAR INTERNATIONAL FUND
               (formerly CDC Nvest Star Worldwide Fund)
               Hansberger Global Investors
               Harris Associates
               Loomis, Sayles & Company

               CDC NVEST STAR SMALL CAP FUND
               Harris Associates
               Loomis, Sayles & Company
               RS Investment Management
               Salomon Brothers Asset Management

               CDC NVEST STAR VALUE FUND
               Harris Associates
               Loomis, Sayles & Company
               Vaughan Nelson Investment Management
               Westpeak Global Advisors

                                 TABLE OF CONTENTS

                                 Management Discussion and Performance . .Page 1

                                 Fund Risks . . . . . . . . . . . . . . .Page 11

                                 Schedule of Investments .  . . . . . . .Page 12

                                 Financial Statements . . . . . . . . . .Page 33

                          CDC NVEST STAR ADVISERS FUND

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

Low interest rates and improved corporate profitability brought investors back to the stock market after a three-year hiatus, triggering a broad price rally. For the year ended December 31, 2003, the total return on CDC Nvest Star Advisers Fund was 33.63% based on the net asset value of Class A shares. The fund outperformed the 28.68% return of the S&P 500 Index but lagged the 35.62% return of the S&P 400 Midcap Index and the 43.72% return of the Wilshire 4500 Index. Large-cap stocks dominate the S&P 500, while the S&P 400 Midcap emphasizes mid-cap stocks and the Wilshire 4500 includes both mid- and small-cap stocks. The average return on the funds in Morningstar's Mid Cap Growth category was 36.09% for the year.

Three advisory firms manage the fund's four segments. The Harris Associates' segment invests in undervalued mid- and large-cap companies. Loomis Sayles manages two segments: a mid-cap growth portfolio that focuses on companies with a combination of earnings growth, attractive relative value and strong price trends; and a small-cap value portfolio that favors companies whose appreciation potential has not been recognized by the market. Mercury Advisors concentrates on large-cap growth stocks offering above-average earnings growth and return on equity potential.

Subadvisors:
Harris Associates L.P.
Loomis, Sayles & Company, L.P.
Mercury Advisors

HARRIS ASSOCIATES: BOTTOM-UP PURSUIT OF VALUE WORKED WELL IN 2003

The best performers in Harris Associates' segment included Cendant Corporation, Guidant Corporation and Home Depot. Cendant's shares rose in anticipation of a recovery in business travel that benefited its auto rental and airline reservation operations, as well as rising profits for its Coldwell Banker real estate division. Robust sales of its arterial stents and other cardiac devices lifted the price of Guidant shares. Home Depot did well, as sales improved and market share increased. Stocks that detracted from performance included: Merck, which lost value because of research and development setbacks; Kraft Foods, which suffered from pricing competition; and Safeway, which declined when investors lost interest in consumer staple stocks. Despite short-term setbacks, Harris believes each of these stocks offers upside potential.

LOOMIS SAYLES MID-CAP SEGMENT: FOCUSED ON PROFITABLE SURVIVORS OF THE INTERNET BUBBLE

The segment's emphasis on the Internet, media, retail and education services industries was positive. The technology stocks also did well, although the ones in the segment lagged the sector. United Online, Monster Worldwide and Netflix were leaders. United Online and Monster Worldwide are profitable survivors of the Internet bubble. Netflix mixes old and new technology, using the U.S. Postal Service to mail DVD's to a growing Internet subscriber base. The stocks that detracted most from results were: LaBranche, the largest specialist on the NYSE, which was hurt by low trade volumes; Michaels Stores which suffered from disappointing sales growth; and Internet Security Systems, which had difficulties in executing its business plan. All three companies were sold.

LOOMIS SAYLES SMALL-CAP SEGMENT: SMALL-CAP STOCKS LED THE 2003 RALLY

Higher-risk stocks, those with the smallest market capitalization, and companies most sensitive to the economic recovery led the market in 2003. These included many stocks within the technology, healthcare and producer durable sectors. Utilities and energy were relatively weak. The segment's best performing stocks included: Commercial Capital Bancorp, a small California bank holding company that reported strong loan growth and solid earnings gains; specialty manufacturer Rogers Corp., that benefited from improving demand from wireless and cellular telephone companies; and Invitrogen Corp., which makes laboratory research tool kits that enjoyed strong demand. Poor performers sold earlier in the year included Black Box Corp., a technical services and distribution company, and Rockwell Collins, which makes commercial and aviation products. Also disappointing was First Health Group, a health-benefits company with disappointing earnings.

MERCURY ADVISORS: TAKING ADVANTAGE OF A BETTER ECONOMY

This segment was positioned to benefit from an increase in corporate spending. Stock selection in the information technology, consumer discretionary and financial sectors worked well. However, investments in the industrials and materials sectors and a relatively small position in telecommunications detracted from results. Three of the best performers were: semiconductor giant Intel; ASML Holdings, a Dutch specialist in lithographic technology; and Electronic Arts, a leading interactive entertainment software company. Household names that were negatives include Verizon and Coca-Cola. The decline in the value of the U.S. dollar relative to the euro over the past 18 months should make U.S. exports more attractive and Mercury believes major beneficiaries should include U.S. information technology and industrial companies. The segment also emphasized the consumer discretionary sector at the end of the year, including apparel, personal accessories and companies that serve upper-income households.

                          CDC NVEST STAR ADVISERS FUND

                                    INVESTMENT RESULTS THROUGH DECEMBER 31, 2003
--------------------------------------------------------------------------------

PERFORMANCE IN PERSPECTIVE

The charts comparing CDC Nvest Star Advisers Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

                 July 1994 (inception) through December 31, 2003

                              [CHART APPEARS HERE]

                                          S&P/5/       S&P/4/     WILSHIRE/6/
                                           500          400         4500
                          Class A/2/      INDEX        INDEX        INDEX
                           @ M.S.C.    ----------   ----------   -----------
  Month     Cumulative/1/ Cumulative   Cumulative   Cumulative     Monthly
   End          Value        Value        Value        Value     Performance
----------   ----------   ----------   ----------   ----------   -----------
  7/7/1994       10,000        9,425       10,000       10,000        10,000
 7/31/1994       10,120        9,538       10,000       10,000        10,000
 8/31/1994       10,600        9,990       10,410       10,524        10,477
 9/30/1994       10,656       10,043       10,155       10,327        10,406
10/31/1994       10,960       10,330       10,384       10,440        10,450
11/30/1994       10,576        9,968       10,005        9,969        10,028
12/31/1994       10,638       10,026       10,154       10,061        10,145
 1/31/1995       10,622       10,011       10,417       10,166        10,244
 2/28/1995       10,959       10,329       10,823       10,699        10,679
 3/31/1995       11,240       10,594       11,143       10,885        10,913
 4/30/1995       11,425       10,768       11,471       11,103        11,054
 5/31/1995       11,690       11,018       11,929       11,371        11,300
 6/30/1995       12,252       11,547       12,206       11,834        11,845
 7/31/1995       13,143       12,387       12,611       12,451        12,542
 8/31/1995       13,416       12,644       12,643       12,682        12,834
 9/30/1995       13,833       13,038       13,176       12,989        13,182
10/31/1995       13,505       12,728       13,129       12,655        12,828
11/30/1995       14,094       13,284       13,705       13,207        13,373
12/31/1995       14,293       13,471       13,969       13,175        13,542
 1/31/1996       14,455       13,623       14,445       13,366        13,681
 2/29/1996       15,017       14,153       14,579       13,820        14,126
 3/31/1996       15,272       14,394       14,719       13,986        14,342
 4/30/1996       16,090       15,165       14,936       14,413        15,009
 5/31/1996       16,592       15,638       15,321       14,608        15,482
 6/30/1996       16,098       15,173       15,380       14,388        14,996
 7/31/1996       14,863       14,009       14,700       13,415        13,870
 8/31/1996       15,587       14,691       15,010       14,189        14,619
 9/30/1996       16,454       15,508       15,855       14,807        15,316
10/31/1996       16,317       15,379       16,293       14,850        15,090
11/30/1996       17,124       16,139       17,524       15,687        15,727
12/31/1996       17,006       16,028       17,177       15,704        15,869
 1/31/1997       17,764       16,742       18,250       16,294        16,381
 2/28/1997       17,174       16,187       18,393       16,160        16,035
 3/31/1997       16,454       15,508       17,637       15,471        15,197
 4/30/1997       16,772       15,807       18,690       15,872        15,235
 5/31/1997       18,034       16,997       19,828       17,260        16,750
 6/30/1997       18,773       17,694       20,716       17,745        17,544
 7/31/1997       20,279       19,113       22,365       19,502        18,752
 8/31/1997       19,699       18,567       21,112       19,478        18,922
 9/30/1997       20,653       19,466       22,268       20,598        20,234
10/31/1997       19,985       18,836       21,524       19,701        19,463
11/30/1997       20,139       18,981       22,521       19,993        19,469
12/31/1997       20,435       19,260       22,908       20,769        19,945
 1/31/1998       20,525       19,345       23,161       20,374        19,660
 2/28/1998       22,032       20,765       24,831       22,062        21,164
 3/31/1998       22,954       21,635       26,103       23,057        22,258
 4/30/1998       23,213       21,878       26,366       23,478        22,540
 5/31/1998       22,572       21,274       25,913       22,422        21,487
 6/30/1998       23,292       21,953       26,965       22,563        21,822
 7/31/1998       22,595       21,296       26,678       21,688        20,585
 8/31/1998       18,850       17,766       22,821       17,651        16,597
 9/30/1998       20,219       19,057       24,283       19,298        17,795
10/31/1998       21,461       20,227       26,258       21,023        18,806
11/30/1998       22,532       21,237       27,849       22,072        19,976
12/31/1998       24,370       22,969       29,454       24,739        21,666
 1/31/1999       25,515       24,048       30,686       23,776        22,014
 2/28/1999       24,760       23,336       29,732       22,531        20,817
 3/31/1999       26,245       24,736       30,922       23,161        21,629
 4/30/1999       27,292       25,722       32,119       24,987        23,354
 5/31/1999       26,537       25,011       31,361       25,096        23,152
 6/30/1999       28,205       26,583       33,101       26,439        24,125
 7/31/1999       27,267       25,700       32,068       25,877        23,395
 8/31/1999       27,158       25,596       31,909       24,990        22,813
 9/30/1999       27,255       25,688       31,034       24,219        22,636
10/31/1999       28,234       26,610       32,998       25,453        23,793
11/30/1999       30,637       28,875       33,669       26,789        25,800
12/31/1999       35,689       33,636       35,652       28,381        29,356
 1/31/2000       35,251       33,224       33,861       27,582        29,005
 2/29/2000       39,577       37,302       33,220       29,512        33,516
 3/31/2000       39,169       36,917       36,470       31,982        32,276
 4/30/2000       36,154       34,075       35,372       30,865        28,394
 5/31/2000       33,183       31,275       34,647       30,480        26,298
 6/30/2000       33,823       31,879       35,501       30,928        29,457
 7/31/2000       32,949       31,055       34,946       31,416        28,620
 8/31/2000       35,533       33,490       37,116       34,924        31,814
 9/30/2000       34,489       32,506       35,157       34,685        30,519
10/31/2000       32,853       30,964       35,008       33,509        28,026
11/30/2000       28,881       27,220       32,248       30,979        23,256
12/31/2000       29,630       27,926       32,406       33,349        24,728
 1/31/2001       30,474       28,722       33,556       34,092        26,073
 2/28/2001       27,418       25,842       30,496       32,147        22,905
 3/31/2001       25,561       24,091       28,564       29,757        20,803
 4/30/2001       27,806       26,208       30,784       33,039        23,003
 5/31/2001       28,076       26,462       30,990       33,809        23,547
 6/30/2001       27,920       26,315       30,236       33,672        23,738
 7/31/2001       27,430       25,853       29,938       33,171        22,640
 8/31/2001       26,264       24,754       28,064       32,086        21,539
 9/30/2001       23,478       22,128       25,798       28,095        18,769
10/31/2001       24,069       22,685       26,290       29,337        19,753
11/30/2001       26,045       24,547       28,306       31,520        21,288
12/31/2001       26,856       25,311       28,554       33,148        22,429
 1/31/2002       26,619       25,088       28,138       32,976        22,005
 2/28/2002       26,112       24,611       27,595       33,016        21,382
 3/31/2002       27,396       25,821       28,633       35,377        22,832
 4/30/2002       26,670       25,136       26,897       35,211        22,608
 5/31/2002       26,315       24,802       26,699       34,617        22,108
 6/30/2002       24,187       22,796       24,797       32,084        20,605
 7/31/2002       22,058       20,790       22,864       28,973        18,606
 8/31/2002       22,227       20,949       23,014       29,122        18,714
 9/30/2002       19,998       18,848       20,513       26,775        17,453
10/31/2002       20,927       19,724       22,318       27,936        18,025
11/30/2002       22,160       20,886       23,632       29,552        19,269
12/31/2002       20,994       19,787       22,244       28,337        18,458
 1/31/2003       20,454       19,278       21,661       27,509        18,059
 2/28/2003       20,234       19,071       21,336       26,854        17,600
 3/31/2003       20,386       19,214       21,543       27,081        17,861
 4/30/2003       21,974       20,710       23,318       29,047        19,349
 5/31/2003       23,595       22,239       24,546       31,454        21,187
 6/30/2003       23,916       22,541       24,859       31,855        21,691
 7/31/2003       24,524       23,114       25,298       32,985        22,704
 8/31/2003       25,724       24,245       25,791       34,481        23,655
 9/30/2003       25,082       23,640       25,517       33,953        23,362
10/31/2003       26,906       25,359       26,961       36,521        25,142
11/30/2003       27,582       25,996       27,198       37,793        26,010
12/31/2003       28,056       26,448       28,624       38,431        26,551

                               AVERAGE ANNUAL TOTAL RETURNS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                             SINCE
                                        1 YEAR   5 YEARS   INCEPTION
Class A (Inception 7/7/94)
Net Asset Value/1/                      33.63%     2.86%     11.49%
With Maximum Sales Charge/2/            25.93      1.65      10.80

Class B (Inception 7/7/94)
Net Asset Value/1/                      32.69      2.08      10.66
With CDSC/3/                            27.69      1.79      10.66

Class C (Inception 7/7/94)
Net Asset Value1                        32.63      2.08      10.67
With Maximum Sales Charge and CDSC/3/   30.37      1.88      10.55

Class Y (Inception 11/15/94)
Net Asset Value1                        34.52      3.36      11.42

                                                              SINCE          SINCE
                                                          CLASS A, B, C    CLASS Y
COMPARATIVE PERFORMANCE                 1 YEAR   5 YEARS    INCEPTION     INCEPTION/9/
S&P 400 Midcap Index/4/                  35.62%     9.21%     15.37%         16.02%
S&P 500 Index/5/                         28.68     -0.57      11.82          12.27
Wilshire 4500 Index/6/                   43.72      4.10      10.90          11.28
Morningstar Mid Cap Growth Fund Avg./7/  36.09      2.61      10.01          10.03
Lipper Multi-Cap Core Funds Average/8/   29.89      2.49      10.55          10.99

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 PORTFOLIO FACTS
--------------------------------------------------------------------------------

                                                               % OF NET ASSETS
                                                                     AS OF
FUND COMPOSITION                                            12/31/03     6/30/03
--------------------------------------------------------------------------------
Common Stocks                                                 97.3        96.4
Short Term Investments and Other                               2.7         3.6

                                                               % OF NET ASSETS
                                                                     AS OF
TEN LARGEST HOLDINGS                                        12/31/03     6/30/03
--------------------------------------------------------------------------------
Liberty Media Corp.                                            1.3         1.4
Home Depot, Inc.                                               1.2         1.3
First Data Corp.                                               1.2         1.0
Time Warner, Inc.                                              1.2         1.2
Washington Mutual, Inc.                                        1.2         1.4
McDonald's Corp.                                               1.1         1.2
Xerox Corp.                                                    1.1         0.9
Gap (The), Inc.                                                1.0         0.9
Fannie Mae                                                     1.0         0.8
Honeywell International, Inc.                                  1.0         0.9

                                                               % OF NET ASSETS
                                                                     AS OF
FIVE LARGEST INDUSTRIES                                     12/31/03     6/30/03
--------------------------------------------------------------------------------
Software                                                       6.3         5.0
Media - Broadcasting & Publishing                              6.2         6.1
Semiconductors                                                 5.1         4.3
Beverages, Food & Tobacco                                      4.9         5.4
Oil & Gas                                                      4.6         4.5

Portfolio holdings and asset allocations will vary.

See page 11 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge, and a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ S&P 400 Midcap Index is an unmanaged index of U.S. mid-sized company stocks.
/5/  S&P 500 Index is an unmanaged index of U.S. common stocks.
/6/ Wilshire 4500 Index is an unmanaged index of 4,500 mid- and small-size companies.
/7/ Morningstar Mid Cap Growth Fund Average is an average of performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/8/ Lipper Multi-Cap Core Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
/9/ The since-inception performance comparisons shown for each Class of fund shares are calculated as follows: Class A, B & C from 7/31/94; Class Y from 11/30/94.

                           CDC NVEST STAR GROWTH FUND

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

An improved economic environment and higher corporate profits helped create a more positive environment for stocks during 2003. For the year ended December 31, 2003, the total return on CDC Nvest Star Growth Fund was 38.42% based on the net asset value of Class A shares. The fund's benchmark, the Russell 3000 Index, returned 31.06% for the same period, while the average return on funds in Morningstar's Mid Cap Growth category was 36.09%.

The fund's four segments are each managed by a different investment advisor. Miller Anderson seeks companies that exhibit superior growth prospects, accelerating returns, sustainable competitive advantages and experienced management. RS Investments focuses on companies with potential growth catalysts such as new products, strong management and expanding markets. Vaughan Nelson emphasizes companies believed to offer a combination of competitive products, strong financials, quality management and positive prospects. Westpeak seeks reasonably priced stocks using proprietary quantitative methodologies.

Subadvisors:
Miller Anderson
RS Investment Management, L.P.
Vaughan Nelson Investment Management, L.P.
Westpeak Global Advisors, L.P.

MILLER ANDERSON: RIGOROUS STOCK SELECTION WORKED WELL IN 2003

Consumer discretionary, consumer staples, financial services, and transportation did well in 2003, while healthcare and producer durables lagged. Top performers included: GTECH Holdings, which operates computerized on-line lottery systems; InterActive Data Corp., a diversified media and electronic commerce business (Home Shopping Network, Expedia.com and Hotels.com); and Royal Caribbean Cruises, one of the world's largest cruise lines. Stocks that hurt performance included: Accredo Health, a specialty pharmacy services provider, whose earnings expectations declined; Career Education, which was adversely affected by a lawsuit; and National Semiconductor, whose restructuring plans were not well received. Accredo Health and Career Education were sold. However, Miller Anderson regards National Semiconductor as a potential turnaround situation.

RS INVESTMENTS (RS): SMALL-CAPS FLOURISHED IN A RECOVERING ECONOMY

As the economy accelerated, the technology, consumer discretionary and healthcare sectors enjoyed strong growth. Demand for metals and other materials rose, but inventories were tight. The segment benefited when GrafTech International, which sells graphite and carbon electrodes, experienced a turnaround. RS's emphasis on energy has been a positive because rising energy prices have not yet been matched by increased exploration. Although exploration and production companies like Ultra Petroleum provided good returns, drilling services companies like Rowan Companies and Superior Energy Services have lagged. RS sold Ultra Petroleum on strength. Rowan was also sold, but Superior Energy remained in the segment at year-end. In technology, SupportSoft, a leader in support automation software, enhanced returns. Because RS realized large gains in technology in the second and third quarters, this segment ended 2003 with a lower exposure to the sector.

VAUGHAN NELSON: MAINTAINS A BIAS TOWARD LARGER, HIGH-QUALITY NAMES

Technology and healthcare led the segment, while consumer cyclicals and industrials held back results because they were underrepresented. Long-term holdings Vaughan Nelson describes as "established leaders" accounted for approximately 65% of the segment, while about 35% was in stocks with a 12- to 18-month investment horizon, termed "developing leaders." Top performers included: Analog Devices, Boston Scientific, and Applied Materials. Analog Devices and Applied Materials benefited from the economic recovery and improved technology spending. Boston Scientific was helped by progress toward approval of Taxus, a product used to treat cardiovascular disease. Among the segment's worst performers were aerospace and defense contractor Northrop Grumman, retailer Kohl's, and healthcare-provider HCA. Since Vaughan Nelson believes each of these companies maintains a sustainable competitive advantage in its industry, all three remained in the segment at year-end.

WESTPEAK: 2003 WAS REMINISCENT OF "BUBBLE" IN THE LATE 1990S

The segment's emphasis on smaller companies in such industries as medical services, construction, and computer hardware was positive. However, its holdings in more speculative, volatile stocks and in high-yielding stocks was relatively modest, and this held the segment back, in relative terms. Its top-performing stocks included two giants - Intel and Cisco - both of which enjoyed increasing profitability and higher earnings expectations, and Transaction Systems Architects, a software company specializing in electronic transfer of funds. Transactions Systems was sold when its stock price appreciated significantly. Three stocks that contributed least to the segment in 2003 were pharmaceutical giant Merck, MedImmune, a biotech firm, and domestic gas explorer Anadarko Petroleum. The segment continues to hold Merck, because of its attractive valuation, modest use of financial leverage and consistent earnings. For similar reasons, MedImmune was still in the segment at year-end, but Anadarko was sold when the stock price failed to keep up with the market.

                           CDC NVEST STAR GROWTH FUND

                                    INVESTMENT RESULTS THROUGH DECEMBER 31, 2003
--------------------------------------------------------------------------------

PERFORMANCE IN PERSPECTIVE

The charts comparing CDC Nvest Star Growth Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

                              [CHART APPEARS HERE]

                       CDC NVEST STAR GROWTH FUND         RUSSELL/4/
                       --------------------------           3000
                    Class A @ N.A.V       Class A/2/       INDEX
                     -------------        @ M.S.C.        ----------
  Month              Cumulative/1/      Cumulative       Cumulative
   End                   Value             Value            Value
----------            ----------        ----------       ----------
12/31/1997                10,000             9,425           10,000
 1/31/1998                10,180             9,595           10,052
 2/28/1998                11,280            10,631           10,771
 3/31/1998                11,520            10,858           11,305
 4/30/1998                11,890            11,206           11,416
 5/31/1998                11,320            10,669           11,134
 6/30/1998                12,410            11,696           11,511
 7/31/1998                12,090            11,395           11,302
 8/31/1998                 9,830             9,265            9,570
 9/30/1998                10,710            10,094           10,223
10/31/1998                11,580            10,914           10,999
11/30/1998                12,940            12,196           11,672
12/31/1998                15,000            14,137           12,414
 1/31/1999                17,560            16,550           12,836
 2/28/1999                16,280            15,344           12,381
 3/31/1999                17,740            16,720           12,835
 4/30/1999                18,220            17,173           13,415
 5/31/1999                16,740            15,778           13,160
 6/30/1999                17,990            16,956           13,825
 7/31/1999                17,410            16,409           13,405
 8/31/1999                17,410            16,409           13,253
 9/30/1999                17,210            16,220           12,914
10/31/1999                18,084            17,044           13,724
11/30/1999                20,651            19,464           14,108
12/31/1999                25,982            24,488           15,009
 1/31/2000                26,098            24,597           14,420
 2/29/2000                31,949            30,112           14,554
 3/31/2000                28,781            27,126           15,694
 4/30/2000                25,000            23,562           15,141
 5/31/2000                21,750            20,500           14,716
 6/30/2000                22,352            21,066           15,151
 7/31/2000                20,490            19,312           14,884
 8/31/2000                22,675            21,371           15,987
 9/30/2000                22,027            20,761           15,264
10/31/2000                18,767            17,687           15,046
11/30/2000                15,136            14,265           13,659
12/31/2000                15,251            14,374           13,889
 1/31/2001                15,043            14,178           14,364
 2/28/2001                12,303            11,595           13,052
 3/31/2001                10,800            10,179           12,201
 4/30/2001                11,412            10,756           13,179
 5/31/2001                11,008            10,375           13,285
 6/30/2001                10,985            10,353           13,040
 7/31/2001                10,742            10,124           12,825
 8/31/2001                 9,863             9,296           12,068
 9/30/2001                 8,337             7,857           11,003
10/31/2001                 8,996             8,479           11,259
11/30/2001                 9,794             9,230           12,127
12/31/2001                10,129             9,547           12,298
 1/31/2002                 9,921             9,350           12,143
 2/28/2002                 9,192             8,664           11,895
 3/31/2002                 9,609             9,056           12,417
 4/30/2002                 9,007             8,489           11,765
 5/31/2002                 8,660             8,163           11,629
 6/30/2002                 7,828             7,378           10,792
 7/31/2002                 7,030             6,626            9,934
 8/31/2002                 6,949             6,550            9,981
 9/30/2002                 6,359             5,994            8,932
10/31/2002                 6,868             6,473            9,643
11/30/2002                 7,227             6,811           10,227
12/31/2002                 6,741             6,353            9,649
 1/31/2003                 6,440             6,070            9,413
 2/28/2003                 6,383             6,016            9,258
 3/31/2003                 6,475             6,103            9,355
 4/30/2003                 6,984             6,582           10,119
 5/31/2003                 7,585             7,149           10,730
 6/30/2003                 7,805             7,356           10,875
 7/31/2003                 8,128             7,661           11,124
 8/31/2003                 8,464             7,977           11,371
 9/30/2003                 8,302             7,825           11,247
10/31/2003                 8,961             8,446           11,928
11/30/2003                 9,169             8,642           12,092
12/31/2003                 9,331             8,795           12,645

                               AVERAGE ANNUAL TOTAL RETURNS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                    SINCE
                                         1 YEAR/7/   5 YEARS/7/  INCEPTION/7/

Class A (Inception 12/31/97)
Net Asset Value/1/                         38.42%     -9.06%       -1.15%
With Maximum Sales Charge/2/               30.37     -10.13        -2.12

Class B (Inception 10/29/99)
Net Asset Value/1/                         37.37         --       -15.28
With CDSC/3/                               32.37         --       -15.69

Class C (Inception 10/29/99)
Net Asset Value/1/                         37.54         --       -15.25
With Maximum Sales Charge and CDSC/3/      35.12         --       -15.46

Class A performance history includes periods from its predecessor fund.

                                                                SINCE          SINCE
                                                               CLASS A     CLASS B AND C
COMPARATIVE PERFORMANCE                    1 YEAR    5 YEARS INCEPTION/8/   INCEPTION/8/
Russell 3000 Index/4/                       31.06%    0.37%      3.99%        -1.95%
Morningstar Mid Cap Growth Fund Average/5/  36.09     2.61       4.30         -1.64
Lipper Multi-Cap Growth Funds Average/6/    35.34     -1.26      3.45         -6.25

All results represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 PORTFOLIO FACTS
--------------------------------------------------------------------------------

                                                               % OF NET ASSETS
                                                                     AS OF
FUND COMPOSITION                                            12/31/03     6/30/03
--------------------------------------------------------------------------------
Common Stocks                                                 98.8        96.8
Short Term Investments and Other                               1.2         3.2

                                                               % OF NET ASSETS
                                                                     AS OF
TEN LARGEST HOLDINGS                                        12/31/03     6/30/03
--------------------------------------------------------------------------------
Microsoft Corp.                                                2.4         2.9
Intel Corp.                                                    2.2         2.2
Cisco Systems, Inc.                                            2.1         1.7
Pfizer, Inc.                                                   1.9         2.1
General Electric Co.                                           1.8         2.1
Wal-Mart Stores, Inc.                                          0.8         0.9
Saxon Capital, Inc.                                            0.8         0.0
Amgen, Inc.                                                    0.8         0.9
Varian Medical Systems, Inc.                                   0.8         0.5
Xilinx, Inc.                                                   0.8         0.5

                                                               % OF NET ASSETS
                                                                     AS OF
FIVE LARGEST INDUSTRIES                                     12/31/03     6/30/03
--------------------------------------------------------------------------------
Semiconductors                                                 7.8         9.4
Software                                                       7.6         7.3
Pharmaceuticals                                                7.1         9.3
Financial Services                                             5.0         5.5
Retailers                                                      4.8         4.3

Portfolio holdings and asset allocations will vary.

See page 11 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS

/1/  Does not include a sales charge.
/2/ Includes the maximum sales charge of 5.75%. Until 10/29/99, the fund had only one class of shares and was offered without a sales charge. Historical performance has been recalculated to include a sales charge.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge, and a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ Russell 3000 Index is an unmanaged list of the 3,000 largest U.S. companies based on total market capitalization.
/5/ Morningstar Mid Cap Growth Fund Average is an average of performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/6/ Lipper Multi-Cap Growth Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
/7/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/8/ The since-inception performance comparisons for each class of fund shares are calculated as follows: Class A from 12/31/97; Class B and C from 10/31/99.

                        CDC NVEST STAR INTERNATIONAL FUND

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

Stock markets worldwide improved dramatically in 2003, and international investors benefited from the decline in the U.S. dollar in international currency markets. CDC Nvest Star International Fund's total return was 39.02% based on the net asset value of Class A shares. For the same period, the MSCI EAFE Index and the MSCI ACWI ex-U.S. Index (neither of which include the United States), returned 39.17% and 41.41%, respectively, and the MSCI World Index (which includes the United States) returned 33.76%. The average performance of comparable funds in Morningstar's Foreign Large Blend category was 33.32%.

This fund's investment strategy was changed at the beginning of August, 2003 to allow it to invest mainly in stocks of companies located outside the United States. Hansberger Global Investors (HGI), which specializes in global investing, manages both a value- and a growth-oriented international segment. HGI's value segment seeks stocks selling at what is believed to be less than their intrinsic value, based on the companies' long-term earnings potential. HGI's growth segment searches for stocks of mid- to large-cap companies with higher-than-average growth levels and lower relative stock prices. Harris Associates' segment seeks stocks of small- to mid-cap companies that are trading at discounts to "true business value." Loomis Sayles' segment focuses on large-cap stocks, but may invest in securities of any size.

Subadvisors:
Hansberger Global Investors, Inc.
Harris Associates L.P.
Loomis, Sayles & Company, L.P.

HGI INTERNATIONAL GROWTH SEGMENT: QUALITY GROWTH STOCKS WERE OUT OF FAVOR IN
2003

Mid-cap stocks that are not normally featured in this segment led the rally in 2003. The segment's strongest performers included: worldwide fashion retailer Esprit Holdings, headquartered in Hong Kong; Vestas Wind Systems, a leading Danish manufacturer of wind turbines used to generate electricity; and Siemens, a German industrial conglomerate, which benefited from its competitive positioning. Detractors included: Aegon, a leading Dutch insurance company adversely impacted by the weak U.S. dollar; ORIX, a Japanese financial services company which experienced weak operating results; and Norway's Tomra Systems, which develops and markets machines used to recycle beverage containers. All three stocks were sold.

HGI INTERNATIONAL VALUE SEGMENT: EMPHASIZED ASIAN AND EUROPEAN STOCKS

Top 2003 selections included: China's Denway Motors, benefiting from the strong demand for automobiles in China; Japan's Sumitomo Trust & Banking Company, which held up well during Japan's economic downturn; and Britain's Amersham PLC, which develops products used in research, treatment and diagnosis of diseases. General Electric's medical division recently acquired Amersham at a handsome premium. Detractors from performance included Mabuchi Motor and Canon, two Japanese companies, and Britain's Amvescap PLC. HGI sees catalysts for improved profits for Mabuchi, which makes tiny motorized applications for the automobile and electronics industries. A world leader in optical and imaging-related technologies, Canon rallied from its 2003 lows but lagged the market since August. HGI believes that global money manager Amvescap is undervalued.

HARRIS ASSOCIATES INTERNATIONAL SEGMENT: RECOVERY WAS WIDESPREAD IN 2003

Top performers this year included: Sweden's Telefonaktiebolaget LM Ericsson, a telecom company; Italian bank San Paolo IMI SpA; and French advertising company, Publicis Groupe SA. Each of these companies operates in sectors that had been out of favor previously. Detractors included: Swedish medical equipment manufacturer, Gambro AB; British equipment manufacturing group FKI PLC; and Rolls-Royce Group PLC, a leading British aerospace and defense contractor. With the exception of Rolls-Royce, all of these stocks were sold in the first quarter, so their impact for the year as a whole, though negative, was minimal. The segment's ups far outweighed its downs in 2003.

LOOMIS SAYLES SEGMENT: SMALL CAPS AND EMERGING COUNTRIES PERFORMED WELL

This segment's best performers in 2003 included retailers Kingfisher PLC and Esprit, Straumann Holdings, a Swiss company that focuses on equipment for the growing dental implant business, Brazil's aircraft manufacturer, Embraer and Anglo Irish Bank, which reported excellent profits and increased its dividend significantly. Inevitably, some stocks were stronger than others and the segment was challenged by food retailer Tesco, Swiss Reinsurance and healthcare provider Nichi Gakkan. Although the war on terrorism and the prospect of higher inflation cloud the horizon, Loomis believes that strong earnings growth will drive the markets higher in 2004.

Note: Effective March 1, 2004, this fund will be changed from a multiple-manager fund to a fund with a single manager. Hansberger Global Investors will be the manager and the fund's name will be changed to Hansberger International Fund.

                        CDC NVEST STAR INTERNATIONAL FUND

                                    INVESTMENT RESULTS THROUGH DECEMBER 31, 2003
--------------------------------------------------------------------------------

PERFORMANCE IN PERSPECTIVE

The charts comparing CDC Nvest Star International Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

               December 1995 (inception) through December 31, 2003

                              [CHART APPEARS HERE]

                                          MSCI/4/     MSCI/5/      MSCI/6/
                                          WORLD        EAFE      ACWI EX USA
                           Class A/2/     INDEX        INDEX        INDEX
                            @ M.S.C.    ----------   ----------   -----------
  Month      Cumulative/1/ Cumulative   Cumulative   Cumulative    Cumulative
   End          Value        Value        Value        Value        Value
---------    ----------   ----------   ----------   ----------   -----------
12/29/1995       10,000        9,425       10,000       10,000        10,000
12/31/1995       10,000        9,425       10,000       10,000        10,000
 1/31/1996       10,088        9,508       10,183       10,043        10,137
 2/29/1996       10,264        9,674       10,247       10,080        10,137
 3/31/1996       10,528        9,923       10,419       10,297        10,327
 4/30/1996       10,872       10,247       10,666       10,598        10,640
 5/31/1996       11,136       10,496       10,677       10,406        10,480
 6/30/1996       11,176       10,533       10,733       10,467        10,533
 7/31/1996       10,664       10,051       10,356       10,164        10,183
 8/31/1996       10,952       10,322       10,477       10,189        10,243
 9/30/1996       11,136       10,496       10,889       10,462        10,497
10/31/1996       11,048       10,413       10,967       10,357        10,392
11/30/1996       11,496       10,835       11,583       10,772        10,793
12/31/1996       11,667       10,996       11,400       10,636        10,668
 1/31/1997       12,136       11,439       11,539       10,266        10,472
 2/28/1997       12,388       11,675       11,674       10,437        10,664
 3/31/1997       12,266       11,561       11,445       10,477        10,641
 4/30/1997       12,388       11,675       11,821       10,535        10,731
 5/31/1997       13,028       12,278       12,553       11,223        11,394
 6/30/1997       13,627       12,844       13,181       11,845        12,023
 7/31/1997       14,146       13,332       13,790       12,039        12,266
 8/31/1997       13,352       12,584       12,869       11,142        11,301
 9/30/1997       14,082       13,272       13,570       11,769        11,912
10/31/1997       13,061       12,310       12,858       10,867        10,898
11/30/1997       12,908       12,166       13,088       10,759        10,762
12/31/1997       13,146       12,390       13,249       10,855        10,886
 1/31/1998       13,104       12,350       13,621       11,354        11,211
 2/28/1998       13,996       13,192       14,544       12,085        11,959
 3/31/1998       14,566       13,729       15,161       12,460        12,373
 4/30/1998       14,651       13,809       15,311       12,561        12,461
 5/31/1998       14,353       13,528       15,121       12,503        12,235
 6/30/1998       14,056       13,248       15,483       12,601        12,189
 7/31/1998       14,013       13,208       15,460       12,731        12,305
 8/31/1998       11,794       11,116       13,401       11,157        10,570
 9/30/1998       11,683       11,012       13,640       10,818        10,346
10/31/1998       12,534       11,813       14,875       11,948        11,430
11/30/1998       13,206       12,446       15,762       12,563        12,044
12/31/1998       13,673       12,887       16,535       13,062        12,459
 1/31/1999       14,150       13,336       16,899       13,027        12,446
 2/28/1999       13,971       13,168       16,452       12,719        12,167
 3/31/1999       14,541       13,705       17,139       13,253        12,755
 4/30/1999       15,323       14,442       17,817       13,793        13,393
 5/31/1999       14,940       14,081       17,169       13,086        12,764
 6/30/1999       15,816       14,907       17,972       13,599        13,350
 7/31/1999       15,638       14,738       17,920       14,006        13,663
 8/31/1999       15,527       14,634       17,891       14,061        13,711
 9/30/1999       15,170       14,298       17,720       14,205        13,804
10/31/1999       15,706       14,803       18,643       14,740        14,318
11/30/1999       16,879       15,909       19,170       15,256        14,890
12/31/1999       18,819       17,736       20,725       16,628        16,310
 1/31/2000       18,119       17,077       19,540       15,574        15,425
 2/29/2000       19,253       18,146       19,595       15,996        15,842
 3/31/2000       19,310       18,200       20,952       16,620        16,438
 4/30/2000       17,911       16,881       20,069       15,748        15,520
 5/31/2000       17,097       16,114       19,563       15,367        15,123
 6/30/2000       17,599       16,587       20,224       15,971        15,767
 7/31/2000       17,126       16,141       19,657       15,305        15,145
 8/31/2000       17,637       16,623       20,299       15,441        15,332
 9/30/2000       16,973       15,997       19,222       14,692        14,482
10/31/2000       16,329       15,390       18,903       14,348        14,021
11/30/2000       15,586       14,690       17,758       13,813        13,392
12/31/2000       16,519       15,569       18,047       14,307        13,850
 1/31/2001       16,840       15,872       18,398       14,300        14,057
 2/28/2001       15,763       14,857       16,845       13,229        12,945
 3/31/2001       14,732       13,885       15,742       12,353        12,030
 4/30/2001       15,683       14,781       16,909       13,220        12,848
 5/31/2001       15,866       14,954       16,699       12,764        12,493
 6/30/2001       15,735       14,830       16,178       12,246        12,014
 7/31/2001       15,447       14,559       15,965       12,025        11,746
 8/31/2001       15,113       14,244       15,202       11,722        11,455
 9/30/2001       13,535       12,757       13,865       10,538        10,239
10/31/2001       13,800       13,006       14,132       10,807        10,526
11/30/2001       14,583       13,744       14,970       11,206        11,008
12/31/2001       15,035       14,170       15,066       11,273        11,150
 1/31/2002       14,677       13,833       14,611       10,675        10,672
 2/28/2002       14,711       13,865       14,487       10,750        10,749
 3/31/2002       15,589       14,693       15,159       11,390        11,378
 4/30/2002       15,485       14,595       14,622       11,419        11,407
 5/31/2002       15,577       14,682       14,656       11,574        11,531
 6/30/2002       14,630       13,788       13,770       11,118        11,033
 7/31/2002       13,227       12,466       12,611       10,021         9,958
 8/31/2002       13,250       12,488       12,637       10,001         9,958
 9/30/2002       11,616       10,948       11,250        8,929         8,903
10/31/2002       12,253       11,549       12,082        9,410         9,381
11/30/2002       13,134       12,379       12,736        9,838         9,832
12/31/2002       12,566       11,843       12,122        9,508         9,514
 1/31/2003       12,125       11,428       11,755        9,112         9,180
 2/28/2003       11,789       11,111       11,554        8,904         8,994
 3/31/2003       11,639       10,969       11,522        8,735         8,820
 4/30/2003       12,856       12,117       12,551        9,601         9,669
 5/31/2003       13,771       12,980       13,275       10,192        10,285
 6/30/2003       14,084       13,275       13,510       10,444        10,570
 7/31/2003       14,374       13,548       13,786       10,699        10,852
 8/31/2003       14,826       13,974       14,088       10,959        11,175
 9/30/2003       15,023       14,160       14,177       11,299        11,488
10/31/2003       16,090       15,165       15,021       12,004        12,233
11/30/2003       16,368       15,427       15,253       12,273        12,500
12/31/2003       17,470       16,469       16,214       13,232        13,454

                               AVERAGE ANNUAL TOTAL RETURNS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                        SINCE
                                         1 YEAR/10/   5 YEARS/10/  INCEPTION/10/
Class A (Inception 12/29/95)
Net Asset Value/1/                         39.02%       5.02%         7.22%
With Maximum Sales Charge/2/               31.04        3.79          6.43

Class B (Inception 12/29/95)
Net Asset Value/1/                         37.98        4.25          6.44
With CDSC/3/                               32.98        3.95          6.44

Class C (Inception 12/29/95)
Net Asset Value/1/                         37.98        4.22          6.44
With Maximum Sales Charge and CDSC/3/      35.65        4.01          6.30

                                                                       SINCE
COMPARATIVE PERFORMANCE                     1 YEAR    5 YEARS       INCEPTION/9/
MSCI ACWI ex-U.S. Index/6/                   41.41%     1.55%         3.78%
MSCI World Index/4/                          33.76     -0.39          6.23
MSCI EAFE Index/5/                           39.17      0.26          3.56
Morningstar Foreign Large Blend Fund Avg/7/  33.32      0.49          4.37
Lipper International Funds Average/8/        34.74      1.29          4.59

All results represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 PORTFOLIO FACTS
--------------------------------------------------------------------------------

                                                               % OF NET ASSETS
                                                                     AS OF
FUND COMPOSITION                                            12/31/03     6/30/03
--------------------------------------------------------------------------------
Common Stocks                                                 98.0        96.2
Short Term Investments and Other                               2.0         3.8

                                                               % OF NET ASSETS
                                                                     AS OF
TEN LARGEST HOLDINGS                                        12/31/03     6/30/03
--------------------------------------------------------------------------------
Aventis SA                                                     1.8         1.2
GlaxoSmithKline PLC                                            1.7         1.5
Vodafone Group PLC                                             1.5         1.2
Total SA                                                       1.5         0.9
Novartis AG                                                    1.3         0.8
Nestle SA                                                      1.2         0.8
Samsung Electronics Co., Ltd.                                  1.2         0.5
Diageo PLC                                                     1.2         1.1
Cadbury Schweppes PLC                                          1.1         0.6
Akzo Nobel NV                                                  1.1         0.9

                                                               % OF NET ASSETS
                                                                     AS OF
FIVE LARGEST COUNTRIES                                      12/31/03     6/30/03
--------------------------------------------------------------------------------
United Kingdom                                                19.6        14.4
Japan                                                         12.8         9.5
France                                                        12.4         8.5
Germany                                                        8.8         5.0
Switzerland                                                    8.3         6.0

Portfolio holdings and asset allocations will vary.

See page 11 for information on the possible risks associated with an investment in this fund.

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index of common stocks from the MSCI developed-market countries.
/5/ Morgan Stanley Capital International Europe Australasia and Far East Index (MSCI EAFE) is an unmanaged index of common stocks traded outside the U.S. The MSCI EAFE replaces the MSCI World Index as the fund's comparative index because CDC IXIS Advisors believes it is more representative of the types of stocks in which the fund can invest.
/6/ Morgan Stanley Capital International All Countries World Index ex-U.S. (MSCI ACWI-ex-U.S. Index) is an unmanaged index of stock markets throughout the world excluding the United States.
/7/ Morningstar Foreign Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/8/ Lipper International Funds Average is the average performance without sales charges of mutual funds with a similar current investment style or objective, as calculated by Lipper Inc.
/9/ The since-inception performance comparisons shown are calculated from 12/31/95.
/10/ Fund performance has been increased by expense waivers, without which performance would have been lower.

                          CDC NVEST STAR SMALL CAP FUND

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

In absolute terms, 2003 was a strong year for CDC Nvest Star Small Cap Fund. For the 12 months ended December 31, 2003, the total return on Class A shares of the fund at net asset value was 38.71%. However, the fund's benchmark, the Russell 2000 Index, returned 47.25% for the period, while the average performance for the funds in Morningstar's Small Growth category was 45.00%. Small-cap stocks generally lagged in the first quarter of the year, but then took the lead for the balance of the year until December, when investors took profits on many fast-moving stocks.

Four advisors with distinctive styles manage this fund. Harris Associates uses a bottom-up stock selection process designed to identify undervalued companies. Loomis Sayles seeks young, aggressive companies with new products, strong management and dynamic earnings growth. RS Investments emphasizes small-cap companies with potential growth catalysts, including new products, new management, expansion into new markets or recognition of undervalued assets. Salomon Brothers uses fundamental and quantitative methods to seek smaller-company value stocks.

Subadvisors:
Harris Associates L.P.
Loomis, Sayles & Company, L.P.
RS Investment Management, L.P.
Salomon Brothers Asset Management Inc

HARRIS ASSOCIATES: VALUE STOCKS DID WELL BUT LAGGED GROWTH IN 2003

The best-performing stocks in this segment in 2003 included Integrated Electrical Services, BankAtlantic Bancorp, and eFunds Corporation. The recovering economy and Integrated Electrical's cost-cutting efforts combined to give this contracting services company a good year. The market responded positively to BankAtlantic's decision to spin off their real estate subsidiary. Rising demand for eFund's professional and risk-management services drove up the price of shares. Disappointments this year included SureBeam, Imation, Central Parking Corporation, and Insituform Technologies. All but SureBeam remain in the segment. Harris believes Central Parking will enjoy stronger earnings as the economy gains momentum. Insituform repairs and replaces aging sewer systems - a field Harris believes will grow. Harris also believes the slide in Imation stock should prove temporary.

LOOMIS SAYLES: GROWTH STOCKS PERFORMED WELL FOR MOST OF 2003

United Online was one of the best contributors to this segment's performance. The company's low-cost Internet access and e-mail services led to strong growth, and Loomis sold the stock on strength. Another top performer was Lam Research, a semiconductor equipment supplier that enjoyed strong earnings gains in 2003. OmniVision Technologies, which designs and markets image-capturing chips for cell phones, was also a powerful contributor. Detractors included LaBranche & Co., PEC Solutions and Accredo Health. All three companies missed their earnings targets and were sold. Low trading volumes on the NYSE hurt LaBranche; competitive pressures and slow funding for homeland security and related programs held PEC Solutions back. A slowdown in acquisitions and pricing concerns hurt Accredo.

RS INVESTMENTS (RS): SMALL-CAPS FLOURISHED IN A RECOVERING ECONOMY

As the economy accelerated, the technology, consumer discretionary and healthcare sectors enjoyed strong growth. Demand for metals and other materials rose, but inventories were tight. The segment benefited when GrafTech International, which sells graphite and carbon electrodes, experienced a turnaround. RS's emphasis on energy has been a positive because rising energy prices have not yet been matched by increased exploration. Although exploration and production companies like Ultra Petroleum provided good returns, drilling services companies like Rowan Companies and Superior Energy Services have lagged. RS sold Ultra Petroleum on strength. Rowan was also sold, but Superior Energy remained in the segment at year-end. In technology, SupportSoft, a leader in support automation software, enhanced returns. Because RS realized large gains in technology in the second and third quarters, this segment ended 2003 with a lower exposure to the sector.

SALOMON BROTHERS: EMPHASIZED INDUSTRIALS AND TECHNOLOGY

Although this segment performed well in absolute terms, Salomon Brothers avoided the more speculative issues that did well in 2003. As a result, the segment underperformed the benchmark. Salomon focused on sectors expected to benefit from an unfolding economic recovery, with particular emphasis on companies they believed would profit from increased corporate spending. Concerned about a possible increase in interest rates as economic activity picks up, Salomon downplayed companies they believed would be hurt by rising interest rates in a strengthening economy - notably the financial sector and real estate investment trusts (REITs). The manager also believes utilities have become overvalued and that the industry may suffer in a difficult regulatory environment, as well as from rising interest rates in 2004.

Note: Effective March 1, 2004, this fund will be changed from a multi-manager fund to a fund with a single manager. Vaughan Nelson Investment Management, L.P. will be the manager and the Fund's name will be changed to Vaughan Nelson Small Cap Value Fund.

                          CDC NVEST STAR SMALL CAP FUND

                                    INVESTMENT RESULTS THROUGH DECEMBER 31, 2003
--------------------------------------------------------------------------------

PERFORMANCE IN PERSPECTIVE

The charts comparing CDC Nvest Star Small Cap Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

               DECEMBER 1996 (INCEPTION) THROUGH DECEMBER 31, 2003

                              [CHART APPEARS HERE]

                                        RUSSELL/4/
                                           2000
                           Class A/2/     INDEX
                           @ M.S.C.    ----------
  Month     Cumulative/1/ Cumulative   Cumulative
   End          Value        Value        Value
----------   ----------   ----------   ----------
12/31/1996       10,000        9,425       10,000
 1/31/1997       10,192        9,606       10,200
 2/28/1997        9,920        9,350        9,953
 3/31/1997        9,352        8,814        9,483
 4/30/1997        9,264        8,731        9,509
 5/31/1997       10,448        9,847       10,567
 6/30/1997       11,040       10,405       11,020
 7/31/1997       11,784       11,106       11,533
 8/31/1997       12,104       11,408       11,797
 9/30/1997       13,160       12,403       12,660
10/31/1997       12,672       11,943       12,104
11/30/1997       12,376       11,664       12,026
12/31/1997       12,697       11,967       12,236
 1/31/1998       12,342       11,632       12,043
 2/28/1998       13,349       12,582       12,934
 3/31/1998       14,126       13,314       13,467
 4/30/1998       13,994       13,189       13,542
 5/31/1998       13,135       12,379       12,812
 6/30/1998       13,341       12,574       12,839
 7/31/1998       12,300       11,593       11,800
 8/31/1998        9,624        9,070        9,509
 9/30/1998       10,293        9,701       10,253
10/31/1998       10,748       10,130       10,671
11/30/1998       11,758       11,082       11,230
12/31/1998       12,958       12,212       11,925
 1/31/1999       13,231       12,470       12,083
 2/28/1999       12,122       11,425       11,105
 3/31/1999       12,957       12,212       11,278
 4/30/1999       13,934       13,133       12,289
 5/31/1999       13,818       13,023       12,468
 6/30/1999       14,968       14,107       13,032
 7/31/1999       14,786       13,936       12,674
 8/31/1999       14,654       13,811       12,205
 9/30/1999       15,060       14,194       12,208
10/31/1999       16,201       15,270       12,257
11/30/1999       18,064       17,025       12,989
12/31/1999       21,428       20,196       14,460
 1/31/2000       21,401       20,171       14,227
 2/29/2000       26,680       25,146       16,577
 3/31/2000       25,665       24,189       15,484
 4/30/2000       22,655       21,352       14,552
 5/31/2000       20,816       19,619       13,704
 6/30/2000       22,509       21,215       14,899
 7/31/2000       20,926       19,723       14,419
 8/31/2000       23,526       22,174       15,520
 9/30/2000       22,775       21,466       15,063
10/31/2000       20,859       19,659       14,391
11/30/2000       17,222       16,232       12,914
12/31/2000       18,810       17,729       14,023
 1/31/2001       19,631       18,502       14,753
 2/28/2001       17,101       16,118       13,785
 3/31/2001       15,472       14,582       13,111
 4/30/2001       17,021       16,043       14,136
 5/31/2001       17,375       16,376       14,484
 6/30/2001       17,967       16,934       14,984
 7/31/2001       16,737       15,774       14,173
 8/31/2001       15,711       14,808       13,715
 9/30/2001       13,216       12,456       11,869
10/31/2001       14,116       13,305       12,563
11/30/2001       15,358       14,475       13,536
12/31/2001       16,543       15,592       14,371
 1/31/2002       16,156       15,227       14,222
 2/28/2002       14,868       14,013       13,832
 3/31/2002       16,190       15,259       14,944
 4/30/2002       15,814       14,905       15,080
 5/31/2002       15,051       14,185       14,411
 6/30/2002       14,048       13,240       13,696
 7/31/2002       11,929       11,243       11,627
 8/31/2002       11,917       11,232       11,598
 9/30/2002       10,824       10,201       10,765
10/31/2002       11,382       10,727       11,110
11/30/2002       12,259       11,554       12,101
12/31/2002       11,450       10,792       11,428
 1/31/2003       10,812       10,190       11,111
 2/28/2003       10,436        9,836       10,776
 3/31/2003       10,459        9,858       10,914
 4/30/2003       11,461       10,802       11,949
 5/31/2003       12,635       11,908       13,232
 6/30/2003       13,113       12,359       13,471
 7/31/2003       13,968       13,165       14,314
 8/31/2003       14,686       13,841       14,970
 9/30/2003       14,253       13,433       14,694
10/31/2003       15,278       14,400       15,928
11/30/2003       15,723       14,818       16,493
12/31/2003       15,882       14,972       16,828

                               AVERAGE ANNUAL TOTAL RETURNS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                     SINCE
                                              1 YEAR    5 YEARS    INCEPTION

Class A (Inception 12/31/96)
Net Asset Value/1/                             38.71%      4.15%      6.83%
With Maximum Sales Charge/2/                   30.77       2.92       5.94

Class B (Inception 12/31/96)
Net Asset Value/1/                             37.54       3.35       6.02
With CDSC/3/                                   32.54       3.05       6.02

Class C (Inception 12/31/96)
Net Asset Value/1/                             37.64       3.37       6.04
With Maximum Sales Charge and CDSC/3/          35.22       3.16       5.88

                                                                      SINCE
COMPARATIVE PERFORMANCE                        1 YEAR   5 YEARS    INCEPTION/7/
Russell 2000 Index/4/                           47.25%     7.13%       7.72%
Morningstar Small Cap Growth Fund Average/5/    45.00      6.20        7.18
Lipper Small Cap Core Funds Average/6/          44.24     10.07        9.37

All results represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 PORTFOLIO FACTS
--------------------------------------------------------------------------------

                                                               % OF NET ASSETS
                                                                     AS OF
FUND COMPOSITION                                            12/31/03     6/30/03
--------------------------------------------------------------------------------
Common Stocks                                                 97.2        97.4
Short Term Investments and Other                               2.8         2.6

                                                               % OF NET ASSETS
                                                                     AS OF
TEN LARGEST HOLDINGS                                        12/31/03     6/30/03
--------------------------------------------------------------------------------
Checkpoint Systems, Inc.                                       1.7         1.4
Conmed Corp.                                                   1.3         1.1
Hanger Orthopedic Group, Inc.                                  1.2         1.1
Del Monte Foods Co.                                            1.1         1.2
Tupperware Corp.                                               1.1         1.0
eFunds Corp.                                                   1.1         0.6
Ralcorp Holdings, Inc.                                         1.0         0.9
Insituform Technologies, Inc.                                  0.9         1.3
CIBER, Inc.                                                    0.9         1.1
XM Satellite Radio Holdings, Inc.                              0.8         0.4

                                                               % OF NET ASSETS
                                                                     AS OF
FIVE LARGEST INDUSTRIES                                     12/31/03     6/30/03
--------------------------------------------------------------------------------
Internet                                                       7.0         6.7
Software                                                       6.1         6.2
Commercial Services                                            5.8         4.4
Computers                                                      5.7         6.8
Medical Supplies                                               4.9         3.5

Portfolio holdings and asset allocations will vary.

See page 11 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ Russell 2000 Index is an unmanaged index measuring the stock price performance of the 2,000 smallest companies within the Russell 3000 Index.
/5/ Morningstar Small Cap Growth Fund Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/6/ Lipper Small Cap Core Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
/7/ The since-inception performance comparisons shown are calculated from 12/31/96.

                            CDC NVEST STAR VALUE FUND

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

After three years on the sidelines, investors returned to the stock market in March, as economic numbers improved substantially. For the year ended December 31, 2003, the total return based on the net asset value of Class A shares of CDC Nvest Star Value Fund was 31.61%. The fund's benchmark, the Russell 1000 Value Index, returned 30.03% for the period, while the average return on the funds in Morningstar's Large Cap Value category was 28.40%.

The fund sought value in a variety of sectors and across the market capitalization spectrum. Harris Associates favored companies priced at a deep discount, with positive cash flow, competitive returns and favorable growth potential. Loomis Sayles focused on companies with below-average valuations and above-average earnings prospects. Vaughan Nelson emphasized established but undervalued companies with the potential to rebound within 12 to 18 months. Westpeak used proprietary research to select stocks based on value and growth potential, while managing risks.

Subadvisors:
Harris Associates L.P.
Loomis, Sayles & Company, L.P.
Vaughan Nelson Investment Management, L.P.
Westpeak Global Advisors, L.P.

HARRIS ASSOCIATES: STOCK SELECTION WAS KEY TO SUCCESS

Three stocks that had positive impact on performance were Best Buy, Cendant Corporation and Tiffany & Co. Best Buy's profits more than doubled for its fiscal third quarter, as same-store sales rose significantly and margins improved, thanks primarily to strong back-to-school computer sales. Best Buy continues to gain market share. Anticipation of a recovery in business travel benefited shares of Cendant Corporation, a consumer travel and real estate company. The strong housing market also helped Coldwell Banker, Cendant's real estate division, which reported increased profits. Tiffany & Co. benefited from higher-than-expected increases in sales in its U.S. and international stores.

LOOMIS SAYLES: HIGHER-QUALITY STOCKS LAGGED TECHNOLOGY AND SPECULATIVE STOCKS

Although the 2003 stock-price rally benefited a broad range of stocks, technology and more speculative stocks provided the strongest results in nine months out of the year. Consequently, this segment's bias toward higher-quality stocks held it back. Among the strongest contributors to return, Citigroup benefited from increased activity in the capital markets and positive results from its consumer business. Another strong financial services company, U.S. Bancorp, did well as improving credit and revenue trends led to increased earnings estimates for 2004. New management at McDonalds, another segment leader, improved U.S. sales and increased profitability, and the stock rebounded. Although the segment generated strong return, it had to overcome disappointing performance at Kraft Foods, Jones Apparel and Merck. Kraft and Merck were sold because their earnings outlook deteriorated. Jones Apparel was also sold. It got caught in a licensing dispute with Ralph Lauren, which negatively impacted its earnings growth potential.

VAUGHAN NELSON: FINANCIAL, TECHNOLOGY AND HEALTHCARE STOCKS DID WELL

Vaughan Nelson focuses on individual companies with strong fundamentals; sectors are incidental. Top contributors included auto-loan specialist AmeriCredit; financial giant Citigroup; Cendant Corporation, a consumer travel and real estate company; and Bank of New York, which provides global security services. Top picks in technology included networking giant Cisco; and Intel, a semiconductor company. Triad Hospitals stood out among the segment's healthcare selections. Telecommunications, consumer staples and basic materials stocks did not live up to expectations, and slightly higher-than-normal cash reserves during part of the year also limited returns. Among consumer staples, Kraft Foods hurt performance and was sold, but drug-store chain CVS and Yankee Candle, which makes scented candles, did well. South African paper company, Sappi Ltd. lagged, but Vaughan Nelson continues to believe paper prices will rise as advertising picks up in 2004. Metals and mining produced strong gains for the segment in the second half of 2003.

WESTPEAK: SMALLER COMPANIES TOOK THE LEAD

An emphasis on smaller companies with quality earnings and reasonable price/earnings and price/book valuations were positives, although the segment's avoidance of speculative stocks, which performed well in 2003, detracted from results. Investments in department stores and specialty retailers, as well as a relatively large position in telecoms, held the segment back. On the other hand, the segment's emphasis in computer hardware and medical services were positives. Cisco, Intel and Yahoo contributed to total return. Cisco and Intel continue to enjoy strong profits. Yahoo did well for the segment for much of the year but was sold on strength when the stock price reached high levels relative to its earnings. Disappointments this year included: Eastman Kodak, a world leader in imaging products; pharmaceutical giant Merck; and Semco Energy, a domestic producer of natural gas. Westpeak sold Eastman Kodak and Semco, and trimmed the segment's position in Merck.

                            CDC NVEST STAR VALUE FUND

                                    INVESTMENT RESULTS THROUGH DECEMBER 31, 2003
--------------------------------------------------------------------------------

PERFORMANCE IN PERSPECTIVE

The charts comparing CDC Nvest Star Value Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

                   DECEMBER 31, 1993 THROUGH DECEMBER 31, 2003

                              [CHART APPEARS HERE]

                                        RUSSELL/4/
                                          1000
                                          VALUE
                          Class A/2/      INDEX
                           @ M.S.C.    ----------
  Month     Cumulative/1/ Cumulative   Cumulative
   End          Value        Value        Value
----------   ----------   ----------   ----------
12/31/1993       10,000        9,425       10,000
 1/31/1994       10,496        9,892       10,376
 2/28/1994       10,216        9,629       10,022
 3/31/1994        9,619        9,066        9,649
 4/30/1994        9,822        9,257        9,834
 5/31/1994        9,924        9,353        9,947
 6/30/1994        9,710        9,152        9,709
 7/31/1994       10,054        9,476       10,011
 8/31/1994       10,487        9,884       10,299
 9/30/1994       10,054        9,476        9,958
10/31/1994       10,118        9,536       10,097
11/30/1994        9,672        9,116        9,690
12/31/1994        9,860        9,293        9,802
 1/31/1995        9,888        9,319       10,104
 2/28/1995       10,267        9,677       10,504
 3/31/1995       10,647       10,035       10,735
 4/30/1995       11,040       10,406       11,075
 5/31/1995       11,502       10,840       11,540
 6/30/1995       11,732       11,058       11,696
 7/31/1995       12,112       11,416       12,103
 8/31/1995       12,112       11,416       12,274
 9/30/1995       12,482       11,764       12,718
10/31/1995       12,177       11,477       12,592
11/30/1995       12,844       12,106       13,230
12/31/1995       13,047       12,297       13,562
 1/31/1996       13,493       12,717       13,985
 2/29/1996       13,671       12,885       14,091
 3/31/1996       13,716       12,927       14,330
 4/30/1996       13,879       13,081       14,385
 5/31/1996       14,117       13,305       14,565
 6/30/1996       14,117       13,305       14,577
 7/31/1996       13,656       12,871       14,026
 8/31/1996       14,057       13,249       14,427
 9/30/1996       14,854       14,000       15,001
10/31/1996       15,314       14,434       15,581
11/30/1996       16,514       15,564       16,711
12/31/1996       16,479       15,532       16,497
 1/31/1997       16,891       15,920       17,297
 2/28/1997       17,080       16,098       17,551
 3/31/1997       16,428       15,483       16,920
 4/30/1997       16,737       15,775       17,631
 5/31/1997       17,681       16,664       18,616
 6/30/1997       18,608       17,538       19,415
 7/31/1997       20,016       18,865       20,875
 8/31/1997       19,243       18,137       20,131
 9/30/1997       20,056       18,903       21,348
10/31/1997       19,192       18,089       20,752
11/30/1997       19,643       18,514       21,669
12/31/1997       19,931       18,785       22,302
 1/31/1998       19,892       18,748       21,986
 2/28/1998       21,228       20,008       23,466
 3/31/1998       22,074       20,805       24,902
 4/30/1998       22,054       20,786       25,068
 5/31/1998       21,425       20,193       24,696
 6/30/1998       21,405       20,175       25,013
 7/31/1998       20,678       19,489       24,572
 8/31/1998       17,179       16,192       20,915
 9/30/1998       18,159       17,115       22,115
10/31/1998       19,683       18,551       23,828
11/30/1998       20,706       19,515       24,939
12/31/1998       21,341       20,113       25,787
 1/31/1999       20,789       19,594       25,993
 2/28/1999       20,415       19,241       25,626
 3/31/1999       20,503       19,324       26,157
 4/30/1999       22,090       20,820       28,600
 5/31/1999       21,892       20,633       28,285
 6/30/1999       22,465       21,173       29,107
 7/31/1999       21,451       20,217       28,254
 8/31/1999       20,525       19,345       27,206
 9/30/1999       19,341       18,229       26,255
10/31/1999       20,287       19,120       27,766
11/30/1999       19,994       18,844       27,549
12/31/1999       19,863       18,721       27,682
 1/31/2000       19,250       18,143       26,779
 2/29/2000       17,597       16,585       24,789
 3/31/2000       19,410       18,294       27,814
 4/30/2000       19,357       18,244       27,490
 5/31/2000       19,250       18,143       27,780
 6/30/2000       18,797       17,716       26,511
 7/31/2000       18,850       17,766       26,843
 8/31/2000       19,999       18,849       28,336
 9/30/2000       19,652       18,522       28,596
10/31/2000       20,186       19,025       29,298
11/30/2000       19,546       18,422       28,211
12/31/2000       20,266       19,100       29,624
 1/31/2001       20,906       19,704       29,738
 2/28/2001       20,346       19,176       28,911
 3/31/2001       19,652       18,522       27,889
 4/30/2001       20,879       19,678       29,257
 5/31/2001       21,439       20,206       29,914
 6/30/2001       21,066       19,854       29,251
 7/31/2001       20,879       19,678       29,189
 8/31/2001       19,972       18,824       28,019
 9/30/2001       18,292       17,241       26,047
10/31/2001       18,852       17,768       25,823
11/30/2001       20,106       18,950       27,324
12/31/2001       20,532       19,352       27,968
 1/31/2002       20,239       19,075       27,753
 2/28/2002       20,026       18,874       27,797
 3/31/2002       20,906       19,704       29,112
 4/30/2002       20,266       19,100       28,114
 5/31/2002       20,266       19,100       28,255
 6/30/2002       18,692       17,618       26,632
 7/31/2002       17,066       16,085       24,157
 8/31/2002       17,332       16,336       24,339
 9/30/2002       15,226       14,350       21,633
10/31/2002       16,212       15,280       23,236
11/30/2002       17,519       16,512       24,699
12/31/2002       16,532       15,582       23,627
 1/31/2003       16,132       15,205       23,055
 2/28/2003       15,759       14,853       22,440
 3/31/2003       15,786       14,878       22,477
 4/30/2003       17,252       16,260       24,456
 5/31/2003       18,506       17,442       26,034
 6/30/2003       18,852       17,768       26,360
 7/31/2003       19,066       17,969       26,752
 8/31/2003       19,546       18,422       27,169
 9/30/2003       19,119       18,020       26,904
10/31/2003       20,372       19,201       28,551
11/30/2003       20,879       19,678       28,938
12/31/2003       21,760       20,509       30,722

                               AVERAGE ANNUAL TOTAL RETURNS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                        SINCE
                                        1 YEAR    5 YEARS  10 YEARS   INCEPTION

Class A (Inception 6/5/70)
Net Asset Value/1/                       31.61%      0.39%     8.09%         --
With Maximum Sales Charge/2/             24.01      -0.79      7.45          --

Class B (Inception 9/13/93)
Net Asset Value/1/                       30.52      -0.38      7.28          --
With CDSC/3/                             25.52      -0.71      7.28          --

Class C (Inception 12/30/94)
Net Asset Value/1/                       30.52      -0.41        --        8.35
With Maximum Sales Charge and CDSC/3/    28.19      -0.60        --        8.24

                                                                      SINCE
                                                                     CLASS C
COMPARATIVE PERFORMANCE                   1 YEAR  5 YEARS 10 YEARS  INCEPTION/7/

Russell 1000 Value Index/4/               30.03%    3.56%   11.88%     13.53%
Morningstar Large Cap Value Fund Avg./5/  28.40     2.53     9.85      10.96
Lipper Multi-Cap Core Funds Average/6/    29.89     2.49     9.79      11.03

All results represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 PORTFOLIO FACTS
--------------------------------------------------------------------------------

                                                               % OF NET ASSETS
                                                                     AS OF
FUND COMPOSITION                                            12/31/03     6/30/03
--------------------------------------------------------------------------------
Common Stocks                                                 96.6        95.6
Short Term Investments and Other                               3.4         4.4

                                                               % OF NET ASSETS
                                                                     AS OF
TEN LARGEST HOLDINGS                                        12/31/03     6/30/03
--------------------------------------------------------------------------------
Gap (The), Inc.                                                2.4         2.5
Washington Mutual, Inc.                                        2.2         2.6
Time Warner, Inc.                                              2.2         2.4
iShares Russell 1000 Value Index                               2.2         0.0
Carnival Corp.                                                 1.8         2.6
Cendant Corp.                                                  1.7         2.4
Citigroup, Inc.                                                1.7         1.6
Yum! Brands, Inc.                                              1.7         1.8
Liberty Media Corp.                                            1.7         2.0
Sovereign Bancorp, Inc.                                        1.7         1.8

                                                               % OF NET ASSETS
                                                                     AS OF
FIVE LARGEST INDUSTRIES                                     12/31/03     6/30/03
--------------------------------------------------------------------------------
Banking                                                         9.5        8.0
Financial Services                                              8.1        8.0
Media - Broadcasting & Publishing                               6.7        6.4
Retailers                                                       6.3        5.7
Beverages, Food & Tobacco                                       5.2        2.7

Portfolio holdings and asset allocations will vary.

See page 11 for information on the possible risks associated with an investment in this fund.

NOTES TO CHARTS

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ Russell 1000 Value Index is an unmanaged index of the 1,000 largest U.S. companies within the Russell 3000 with lower price-to-book ratios and lower forecasted growth values.
/5/ Morningstar Large Cap Value Fund Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/6/ Lipper Multi-Cap Core Funds Average is the average performance without sales charges of funds with similar investment objective as determined by Lipper Inc.
/7/ The since-inception performance comparisons shown for Class C shares is calculated from 12/31/94.

                                   FUND RISKS

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because these funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

Any mutual fund investment involves risk. The following notes describe some of the risks of the CDC Nvest Funds discussed in this report. These risks may affect the value of your investment. See the funds' prospectus for details.

THE FUNDS

CDC Nvest Star Advisers Fund invests in a wide variety of securities, including small-cap and emerging-growth companies, lower-quality bonds and REITs. The fund may also invest in IPOs and foreign securities.

CDC Nvest Star Growth Fund invests in a wide variety of equity securities, including small-cap and emerging-growth companies and IPOs. It may also invest in lower-quality corporate bonds, REITs, and foreign and emerging market securities.

CDC Nvest Star International Fund invests mainly in common stocks of companies outside the United States.

CDC Nvest Star Small Cap Fund invests primarily in small-cap and emerging-growth companies. Other securities that may be in the portfolio from time to time include foreign and emerging market securities, lower-rated bonds and REITs.

CDC Nvest Star Value Fund invests primarily in value stocks of mid- and large-cap companies. From time to time it may also invest in foreign securities.

THE RISKS

Small-cap stocks represent ownership of less well known, untried companies with little or no track record; they may have limited financial and management resources. Small-cap stocks may also be more volatile in price than the overall market and less liquid than large-cap stocks.

Emerging growth stocks represent ownership of small, rapidly growing companies that are typically more volatile than the overall market. These stocks expose investors to the risks of small-cap stocks.

Growth stocks tend to be more sensitive to market movements because their stock prices are based on future expectations, which may not be realized.

Value stocks may fall out of favor with investors and underperform the broader market; there is no guarantee that they will return to favor.

Foreign and emerging market securities convey special risks, including political, economic, regulatory and currency risks, as well as differing accounting standards. Emerging markets may be more subject to these risks than developed markets.

Real Estate Investment Trusts (REITs) may change in price with underlying real estate values, rising interest rates, and limited diversification of holdings. They may also incur other mortgage-related risks, such as prepayment risks.

Lower-quality bonds may offer higher yields in return for more risk. Adverse changes in an issuer's business or financial condition may impair the issuer's ability to pay principal or interest on the securities.

Initial Public Offerings (IPOs) may have significant risk due to lack of information or perception, and may increase your tax liability as a result of higher portfolio turnover. In addition, IPOs may experience periods of performance that are not sustainable over the long term.

    NOT FDIC INSURED           MAY LOSE VALUE              NO BANK GUARANTEE

                  STAR ADVISERS FUND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
COMMON STOCKS -- 97.3% OF TOTAL NET ASSETS
                ADVERTISING -- 2.3%
       70,025   Getty Images, Inc.                               $   3,510,353
      394,400   Interpublic Group of Cos. (The), Inc. (c) (d)        6,152,640
       94,575   Lamar Advertising Co. (c)                            3,529,539
       85,600   R.H. Donnelley Corp. (c) (d)                         3,410,304
                                                                 -------------
                                                                    16,602,836
                                                                 -------------
                AEROSPACE & Defense -- 1.0%
      220,900   Honeywell International, Inc.                        7,384,687
                                                                 -------------
                APPAREL RETAILERS -- 2.2%
       43,600   AnnTaylor Stores Corp. (c) (d)                       1,700,400
      146,325   Coach, Inc. (c)                                      5,523,769
      326,300   Gap (The), Inc.                                      7,573,423
       50,700   Ross Stores, Inc. (d)                                1,340,001
                                                                 -------------
                                                                    16,137,593
                                                                 -------------

                AUTOMOTIVE -- 0.1%
       20,900   Harley-Davidson, Inc.                                  993,377
                                                                 -------------

                BANKING -- 3.7%
       15,900   Bank of America Corp.                                1,278,837
      184,525   Commercial Capital Bancorp, Inc. (c)                 3,950,680
      156,000   First Niagara Financial Group, Inc.                  2,325,960
       75,294   Mercantile Bank Corp.                                2,748,231
      124,025   South Financial Group (The), Inc.                    3,455,336
      152,500   U.S. Bancorp                                         4,541,450
      215,300   Washington Mutual, Inc.                              8,637,836
                                                                 -------------
                                                                    26,938,330
                                                                 -------------

                BEVERAGES, FOOD & TOBACCO -- 4.9%
       55,100   Anheuser-Busch Cos., Inc.                            2,902,668
       82,075   Casey's General Stores, Inc.                         1,449,445
      106,000   Diageo PLC (ADR) (d)                                 5,603,160
       65,900   General Mills, Inc.                                  2,985,270
      160,400   H.J. Heinz Co.                                       5,843,372
       65,425   Hormel Foods Corp.                                   1,688,619
      192,600   Kraft Foods, Inc., Class A                           6,205,572
       62,700   Nestle SA (ADR)                                      3,913,044
      155,150   SUPERVALU, Inc. (d)                                  4,435,738
       34,600   Sysco Corp.                                          1,288,158
                                                                 -------------
                                                                    36,315,046
                                                                 -------------
                BIOTECHNOLOGY -- 2.7%
       53,475   Angiotech Pharmaceuticals, Inc. (c)                  2,459,850
       13,300   Genentech, Inc. (c)                                  1,244,481
       90,975   Gen-Probe, Inc. (c)                                  3,317,858
       78,650   Gilead Sciences, Inc. (c)                            4,572,711
       49,100   ICOS Corp. (c) (d)                                   2,026,848
       50,800   Invitrogen Corp. (c) (d)                             3,556,000
       76,100   Millennium Pharmaceuticals, Inc. (c)                 1,420,787
       61,900   Telik, Inc. (c)                                      1,424,319
                                                                 -------------
                                                                    20,022,854
                                                                 -------------
                BUILDING MATERIALS -- 2.8%
      362,125   Comfort Systems USA, Inc. (c)                        1,984,445
      256,800   Home Depot, Inc.                                     9,113,832
       53,300   Lowe's Cos., Inc.                                    2,952,287
      242,500   Masco Corp.                                          6,646,925
                                                                 -------------
                                                                    20,697,489
                                                                 -------------
                CHEMICALS -- 0.7%
      122,475   Airgas, Inc.                                         2,630,763
       61,400   Ecolab, Inc.                                         1,680,518
       29,600   Praxair, Inc.                                        1,130,720
                                                                 -------------
                                                                     5,442,001
                                                                 -------------
                COMMERCIAL SERVICES -- 3.8%
       16,800   Apollo Group, Inc., Class A (c)                      1,142,400
      215,125   Aramark Corp., Class B                               5,898,727
       23,000   Arbitron, Inc. (c)                                     959,560
      118,400   Cendant Corp. (c)                                    2,636,768
      125,475   Certegy, Inc.                                        4,115,580
       88,475   Cognizant Technology Solutions Corp. (c)             4,037,999
       88,850   D&B Corp. (c)                                        4,505,584
       79,250   Exponent, Inc. (c)                                   1,695,950
       13,300   Hewitt Associates, Inc., Class A (c)                   397,670
       37,400   Paychex, Inc.                                        1,391,280
       32,000   Rent-A-Center, Inc. (c)                                956,160
                                                                 -------------
                                                                    27,737,678
                                                                 -------------
                COMMUNICATIONS -- 4.3%
       78,050   Avocent Corp. (c)                                    2,850,386
      207,700   Cisco Systems, Inc. (c)                              5,045,033
      174,225   Comverse Technology, Inc. (c) (d)                    3,064,618
      135,625   Foundry Networks, Inc. (c)                           3,710,700
       98,500   Harris Corp.                                         3,738,075
      179,150   Juniper Networks, Inc. (c) (d)                       3,346,522
       59,200   Nokia OYJ (ADR)                                      1,006,400
      248,200   Nortel Networks Corp. (c)                            1,049,886
       31,550   Research In Motion, Ltd. (c) (d)                     2,108,486
      369,775   Sonus Networks, Inc. (c)                             2,795,499
       80,275   Utstarcom, Inc. (c)                                  2,975,794
                                                                 -------------
                                                                    31,691,399
                                                                 -------------
                COMPUTER SOFTWARE & PROCESSING -- 0.5%
       89,975   Tech Data Corp. (c)                                  3,571,108
                                                                 -------------
                COMPUTERS -- 2.7%
       20,900   Affiliated Computer Services, Inc.,
                 Class A (c) (d)                                     1,138,214
       65,700   Avid Technology, Inc. (c)                            3,153,600
       43,850   Diebold, Inc.                                        2,362,199
       82,300   Hewlett-Packard Co.                                  1,890,431
      299,050   Maxtor Corp. (c)                                     3,319,455
      156,100   Network Appliance, Inc. (c) (d)                      3,204,733
       16,200   SanDisk Corp. (c)                                      990,468
      148,400   Storage Technology Corp. (c) (d)                     3,821,300
                                                                 -------------
                                                                    19,880,400
                                                                 -------------
                CONTAINERS & PACKAGING -- 0.6%
       16,200   Ball Corp.                                             965,034
      144,250   Pactiv Corp. (c)                                     3,447,575
                                                                 -------------
                                                                     4,412,609
                                                                 -------------
                EDUCATION -- 1.1%
       27,400   Career Education Corp. (c)                           1,097,918
      157,300   Monster Worldwide, Inc. (c) (d)                      3,454,308
       54,641   University of Phoenix Online (c)                     3,766,404
                                                                 -------------
                                                                     8,318,630
                                                                 -------------
                ELECTRICAL EQUIPMENT -- 0.6%
      183,825   American Power Conversion Corp. (d)                  4,494,521
                                                                 -------------
                ELECTRONICS -- 2.5%
       67,500   Amphenol Corp., Class A (c)                          4,315,275
       71,425   Rogers Corp. (c)                                     3,151,271
      296,550   Sanmina-SCI Corp. (c) (d)                            3,739,495
      148,675   Thermo Electron Corp. (c)                            3,746,610
      150,450   Vishay Intertechnology, Inc. (c) (d)                 3,445,305
                                                                 -------------
                                                                    18,397,956
                                                                 -------------

                 See accompanying notes to financial statements.

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
                ENTERTAINMENT & LEISURE -- 1.5%
      113,700   Carnival Corp.                                   $   4,517,301
      112,625   Regal Entertainment Group, Class A (d)               2,311,065
      171,000   Walt Disney Co. (The)                                3,989,430
                                                                 -------------
                                                                    10,817,796
                                                                 -------------

                ENVIRONMENTAL CONTROL -- 1.0%
      245,700   Waste Management, Inc.                               7,272,720
                                                                 -------------
                FINANCIAL SERVICES -- 2.6%
       34,300   American Express Co.                                 1,654,289
      295,475   Ameritrade Holding Corp. (c) (d)                     4,157,333
       22,500   Citigroup, Inc.                                      1,092,150
       98,800   Fannie Mae                                           7,415,928
       74,950   Federated Investors, Inc., Class B                   2,200,532
      197,175   Knight Trading Group, Inc. (c) (d)                   2,886,642
                                                                 -------------
                                                                    19,406,874
                                                                 -------------
                FOOD RETAILERS -- 1.2%
      373,600   Kroger Co. (The) (c)                                 6,915,336
       96,100   Safeway, Inc. (c)                                    2,105,551
                                                                 -------------
                                                                     9,020,887
                                                                 -------------
                HEALTH CARE PROVIDERS -- 1.4%
       32,500   Anthem, Inc. (c) (d)                                 2,437,500
       92,487   Odyssey Healthcare, Inc. (c)                         2,706,170
      113,325   Triad Hospitals, Inc. (c)                            3,770,323
       28,800   UnitedHealth Group, Inc.                             1,675,584
                                                                 -------------
                                                                    10,589,577
                                                                 -------------
                HEALTHCARE-SERVICES -- 0.9%
      161,325   Covance, Inc. (c)                                    4,323,510
      112,275   First Health Group Corp. (c)                         2,184,871
                                                                 -------------
                                                                     6,508,381
                                                                 -------------
                HEAVY MACHINERY -- 1.1%
      205,000   FMC Technologies, Inc. (c)                           4,776,500
      181,900   Wabtec Corp.                                         3,099,576
                                                                 -------------
                                                                     7,876,076
                                                                 -------------
                HOME CONSTRUCTION, FURNISHINGS &
                APPLIANCES -- 0.7%
       34,575   Mohawk Industries, Inc. (c) (d)                      2,438,921
       57,125   Standard-Pacific Corp.                               2,773,419
                                                                 -------------
                                                                     5,212,340
                                                                 -------------
                HOUSEHOLD PRODUCTS -- 1.9%
      167,925   Dial Corp. (The)                                     4,780,825
       81,500   Fortune Brands, Inc.                                 5,826,435
       59,200   Johnson & Johnson                                    3,058,272
                                                                 -------------
                                                                    13,665,532
                                                                 -------------

                INDUSTRIAL - DIVERSIFIED -- 2.8%
       51,700   3M Co.                                               4,396,051
      113,150   Allete, Inc.                                         3,462,390
      190,300   General Electric Co.                                 5,895,494
       31,800   Illinois Tool Works, Inc.                            2,668,338
       18,000   ITT Industries, Inc.                                 1,335,780
       50,875   Teleflex, Inc.                                       2,458,789
                                                                 -------------
                                                                    20,216,842
                                                                 -------------
                INSURANCE -- 2.9%
       27,700   Aflac, Inc.                                          1,002,186
       82,400   Everest Re Group, Ltd.                               6,971,040
       62,300   MGIC Investment Corp.                                3,547,362
      133,950   Old Republic International Corp.                     3,396,972
       79,825   Platinum Underwriters Holdings, Ltd.                 2,394,750
      107,000   Protective Life Corp.                                3,620,880
                                                                 -------------
                                                                    20,933,190
                                                                 -------------

                INTERNET -- 2.2%
       54,250   Amazon.com, Inc. (c)                                 2,855,720
      119,750   Ask Jeeves, Inc. (c)                                 2,169,870
       32,800   eBay, Inc. (c)                                       2,118,552
       36,900   InterActiveCorp (c) (d)                              1,252,017
       60,100   NetFlix, Inc. (c) (d)                                3,286,869
      200,600   VeriSign, Inc. (c)                                   3,269,780
       25,500   Yahoo!, Inc. (c)                                     1,151,835
                                                                 -------------
                                                                    16,104,643
                                                                 -------------
                LODGING -- 0.3%
       82,825   Fairmont Hotels & Resorts, Inc.                      2,247,870
                                                                 -------------
                MEDIA - BROADCASTING & PUBLISHING -- 6.1%
      161,400   Comcast Corp., Special Class A (c)                   5,048,592
       22,300   Gannett Co., Inc.                                    1,988,268
      235,933   Hughes Electronics Corp. (c)                         3,904,691
      194,375   Journal Communications, Inc., Class A                3,601,769
      817,700   Liberty Media Corp., Class A (c)                     9,722,453
      484,300   Time Warner, Inc. (c)                                8,712,557
      117,975   Univision Communications, Inc., Class A (c)          4,682,428
      112,225   Westwood One, Inc. (c)                               3,839,217
      128,350   XM Satellite Radio Holdings, Inc., Class A           3,383,306
                (c) (d)
                                                                 -------------
                                                                    44,883,281
                                                                 -------------
                MEDICAL SUPPLIES -- 4.5%
       37,200   Alcon, Inc.                                          2,252,088
       28,775   Bio-Rad Laboratories, Inc., Class A (c)              1,659,454
       61,300   Boston Scientific Corp. (c)                          2,253,388
      119,000   Edwards Lifesciences Corp. (c) (d)                   3,579,520
       70,775   Fisher Scientific International, Inc. (c) (d)        2,927,962
       79,900   Guidant Corp.                                        4,809,980
       66,350   Hillenbrand Industries, Inc.                         4,117,681
       53,500   Medtronic, Inc.                                      2,600,635
       51,550   St. Jude Medical, Inc. (c)                           3,162,592
       17,400   Varian Medical Systems, Inc. (c)                     1,202,340
       65,475   Zimmer Holdings, Inc. (c)                            4,609,440
                                                                 -------------
                                                                    33,175,080
                                                                 -------------
                METALS -- 0.0%
        7,200   Allegheny Technologies, Inc.                            95,184
                                                                 -------------
                OFFICE & BUSINESS EQUIPMENT -- 1.3%
       22,000   Canon, Inc.                                          1,024,832
      591,600   Xerox Corp. (c) (d)                                  8,164,080
                                                                 -------------
                                                                     9,188,912
                                                                 -------------
                OIL & GAS -- 4.6%
       16,300   Apache Corp.                                         1,321,930
       35,100   Baker Hughes, Inc.                                   1,128,816
       27,900   BJ Services Co. (c)                                  1,001,610
       76,500   Burlington Resources, Inc.                           4,236,570
       33,405   ConocoPhillips                                       2,190,366
       26,100   Devon Energy Corp.                                   1,494,486
      110,250   Evergreen Resources, Inc. (c) (d)                    3,584,227
       80,125   Forest Oil Corp. (c)                                 2,289,171
      214,825   ONEOK, Inc. (d)                                      4,743,336
       92,900   Patterson-UTI Energy, Inc. (c)                       3,058,268
      113,275   Premcor, Inc. (c)                                    2,945,150
      101,325   Questar Corp.                                        3,561,574
       34,700   Schlumberger, Ltd.                                   1,898,784
                                                                 -------------
                                                                    33,454,288
                                                                 -------------
                PHARMACEUTICALS -- 3.9%
      100,000   Abbott Laboratories                                  4,660,000
       44,850   Barr Pharmaceuticals, Inc. (c) (d)                   3,451,207

                 See accompanying notes to financial statements.

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
                PHARMACEUTICALS -- continued
      152,000   Bristol-Myers Squibb Co.                         $   4,347,200
       31,800   Cardinal Health, Inc.                                1,944,888
       28,000   Forest Laboratories, Inc. (c)                        1,730,400
       44,975   Medicines Co. (The) (c) (d)                          1,324,963
       76,900   Merck & Co., Inc.                                    3,552,780
       28,700   MGI Pharma, Inc. (c)                                 1,181,005
       86,950   Omnicare, Inc.                                       3,511,911
       44,975   Pharmaceutical Resources, Inc. (c)                   2,930,121
                                                                 -------------
                                                                    28,634,475
                                                                 -------------
                REITs - DIVERSIFIED -- 0.6%
      120,425   iStar Financial, Inc.                                4,684,533
                                                                 -------------
                REITs - OFFICE BUILDINGS -- 0.6%
      278,575   American Financial Realty Trust                      4,749,704
                                                                 -------------
                REITs - SHOPPING CENTERS -- 0.6%
       60,900   Developers Diversified Realty Corp.                  2,044,413
       58,575   Federal Realty Investment Trust                      2,248,694
                                                                 -------------
                                                                     4,293,107
                                                                 -------------
                RESTAURANTS -- 2.1%
       89,125   Brinker International, Inc. (c) (d)                  2,955,385
       25,100   Krispy Kreme Doughnuts, Inc. (c) (d)                   918,660
      329,600   McDonald's Corp.                                     8,183,968
       48,000   Starbucks Corp. (c)                                  1,586,880
       47,600   Yum! Brands, Inc. (c)                                1,637,440
                                                                 -------------
                                                                    15,282,333
                                                                 -------------
                RETAILERS -- 3.0%
       40,000   Advance Auto Parts (c)                               3,256,000
       10,800   Autozone, Inc. (c)                                     920,268
       41,200   Bed Bath & Beyond, Inc. (c)                          1,786,020
       33,000   Best Buy Co., Inc.                                   1,723,920
       79,550   BJ's Wholesale Club, Inc. (c) (d)                    1,826,468
       62,100   Costco Wholesale Corp. (c)                           2,308,878
       45,875   Haverty Furniture Cos., Inc.                           911,078
      123,125   Kmart Holding Corp. (c)                              2,948,844
       44,200   Kohl's Corp. (c)                                     1,986,348
       49,100   PETsMART, Inc.                                       1,168,580
       22,700   Tiffany & Co.                                        1,026,040
       46,975   Zale Corp. (c)                                       2,499,070
                                                                 -------------
                                                                    22,361,514
                                                                 -------------
                SEMICONDUCTORS -- 5.1%
       67,700   Altera Corp. (c) (d)                                 1,536,790
      178,525   Amkor Technology, Inc. (c)                           3,250,940
       92,850   Broadcom Corp., Class A (c)                          3,165,257
      116,575   Cypress Semiconductor Corp. (c) (d)                  2,490,042
      199,400   Entegris, Inc. (c)                                   2,562,290
      169,800   Fairchild Semiconductor International, Inc. (c)      4,239,906
       97,975   Helix Technology Corp.                               2,016,326
      175,100   Intel Corp.                                          5,638,220
       94,975   Intersil Corp., Class A                              2,360,129
      122,825   Lam Research Corp. (c) (d)                           3,967,248
       71,550   Microchip Technology, Inc.                           2,386,908
       44,250   OmniVision Technologies, Inc. (c)                    2,444,813
       38,100   Texas Instruments, Inc.                              1,119,378
                                                                 -------------
                                                                    37,178,247
                                                                 -------------
                SOFTWARE -- 6.3%
       45,000   Automatic Data Processing, Inc.                      1,782,450
       77,500   Business Objects SA (ADR) (c) (d)                    2,686,925
       53,000   Citrix Systems, Inc. (c)                             1,124,130
       85,200   Cognos, Inc. (c)                                     2,608,824
       35,100   Electronic Arts, Inc. (c)                            1,677,078
      220,700   First Data Corp.                                     9,068,563
       46,250   Infosys Technologies, Ltd. (ADR) (d)                 4,426,125
       58,225   Intuit, Inc. (c)                                     3,080,685
       89,775   Mercury Interactive Corp. (c) (d)                    4,366,656
      166,550   Novell, Inc. (c)                                     1,752,106
      208,825   Red Hat, Inc. (c)                                    3,919,645
       27,100   SAP AG (ADR)                                         1,126,276
      111,725   Sybase, Inc. (c)                                     2,299,301
       91,275   Symantec Corp. (c) (d)                               3,162,679
       92,700   VERITAS Software Corp. (c)                           3,444,732
                                                                 -------------
                                                                    46,526,175
                                                                 -------------
                TEXTILES, CLOTHING & FABRICS -- 0.6%
       58,600   Liz Claiborne, Inc.                                  2,077,956
       32,000   Nike, Inc., Class B                                  2,190,720
                                                                 -------------
                                                                     4,268,676
                                                                 -------------
                TRANSPORTATION -- 0.8%
       35,600   United Parcel Service, Inc., Class B                 2,653,980
      102,425   USF Corp.                                            3,501,911
                                                                 -------------
                                                                     6,155,891
                                                                 -------------
                WATER COMPANIES -- 0.2%
       74,750   Philadelphia Suburban Corp.                         1,651,975
                                                                 -------------
                Total Common Stocks (Identified Cost
                 $571,906,882)                                     715,494,617
                                                                 -------------

                PREFERRED STOCKS -- 0.1%
                Media - Broadcasting & Publishing -- 0.1%
       26,388   News Corp. (The), Ltd. (ADR)                           798,237
                                                                 -------------
                Total Preferred Stocks (Identified
                 Cost $762,613)                                        798,237
                                                                 -------------

                 See accompanying notes to financial statements.

Investments as of December 31, 2003

 PRINCIPAL
  AMOUNT            DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 16.0%
$  23,471,087   Repurchase Agreement with Investors Bank &
                Trust Co. dated 12/31/2003 at 0.75% to be
                repurchased at $23,472,065 on 1/02/2004,
                collateralized by $19,653,334 Federal National
                Mortgage Association Bond, 4.492%, due
                1/01/2033 valued at $20,066,292 and $4,239,086
                Small Business Administration Bond, 4.875%,
                due 8/25/2015 valued at $4,578,349               $  23,471,087
    4,320,542   Bank of Montreal, 1.06%, due 1/15/2004 (e)           4,320,542
   13,590,709   Bank of Nova Scotia, 1.08%, due 3/03/2004 (e)       13,590,709
    6,040,315   BNP Paribas, 0.97%, due 1/07/2004 (e)                6,040,315
    3,020,158   BNP Paribas, 1.00%, due 1/21/2004 (e)                3,020,158
    3,020,158   Den Danske Bank, 1.08%, due 1/20/2004 (e)            3,020,158
   16,610,866   Fleet National Bank, 1.00%, due 1/21/2004 (e)       16,610,866
    1,208,063   Harris Trust & Savings Bank, 1.05%, due
                1/29/2004 (e)                                        1,208,063
      353,357   Merrill Lynch Premier Institutional Fund (e)           353,357
   19,329,010   Merrimac Cash Fund, Premium Class (e)               19,329,010
    1,510,078   Prefco, 1.091%, due 1/16/2004 (e)                    1,510,078
    9,060,472   Royal Bank of Scotland, 1.08%, due
                1/15/2004 (e)                                        9,060,472
    3,020,158   Sheffiled Receivables Corp., 1.081%, due
                1/28/2004 (e)                                        3,020,158
    1,510,078   Sheffiled Receivables Corp., 1.091%, due
                1/06/2004 (e)                                        1,510,078
    6,040,315   Southtrust Bank, 1.08%, due 1/16/2004 (e)            6,040,315
    6,040,315   The Bank of the West, 1.075%, due 1/14/2004 (e)      6,040,315
                                                                 -------------
                Total Short Term Investments (Identified
                Cost $118,145,681)                                 118,145,681
                                                                 -------------
                Total Investments -- 113.4%
                (Identified Cost $690,815,176) (b)                 834,438,535
                Other assets less liabilities                      (98,882,482)
                                                                 -------------
                Total Net Assets -- 100%                         $ 735,556,053
                                                                 =============

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At December 31, 2003, the net unrealized appreciation on
     investments based on cost of $695,496,008 for federal
     income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost          $ 147,241,740
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost over
     value                                                          (8,299,213)
                                                                 -------------
     Net unrealized appreciation                                 $ 138,942,527
                                                                 =============

     At December 31, 2003, the Fund had a capital loss carryover of approximately $315,095,592 of which $252,626,694 expires on December 31, 2009, and $62,468,898 expires on December 31, 2010.

     These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     At December 31, 2003, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.

(c)  Non-income producing security.
(d) All or a portion of this security was on loan to brokers at December 31, 2003.
(e)  Represents investments of securities lending collateral.

REITs Real Estate Investment Trusts

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                 See accompanying notes to financial statements.

                   STAR GROWTH FUND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
COMMON STOCKS -- 98.8% OF TOTAL NET ASSETS

                ADVERTISING -- 0.3%
        1,700   Getty Images, Inc. (c)                           $      85,221
        2,025   R.H. Donnelley Corp. (c)                                80,676
                                                                 -------------
                                                                       165,897
                                                                 -------------

                AEROSPACE & DEFENSE -- 1.2%
        2,200   Empresa Brasileira de Aeronautica SA
                (Embraer) (ADR) (d)                                     77,066
        3,000   Northrop Grumman Corp. (d)                             286,800
        9,750   Orbital Sciences Corp. (c)                             117,195
        9,400   Rockwell Collins, Inc.                                 282,282
                                                                 -------------
                                                                       763,343
                                                                 -------------
                AIRLINES -- 0.8%
        3,200   ExpressJet Holdings, Inc. (c)                           48,000
        2,412   JetBlue Airways Corp. (c) (d)                           63,966
       17,100   Mesa Air Group, Inc. (c) (d)                           214,092
       13,000   Pinnacle Airlines Corp. (c)                            180,570
                                                                 -------------
                                                                       506,628
                                                                 -------------
                APPAREL RETAILERS -- 1.7%
        3,900   Aeropostale, Inc. (c)                                  106,938
       15,320   Charlotte Russe Holding, Inc. (c)                      212,335
        4,425   Chico's FAS, Inc. (c) (d)                              163,504
        8,000   Claire's Stores, Inc.                                  150,720
        3,275   Coach, Inc. (c)                                        123,631
        8,000   Gap (The), Inc. (d)                                    185,680
        5,450   HOT Topic, Inc. (c)                                    160,557
        1,200   Men's Wearhouse, Inc. (c)                               30,012
                                                                 -------------
                                                                     1,133,377
                                                                 -------------
                AUTOMOTIVE -- 0.5%
       20,400   Delphi Corp.                                           208,284
        6,900   LKQ Corp. (c)                                          123,855
                                                                 -------------
                                                                       332,139
                                                                 -------------
                BANKING -- 2.0%
        2,200   Cathay General Bancorp, Inc. (d)                       122,496
        1,700   Fifth Third Bancorp                                    100,470
        1,500   First Tennessee National Corp.                          66,150
        1,200   Irwin Financial Corp.                                   37,680
        3,700   New York Community Bancorp, Inc. (d)                   140,785
          900   R&G Financial Corp., Class B                            35,820
        3,800   Sovereign Bancorp, Inc.                                 90,250
        4,100   State Street Corp.                                     213,528
        2,900   UCBH Holdings, Inc.                                    113,013
        6,000   Wells Fargo & Co.                                      353,340
                                                                 -------------
                                                                     1,273,532
                                                                 -------------
                BEVERAGES, FOOD & TOBACCO -- 3.8%
        1,200   Altria Group, Inc.                                      65,304
        6,400   Anheuser-Busch Cos., Inc.                              337,152
        5,800   Central European Distribution Corp. (c)                183,280
       10,400   Coolbrands International, Inc. (c)                     136,419
        4,425   Cott Corp. (c)                                         123,944
        9,000   H.J. Heinz Co.                                         327,870
        6,500   Hain Celestial Group, Inc. (c)                         150,865
        2,100   Hershey Foods Corp.                                    161,679
       13,500   Interstate Bakeries, Corp.                             192,105
        6,300   PepsiCo, Inc.                                          293,706
       16,350   SunOpta, Inc. (c)                                      150,910
        8,000   Sysco Corp.                                            297,840
                                                                 -------------
                                                                     2,421,074
                                                                 -------------
                BIOTECHNOLOGY -- 2.4%
        7,600   Alexion Pharmaceuticals, Inc. (c)                      129,352
        8,175   Amgen, Inc. (c)                                        505,215
        3,750   Aphton Corp. (c) (d)                                    22,500
        1,400   Gen-Probe, Inc. (c)                                     51,058
        3,975   Genzyme Corp. (c)                                      196,126
          500   Gilead Sciences, Inc. (c)                               29,070
        1,700   ICOS Corp. (c)                                          70,176
        1,700   Invitrogen Corp. (c) (d)                               119,000
        3,700   Millennium Pharmaceuticals, Inc. (c)                    69,079
       10,000   Nektar Therapeutics (c) (d)                            136,100
       15,600   Praecis Pharmaceuticals, Inc. (c)                      100,464
        7,700   Protein Design Labs, Inc. (c)                          137,830
                                                                 -------------
                                                                     1,565,970
                                                                 -------------
                BUILDING MATERIALS -- 1.7%
       10,300   Home Depot, Inc.                                       365,547
        2,800   Lowe's Cos., Inc.                                      155,092
       11,200   Masco Corp.                                            306,992
        5,000   Simpson Manufacturing Co., Inc. (c)                    254,300
                                                                 -------------
                                                                     1,081,931
                                                                 -------------
                CHEMICALS -- 0.1%
        2,550   Ecolab, Inc.                                            69,793
                                                                 -------------
                COAL -- 0.6%
        8,250   Consol Energy, Inc. (d)                                213,675
        9,200   Massey Energy Co.                                      191,360
                                                                 -------------
                                                                       405,035
                                                                 -------------
                COMMERCIAL SERVICES -- 3.2%
        5,000   Alliance Data Systems Corp. (c)                        138,400
        4,100   Anteon International Corp. (c)                         147,805
        1,825   Apollo Group, Inc., Class A (c)                        124,100
        4,100   Aramark Corp., Class B                                 112,422
       10,700   Cendant Corp. (c)                                      238,289
        3,000   Corporate Executive Board Co. (c)                      140,010
        1,600   Cognizant Technology Solutions Corp. (c)                73,024
        1,650   D&B Corp. (c)                                           83,672
        6,200   Interactive Data Corp. (c)                             102,672
        3,100   Iron Mountain, Inc. (c)                                122,574
        2,825   Moody's Corp.                                          171,054
        2,900   Paychex, Inc.                                          107,880
        6,750   Pharmaceutical Product Development, Inc. (c)           182,047
        5,360   Quanta Services, Inc. (c)                               39,128
        1,800   Rent-A-Center, Inc. (c)                                 53,784
        9,025   Viad Corp.                                             225,625
                                                                 -------------
                                                                     2,062,486
                                                                 -------------
                COMMUNICATIONS -- 4.7%
       74,150   ADC Telecommunications, Inc. (c)                       220,225
        8,400   Andrew Corp. (c)                                        96,684
       55,200   Cisco Systems, Inc. (c)                              1,340,808
       27,000   Corning, Inc. (c)                                      281,610
       20,900   Crown Castle International Corp. (c) (d)               230,527
       16,850   Nextel Partners, Inc., Class A (c) (d)                 226,632
        4,440   SafeNet, Inc. (c)                                      136,619
       10,750   Tollgrade Communications, Inc. (c)                     188,447
        7,550   Viasat, Inc. (c)                                       144,507
       29,300   Zhone Technologies, Inc. (c)                           144,742
                                                                 -------------
                                                                     3,010,801
                                                                 -------------
                COMPUTERS -- 4.3%
       21,760   Bell Microproducts, Inc. (c)                           197,146
       24,000   Brocade Communications Systems, Inc. (c)               138,720
       11,350   Cray, Inc. (c)                                         112,705

                 See accompanying notes to financial statements.

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
                COMPUTERS -- continued
        7,500   Dell, Inc. (c)                                   $     254,700
        2,600   Diebold, Inc.                                          140,062
          390   Digimarc Corp. (c)                                       5,187
       12,600   EMC Corp. (c)                                          162,792
        3,200   International Business Machines Corp.                  296,576
          500   Lexmark International, Inc. (c)                         39,320
        7,350   Magma Design Automation, Inc. (c) (d)                  171,549
       17,850   Mobility Electronics, Inc. (c) (d)                     159,597
        6,600   Network Appliance, Inc. (c) (d)                        135,498
        6,000   PEC Solutions, Inc. (c)                                101,700
        4,100   Sigma Designs, Inc. (c)                                 30,873
       21,350   Silicon Storage Technology, Inc. (c)                   234,850
       20,120   SimpleTech, Inc. (c)                                   120,921
        2,400   Storage Technology Corp. (c)                            61,800
        9,100   SunGard Data Systems, Inc. (c)                         252,161
        4,550   Synopsys, Inc. (c)                                     153,608
                                                                 -------------
                                                                     2,769,765
                                                                 -------------
                CONTAINERS & PACKAGING -- 0.2%
        2,175   Sealed Air Corp. (c)                                   117,754
                                                                 -------------
                COSMETICS & PERSONAL CARE -- 1.0%
        2,300   Colgate-Palmolive Co.                                  115,115
        7,500   Elizabeth Arden, Inc. (c)                              149,400
        4,100   Procter & Gamble Co.                                   409,508
                                                                 -------------
                                                                       674,023
                                                                 -------------
                EDUCATION -- 0.7%
        4,325   DeVry, Inc. (c)                                        108,687
        5,440   Education Management Corp. (c)                         168,858
        3,875   ITT Educational Services, Inc. (c)                     182,009
                                                                 -------------
                                                                       459,554
                                                                 -------------
                ELECTRICAL EQUIPMENT -- 0.6%
        7,800   General Cable Corp. (c)                                 63,570
       14,830   GrafTech International, Ltd. (c) (d)                   200,205
       11,770   Vicor Corp. (c)                                        134,296
                                                                 -------------
                                                                       398,071
                                                                 -------------
                ELECTRONICS -- 0.5%
        1,400   Amphenol Corp., Class A (c)                             89,502
        1,725   Gentex Corp.                                            76,176
        6,100   PerkinElmer, Inc.                                      104,127
        2,100   Waters Corp. (c)                                        69,636
                                                                 -------------
                                                                       339,441
                                                                 -------------
                ENTERTAINMENT & LEISURE -- 2.8%
        8,395   GTECH Holdings Corp.                                   415,469
        6,300   International Game Technology                          224,910
        4,500   Multimedia Games, Inc. (c)                             184,950
       11,125   Royal Caribbean Cruises, Ltd. (d)                      387,039
       16,090   Scientific Games Corp., Class A (c)                    273,691
        6,090   Speedway Motorsports, Inc.                             176,123
        2,100   Thor Industries, Inc.                                  118,062
                                                                 -------------
                                                                     1,780,244
                                                                 -------------
                ENVIRONMENTAL CONTROL -- 0.4%
        5,625   Stericycle, Inc. (c)                                   262,687
                                                                 -------------
                FINANCIAL SERVICES -- 5.0%
        1,100   Affiliated Managers Group, Inc. (c)                     76,549
        6,000   AG Edwards, Inc.                                       217,380
        5,700   American Express Co.                                   274,911
       11,000   AmeriCredit Corp. (c) (d)                              175,230
       14,700   Ameritrade Holding Corp. (c) (d)                       206,829
        2,400   Brascan Corp., Class A                                  73,296
        2,600   Citigroup, Inc.                                        126,204
        4,900   CompuCredit Corp. (c)                                  104,272
        5,837   Doral Financial Corp.                                  188,418
        1,800   Fannie Mae                                             135,108
        4,300   Federated Investors, Inc., Class B                     126,248
       12,100   Friedman, Billings, Ramsey Group, Inc.,
                Class A                                                279,268
        4,000   Goldman Sachs Group, Inc. (d)                          394,920
        5,600   LaBranche & Co., Inc. (d)                               65,352
        1,400   Legg Mason, Inc. (d)                                   108,052
        2,500   New Century Financial Corp. (d)                         99,175
       24,400   Saxon Capital, Inc. (c)                                511,180
        1,400   WFS Financial, Inc. (c)                                 59,444
                                                                 -------------
                                                                     3,221,836
                                                                 -------------
                FOOD RETAILERS -- 0.7%
       10,500   Provide Commerce, Inc. (c)                             159,285
       21,750   Wild Oats Markets, Inc. (c)                            281,227
                                                                 -------------
                                                                       440,512
                                                                 -------------
                FOREST PRODUCTS & PAPER -- 0.1%
        2,100   Plum Creek Timber Co., Inc.                             63,945
                                                                 -------------
                HEALTH CARE PROVIDERS -- 2.9%
        5,900   Apria Healthcare Group, Inc. (c)                       167,973
       25,850   Beverly Enterprises, Inc. (c) (d)                      222,051
        2,900   Community Health Systems, Inc. (c)                      77,082
        1,400   Coventry Health Care, Inc. (c)                          90,286
        3,600   HCA, Inc.                                              154,656
        5,900   Health Net, Inc. (c)                                   192,930
        4,200   Kindred Healthcare, Inc. (c)                           218,316
        2,500   Lincare Holdings, Inc. (c)                              75,075
        3,500   United Surgical Partners International, Inc.
                (c) (d)                                                117,180
        5,200   UnitedHealth Group, Inc.                               302,536
        3,770   VistaCare, Inc., Class A (c)                           132,515
        1,400   WellPoint Health Networks, Inc. (c)                    135,786
                                                                 -------------
                                                                     1,886,386
                                                                 -------------
                HEALTHCARE-SERVICES -- 0.9%
            2   American Healthways, Inc. (c) (d)                           48
        6,300   Inveresk Research Group, Inc. (c)                      155,799
        4,900   Laboratory Corp. of America Holdings (c)               181,055
        7,100   McKesson Corp.                                         228,336
                                                                 -------------
                                                                       565,238
                                                                 -------------
                HEAVY CONSTRUCTION -- 0.2%
        4,000   Washington Group International, Inc. (c)               135,880
                                                                 -------------
                HEAVY MACHINERY -- 0.5%
        1,900   Graco, Inc.                                             76,190
        1,000   NACCO Industries, Inc., Class A                         89,480
        3,100   SPX Corp. (c) (d)                                      182,311
                                                                 -------------
                                                                       347,981
                                                                 -------------
                HOME CONSTRUCTION, FURNISHINGS &
                APPLIANCES -- 1.1%
       25,870   Champion Enterprises, Inc. (c)                         181,090
        3,650   Harman International Industries, Inc.                  270,027
        1,025   Mohawk Industries, Inc. (c)                             72,304
          750   Lennar Corp., Class A                                   72,000
          305   NVR, Inc. (c)                                          142,130
                                                                 -------------
                                                                       737,551
                                                                 -------------
                HOUSEHOLD PRODUCTS -- 0.4%
        4,600   Johnson & Johnson                                      237,636
                                                                 =============

                 See accompanying notes to financial statements.

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
                INDUSTRIAL - DIVERSIFIED -- 1.8%
       38,200   General Electric Co.                             $   1,183,436
                                                                 -------------

                INSURANCE -- 1.5%
        4,000   American International Group, Inc.                     265,120
        6,200   Endurance Specialty Holdings, Ltd.                     208,010
        4,250   Infinity Property & Casualty Corp.                     140,462
        4,100   Radian Group, Inc.                                     199,875
          340   White Mountains Insurance Group, Ltd. (d)              156,383
                                                                 -------------
                                                                       969,850
                                                                 -------------
                INTERNET -- 4.5%
      120,120   24/7 Real Media, Inc. (c)                              160,961
        6,440   Checkfree Corp. (c)                                    178,066
       15,000   E*TRADE Financial Corp. (c) (d)                        189,750
        5,550   Equinix, Inc. (c)                                      156,510
       35,420   Gric Communications, Inc. (c)                          191,268
       33,000   Homestore, Inc. (c)                                    156,090
       12,010   Internet Security Systems, Inc. (c)                    226,148
        8,122   Interwoven, Inc. (c)                                   102,662
        6,450   Kintera, Inc. (c)                                       79,980
       12,000   Macromedia, Inc. (c)                                   214,080
        6,490   Overstock.com, Inc. (c) (d)                            128,891
       90,810   Raindance Communications, Inc. (c)                     249,727
        8,330   Secure Computing Corp. (c)                             149,190
       20,550   SupportSoft, Inc. (c)                                  270,232
       17,430   United Online, Inc. (c)                                292,650
       16,500   Valueclick, Inc. (c)                                   149,820
                                                                 -------------
                                                                     2,896,025
                                                                 -------------
                LODGING -- 1.4%
        8,100   Hilton Hotels Corp.                                    138,753
        8,300   MGM MIRAGE (c)                                         312,163
        7,475   Station Casinos, Inc.                                  228,959
        8,435   Wynn Resorts, Ltd. (c)                                 236,264
                                                                 -------------
                                                                       916,139
                                                                 -------------
                MEDIA - BROADCASTING & PUBLISHING -- 2.7%
        5,650   Citadel Broadcasting Corp. (c)                         126,390
        6,000   Clear Channel Communications, Inc.                     280,980
        7,000   Cox Communications, Inc., Class A (c)                  241,150
       12,900   Gray Television, Inc.                                  195,048
       11,025   Radio One, Inc., Class D (c)                           212,782
        7,800   Univision Communications, Inc., Class A (c)            309,582
        4,200   Westwood One, Inc. (c)                                 143,682
        8,490   XM Satellite Radio Holdings, Inc., Class A             223,796
                (c) (d)
                                                                 -------------
                                                                     1,733,410
                                                                 -------------
                MEDICAL SUPPLIES -- 4.7%
        1,575   Allergan, Inc. (d)                                     120,976
        5,700   Becton, Dickinson & Co.                                234,498
        9,000   Biosite, Inc. (c) (d)                                  260,550
       10,800   Boston Scientific Corp. (c)                            397,008
        1,950   C.R. Bard, Inc.                                        158,437
        4,000   Cyberonics, Inc. (c)                                   128,040
        8,700   EPIX Medical, Inc. (c)                                 141,636
        1,300   Guidant Corp.                                           78,260
        1,700   Idexx Laboratories, Inc. (c)                            78,676
        6,200   Invacare Corp.                                         250,294
        4,925   Medtronic, Inc.                                        239,404
        1,050   Patterson Dental Co. (c) (d)                            67,368
        4,600   St. Jude Medical, Inc. (c)                             282,210
        7,200   Varian Medical Systems, Inc. (c)                       497,520
        1,750   Zimmer Holdings, Inc. (c)                              123,200
                                                                 -------------
                                                                     3,058,077
                                                                 -------------
                METALS -- 1.2%
        3,600   Commercial Metals Co.                                  109,440
        8,550   Maverick Tube Corp. (c)                                164,588
       16,100   Oregon Steel Mills, Inc. (c)                            93,541
        3,360   Quanex Corp.                                           154,896
       10,440   Steel Dynamics, Inc. (c)                               245,236
                                                                 -------------
                                                                       767,701
                                                                 -------------
                MINING -- 0.5%
        5,025   Freeport-McMoran Copper & Gold, Inc., Class
                B (d)                                                  211,703
        6,500   Placer Dome, Inc.                                      116,415
                                                                 -------------
                                                                       328,118
                                                                 -------------
                OFFICE & BUSINESS EQUIPMENT -- 0.1%
        1,220   CDW Corp. (d)                                           70,467
                                                                 -------------
                OIL & GAS -- 3.2%
        9,100   BJ Services Co. (c)                                    326,690
        8,100   CAL Dive International, Inc. (c)                       195,291
        5,780   Evergreen Resources, Inc. (c) (d)                      187,908
       18,000   Hanover Compressor Co. (c)                             200,700
       12,000   Key Energy Services, Inc. (c)                          123,720
        4,975   Pioneer Natural Resources Co. (c)                      158,852
        3,650   Questar Corp.                                          128,298
        6,125   Smith International, Inc. (c)                          254,310
        6,200   Southwestern Energy Co. (c)                            148,180
        3,200   Suncor Energy, Inc.                                     80,192
       15,930   Superior Energy Services, Inc. (c)                     149,742
        4,150   Tom Brown, Inc. (c)                                    133,838
                                                                 -------------
                                                                     2,087,721
                                                                 -------------
                PHARMACEUTICALS -- 7.1%
        7,300   Abbott Laboratories                                    340,180
       11,000   Access Pharmaceuticals, Inc. (c)                        57,640
        6,000   Accredo Health, Inc. (c)                               189,660
        7,450   Adolor Corp. (c)                                       149,149
        6,900   Bradley Pharmaceuticals, Inc. (c) (d)                  175,467
        2,575   Celgene Corp. (c)                                      115,927
       10,850   Discovery Laboratories, Inc. (c)                       113,817
       57,250   Durect Corp. (c) (d)                                   147,705
        2,000   Eli Lilly & Co.                                        140,660
       19,600   Endo Pharmaceuticals Holdings, Inc. (c)                377,496
        6,100   Flamel Technologies SA (ADR) (c) (d)                   163,419
        9,900   IVAX Corp. (c)                                         236,412
       10,650   Ligand Pharmaceuticals, Inc., Class B (c) (d)          156,449
        8,100   MedImmune, Inc. (c)                                    205,740
        6,675   Merck & Co., Inc.                                      308,385
       13,150   Nabi Biopharmaceuticals (c)                            167,137
        2,700   NPS Pharmaceuticals, Inc. (c)                           82,998
       34,075   Pfizer, Inc.                                         1,203,870
        8,250   Shire Pharmaceuticals PLC (ADR) (c) (d)                239,663
        1,200   Valeant Pharmaceuticals International                   30,180
                                                                 -------------
                                                                     4,601,954
                                                                 -------------
                REITs - MORTGAGE -- 0.2%
        2,080   Redwood Trust, Inc.                                    105,768
                                                                 -------------
                RESTAURANTS -- 0.8%
        6,100   Brinker International, Inc. (c) (d)                    202,276
        2,525   Outback Steakhouse, Inc.                               111,630
        2,500   Papa John's International, Inc. (c) (d)                 83,450
        1,425   PF Chang's China Bistro, Inc. (c)                       72,504
        2,500   Sonic Corp. (c)                                         76,550
                                                                 -------------
                                                                       546,410
                                                                 -------------

                 See accompanying notes to financial statements.

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
                RETAILERS -- 4.8%
        6,700   Barnes & Noble, Inc. (c)                         $     220,095
       12,000   Bon-Ton Stores (The), Inc.                             133,200
        2,700   Borders Group, Inc. (c)                                 59,184
        3,900   Dollar General Corp.                                    81,861
        8,325   Dollar Tree Stores, Inc. (c)                           250,250
        7,400   Family Dollar Stores                                   265,512
        2,700   Kohl's Corp. (c)                                       121,338
        4,600   MarineMax, Inc. (c)                                     89,378
       14,260   PC Mall, Inc. (c) (d)                                  230,299
        3,900   Petco Animal Supplies, Inc. (c)                        118,755
        5,200   PETsMART, Inc.                                         123,760
        6,300   RadioShack Corp.                                       193,284
        3,700   Regis Corp.                                            146,224
        1,100   Staples, Inc. (c) (d)                                   30,030
        2,600   Tiffany & Co.                                          117,520
        4,800   TJX Cos., Inc.                                         105,840
        1,800   Tractor Supply Co. (c)                                  70,002
        6,000   Walgreen Co.                                           218,280
        9,800   Wal-Mart Stores, Inc.                                  519,890
                                                                 -------------
                                                                     3,094,702
                                                                 -------------
                SEMICONDUCTORS -- 7.8%
       23,700   Agere Systems, Inc., Class A (c)                        72,285
        4,400   Altera Corp. (c)                                        99,880
        8,000   Analog Devices, Inc.                                   365,200
       13,100   Applied Materials, Inc. (c)                            294,095
        3,700   ASML Holding NV (ADR) (c)                               74,185
        8,400   ATI Technologies, Inc. (c)                             127,008
       51,400   Bookham Technology PLC (ADR) (c) (d)                   128,500
        2,050   Broadcom Corp., Class A (c) (d)                         69,885
       16,330   Credence Systems Corp. (c)                             214,903
        6,100   Fairchild Semiconductor International, Inc. (c)        152,317
       15,750   Genus, Inc. (c) (d)                                     94,500
        2,850   Integrated Circuit Systems, Inc. (c)                    81,197
       44,450   Intel Corp.                                          1,431,290
        1,450   KLA-Tencor Corp. (c)                                    85,072
        2,600   Lam Research Corp. (c)                                  83,980
        1,800   Linear Technology Corp.                                 75,726
        3,725   Marvell Technology Group, Ltd. (c)                     141,289
        6,300   Microchip Technology, Inc.                             210,168
        1,700   National Semiconductor Corp. (c)                        66,997
        2,850   Novellus Systems, Inc. (c)                             119,843
        7,260   O2Micro International, Ltd. (c)                        162,624
       20,000   ON Semiconductor Corp. (c)                             129,000
        3,600   QLogic Corp. (c)                                       185,760
        2,475   Rambus, Inc. (c)                                        75,983
       12,700   Xilinx, Inc. (c)                                       491,998
                                                                 -------------
                                                                     5,033,685
                                                                 -------------
                SOFTWARE -- 7.6%
       11,350   Activision, Inc. (c)                                   206,570
        3,225   Adobe Systems, Inc.                                    126,743
       14,150   Agile Software Corp. (c)                               140,085
        9,200   Aspen Technology, Inc. (c) (d)                          94,392
       35,000   BakBone Software, Inc. (c)                              97,508
        2,200   BMC Software, Inc. (c)                                  41,030
        4,008   Choicepoint, Inc. (c)                                  152,665
        3,300   Citrix Systems, Inc. (c)                                69,993
        1,500   Cognos, Inc. (c)                                        45,930
       10,550   eFunds Corp. (c)                                       183,043
        2,650   Electronic Arts, Inc. (c)                              126,617
        2,700   First Data Corp.                                       110,943
        2,650   Global Payments, Inc.                                  124,868
        7,600   IMS Health, Inc.                                       188,936
        3,225   Mercury Interactive Corp. (c) (d)                      156,864
       57,300   Microsoft Corp.                                      1,578,042
       15,900   Novell, Inc. (c)                                       167,268
        7,400   Omnicell, Inc. (c)                                     119,880
        5,100   Oracle Corp. (c)                                        67,320
        3,450   PeopleSoft, Inc. (c)                                    78,660
       21,950   Plato Learning, Inc. (c)                               231,573
       26,800   Roxio, Inc. (c) (d)                                    128,372
       21,825   Siebel Systems, Inc. (c)                               302,713
        4,550   Symantec Corp. (c) (d)                                 157,657
        5,200   VERITAS Software Corp. (c)                             193,232
                                                                 -------------
                                                                     4,890,904
                                                                 -------------
                TELEPHONE SYSTEMS -- 1.0%
        7,000   IDT Corp., Class B (c) (d)                             161,910
        4,956   NTL, Inc. (c)                                          345,681
       38,600   Qwest Communications International, Inc. (c)           166,752
                                                                 -------------
                                                                       674,343
                                                                 -------------
                TEXTILES, CLOTHING & FABRICS -- 0.3%
        4,000   Timberland Co. (The), Class A (c)                      208,280
                                                                 -------------
                TOYS, GAMES & HOBBIES -- 0.5%
        6,800   Mattel, Inc.                                           131,036
        8,680   RC2 Corp. (c)                                          180,110
                                                                 -------------
                                                                       311,146
                                                                 -------------
                TRANSPORTATION -- 1.8%
        3,825   C.H. Robinson Worldwide, Inc.                          145,006
        6,000   Heartland Express, Inc.                                145,140
        3,100   Kirby Corp. (c)                                        108,128
       10,380   Laidlaw International, Inc. (c)                        143,555
        7,980   Landstar System, Inc. (c)                              303,559
        3,800   United Parcel Service, Inc., Class B                   283,290
            1   Werner Enterprises, Inc.                                    19
                                                                 -------------
                                                                     1,128,697
                                                                 -------------
                Total Common Stocks (Identified Cost
                $55,954,286)                                        63,837,343
                                                                 -------------

                 See accompanying notes to financial statements.

Investments as of December 31, 2003

 PRINCIPAL
  AMOUNT            DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 13.9%
$     712,347   Repurchase Agreement with Investors Bank &
                Trust Co. dated 12/31/2003 at 0.75% to be
                repurchased at $712,377 on 1/02/2004,
                collateralized by $725,658 Federal National
                Mortgage Association Bond, 5.408%, due 8/01/2027
                valued at $748,084                               $     712,347
      376,771   Bank of Montreal, 1.06%, due 1/15/2004 (e)             376,771
    1,185,170   Bank of Nova Scotia, 1.08%, due 3/03/2004 (e)        1,185,170
      526,742   BNP Paribas, 0.97%, due 1/07/2004 (e)                  526,742
      263,371   BNP Paribas, 1.00%, due 1/21/2004 (e)                  263,371
      263,371   Den Danske Bank, 1.08%, due 1/20/2004 (e)              263,371
    1,448,542   Fleet National Bank, 1.00%, due 1/21/2004 (e)        1,448,542
      105,348   Harris Trust & Savings Bank, 1.05%, due
                1/29/2004 (e)                                          105,348
       30,814   Merrill Lynch Premier Institutional Fund (e)            30,814
    1,685,576   Merrimac Cash Fund, Premium Class (e)                1,685,576
      131,686   Prefco, 1.091%, due 1/16/2004 (e)                      131,686
      790,114   Royal Bank of Scotland, 1.08%, due
                1/15/2004 (e)                                          790,114
      263,372   Sheffiled Receivables Corp., 1.081%, due
                1/28/2004 (e)                                          263,372
      131,685   Sheffiled Receivables Corp., 1.091%, due
                1/06/2004 (e)                                          131,685
      526,742   Southtrust Bank, 1.08%, due 1/16/2004 (e)              526,742
      526,742   The Bank of the West, 1.075%, due 1/14/2004 (e)        526,742
                                                                 -------------
                Total Short Term Investments (Identified
                Cost $8,968,393)                                     8,968,393
                                                                 -------------
                Total Investments -- 112.7%
                (Identified Cost $64,922,679) (b)                   72,805,736
                Other assets less liabilities                       (8,209,627)
                                                                 -------------
                Total Net Assets-- 100%                          $  64,596,109
                                                                 =============

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At December 31, 2003, the net unrealized appreciation on
     investments based on cost of $65,404,264 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value over
     tax cost                                                    $   8,817,715
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost
     over value                                                     (1,416,243)
                                                                 -------------
     Net unrealized appreciation                                 $   7,401,472
                                                                 =============

     At December 31, 2003, the Fund had a capital loss carryover of approximately $190,517,505 of which $1,117,558 expires on December 31, 2007, $29,799,871 expires on December 31, 2008, $137,774,342 expires on
     December 31, 2009, $20,004,974 expires on December 31, 2010 and $1,820,760 expires on December 31, 2011. Included in these amounts is a capital loss carryover of approximately $14,485,723 which was acquired in the merger with Kobrick Emerging Growth Fund and expires on December 31, 2008. These amounts may be available to offset future gains, if any, to the extent provided by regulations.

     For the year ended December 31, 2003, the Fund has elected to defer $110,580 of capital losses and $319 of foreign currency losses attributable to Post-October losses.

     At December 31, 2003, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.

(c)  Non-income producing security.
(d) All or a portion of this security was on loan to brokers at December 31, 2003.
(e)  Represents investments of securities lending collateral.

REITs Real Estate Investment Trusts
ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                 See accompanying notes to financial statements.

               STAR INTERNATIONAL FUND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
COMMON STOCKS -- 98.0% OF TOTAL NET ASSETS
                AUSTRALIA -- 1.4%
       28,400   Australia & New Zealand Banking Group, Ltd.      $     378,115
      327,700   John Fairfax Holdings, Ltd.                            868,646
       10,400   Macquarie Bank, Ltd.                                   278,496
       29,440   News Corp., Ltd.                                       265,816
                                                                 -------------
                                                                     1,791,073
                                                                 -------------
                AUSTRIA -- 0.4%
        4,625   Erste Bank der Oesterreichischen Sparkassen AG         570,739
                                                                 -------------
                BELGIUM -- 0.4%
        6,625   Umicore                                                464,391
                                                                 -------------
                BRAZIL -- 0.9%
        6,900   Cia Vale do Rio Doce (ADR) (d)                         403,650
       11,275   Empresa Brasileira de Aeronautica SA
                (Embraer) (ADR) (d)                                    394,963
       14,000   Petroleo Brasileiro SA (ADR)                           409,360
                                                                 -------------
                                                                     1,207,973
                                                                 -------------
                CANADA -- 1.7%
       17,190   Alimentation Couche-Tard, Inc., Class B (c)            317,939
        3,656   Allstream, Inc., Class B (c)                           202,152
        5,050   Angiotech Pharmaceuticals, Inc. (c)                    232,300
        7,714   EnCana Corp.                                           304,453
       11,100   Manulife Financial Corp.                               358,530
       19,400   Suncor Energy, Inc.                                    486,164
        9,800   Toronto-Dominion Bank (The) (New York)                 327,516
                                                                 -------------
                                                                     2,229,054
                                                                 -------------
                CHINA -- 1.4%
      130,000   China Mobile (Hong Kong), Ltd.                         398,519
       41,300   China Mobile (Hong Kong), Ltd. (ADR)                   641,389
      500,000   Denway Motors, Ltd.                                    528,095
        4,300   Huaneng Power International, Inc. (ADR) (d)            298,463
                                                                 -------------
                                                                     1,866,466
                                                                 -------------
                DENMARK -- 0.9%
       16,000   Group 4 Falck AS                                       327,461
       31,400   Vestas Wind Systems AS (d)                             509,865
        8,900   William Demant Holding                                 300,322
                                                                 -------------
                                                                     1,137,648
                                                                 -------------
                FINLAND -- 1.5%
       37,400   Metso OYJ                                              456,015
       17,800   Nokia OYJ                                              307,390
       21,225   Nokia OYJ (ADR)                                        360,825
       19,200   Tietoenator OYJ                                        524,800
       17,000   UPM-Kymmene OYJ                                        323,768
                                                                 -------------
                                                                     1,972,798
                                                                 -------------
                FRANCE -- 12.4%
       21,100   Arcelor                                                367,302
       36,400   Aventis SA                                           2,402,511
       35,600   Axa                                                    760,965
       20,000   Axa (ADR)                                              429,400
       23,250   BNP Paribas                                          1,461,942
       10,000   Bouygues SA                                            349,161
        3,100   Casino Guichard Perrachon SA                           301,057
       10,050   Chargeurs SA                                           329,133
       11,300   Cie Generale D'Optique Essilor International SA        583,573
        2,500   Groupe Danone                                          407,481
        3,600   Lafarge SA                                             320,140
        5,900   L'Oreal SA                                             483,057
        1,700   LVMH Moet Hennessy Louis Vuitton SA                    123,554
       21,500   Michelin (C.G.D.E.), Class B                           985,221
        6,257   Pernod-Ricard                                          694,738
       23,450   Publicis Groupe (d)                                    759,117
        8,700   Schneider Electric SA                                  568,747
       13,000   Societe Generale, Class A                            1,146,236
        9,800   STMicroelectronics NV (New York)                       264,698
       14,100   Suez SA                                                282,923
       14,400   Thomson Multimedia SA                                  305,992
       10,395   Total SA                                             1,929,988
       47,200   Vivendi Universal SA (c)                             1,145,662
                                                                 -------------
                                                                    16,402,598
                                                                 -------------
                GERMANY -- 7.7%
        8,200   Adidas-Salomon AG                                      935,782
       10,400   BASF AG                                                586,218
       25,575   Bayerische Motoren Werke AG                          1,190,317
        8,500   Celesio AG                                             411,669
        6,900   Deutsche Bank AG                                       572,753
       24,600   Deutsche Boerse AG                                   1,347,898
        8,300   E.ON AG                                                542,912
       13,500   Henkel KGaA                                            977,764
        9,200   Linde AG                                               494,821
       14,100   Man AG                                                 427,137
        2,955   Rhoen Klinikum AG                                      164,890
        2,350   SAP AG                                                 396,056
        6,525   SAP AG (ADR)                                           271,179
       11,200   Schering AG                                            566,558
       12,600   Siemens AG                                           1,012,567
        4,037   Stada Arzneimittel AG                                  250,436
                                                                 -------------
                                                                    10,148,957
                                                                 -------------
                GREECE -- 0.0%
        2,791   Hellenic Telecommunications Organization SA             36,913
          800   Vodafone Panafon SA                                      6,227
                                                                 -------------
                                                                        43,140
                                                                 -------------
                HONG KONG -- 3.1%
      381,700   Esprit Holdings, Ltd.                                1,268,441
      815,800   Giordano International, Ltd.                           375,654
       49,200   HSBC Holdings PLC (Hong Kong)                          776,300
       70,000   Hutchison Whampoa, Ltd.                                513,927
      314,000   Johnson Electric Holdings, Ltd.                        398,377
      353,052   Shangri-La Asia, Ltd.                                  327,416
       69,000   Wing Hang Bank, Ltd.                                   410,601
                                                                 -------------
                                                                     4,070,716
                                                                 -------------
                HUNGARY -- 0.4%
       18,700   OTP Bank Rt (c)                                        239,744
       11,300   OTP Bank Rt (ADR) 144A (c) (d)                         296,625
                                                                 -------------
                                                                       536,369
                                                                 -------------
                INDIA -- 0.6%
        4,100   Infosys Technologies, Ltd. (ADR) (d)                   392,370
        4,800   State Bank Of India, Ltd. (GDR) 144A                   160,224
        6,075   Wipro, Ltd. (ADR) (d)                                  292,815
                                                                 -------------
                                                                       845,409
                                                                 -------------
                IRELAND -- 1.9%
       29,800   Anglo Irish Bank Corp. PLC                             469,576
       10,900   Bank of Ireland (Dublin)                               148,555
       91,800   Bank of Ireland (London)                             1,248,818

                 See accompanying notes to financial statements.

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
                IRELAND -- continued
       47,500   Ryanair Holdings PLC (c)                         $     394,286
        6,300   Ryanair Holdings PLC (ADR) (c) (d)                     319,032
                                                                 -------------
                                                                     2,580,267
                                                                 -------------
                ISRAEL -- 0.8%
       17,200   Orbotech, Ltd. (c) (d)                                 411,424
       11,285   Teva Pharmaceutical Industries, Ltd. (ADR) (d)         639,972
                                                                 -------------
                                                                     1,051,396
                                                                 -------------
                ITALY -- 3.0%
       38,827   Banco Popolare di Verona e Novara Scrl                 656,325
       48,000   Eni-Ente Nazionale Idrocarburi SpA                     904,494
       19,400   Luxottica Group SpA (ADR)                              337,560
       27,800   Mediaset SpA                                           329,859
       48,100   Saipem SpA                                             388,361
       62,400   San Paolo IMI SpA (d)                                  812,714
      105,600   UniCredito Italiano SpA                                569,299
                                                                 -------------
                                                                     3,998,612
                                                                 -------------
                JAPAN -- 12.8%
       23,000   Asahi Glass Co., Ltd.                                  188,947
       20,200   Canon, Inc.                                            940,982
       26,450   Daiwa House Industry Co., Ltd.                         281,488
      107,600   Daiwa Securities Group, Inc.                           732,267
        5,500   Fanuc, Ltd.                                            329,630
           61   Fuji Television Network, Inc.                          330,284
       15,000   Fujisawa Pharmaceutical Co., Ltd.                      319,968
       12,000   Hiroshima Bank (The), Ltd.                              45,930
        6,900   Honda Motor Co., Ltd.                                  306,609
       35,000   Kaneka Corp.                                           261,389
       15,000   Kao Corp.                                              305,265
        1,440   Keyence Corp.                                          303,674
        4,000   Mabuchi Motor Co., Ltd.                                308,066
      170,000   Mazda Motor Corp. (d)                                  455,470
       15,900   Meitec Corp.                                           611,538
       31,000   Mitsubishi Corp.                                       328,753
           19   Mitsubishi Tokyo Financial Group, Inc.                 148,282
       28,000   Mitsui Fudosan Co., Ltd.                               253,025
       81,000   NEC Corp.                                              596,611
        3,000   Nintendo Co., Ltd.                                     280,060
       52,000   Nippon Yusen Kabushiki Kaisha                          235,437
       19,000   Nissan Motor Co., Ltd.                                 217,102
       12,500   Nitto Denko Corp.                                      665,142
          502   NTT DoCoMo, Inc.                                     1,138,779
        5,000   Rohm Co., Ltd.                                         586,258
       38,000   Sanyo Electric Co., Ltd.                               198,656
        4,100   Seiko Epson Corp.                                      191,374
       18,000   Sharp Corp.                                            284,149
       10,000   Shin-Etsu Chemical Co., Ltd.                           408,887
       26,000   Shiseido Co., Ltd.                                     316,262
        4,300   SMC Corp.                                              535,493
       15,900   Sony Corp.                                             550,681
      166,000   Sumitomo Trust & Banking Co. (The), Ltd.               976,288
       28,600   Takeda Chemical Industries, Ltd.                     1,134,709
        2,800   TDK Corp.                                              201,792
       14,800   THK Co., Ltd.                                          301,195
        4,000   Tokyo Electron, Ltd.                                   303,958
       35,000   Toray Industries, Inc.                                 146,378
       20,000   Tostem Inax Holding Corp.                              386,482
        6,400   Uni-Charm Corp.                                        314,862
        9,000   Yamada Denki Co., Ltd.                                 302,465
       16,000   Yokogawa Electric Corp.                                231,217
                                                                 -------------
                                                                    16,955,804
                                                                 -------------
                MEXICO -- 2.3%
        7,350   America Movil SA de CV (ADR)                           200,949
       13,400   Cemex SA de CV (ADR)                                   351,080
       20,400   Coca-Cola Femsa SA (ADR) (c)                           433,296
       10,400   Fomento Economico Mexicano SA de CV (ADR)              383,552
      350,000   Grupo Financiero BBVA Bancomer-Class B (c)             299,012
       24,925   Grupo Televisa SA (ADR)                                993,510
        9,700   Telefonos de Mexico SA de CV, Class L (ADR)            320,391
                                                                 -------------
                                                                     2,981,790
                                                                 -------------
                NETHERLANDS -- 5.8%
       16,500   ABN AMRO Holding NV                                    385,532
       21,100   Aegon NV                                               311,755
       38,800   Akzo Nobel NV                                        1,495,498
        5,600   DSM NV                                                 275,308
       50,400   Euronext NV                                          1,274,121
       21,300   European Aeronautic Defense and Space Co. (d)          505,736
       54,704   ING Groep NV                                         1,274,056
       22,900   Koninklijke Philips Electronics NV                     667,758
       18,500   Koninklijke Philips Electronics NV (New York)          538,165
        5,500   Royal Dutch Petroleum Co.                              289,582
        5,500   STMicroelectronics NV                                  148,948
        7,600   Unilever NV (ADR) (d)                                  493,240
                                                                 -------------
                                                                     7,659,699
                                                                 -------------
                NEW ZEALAND -- 0.1%
       18,700   Fisher & Paykel Healthcare Corp.                       155,156
                                                                 -------------
                NORWAY -- 0.3%
       53,400   Telenor ASA                                            348,517
                                                                 -------------
                REPUBLIC OF KOREA -- 4.2%
        6,180   Hyundai Motor Co.                                      261,930
        7,370   Interflex Co., Ltd. (c)                                185,564
       20,555   Kookmin Bank                                           770,273
       12,700   Kookmin Bank (ADR)                                     480,568
        9,000   LG Chem, Ltd.                                          415,443
          810   Lotte Chilsung Beverage Co., Ltd.                      403,810
        4,190   Samsung Electronics Co., Ltd.                        1,585,976
        1,510   Samsung Sdi Co., Ltd.                                  178,057
        1,700   Shinsegae Co., Ltd.                                    413,764
        5,350   SK Telecom Co., Ltd.                                   893,538
                                                                 -------------
                                                                     5,588,923
                                                                 -------------
                SINGAPORE -- 1.5%
      106,875   DBS Group Holdings, Ltd.                               925,079
        1,043   Haw Par Corp., Ltd.                                      2,739
      119,000   Neptune Orient Lines, Ltd. (c)                         151,351
       61,000   Singapore Airlines, Ltd.                               402,285
       62,216   United Overseas Bank, Ltd.                             483,573
                                                                 -------------
                                                                     1,965,027
                                                                 -------------
                SOUTH AFRICA -- 0.2%
      200,000   Old Mutual PLC                                         328,385
                                                                 -------------
                SPAIN -- 1.3%
       78,500   Amadeus Global Travel Distribution SA,
                Class A (d)                                            509,225
       16,900   Iberdrola SA                                           333,571
       35,200   Telefonica Moviles SA                                  367,118
       34,113   Telefonica SA                                          500,156
                                                                 -------------
                                                                     1,710,070
                                                                 -------------
                SWEDEN -- 1.8%
       11,600   Atlas Copco AB, Class A                                415,115
       11,400   Atlas Copco AB, Class B                                371,519
        4,600   Autoliv, Inc. (SDR)                                    174,523

                 See accompanying notes to financial statements.

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
                SWEDEN -- CONTINUED
       10,600   SKF AB, Class B                                  $     409,528
       15,600   Svenska Handelsbanken AB, Class A                      318,695
      166,900   Telefonaktiebolaget LM Ericsson, Class B (c)           299,212
       14,400   Volvo AB, Class B                                      440,269
                                                                 -------------
                                                                     2,428,861
                                                                 -------------
                SWITZERLAND -- 8.3%
        7,367   Adecco SA                                              473,159
       26,300   Credit Suisse Group                                    961,444
        1,880   Givaudan SA                                            975,085
          600   Julius Baer Holding AG                                 202,133
       20,250   Lonza Group AG                                       1,163,173
        6,600   Nestle SA                                            1,647,601
        5,600   Nobel Biocare Holding AG                               566,651
       38,200   Novartis AG                                          1,732,857
        7,100   Roche Holding AG                                       715,564
        1,800   Straumann Holding AG                                   276,297
        4,650   Swatch Group AG, Class B                               557,865
          900   Swisscom AG                                            296,655
          175   Synthes-Stratec, Inc. (New York) (c)                   173,049
          360   Synthes-Stratec, Inc. (Zurich)                         355,986
       13,500   UBS AG                                                 923,776
                                                                 -------------
                                                                    11,021,295
                                                                 -------------
                TAIWAN -- 0.6%
      206,000   Taiwan Semiconductor Manufacturing Co., Ltd.           385,302
       29,352   Taiwan Semiconductor Manufacturing Co., Ltd.
                (ADR) (c) (d)                                          300,564
       34,875   United Microelectronics Corp. (ADR) (c) (d)            172,631
                                                                 -------------
                                                                       858,497
                                                                 -------------
                THAILAND -- 0.5%
      216,000   Advanced Info Service Public Co., Ltd.                 460,647
       32,300   Siam Cement Public Co. (The), Ltd.                     224,993
                                                                 -------------
                                                                       685,640
                                                                 -------------
                UNITED KINGDOM -- 19.6%
      290,600   Aegis Group PLC                                        512,151
      112,800   Amvescap PLC                                           817,839
       16,200   Anglo American PLC                                     348,391
       93,700   Associated British Ports Holdings PLC                  751,265
      102,064   Barclays PLC                                           906,670
      122,596   BHP Billiton PLC                                     1,065,542
       31,500   Boots Group PLC                                        388,748
       57,300   BP PLC                                                 462,486
       23,300   British Sky Broadcasting PLC (c)                       292,332
      207,000   Cadbury Schweppes PLC                                1,517,446
       78,900   Centrica PLC                                           296,763
       40,300   Compass Group PLC                                      272,050
      116,400   Diageo PLC                                           1,525,844
      343,100   Enodis PLC (c)                                         500,580
       27,900   Exel PLC                                               367,722
      100,106   GlaxoSmithKline PLC                                  2,290,411
       42,700   GUS PLC                                                588,697
       61,200   HBOS PLC                                               792,418
       30,300   HSBC Holdings PLC                                      474,791
       96,000   J Sainsbury PLC                                        535,838
      154,236   Kingfisher PLC                                         766,613
       40,881   Lloyds TSB Group PLC                                   326,133
      220,900   Michael Page International PLC                         738,215
       37,509   Reckitt Benckiser PLC                                  848,829
      104,800   Reed Elsevier PLC                                      873,928
      170,800   Rolls-Royce Group PLC                                  541,830
       26,100   Royal Bank of Scotland Group PLC                       767,649
      473,700   Signet Group PLC                                       870,775
      100,900   Smith & Nephew PLC                                     845,908
       39,532   Standard Chartered PLC                                 653,319
       86,000   Tesco PLC                                              395,222
       97,640   Unilever PLC                                           907,885
      792,939   Vodafone Group PLC                                   1,956,456
        7,200   WPP Group PLC (ADR) (d)                                353,880
       37,400   Xstrata PLC                                            420,511
                                                                 -------------
                                                                    25,975,137
                                                                 -------------
                UNITED STATES -- 0.2%
        6,275   Accenture, Ltd., Class A (c)                           165,158
        9,850   Flextronics International, Ltd. (c)(d)                 146,174
                                                                 -------------
                                                                       311,332
                                                                 -------------
                Total Common Stocks
                (Identified Cost $101,301,134)                     129,891,739
                                                                 -------------
PREFERRED STOCKS -- 1.2%
                BRAZIL -- 0.1%
        6,175   Companhia de Bebidas das Americas (ADR)                157,524
                                                                 -------------
                 GERMANY -- 1.1%
        1,096   Porsche AG                                             647,465
       20,700   ProSieben SAT.1 Media AG                               335,047
       14,300   Volkswagen AG                                          520,555
                                                                 -------------
                                                                     1,503,067
                                                                 -------------
                Total Preferred Stocks
                (Identified Cost $1,259,766)                         1,660,591
                                                                 -------------

 PRINCIPAL
  AMOUNT
------------------------------------------------------------------------------
BONDS AND NOTES -- 0.0%
                FRANCE -- 0.0%
$       1,750   Axa SA, Zero Coupon Convertible Debt,
                12/21/2004                                              35,247
                                                                 -------------
                Total Bonds and Notes
                (Identified Cost $25,613)                               35,247
                                                                 -------------

                 See accompanying notes to financial statements.

Investments as of December 31, 2003

 PRINCIPAL
  AMOUNT            DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 6.0%
$   1,177,230   Repurchase Agreement with Investors Bank &
                Trust Co. dated 12/31/2003 at 0.75% to be
                repurchased at $1,177,279 on 1/02/2004,
                collateralized by $1,217,236 Federal National
                Mortgage Association Bond, 3.825%, due
                12/25/2021 valued at $1,236,092                  $   1,177,230
      309,067   Bank of Montreal, 1.06%, due 1/15/2004 (e)             309,067
      972,202   Bank of Nova Scotia, 1.08%, due 3/03/2004 (e)          972,202

      432,090   BNP Paribas, 0.97%, due 1/07/2004 (e)                  432,090
      216,045   BNP Paribas, 1.00%, due 1/21/2004 (e)                  216,045
      216,045   Den Danske Bank, 1.08%, due 1/20/2004 (e)              216,045
    1,188,247   Fleet National Bank, 1.00%, due 1/21/2004 (e)        1,188,247
       86,418   Harris Trust & Savings Bank, 1.05%, due
                1/29/2004 (e)                                           86,418
       25,277   Merrill Lynch Premier Institutional Fund (e)            25,277
    1,382,687   Merrimac Cash Fund, Premium Class (e)                1,382,687
      108,022   Prefco, 1.091%, due 1/16/2004 (e)                      108,022
      648,135   Royal Bank of Scotland, 1.08%, due 1/15/2004 (e)       648,135
      108,022   Sheffiled Receivables Corp., 1.091%, due
                1/06/2004 (e)                                          108,022
      216,045   Sheffiled Receivables Corp., 1.081%, due
                1/28/2004 (e)                                          216,045
      432,090   Southtrust Bank, 1.08%, due 1/16/2004 (e)              432,090
      432,090   The Bank of the West, 1.075%, due 1/14/2004 (e)        432,090
                                                                 -------------
                Total Short Term Investments (Identified
                Cost $7,949,712)                                     7,949,712
                                                                 -------------
                Total Investments -- 105.2%
                (Identified Cost $110,536,225) (b)                 139,537,289
                Other assets less liabilities                       (6,921,952)
                                                                 -------------
                Total Net Assets-- 100%                          $ 132,615,337
                                                                 =============

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At December 31, 2003, the net unrealized appreciation on
     investments based on cost of $112,058,850 for federal
     income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value over
     tax cost                                                    $  28,077,146
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost over
     value                                                            (598,707)
                                                                 -------------
     Net unrealized appreciation                                 $  27,478,439
                                                                 =============

     At December 31, 2003, the Fund had a capital loss carryover of approximately $33,932,986 of which $26,061,269 expires on December 31, 2009 and $7,871,717 expires on December 31, 2010.

     These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     For the year ended December 31, 2003, the Fund has elected to defer $0 of capital losses and $37,282 of foreign currency losses attributable to Post-October losses.

     At December 31, 2003, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.

(c)  Non-income producing security.
(d)  All or a portion of this security was on loan to brokers at December 31,
     2003.
(e)  Represents investments of securities lending collateral.
ADR/GDR An American Depositary Receipt (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.
SDR      Swedish Depositary Receipt
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $456,849 or 0.3% of net assets.

Industry Holdings at December 31, 2003 as a Percentage of Net Assets (unaudited)
--------------------------------------------------------------------------------
Banking                                     16.6%
Financial Services                           9.5
Pharmaceuticals                              8.1
Beverages, Food & Tobacco                    6.5
Communications                               5.7
Chemicals                                    5.4
Automotive                                   4.3
Media - Broadcasting & Publishing            4.1
Oil & Gas                                    4.1
Retailers                                    3.2
Electronics                                  3.2
Semiconductors                               2.8
Medical Supplies                             2.7
Insurance                                    2.6
Heavy Machinery                              2.4
Textiles, Clothing & Fabrics                 2.0
Other                                       22.0

                 See accompanying notes to financial statements.

                 STAR SMALL CAP FUND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
COMMON STOCKS -- 97.2% OF TOTAL NET ASSETS
                ADVERTISING -- 0.7%

          800   Grey Global Group, Inc.                          $     546,440
       28,325   Harris Interactive, Inc. (c)                           235,098
                                                                 -------------
                                                                       781,538
                                                                 -------------

                AEROSPACE & DEFENSE -- 0.5%
        4,700   DRS Technologies, Inc. (c)                             130,566
        5,000   Herley Industries, Inc. (c)                            103,500
       15,000   Orbital Sciences Corp. (c)                             180,300
        9,600   Teledyne Technologies, Inc. (c)                        180,960
                                                                 -------------
                                                                       595,326
                                                                 -------------
                AIRLINES -- 0.8%
       27,500   Mesa Air Group, Inc. (c) (d)                           344,300
       22,000   Pinnacle Airlines Corp. (c)                            305,580
       17,200   SkyWest, Inc.                                          311,664
                                                                 -------------
                                                                       961,544
                                                                 -------------
                APPAREL RETAILERS -- 1.2%
       15,425   Aeropostale, Inc. (c)                                  422,953
        9,000   Buckle (The), Inc.                                     199,350
       26,940   Charlotte Russe Holding, Inc. (c)                      373,388
        5,900   DEB Shops, Inc.                                        126,850
        9,550   HOT Topic, Inc. (c)                                    281,343
                                                                 -------------
                                                                     1,403,884
                                                                 -------------
                AUTOMOTIVE -- 0.5%
       11,950   LKQ Corp. (c)                                          214,502
        8,500   Navistar International Corp. (c) (d)                   407,065
                                                                 -------------
                                                                       621,567
                                                                 -------------
                BANKING -- 3.9%
        4,500   AMCORE Financial, Inc.                                 121,590
       36,500   BankAtlantic Bancorp, Inc., Class A                    693,500
        3,900   Cathay General Bancorp, Inc.                           217,152
        5,400   Corus Bankshares, Inc.                                 170,424
        6,600   Cullen/Frost Bankers, Inc.                             267,762
        5,500   Downey Financial Corp.                                 271,150
        8,900   First Charter Corp.                                    173,995
        6,700   First State Bancorp                                    232,825
        2,700   IBERIABANK Corp.                                       159,300
        7,500   Pacific Capital Bancorp                                276,150
       20,000   People's Bank                                          652,000
        4,900   Sterling Bancorp (New York)                            139,650
       14,725   UCBH Holdings, Inc.                                    573,833
        8,000   Umpqua Holdings Corp.                                  166,320
        6,000   Webster Financial Corp.                                275,160
                                                                 -------------
                                                                     4,390,811
                                                                 -------------
                BEVERAGES, FOOD & TOBACCO -- 3.8%
       10,500   Central European Distribution Corp. (c)                331,800
       18,700   Coolbrands International, Inc. (c)                     245,291
      120,000   Del Monte Foods Co. (c)                              1,248,000
       19,900   Hain Celestial Group, Inc. (c)                         461,879
       23,800   Interstate Bakeries, Corp.                             338,674
       35,000   Ralcorp Holdings, Inc. (c)                           1,097,600
       15,800   Sensient Technologies Corp.                            312,366
       28,700   SunOpta, Inc. (c)                                      264,901
                                                                 -------------
                                                                    4,300,511
                                                                 -------------
                BIOTECHNOLOGY -- 1.8%
       13,200   Alexion Pharmaceuticals, Inc. (c)                      224,664
        7,875   Angiotech Pharmaceuticals, Inc. (c)                    362,250
        6,350   Aphton Corp. (c) (d)                                    38,100
       10,300   Digene Corp. (c)                                       413,030
        3,775   ICOS Corp. (c) (d)                                     155,832
        9,300   Ilex Oncology, Inc. (c)                                197,625
       17,500   Nektar Therapeutics (c) (d)                            238,175
       27,500   Praecis Pharmaceuticals, Inc. (c)                      177,100
        9,400   Telik, Inc. (c)                                        216,294
                                                                 -------------
                                                                     2,023,070
                                                                 -------------
                BUILDING MATERIALS -- 0.6%
       23,100   Patrick Industries, Inc.                               190,806
        8,600   Simpson Manufacturing Co., Inc. (c)                    437,396
                                                                 -------------
                                                                       628,202
                                                                 -------------
                CHEMICALS -- 0.3%
        5,700   Cabot Corp.                                            181,488
        5,700   Lubrizol Corp.                                         185,364
                                                                 -------------
                                                                       366,852
                                                                 -------------
                COAL -- 0.6%
       14,450   Consol Energy, Inc. (d)                                374,255
       16,150   Massey Energy Co.                                      335,920
                                                                 -------------
                                                                       710,175
                                                                 -------------
                COMMERCIAL SERVICES -- 5.8%
       11,000   Anteon International Corp. (c)                         396,550
        9,000   Central Parking Corp.                                  134,370
        4,975   Corporate Executive Board Co. (c)                      232,183
       11,075   CoStar Group, Inc. (c)                                 461,606
       21,000   Cross Country Healthcare, Inc. (c)                     313,320
       35,000   Dollar Thrifty Automotive Group, Inc. (c)              907,900
       17,100   Hudson Highland Group, Inc. (c) (d)                    407,835
       74,000   Integrated Electrical Services, Inc. (c)               684,500
       27,500   Labor Ready, Inc. (c)                                  360,250
       22,825   Lionbridge Technologies, Inc. (c)                      219,348
       17,225   Navigant Consulting, Inc. (c)                          324,863
       40,000   NCO Group, Inc. (c) (d)                                910,800
       11,800   Pharmaceutical Product Development, Inc. (c)           318,246
        7,950   Quanta Services, Inc. (c)                               58,035
       21,100   Steiner Leisure, Ltd. (c)                              301,730
        3,625   Strayer Education, Inc.                                394,509
        7,900   Watson Wyatt & Co. Holdings, Inc., Class A (c)         190,785
                                                                 -------------
                                                                     6,616,830
                                                                 -------------
                COMMUNICATIONS -- 3.1%
       21,900   3Com Corp. (c)                                         178,923
        4,900   Black Box Corp.                                        225,743
       17,325   F5 Networks, Inc. (c)                                  434,857
       15,875   Foundry Networks, Inc. (c)                             434,340
       10,200   ID Systems, Inc. (c)                                    69,870
        9,800   Inet Technologies, Inc. (c)                            117,600
       29,650   Nextel Partners, Inc., Class A (c) (d)                 398,792
       18,510   SafeNet, Inc. (c)                                      569,553
       38,750   Sonus Networks, Inc. (c)                               292,950
       18,800   Tollgrade Communications, Inc. (c)                     329,564
       13,060   Viasat, Inc. (c)                                       249,968
       46,800   Zhone Technologies, Inc. (c)                           231,192
                                                                 -------------
                                                                     3,533,352
                                                                 -------------
                COMPUTER SOFTWARE & PROCESSING -- 0.2%
        5,500   Tech Data Corp. (c)                                    218,295
                                                                 -------------
                COMPUTERS -- 5.7%
       26,725   Advanced Digital Information Corp. (c)                 374,150
       10,025   Avid Technology, Inc. (c)                              481,200
       37,530   Bell Microproducts, Inc. (c)                           340,022

                 See accompanying notes to financial statements.

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
                COMPUTERS -- continued
       31,300   Brocade Communications Systems, Inc. (c)         $     180,914
      117,000   CIBER, Inc. (c)                                      1,013,220
       19,900   Cray, Inc. (c)                                         197,607
          580   Digimarc Corp. (c)                                       7,714
       25,700   Dot Hill Systems Corp. (c)                             389,355
        7,300   Electronics for Imaging, Inc. (c)                      189,946
       18,900   Imation Corp.                                          664,335
       12,900   Magma Design Automation, Inc. (c) (d)                  301,086
       50,000   Mentor Graphics Corp. (c)                              727,000
        5,700   Mercury Computer Systems, Inc. (c)                     141,930
       27,830   Mobility Electronics, Inc. (c) (d)                     248,828
       35,000   Optimal Robotics Corp., Class A (c)                    279,650
       10,500   PEC Solutions, Inc. (c)                                177,975
       12,100   Rimage Corp. (c)                                       191,555
        7,200   Sigma Designs, Inc. (c)                                 54,216
       22,540   Silicon Storage Technology, Inc. (c)                   247,940
       35,220   SimpleTech, Inc. (c)                                   211,672
                                                                 -------------
                                                                     6,420,315
                                                                 -------------
                COSMETICS & PERSONAL CARE -- 0.2%
       13,000   Elizabeth Arden, Inc. (c)                              258,960
                                                                 -------------
                EDUCATION -- 0.2%
        5,800   Education Management Corp. (c)                         180,032
                                                                 -------------
                ELECTRIC UTILITIES -- 0.2%
       12,000   EL Paso Electric Co. (c)                               160,200
        3,200   MGE Energy, Inc.                                       100,832
                                                                 -------------
                                                                       261,032
                                                                 -------------
                ELECTRICAL EQUIPMENT -- 0.6%
       13,000   General Cable Corp. (c)                                105,950
       25,640   GrafTech International, Ltd. (c) (d)                   346,140
       19,910   Vicor Corp. (c)                                        227,173
                                                                 -------------
                                                                       679,263
                                                                 -------------
                ELECTRONICS -- 2.5%
        6,100   Bel Fuse, Inc., Class B                                199,043
      100,000   Checkpoint Systems, Inc. (c)                         1,891,000
       49,590   HEI, Inc. (c)                                          161,167
       34,100   TTM Technologies, Inc. (c)                             575,608
                                                                 -------------
                                                                     2,826,818
                                                                 -------------
                EMPLOYMENT SERVICES -- 0.4%
       18,350   Monster Worldwide, Inc. (c) (d)                        402,966
                                                                 -------------
                ENTERTAINMENT & LEISURE -- 2.1%
       25,000   Callaway Golf Co. (d)                                  421,250
       14,650   Multimedia Games, Inc. (c)                             602,115
       38,520   Scientific Games Corp., Class A (c)                    655,225
       10,710   Speedway Motorsports, Inc.                             309,733
       14,700   WMS Industries, Inc. (c)                               385,140
                                                                 -------------
                                                                     2,373,463
                                                                 -------------
                FINANCIAL SERVICES -- 1.5%
       15,025   eSpeed, Inc., Class A (c)                              351,735
       25,300   Friedman, Billings, Ramsey Group, Inc., Class A        583,924
       31,175   Knight Trading Group, Inc. (c) (d)                     456,402
       14,050   Saxon Capital, Inc. (c)                                294,347
                                                                 -------------
                                                                     1,686,408
                                                                 -------------
                FOOD RETAILERS -- 0.7%
       18,520   Provide Commerce, Inc. (c)                             280,948
       38,450   Wild Oats Markets, Inc. (c)                            497,158
                                                                 -------------
                                                                       778,106
                                                                 -------------
                FOREST PRODUCTS & PAPER -- 0.9%
       13,800   Pope & Talbot, Inc.                                    243,018
       15,000   Schweitzer-Mauduit International, Inc.                 446,700
       16,800   Smurfit-Stone Container Corp. (d)                      311,976
                                                                 -------------
                                                                     1,001,694
                                                                 -------------
                HEALTH CARE PROVIDERS -- 3.9%
        5,700   Amerigroup Corp. (c) (d)                               243,105
       21,200   Apria Healthcare Group, Inc. (c)                       603,564
       45,190   Beverly Enterprises, Inc. (c) (d)                      388,182
        5,900   Health Net, Inc. (c)                                   192,930
        7,300   Kindred Healthcare, Inc. (c)                           379,454
       15,687   Odyssey Healthcare, Inc. (c)                           459,002
       14,800   RehabCare Group, Inc. (c) (d)                          314,648
       23,600   Select Medical Corp.                                   384,208
       22,375   United Surgical Partners International, Inc.
                (c) (d)                                                749,115
       18,335   VistaCare, Inc., Class A (c)                           644,475
                                                                 -------------
                                                                     4,358,683
                                                                 -------------
                HEALTHCARE-SERVICES -- 0.8%
       11,100   Inveresk Research Group, Inc. (c)                      274,503
       19,400   MedQuist, Inc. (c)                                     311,564
       11,500   National Dentex Corp. (c)                              276,000
                                                                 -------------
                                                                       862,067
                                                                 -------------
                HEAVY CONSTRUCTION -- 1.5%
        5,300   Emcor Group, Inc. (c)                                  232,670
        5,000   Granite Construction, Inc.                             117,450
       64,900   Insituform Technologies, Inc., Class A (c)           1,070,850
        7,100   Washington Group International, Inc. (c)               241,187
                                                                 -------------
                                                                     1,662,157
                                                                 -------------
                HEAVY MACHINERY -- 2.3%
       18,700   AGCO Corp. (c) (d)                                     376,618
        7,900   Cognex Corp.                                           223,096
        5,200   Cummins, Inc.                                          254,488
        8,000   IDEX Corp.                                             332,720
       12,800   Kaydon Corp.                                           330,752
        7,900   Lindsay Manufacturing Co.                              199,475
        5,400   Manitowoc Co. (The), Inc.                              168,480
        1,700   NACCO Industries, Inc., Class A                        152,116
       20,100   Sauer-Danfoss, Inc.                                    325,620
       11,600   Wabtec Corp.                                           197,664
                                                                 -------------
                                                                     2,561,029
                                                                 -------------
                HOME CONSTRUCTION, FURNISHINGS &
                APPLIANCES -- 0.6%
       45,610   Champion Enterprises, Inc. (c)                         319,270
       13,200   Furniture Brands International, Inc.                   387,156
                                                                 -------------
                                                                       706,426
                                                                 -------------
                HOUSEHOLD PRODUCTS -- 1.1%
       70,000   Tupperware Corp.                                     1,213,800
                                                                 -------------
                INDUSTRIAL - DIVERSIFIED -- 1.6%
        6,800   Aptargroup, Inc.                                       265,200
       13,800   Crane Co.                                              424,212
        7,200   Harsco Corp.                                           315,504
        8,400   Pentair, Inc.                                          383,880
        8,600   Roper Industries, Inc. (d)                             423,636
                                                                 -------------
                                                                     1,812,432
                                                                 -------------
                INSURANCE -- 2.8%
       13,300   CNA Surety Corp. (c)                                   126,483
       10,000   Endurance Specialty Holdings, Ltd.                     335,500
       10,825   HCC Insurance Holdings, Inc.                           344,235
        7,450   Infinity Property & Casualty Corp.                     246,222

See accompanying notes to financial statements.

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
                INSURANCE -- continued
        8,500   Midland Co. (The)                                $     200,770
       13,000   Ohio Casualty Corp. (c)                                225,680
       21,000   PMI Group (The), Inc.                                  781,830
        7,900   RLI Corp.                                              295,934
       12,100   Scottish Re Group, Ltd.                                251,438
        3,500   Triad Guaranty, Inc. (c)                               176,225
       10,000   USI Holdings Corp. (c)                                 130,500
                                                                 -------------
                                                                     3,114,817
                                                                 -------------
                INTERNET -- 7.0%
      215,490   24/7 Real Media, Inc. (c)                              288,757
       26,975   Akamai Technologies, Inc. (c)                          289,981
       25,125   Ask Jeeves, Inc. (c) (d)                               455,265
        9,780   Checkfree Corp. (c)                                    270,417
       31,200   CNET Networks, Inc. (c)                                212,784
       20,000   E*TRADE Financial Corp. (c)                            253,000
        9,650   Equinix, Inc. (c)                                      272,130
       58,200   Gric Communications, Inc. (c)                          314,280
       57,800   Homestore, Inc. (c)                                    273,394
       29,500   Interland, Inc. (c)                                    192,635
       21,020   Internet Security Systems, Inc. (c)                    395,807
       33,953   Interwoven, Inc. (c)                                   429,166
       11,350   Kintera, Inc. (c)                                      140,740
       25,000   Macromedia, Inc. (c)                                   446,000
        5,400   NetFlix, Inc. (c) (d)                                  295,326
       11,440   Overstock.com, Inc. (c) (d)                            227,198
      188,320   Raindance Communications, Inc. (c)                     517,880
       14,730   Secure Computing Corp. (c)                             263,814
       32,275   SkillSoft PLC (ADR) (c)                                279,179
       38,300   SonicWall, Inc. (c)                                    298,740
       67,275   SupportSoft, Inc. (c)                                  884,666
       33,910   United Online, Inc. (c)                                569,349
       35,000   Valueclick, Inc. (c)                                   317,800
                                                                 -------------
                                                                     7,888,308
                                                                 -------------
                LODGING -- 0.2%
       16,700   Extended Stay America, Inc.                            241,816
                                                                 -------------
                MEDIA - BROADCASTING & PUBLISHING -- 1.1%
       22,650   Gray Television, Inc.                                  342,468
       35,930   XM Satellite Radio Holdings, Inc.,
                Class A (c) (d)                                        947,115
                                                                 -------------
                                                                     1,289,583
                                                                 -------------
                MEDICAL SUPPLIES -- 4.9%
       10,000   Advanced Medical Optics, Inc. (c)                      196,500
        4,800   Bio-Rad Laboratories, Inc., Class A (c)                276,816
       16,020   Biosite, Inc. (c) (d)                                  463,779
       60,000   Conmed Corp. (c)                                     1,428,000
        7,050   Cyberonics, Inc. (c)                                   225,671
       29,500   EPIX Medical, Inc. (c)                                 480,260
       90,000   Hanger Orthopedic Group, Inc. (c)                    1,401,300
       14,650   Kyphon, Inc. (c)                                       363,760
        4,300   Millipore Corp. (c)                                    185,115
       40,000   Oakley, Inc.                                           553,600
                                                                 -------------
                                                                     5,574,801
                                                                 -------------
                METALS -- 1.8%
        6,400   Commercial Metals Co.                                  194,560
        9,500   Gibraltar Steel Corp.                                  238,925
       16,150   Maverick Tube Corp. (c)                                310,888
        8,900   Mueller Industries, Inc. (c)                           305,804
        5,850   Quanex Corp.                                           269,685
       17,860   Steel Dynamics, Inc. (c)                               419,531
       15,800   Timken Co.                                             316,948
                                                                 -------------
                                                                     2,056,341
                                                                 -------------
                OFFICE & BUSINESS EQUIPMENT -- 0.7%
       33,000   Ikon Office Solutions, Inc.                            391,380
        7,600   John H. Harland Co.                                    207,480
        4,500   United Stationers, Inc. (c)                            184,140
                                                                 -------------
                                                                       783,000
                                                                 -------------
                OIL & GAS -- 3.6%
       14,150   CAL Dive International, Inc. (c)                       341,157
       21,115   Evergreen Resources, Inc. (c) (d)                      686,449
       27,000   Hanover Compressor Co. (c)                             301,050
       20,000   Key Energy Services, Inc. (c)                          206,200
        4,900   New Jersey Resources Corp.                             188,699
        2,400   Newfield Exploration Co. (c)                           106,896
        6,100   Northwest Natural Gas Co.                              187,575
       10,850   Southwestern Energy Co. (c)                            259,315
       30,000   St. Mary Land & Exploration Co.                        855,000
       39,060   Superior Energy Services, Inc. (c)                     367,164
        7,300   Tom Brown, Inc. (c)                                    235,425
        3,000   Varco International, Inc. (c)                           61,890
       11,033   XTO Energy, Inc.                                       312,234
                                                                 -------------
                                                                     4,109,054
                                                                 -------------
                PHARMACEUTICALS -- 3.6%
       19,300   Access Pharmaceuticals, Inc. (c)                       101,132
       11,000   Accredo Health, Inc. (c)                               347,710
       13,260   Adolor Corp. (c)                                       265,465
       11,550   Bentley Pharmaceuticals, Inc. (c)                      153,615
       12,100   Bradley Pharmaceuticals, Inc. (c) (d)                  307,703
       19,100   Discovery Laboratories, Inc. (c)                       200,359
      100,600   Durect Corp. (c) (d)                                   259,548
       10,750   Flamel Technologies SA (ADR) (c) (d)                   287,993
       19,350   Impax Laboratories, Inc. (c)                           278,447
       18,750   Ligand Pharmaceuticals, Inc., Class B (c) (d)          275,438
       10,975   Medicines Co. (The) (c) (d)                            323,324
        5,925   MGI Pharma, Inc. (c)                                   243,814
       23,050   Nabi Biopharmaceuticals (c)                            292,966
        7,400   Pharmaceutical Resources, Inc. (c)                     482,110
       10,250   Shire Pharmaceuticals PLC (ADR) (c) (d)                297,763
                                                                 -------------
                                                                     4,117,387
                                                                 -------------
                REAL ESTATE -- 0.4%
       35,000   Trammell Crow Co. (c)                                  463,750

                REITs - DIVERSIFIED -- 0.3%
        5,400   Duke Realty Corp.                                      167,400
        4,700   Liberty Property Trust                                 182,830
                                                                 -------------
                                                                       350,230
                                                                 -------------
                REITs - HOTELS -- 0.4%
       19,500   Host Marriott Corp. (c) (d)                            240,240
        9,900   LaSalle Hotel Properties                               183,645
                                                                 -------------
                                                                       423,885
                                                                 -------------
                REITs - MANUFACTURED HOMES -- 0.1%
        7,800   American Land Lease, Inc.                              155,610
                                                                 -------------
                REITs - MORTGAGE -- 0.2%
        3,680   Redwood Trust, Inc.                                    187,128
                                                                 -------------

                 See accompanying notes to financial statements.

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
                REITs - OFFICE BUILDINGS -- 0.3%
        6,100   Cousins Properties, Inc.                         $     186,660
       11,500   Mission West Properties                                148,925
                                                                 -------------
                                                                       335,585
                                                                 -------------
                REITs - SHOPPING CENTERS -- 0.3%
       10,500   Equity One, Inc.                                       177,240
        3,700   Pan Pacific Retail Properties, Inc.                    176,305
                                                                 -------------
                                                                       353,545
                                                                 -------------
                RESTAURANTS -- 1.3%
       16,600   Benihana, Inc., Class A (c)                            213,310
       13,800   Jack in the Box, Inc. (c)                              294,768
        5,800   Landry's Restaurants, Inc.                             149,176
       14,300   O'Charley's, Inc. (c)                                  256,685
       15,000   Triarc Cos., Inc., Class A                             177,300
       30,000   Triarc Cos., Inc., Class B                             323,400
                                                                 -------------
                                                                     1,414,639
                                                                 -------------
                RETAILERS -- 3.6%
       22,000   Bon-Ton Stores (The), Inc.                             244,200
       16,900   Dillard's, Inc., Class A                               278,174
       11,200   Linens 'n Things, Inc. (c)                             336,896
        8,200   MarineMax, Inc. (c)                                    159,326
        9,800   Neiman-Marcus Group, Inc., Class A (c)                 525,966
       24,620   PC Mall, Inc. (c) (d)                                  397,613
       11,575   Petco Animal Supplies, Inc. (c)                        352,459
       53,900   Shopko Stores, Inc. (c) (d)                            821,975
       14,175   Sports Authority (The), Inc. (c)                       544,320
        9,425   Tractor Supply Co. (c)                                 366,538
                                                                 -------------
                                                                     4,027,467
                                                                 -------------
                SEMICONDUCTORS -- 4.1%
       14,150   Advanced Energy Industries, Inc. (c)                   368,607
       89,500   Bookham Technology PLC (ADR) (c) (d)                   223,750
       28,620   Credence Systems Corp. (c)                             376,639
       17,875   Cypress Semiconductor Corp. (c) (d)                    381,810
        8,500   Exar Corp. (c)                                         145,180
       16,775   Formfactor, Inc. (c)                                   332,145
       27,510   Genus, Inc. (c) (d)                                    165,060
       14,750   Lam Research Corp. (c) (d)                             476,425
       12,300   Lattice Semiconductor Corp. (c)                        119,064
       36,800   Mindspeed Technologies, Inc. (c)                       252,080
       12,660   O2Micro International, Ltd. (c)                        283,584
       36,000   ON Semiconductor Corp. (c)                             232,200
       26,950   Pixelworks, Inc. (c) (d)                               297,528
       12,275   Power Integrations, Inc. (c)                           410,722
       12,000   Richardson Electronics, Ltd.                           147,480
        6,025   Varian Semiconductor Equipment Associates,
                Inc. (c)                                               263,232
       36,250   Vitesse Semiconductor Corp. (c)                        212,788
                                                                 -------------
                                                                     4,688,294
                                                                 -------------
                SOFTWARE -- 6.1%
       45,075   Activision, Inc. (c)                                   820,365
       53,975   Agile Software Corp. (c)                               534,352
       14,675   Altiris, Inc. (c) (d)                                  535,344
       16,200   Aspen Technology, Inc. (c) (d)                         166,212
       60,000   BakBone Software, Inc. (c)                             167,157
       68,500   eFunds Corp. (c)                                     1,188,475
       11,600   EPIQ Systems, Inc. (c)                                 198,708
        7,025   MicroStrategy, Inc., Class A (c) (d)                   368,672
        1,900   Moldflow Corp. (c)                                      21,565
       95,000   MSC.Software Corp. (c) (d)                             897,750
       11,800   NETIQ Corp. (c)                                        156,350
       13,000   Omnicell, Inc. (c)                                     210,600
       38,550   Plato Learning, Inc. (c)                               406,703
       52,020   Roxio, Inc. (c) (d)                                    249,176
       31,100   RSA Security, Inc. (c) (d)                             441,620
       22,500   Sybase, Inc. (c)                                       463,050
       31,100   VitalWorks, Inc. (c)                                   137,462
                                                                 -------------
                                                                     6,963,561
                                                                 -------------
                TELEPHONE SYSTEMS -- 0.4%
       26,025   At Road, Inc. (c)                                      346,132
        6,300   Citizens Communications Co. (c)                         78,246
                                                                 -------------
                                                                       424,378
                                                                 -------------
                TEXTILES, CLOTHING & FABRICS -- 1.4%
       10,200   Albany International Corp., Class A                    345,780
        9,100   Oshkosh B'Gosh, Inc., Class A                          195,286
       69,500   R.G. Barry Corp. (c)                                   305,105
       14,300   Timberland Co. (The), Class A (c)                      744,601
                                                                 -------------
                                                                     1,590,772
                                                                 -------------
                TOYS, GAMES & HOBBIES -- 0.3%
       15,180   RC2 Corp. (c)                                          314,985
                                                                 -------------
                TRANSPORTATION -- 1.7%
        8,000   Arkansas Best Corp.                                    251,120
       12,000   Heartland Express, Inc.                                290,280
       11,800   Kirby Corp. (c)                                        411,584
       18,190   Laidlaw International, Inc. (c)                        251,568
       14,920   Landstar System, Inc. (c)                              567,557
       71,300   Stonepath Group, Inc. (c)                              161,138
            1   Velocity Express Corp. (c)                                   1
                                                                 -------------
                                                                     1,933,248
                                                                 -------------
                Total Common Stocks (Identified Cost
                $92,154,901)                                       109,999,792
                                                                 -------------

                 See accompanying notes to financial statements.

Investments as of December 31, 2003

 PRINCIPAL
  AMOUNT            DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 18.7%
$   3,246,886   Repurchase Agreement with Investors Bank &
                Trust Co. dated 12/31/2003 at 0.75% to be
                repurchased at $3,247,021 on 1/02/2004,
                collateralized by $3,304,533 Federal National
                Mortgage Association Bond, 5.364%, due
                3/01/2028 valued at $3,409,474                   $   3,246,886
      817,814   Bank of Montreal, 1.06%, due 1/15/2004 (e)             817,814
    2,572,521   Bank of Nova Scotia, 1.08%, due 3/03/2004 (e)        2,572,521
    1,143,343   BNP Paribas, 0.97%, due 1/07/2004 (e)                1,143,343
      571,672   BNP Paribas, 1.00%, due 1/21/2004 (e)                  571,672
      571,672   Den Danske Bank, 1.08%, due 1/20/2004 (e)              571,672
    3,144,192   Fleet National Bank, 1.00%, due 1/21/2004 (e)        3,144,192
      228,669   Harris Trust & Savings Bank, 1.05%, due
                1/29/2004 (e)                                          228,669
       66,886   Merrill Lynch Premier Institutional Fund (e)            66,886
    3,658,688   Merrimac Cash Fund, Premium Class (e)                3,658,688
      285,835   Prefco, 1.091%, due 1/16/2004 (e)                      285,835
    1,715,015   Royal Bank of Scotland, 1.08%, due 1/15/2004 (e)     1,715,015
      571,672   Sheffiled Receivables Corp., 1.081%, due
                1/28/2004 (e)                                          571,672
      285,835   Sheffiled Receivables Corp., 1.091%, due               285,835
                1/06/2004 (e)
    1,143,343   Southtrust Bank, 1.08%, due 1/16/2004 (e)            1,143,343
    1,143,343   The Bank of the West, 1.075%, due
                1/14/2004 (e)                                        1,143,343
                                                                 -------------
                Total Short Term Investments (Identified
                Cost $21,167,386)                                   21,167,386
                                                                 -------------
                Total Investments -- 115.9%
                (Identified Cost $113,322,287) (b)                 131,167,178
                Other assets less liabilities                      (18,021,239)
                                                                 -------------
                Total Net Assets -- 100%                         $ 113,145,939
                                                                 =============

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At December 31, 2003, the net unrealized appreciation on
     investments based on cost of $113,751,591 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost          $  22,391,881
     Aggregate gross unrealized depreciation for all investments
     in which there is an excess of tax cost over value             (4,976,294)
                                                                 -------------
     Net unrealized appreciation                                 $  17,415,587
                                                                 =============

     At December 31, 2003, the Fund had a capital loss carryover of approximately $61,631,063 of which $34,341,113 expires on December 31, 2009 and $27,289,950 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     For the year ended December 31, 2003, the Fund has elected to defer $0 of capital losses and $547 of foreign currency losses attributable to Post-October losses.

     At December 31, 2003, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.

(c)  Non-income producing security.
(d) All or a portion of this security was on loan to brokers at December 31, 2003.
(e)  Represents investments of securities lending collateral.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs Real Estate Investment Trusts

                 See accompanying notes to financial statements.

                   STAR VALUE FUND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
COMMON STOCKS -- 96.6% OF TOTAL NET ASSETS
                ADVERTISING -- 0.4%
       36,800   Interpublic Group of Cos. (The), Inc. (c) (d)    $     574,080
                                                                 -------------
                AEROSPACE & DEFENSE -- 2.2%
        8,700   General Dynamics Corp.                                 786,393
       25,000   Honeywell International, Inc.                          835,750
        9,700   Northrop Grumman Corp. (d)                             927,320
       20,400   Rockwell Collins, Inc.                                 612,612
                                                                 -------------
                                                                     3,162,075
                                                                 -------------
                AIRLINES -- 0.0%
        4,200   ExpressJet Holdings, Inc. (c)                           63,000
                                                                 -------------
                APPAREL RETAILERS -- 3.1%
       19,600   Claire's Stores, Inc.                                  369,264
      148,800   Gap (The), Inc. (d)                                  3,453,648
       20,050   J.C. Penny Co. Inc.                                    526,914
                                                                 -------------
                                                                     4,349,826
                                                                 -------------
                AUTOMOTIVE -- 0.4%
       19,000   United Auto Group, Inc.                                594,700
                                                                 -------------
                BANKING -- 9.5%
       22,325   Bank of America Corp.                                1,795,600
       11,600   Banknorth Group, Inc.                                  377,348
        9,250   Charter One Financial, Inc.                            319,587
        8,400   Cullen/Frost Bankers, Inc.                             340,788
        2,600   Fifth Third Bancorp                                    153,660
       14,000   Greater Bay Bancorp                                    398,720
        1,900   Hudson United Bancorp                                   70,205
       19,625   Mellon Financial Corp.                                 630,159
       12,000   National City Corp.                                    407,280
        8,125   PNC Financial Services Group                           444,681
      100,000   Sovereign Bancorp, Inc.                              2,375,000
        5,850   Suntrust Banks, Inc.                                   418,275
       43,400   U.S. Bancorp                                         1,292,452
        8,900   Wachovia Corp.                                         414,651
       79,400   Washington Mutual, Inc.                              3,185,528
       16,000   Wells Fargo & Co.                                      942,240
                                                                 -------------
                                                                    13,566,174
                                                                 -------------
                BEVERAGES, FOOD & TOBACCO -- 5.2%
       17,800   Altria Group, Inc.                                     968,676
       23,950   Anheuser-Busch Cos., Inc.                            1,261,686
        3,300   Brown-Forman Corp., Class B                            308,385
       17,200   Coca-Cola Co. (The)                                    872,900
        6,800   General Mills, Inc.                                    308,040
       10,000   Kellogg Co.                                            380,800
       70,000   Pepsi Bottling Group, Inc.                           1,692,600
       34,500   PepsiAmericas, Inc.                                    590,640
       13,500   PepsiCo, Inc.                                          629,370
       11,800   SUPERVALU, Inc.                                        337,362
                                                                 -------------
                                                                     7,350,459
                                                                 -------------
                BIOTECHNOLOGY -- 0.4%
        7,900   Amgen, Inc. (c)                                        488,220
        1,700   Invitrogen Corp. (c) (d)                               119,000
                                                                 -------------
                                                                       607,220
                                                                 -------------
                BUILDING MATERIALS -- 1.3%
        1,600   Home Depot, Inc.                                        56,784
       64,750   Masco Corp.                                          1,774,797
                                                                 -------------
                                                                     1,831,581
                                                                 -------------
                CHEMICALS -- 0.8%
       12,200   Engelhard Corp.                                        365,390
       22,000   Praxair, Inc.                                          840,400
                                                                 -------------
                                                                     1,205,790
                                                                 -------------
                COMMERCIAL SERVICES -- 2.3%
       14,225   Accenture, Ltd., Class A (c)                           374,402
        8,500   AMN Healthcare Services, Inc. (c)                      145,860
      110,500   Cendant Corp. (c)                                    2,460,835
        7,800   Rent-A-Center, Inc. (c)                                233,064
                                                                 -------------
                                                                     3,214,161
                                                                 -------------
                COMMUNICATIONS -- 1.6%
        3,300   Advanced Fibre Communications, Inc. (c)                 66,495
        4,100   Andrew Corp. (c)                                        47,191
        5,300   Black Box Corp.                                        244,171
       59,100   Cisco Systems, Inc. (c)                              1,435,539
       22,475   Motorola, Inc.                                         316,223
        3,900   Scientific-Atlanta, Inc.                               106,470
                                                                 -------------
                                                                     2,216,089
                                                                 -------------
                COMPUTERS -- 2.7%
       18,550   Apple Computer, Inc. (c)                               396,413
       10,300   DST Systems, Inc. (c)                                  430,128
       21,600   Electronic Data Systems Corp. (d)                      530,064
       23,000   Hewlett-Packard Co.                                    528,310
        3,700   International Business Machines Corp.                  342,916
       24,100   Reynolds & Reynolds Co. (The), Class A                 700,105
       26,400   SunGard Data Systems, Inc. (c)                         731,544
        6,100   VERITAS Software Corp. (c)                             226,676
                                                                 -------------
                                                                     3,886,156
                                                                 -------------
                COSMETICS & PERSONAL CARE -- 0.9%
       10,500   Colgate-Palmolive Co.                                  525,525
        2,200   Gillette Co. (The)                                      80,806
        6,100   Procter & Gamble Co.                                   609,268
                                                                 -------------
                                                                     1,215,599
                                                                 -------------
                ELECTRIC UTILITIES -- 2.4%
       13,675   Constellation Energy Group, Inc.                       535,513
       12,200   Exelon Corp.                                           809,592
       21,225   FirstEnergy Corp.                                      747,120
       14,200   Public Service Enterprise Group, Inc.                  621,960
       21,500   Wisconsin Energy Corp.                                 719,175
                                                                 -------------
                                                                     3,433,360
                                                                 -------------
                ELECTRICAL EQUIPMENT -- 0.3%
        5,000   Energizer Holdings, Inc. (c)                           187,800
        5,200   Hubbell, Inc., Class B                                 229,320
                                                                 -------------
                                                                       417,120
                                                                 -------------
                ELECTRONICS -- 1.6%
        6,300   Rofin-Sinar Technologies, Inc. (c)                     217,728
       62,900   Waters Corp. (c)                                     2,085,764
                                                                 -------------
                                                                     2,303,492
                                                                 -------------
                ENTERTAINMENT & LEISURE -- 2.5%
       65,000   Carnival Corp.                                       2,582,450
       22,400   Mandalay Resort Group                                1,001,728
                                                                 -------------
                                                                     3,584,178
                                                                 -------------
                ENVIRONMENTAL CONTROL -- 2.4%
       74,100   Allied Waste Industries, Inc. (c) (d)                1,028,508
       80,000   Waste Management, Inc.                               2,368,000
                                                                 -------------
                                                                     3,396,508
                                                                 -------------
                FINANCIAL SERVICES -- 8.1%
       30,800   American Express Co.                                 1,485,484
       50,033   Citigroup, Inc.                                      2,428,602
       13,950   Doral Financial Corp.                                  450,306
       16,700   Fannie Mae                                           1,253,502
       18,775   Freddie Mac                                          1,094,958
       48,100   J.P. Morgan Chase & Co.                              1,766,713
       15,500   LaBranche & Co., Inc. (d)                              180,885

See accompanying notes to financial statements.

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
                FINANCIAL SERVICES -- continued
       11,200   Lehman Brothers Holdings, Inc. (d)               $     864,864
        7,500   Merrill Lynch & Co., Inc.                              439,875
       32,100   New Century Financial Corp. (d)                      1,273,407
        5,600   WFS Financial, Inc. (c)                                237,776
                                                                 -------------
                                                                    11,476,372
                                                                 -------------
                FOREST PRODUCTS & PAPER -- 0.6%
       10,050   International Paper Co.                                433,255
       31,600   Sappi, Ltd. (ADR)                                      431,972
                                                                 -------------
                                                                       865,227
                                                                 -------------
                HEALTH CARE PROVIDERS -- 2.3%
        3,500   Anthem, Inc. (c) (d)                                   262,500
       10,000   HCA, Inc.                                              429,600
       11,900   Pediatrix Medical Group, Inc. (c)                      655,571
       10,600   Tenet Healthcare Corp. (c)                             170,130
       25,500   Triad Hospitals, Inc. (c)                              848,385
        2,600   UnitedHealth Group, Inc.                               151,268
       12,300   Universal Health Services, Inc., Class B (d)           660,756
        1,600   WellPoint Health Networks, Inc. (c)                    155,184
                                                                 -------------
                                                                     3,333,394
                                                                 -------------
                HEALTHCARE-SERVICES -- 1.1%
       22,400   Laboratory Corp. of America Holdings (c)               827,680
       20,775   McKesson Corp.                                         668,124
                                                                 -------------
                                                                     1,495,804
                                                                 -------------
                HEAVY MACHINERY -- 0.2%
        8,300   Terex Corp. (c)                                        236,384
                                                                 -------------
                HOUSEHOLD PRODUCTS -- 0.6%
       10,400   Johnson & Johnson                                      537,264
       11,200   Yankee Candle Co. (The), Inc. (c) (d)                  306,096
                                                                 -------------
                                                                       843,360
                                                                 -------------
                INDUSTRIAL - DIVERSIFIED -- 1.4%
       34,500   General Electric Co.                                 1,068,810
       36,000   Tyco International, Ltd.                               954,000
                                                                 -------------
                                                                     2,022,810
                                                                 -------------
                INSURANCE -- 4.9%
       28,800   ACE, Ltd.                                            1,192,896
       21,925   Allstate Corp. (The)                                   943,213
        9,900   AMBAC Financial Group, Inc.                            686,961
       11,360   American International Group, Inc.                     752,941
          300   Berkshire Hathaway, Inc., Class B (c)                  844,500
        8,000   MGIC Investment Corp.                                  455,520
       19,200   Radian Group, Inc.                                     936,000
        5,300   Torchmark Corp.                                        241,362
       57,500   UnumProvident Corp.                                    906,775
                                                                 -------------
                                                                     6,960,168
                                                                 -------------
                INTERNET -- 0.1%
        8,700   Earthlink, Inc. (c)                                     87,000
                                                                 -------------
                INVESTMENT COMPANIES -- 2.2%
       54,200   iShares Russell 1000 Value Index Fund (d)            3,163,654
                                                                 -------------
                LODGING -- 1.0%
       10,000   MGM MIRAGE (c)                                         376,100
       30,000   Starwood Hotels & Resorts Worldwide, Inc.            1,079,100
                                                                 -------------
                                                                     1,455,200
                                                                 -------------
                MEDIA - BROADCASTING & PUBLISHING -- 6.7%
       11,000   British Sky Broadcasting Group PLC (ADR) (c)           560,340
       14,400   Clear Channel Communications, Inc.                     674,352
       32,167   Hughes Electronics Corp. (c)                           532,364
        4,950   Knight-Ridder, Inc.                                    382,981
      200,000   Liberty Media Corp., Class A (c)                     2,378,000
       13,950   McGraw-Hill Cos. (The), Inc.                           975,384
      176,625   Time Warner, Inc. (c)                                3,177,484
        8,675   Tribune Co. (d)                                        447,630
       10,225   Viacom, Inc., Class B                                  453,786
                                                                 -------------
                                                                     9,582,321
                                                                 -------------
                MEDICAL SUPPLIES -- 2.2%
       23,050   Baxter International, Inc.                             703,486
        7,400   Boston Scientific Corp. (c)                            272,024
        7,600   Dade Behring Holdings, Inc. (c)                        271,624
       31,600   Guidant Corp.                                        1,902,320
                                                                 -------------
                                                                     3,149,454
                                                                 -------------
                MINING -- 0.0%
        1,600   Freeport-McMoran Copper & Gold, Inc.,
                Class B (d)                                             67,408
                                                                 -------------
                OIL & GAS -- 5.1%
       21,350   BP PLC (ADR)                                         1,053,623
       15,350   ChevronTexaco Corp.                                  1,326,087
        6,875   ConocoPhillips                                         450,794
        5,100   EOG Resources, Inc.                                    235,467
       10,900   Equitable Resources, Inc.                              467,828
       31,150   Exxon Mobil Corp.                                    1,277,150
       18,375   GlobalSantaFe Corp.                                    456,251
       18,425   Halliburton Co.                                        479,050
          100   Houston Exploration Co. (c)                              3,652
       15,800   Kerr-McGee Corp.                                       734,542
       15,300   Ultra Petroleum Corp. (c)                              376,686
       12,400   XTO Energy, Inc.                                       350,920
                                                                 -------------
                                                                     7,212,050
                                                                 -------------
                PHARMACEUTICALS -- 3.9%
       25,275   Abbott Laboratories                                  1,177,815
       15,300   Bristol-Myers Squibb Co.                               437,580
        1,100   Cardinal Health, Inc.                                   67,276
       30,300   Merck & Co., Inc.                                    1,399,860
       10,200   Mylan Labratories, Inc.                                257,652
       63,117   Pfizer, Inc.                                         2,229,924
                                                                 -------------
                                                                     5,570,107
                                                                 -------------
                REITs - MALLS -- 0.4%
       13,000   Simon Property Group, Inc.                             602,420
                                                                 -------------
                REITs - OFFICE BUILDINGS -- 0.2%
        4,100   Equity Office Properties Trust                         117,465
        4,100   Reckson Associates Realty Corp.                         99,630
                                                                 -------------
                                                                       217,095
                                                                 -------------
                RESTAURANTS -- 2.7%
        3,100   CBRL Group, Inc.                                       118,606
       19,425   Darden Restaurants, Inc. (d)                           408,702
       34,500   McDonald's Corp.                                       856,635
       70,000   Yum! Brands, Inc. (c)                                2,408,000
                                                                 -------------
                                                                     3,791,943
                                                                 -------------
                RETAILERS -- 6.3%
       25,000   Best Buy Co., Inc.                                   1,306,000
       60,000   Costco Wholesale Corp. (c) (d)                       2,230,800
       19,800   CVS Corp.                                              715,176
       10,600   Federated Department Stores                            499,578
        7,900   Finlay Enterprises, Inc. (c)                           111,627

                 See accompanying notes to financial statements.

Investments as of December 31, 2003

   SHARES           DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
                RETAILERS -- continued
       16,100   May Department Stores Co. (The) (d)              $     468,027
       12,600   PEP Boys-Manny, Moe & Jack Corp.                       288,162
       17,800   RadioShack Corp.                                       546,104
       19,300   Regis Corp.                                            762,736
        6,400   Rex Stores Corp. (c)                                    90,624
       35,000   Tiffany & Co.                                        1,582,000
       18,600   TJX Cos., Inc.                                         410,130
                                                                 -------------
                                                                     9,010,964
                                                                 -------------
                SEMICONDUCTORS -- 1.3%
       45,100   Intel Corp.                                          1,452,220
        6,100   QLogic Corp. (c)                                       314,760
        5,200   Texas Instruments, Inc.                                152,776
                                                                 -------------
                                                                     1,919,756
                                                                 -------------
                SOFTWARE -- 2.4%
        3,800   BMC Software, Inc. (c)                                  70,870
       44,000   First Data Corp.                                     1,807,960
        6,400   IMS Health, Inc.                                       159,104
       42,700   Microsoft Corp.                                      1,175,958
        4,100   Oracle Corp. (c)                                        54,120
        8,100   Siebel Systems, Inc. (c)                               112,347
                                                                 -------------
                                                                     3,380,359
                                                                 -------------
                TELEPHONE SYSTEMS -- 2.5%
        3,900   Alltel Corp.                                           181,662
       25,125   BellSouth Corp.                                        711,038
       41,100   SBC Communications, Inc.                             1,071,477
       35,400   Sprint Corp. (FON Group)                               581,268
       30,700   Verizon Communications, Inc.                         1,076,956
                                                                 -------------
                                                                     3,622,401
                                                                 -------------
                TEXTILES, CLOTHING & FABRICS -- 0.1%
        1,600   Timberland Co. (The), Class A (c)                       83,312
                                                                 -------------
                TOYS, GAMES & HOBBIES -- 0.3%
       17,975   Hasbro, Inc.                                           382,508
                                                                 -------------
                Total Common Stocks (Identified Cost
                $108,127,646)                                      137,503,039
                                                                 -------------

 PRINCIPAL
  AMOUNT            DESCRIPTION                                    VALUE (a)
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 13.8%
$   5,206,616   Repurchase Agreement with Investors Bank &
                Trust Co. dated 12/31/2003 at 0.75% to be
                repurchased at $5,206,833 on 1/02/2004,
                collateralized by $5,278,883 Federal National
                Mortgage Association Bond, 3.62%, due
                10/01/2029 valued at $5,467,056                  $   5,206,616
      661,407   Bank of Montreal, 1.06%, due 1/15/2004 (e)             661,407
    2,080,526   Bank of Nova Scotia, 1.08%, due 3/03/2004 (e)        2,080,526
      924,678   BNP Paribas, 0.97%, due 1/07/2004 (e)                  924,678
      462,339   BNP Paribas, 1.00%, due 1/21/2004 (e)                  462,339
      462,339   Den Danske Bank, 1.08%, due 1/20/2004 (e)              462,339
    2,542,861   Fleet National Bank, 1.00%, due 1/21/2004 (e)        2,542,861
      184,936   Harris Trust & Savings Bank, 1.05%, due
                1/29/2004 (e)                                          184,936
       54,093   Merrill Lynch Premier Institutional Fund (e)            54,093
    2,958,969   Merrimac Cash Fund, Premium Class (e)                2,958,969
      231,170   Prefco, 1.091%, due 1/16/2004 (e)                      231,170
    1,387,017   Royal Bank of Scotland, 1.08%, due 1/15/2004 (e)     1,387,017
      462,339   Sheffiled Receivables Corp., 1.081%, due
                1/28/2004 (e)                                          462,339
      231,170   Sheffiled Receivables Corp., 1.091%, due
                1/06/2004 (e)                                          231,170
      924,678   Southtrust Bank, 1.08%, due 1/16/2004 (e)              924,678
      924,678   The Bank of the West, 1.075%, due 1/14/2004 (e)        924,678
                                                                 -------------
                Total Short Term Investments (Identified
                Cost $19,699,816)                                   19,699,816
                                                                 -------------
                Total Investments -- 110.4%
                (Identified Cost $127,827,462) (b)                 157,202,855
                Other assets less liabilities                      (14,811,560)
                                                                 -------------
                Total Net Assets-- 100%                          $ 142,391,295
                                                                 =============

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At December 31, 2003, the net unrealized appreciation on investments based on cost of $128,589,054 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value over tax
     cost                                                        $  29,261,865
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax
     cost over value                                                  (648,064)
                                                                 -------------
     Net unrealized appreciation                                 $  28,613,801
                                                                 =============

     At December 31, 2003, the Fund had a capital loss carryover of approximately $8,546,616 of which $3,883,779 expires on December 31, 2008 and $4,662,837 expires on December 31, 2010.
     These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     At December 31, 2003, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.

(c)  Non-income producing security.
(d) All or a portion of this security was on loan to brokers at December 31, 2003.
(e)  Represents investments of securities lending collateral.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs Real Estate Investment Trusts

See accompanying notes to financial statements.

                       STATEMENTS OF ASSETS & LIABILITIES

December 31, 2003

                                                                            STAR ADVISERS       STAR GROWTH    STAR INTERNATIONAL
                                                                                FUND               FUND               FUND
                                                                           ---------------    ---------------  ------------------
ASSETS
  Investments at cost                                                      $   690,815,176    $    64,922,679    $   110,536,225
  Net unrealized appreciation                                                  143,623,359          7,883,057         29,001,064
                                                                           ---------------    ---------------    ---------------
    Investments at value                                                       834,438,535         72,805,736        139,537,289
  Cash                                                                                  --                 --                 --
  Foreign cash at value (identified cost $49)                                           --                 --                 49
  Receivable for Fund shares sold                                                  296,856             21,028             60,992
  Receivable for securities sold                                                 1,281,541            865,400            488,683
  Dividends and interest receivable                                                557,377             38,290            142,149
  Tax reclaims receivable                                                            6,794                 16             48,574
  Receivable from investment adviser                                                    --            131,695                 --
  Securities lending income receivable                                              10,617              1,948              2,224
                                                                           ---------------    ---------------    ---------------
    TOTAL ASSETS                                                               836,591,720         73,864,113        140,279,960
                                                                           ---------------    ---------------    ---------------
LIABILITIES
  Collateral on securities loaned, at value                                     94,674,594          8,256,046          6,772,482
  Payable for securities purchased                                               3,049,621            627,991            303,645
  Payable for Fund shares redeemed                                               1,944,492             86,922            193,580
  Payable to custodian bank                                                             --                 --             51,343
  Management fees payable                                                          644,978            158,532            109,030
  Deferred Trustees' fees                                                          225,285              6,706             51,289
  Transfer agent fees payable                                                      299,338             41,439             67,011
  Accounting and administrative fees payable                                        40,203              3,518              8,597
  Other accounts payable and accrued expenses                                      157,156             86,850            107,646
                                                                           ---------------    ---------------    ---------------
    TOTAL LIABILITIES                                                          101,035,667          9,268,004          7,664,623
                                                                           ---------------    ---------------    ---------------
NET ASSETS                                                                 $   735,556,053    $    64,596,109    $   132,615,337
                                                                           ===============    ===============    ===============
NET ASSETS CONSIST OF:
  Paid in capital                                                          $   911,894,573       $ 247,829,74    $   139,151,364
  Undistributed (overdistributed) net investment income (loss)                       1,210             (7,025)          (280,247)
  Accumulated net realized gain (loss) on investments                         (319,964,188)      (191,109,670)       (35,264,409)
  Net unrealized appreciation (depreciation) of investments                    143,624,458          7,883,057         29,008,629
                                                                           ---------------    ---------------    ---------------
    NET ASSETS                                                             $   735,556,053    $    64,596,109    $   132,615,337
                                                                           ===============    ===============    ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
  CLASS A SHARES:
    Net assets                                                             $   354,755,055    $    29,826,868    $    59,761,868
                                                                           ===============    ===============    ===============
    Shares of beneficial interest                                               21,363,242          3,695,225          3,966,617
                                                                           ===============    ===============    ===============
    Net asset value and redemption price per share                         $         16.61    $          8.07    $         15.07
                                                                           ===============    ===============    ===============
    Offering price per share                                               $         17.62    $          8.56    $         15.99
                                                                           ===============    ===============    ===============
  Class B shares: (redemption price is equal to net asset
   value less any applicable contingent deferred sales charges)
    Net assets                                                             $   272,533,007    $    30,795,145    $    60,296,369
                                                                           ===============    ===============    ===============
    Shares of beneficial interest                                               18,094,335          3,932,500          4,289,914
                                                                           ===============    ===============    ===============
    Net asset value and offering price per share                           $         15.06    $          7.83    $         14.06
                                                                           ===============    ===============    ===============
  Class C shares: (redemption price is equal to net asset
   value less any applicable contingent deferred sales charges)
    Net assets                                                             $    60,782,700    $     3,974,096    $    12,557,100
                                                                           ===============    ===============    ===============
    Shares of beneficial interest                                                4,031,678            507,157            893,061
                                                                           ===============    ===============    ===============
    Net asset value per share                                              $         15.08    $          7.84    $         14.06
                                                                           ===============    ===============    ===============
    Offering price per share                                               $         15.23    $          7.92    $         14.20
                                                                           ===============    ===============    ===============
  CLASS Y SHARES:
    Net assets                                                             $    47,485,291    $            --    $            --
                                                                           ===============    ===============    ===============
    Shares of beneficial interest                                                2,719,596                 --                 --
                                                                           ===============    ===============    ===============
    Net asset value, offering and redemption price per share               $         17.46    $            --    $            --
                                                                           ===============    ===============    ===============

                                                                           STAR SMALL CAP       STAR VALUE
                                                                                FUND               FUND
                                                                           ---------------    ---------------
ASSETS
  Investments at cost                                                      $   113,322,287    $   127,827,462
  Net unrealized appreciation                                                   17,844,891         29,375,393
                                                                           ---------------    ---------------
    Investments at value                                                       131,167,178        157,202,855
  Cash                                                                                  --                528
  Foreign cash at value (identified cost $49)                                           --
  Receivable for Fund shares sold                                                   65,668             61,638
  Receivable for securities sold                                                 1,399,149            410,231
  Dividends and interest receivable                                                 55,263            145,998
  Tax reclaims receivable                                                               30                 --
  Receivable from investment adviser                                                    --                 --
  Securities lending income receivable                                               4,892              1,552
                                                                           ---------------    ---------------
    TOTAL ASSETS                                                               132,692,180        157,822,802
                                                                           ---------------    ---------------
LIABILITIES
  Collateral on securities loaned, at value                                     17,920,500         14,493,200
  Payable for securities purchased                                                 930,270            399,136
  Payable for Fund shares redeemed                                                 378,576            189,531
  Payable to custodian bank                                                             --                 --
  Management fees payable                                                           99,672             88,722
  Deferred Trustees' fees                                                           56,087            121,795
  Transfer agent fees payable                                                       61,616             56,964
  Accounting and administrative fees payable                                         6,209              7,632
  Other accounts payable and accrued expenses                                       93,311             74,527
                                                                           ---------------    ---------------
    TOTAL LIABILITIES                                                           19,546,241         15,431,507
                                                                           ---------------    ---------------
NET ASSETS                                                                 $   113,145,939    $   142,391,295
                                                                           ===============    ===============
NET ASSETS CONSIST OF:
  Paid in capital                                                          $   157,418,049    $   122,445,905
  Undistributed (overdistributed) net investment income (loss)                     (40,406)          (120,827)
  Accumulated net realized gain (loss) on investments                          (62,076,595)        (9,309,176)
  Net unrealized appreciation (depreciation) of investments                     17,844,891         29,375,393
                                                                           ---------------    ---------------
    NET ASSETS                                                             $    113,145,93    $   142,391,295
                                                                           ===============    ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
  CLASS A SHARES:
    Net assets                                                             $    45,441,591    $   110,228,125
                                                                           ===============    ===============
    Shares of beneficial interest                                                3,260,816         13,516,016
                                                                           ===============    ===============
    Net asset value and redemption price per share                         $         13.94    $          8.16
                                                                           ===============    ===============
    Offering price per share                                               $         14.79    $          8.66
                                                                           ===============    ===============
  Class B shares: (redemption price is equal to net asset
   value less any applicable contingent deferred sales charges)
    Net assets                                                             $    55,662,075    $    30,028,874
                                                                           ===============    ===============
    Shares of beneficial interest                                                4,254,444          3,964,938
                                                                           ===============    ===============
    Net asset value and offering price per share                           $         13.08    $          7.57
                                                                           ===============    ===============
  Class C shares: (redemption price is equal to net asset
   value less any applicable contingent deferred sales charges)
    Net assets                                                             $    12,042,273    $     2,134,296
                                                                           ===============    ===============
    Shares of beneficial interest                                                  919,936            281,799
                                                                           ===============    ===============
    Net asset value per share                                              $         13.09    $          7.57
                                                                           ===============    ===============
    Offering price per share                                               $         13.22    $          7.65
                                                                           ===============    ===============
  CLASS Y SHARES:
    Net assets                                                             $            --    $            --
                                                                           ===============    ===============
    Shares of beneficial interest                                                       --                 --
                                                                           ===============    ===============
    Net asset value, offering and redemption price per share               $            --    $            --
                                                                           ===============    ===============

                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2003

                                                                            STAR ADVISERS       STAR GROWTH    STAR INTERNATIONAL
                                                                                 FUND              FUND               FUND
                                                                           ---------------    ---------------  ------------------
INVESTMENT INCOME
  Dividends                                                                $     6,724,402    $       330,279    $     2,443,952
  Interest                                                                          41,619              2,942             12,769
  Securities lending income                                                        128,396             22,249             13,098
  Less net foreign taxes withheld                                                  (12,417)            (1,175)          (251,444)
                                                                           ---------------    ---------------    ---------------
                                                                                 6,882,000            354,295          2,218,375
                                                                           ---------------    ---------------    ---------------
  Expenses
    Management fees                                                              6,983,843            565,908          1,202,155
    Service fees - Class A                                                         755,397             65,984            127,754
    Service and distribution fees - Class B                                      2,664,089            264,726            526,726
    Service and distribution fees - Class C                                        552,856             35,580            107,164
    Trustees' fees and expenses                                                    111,470             14,527             30,703
    Accounting and administrative                                                  509,918             43,134             89,230
    Custodian                                                                      161,070            164,885            233,526
    Transfer agent fees - Class A, Class B, Class C                              3,138,036            415,660            625,512
    Transfer agent fees - Class Y                                                   44,609                166                 --
    Audit and tax services                                                          52,163             38,767             50,618
    Legal                                                                           63,503             11,552             13,740
    Shareholder reporting                                                          170,164             59,450             56,376
    Registration                                                                    62,531             41,926             44,260
    Miscellaneous                                                                   96,750             17,431             27,397
                                                                           ---------------    ---------------    ---------------
  Total expenses before reductions                                              15,366,399          1,739,696          3,135,161
                                                                           ---------------    ---------------    ---------------
    Less reimbursement/waiver                                                           --           (665,933)           (25,444)
    Less reductions                                                                (82,654)           (38,972)           (31,300)
                                                                           ---------------    ---------------    ---------------
  Net expenses                                                                  15,283,745          1,034,791          3,078,417
                                                                           ---------------    ---------------    ---------------
  Net investment income (loss)                                                  (8,401,745)          (680,496)          (860,042)
                                                                           ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
    Investments - net (a)                                                       17,260,447          5,549,310          4,436,510
    Foreign currency transactions - net                                            (17,020)              (340)          (327,992)
  Change in unrealized appreciation
   (depreciation) on:
    Investments - net                                                          182,792,573         13,403,693         34,854,848
    Foreign currency transactions - net                                                867                 --             (8,212)
                                                                           ---------------    ---------------    ---------------
  Net realized and unrealized gain (loss)
   on investments and foreign currency transactions                            200,036,867         18,952,663         38,955,154
                                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                 $   191,635,122    $    18,272,167    $    38,095,112
                                                                           ===============    ===============    ===============

                                                                           STAR SMALL CAP       STAR VALUE
                                                                                 FUND              FUND
                                                                           ---------------    ---------------
INVESTMENT INCOME
  Dividends                                                                $       539,838    $     2,073,738
  Interest                                                                           8,564             16,837
  Securities lending income                                                         66,199             10,443
  Less net foreign taxes withheld                                                     (199)            (2,593)
                                                                           ---------------    ---------------
                                                                                   614,402          2,098,425
                                                                           ---------------    ---------------
  Expenses
    Management fees                                                              1,035,975            977,007
    Service fees - Class A                                                          98,823            251,912
    Service and distribution fees - Class B                                        482,882            275,729
    Service and distribution fees - Class C                                        108,471             19,300
    Trustees' fees and expenses                                                     30,845             50,536
    Accounting and administrative                                                   75,057            100,229
    Custodian                                                                      156,246             79,260
    Transfer agent fees - Class A, Class B, Class C                                566,231            659,745
    Transfer agent fees - Class Y                                                       --                 --
    Audit and tax services                                                          47,339             38,900
    Legal                                                                           12,710             17,700
    Shareholder reporting                                                           65,334             50,849
    Registration                                                                    36,397             34,533
    Miscellaneous                                                                   25,243             24,185
                                                                           ---------------    ---------------
  Total expenses before reductions                                               2,741,553          2,579,885
                                                                           ---------------    ---------------
    Less reimbursement/waiver                                                           --                 --
    Less reductions                                                                (20,251)           (62,982)
                                                                           ---------------    ---------------
  Net expenses                                                                   2,721,302          2,516,903
                                                                           ---------------    ---------------
  Net investment income (loss)                                                  (2,106,900)          (418,478)
                                                                           ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
    Investments - net (a)                                                       11,599,300          4,594,089
    Foreign currency transactions - net                                               (586)                --
  Change in unrealized appreciation
   (depreciation) on:
    Investments - net                                                           22,419,975         31,376,271
    Foreign currency transactions - net                                                 --                 --
                                                                           ---------------    ---------------
  Net realized and unrealized gain (loss)
   on investments and foreign currency transactions                             34,018,689         35,970,360
                                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                 $    31,911,789    $    35,551,882
                                                                           ===============    ===============

(a) Net of foreign tax expense for Star International Fund of $4,065.

                 See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                     STAR ADVISERS FUND                  STAR GROWTH FUND
                                                              --------------------------------    -------------------------------
                                                                YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                                DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                                   2003             2002              2003             2002
                                                              --------------    --------------    --------------   --------------
FROM OPERATIONS:
  Net investment income (loss)                                $   (8,401,745)   $   (9,416,658)   $     (680,496)  $   (1,036,442)
  Net realized gain (loss) on investments and
   foreign currency transactions                                  17,243,427       (70,960,149)        5,548,970      (20,713,105)
  Net change in unrealized appreciation (depreciation) of
   investments and foreign currency transactions                 182,793,440      (128,832,375)       13,403,693      (12,306,666)
                                                              --------------    --------------    --------------   --------------
  Increase (decrease) in net assets resulting from operations    191,635,122      (209,209,182)       18,272,167      (34,056,213)
                                                              --------------    --------------    --------------   --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class A                                                               --                --                --               --
    Class B                                                               --                --                --               --
    Class C                                                               --                --                --               --
                                                              --------------    --------------    --------------   --------------
                                                                          --                --                --               --
                                                              --------------    --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
    DERIVED FROM CAPITAL SHARE TRANSACTIONS                      (99,821,845)     (171,282,496)       (7,766,186)     (27,361,536)
                                                              --------------    --------------    --------------   --------------
    Total increase (decrease) in net assets                       91,813,277      (380,491,678)       10,505,981      (61,417,749)

NET ASSETS
  Beginning of period                                            643,742,776     1,024,234,454        54,090,128      115,507,877
                                                              --------------    --------------    --------------   --------------
  End of period                                               $  735,556,053    $  643,742,776    $   64,596,109   $   54,090,128
                                                              ==============    ==============    ==============   ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)  $        1,210    $      (79,013)   $       (7,025)  $       (2,811)
                                                              ==============    ==============    ==============   ==============

                 See accompanying notes to financial statements.

                                                                  STAR INTERNATIONAL FUND              STAR SMALL CAP FUND
                                                              --------------------------------    -------------------------------
                                                                YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                                DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                                   2003              2002              2003             2002
                                                              --------------    --------------    --------------   --------------
FROM OPERATIONS:
  Net investment income (loss)                                $     (860,042)   $   (1,258,827)   $   (2,106,900)  $   (2,824,094)
  Net realized gain (loss) on investments and
   foreign currency transactions                                   4,108,518        (9,743,900)       11,598,714      (29,898,159)
  Net change in unrealized appreciation (depreciation) of
   investments and foreign currency transactions                  34,846,636       (14,423,124)       22,419,975      (17,537,838)
                                                              --------------    --------------    --------------   --------------
  Increase (decrease) in net assets resulting from operations     38,095,112       (25,425,851)       31,911,789      (50,260,091)
                                                              --------------    --------------    --------------   --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class A                                                               --          (253,247)               --               --
    Class B                                                               --          (301,693)               --               --
    Class C                                                               --           (61,598)               --               --
                                                              --------------    --------------    --------------   --------------
                                                                          --          (616,538)               --               --
                                                              --------------    --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
    DERIVED FROM CAPITAL SHARE TRANSACTIONS                      (19,850,820)      (30,476,178)      (14,351,582)     (28,134,325)
                                                              --------------    --------------    --------------   --------------
    Total increase (decrease) in net assets                       18,244,292       (56,518,567)       17,560,207      (78,394,416)
NET ASSETS
  Beginning of period                                            114,371,045       170,889,612        95,585,732      173,980,148
                                                              --------------    --------------    --------------   --------------
  End of period                                               $  132,615,337    $  114,371,045    $  113,145,939   $   95,585,732
                                                              ==============    ==============    ==============   ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)  $     (280,247)   $      (74,129)   $      (40,406)  $      (36,986)
                                                              ==============    ==============    ==============   ==============

                                                                      STAR VALUE FUND
                                                              --------------------------------
                                                                 YEAR ENDED        YEAR ENDED
                                                                 DECEMBER 31,      DECEMBER 31,
                                                                    2003              2002
                                                              --------------    --------------
FROM OPERATIONS:
  Net investment income (loss)                                $     (418,478)   $     (575,417)
  Net realized gain (loss) on investments and
   foreign currency transactions                                   4,594,089        (8,408,946)
  Net change in unrealized appreciation (depreciation) of
   investments and foreign currency transactions                  31,376,271       (26,667,565)
                                                              --------------    --------------
  Increase (decrease) in net assets resulting from operations     35,551,882       (35,651,928)
                                                              --------------    --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class A                                                               --                --
    Class B                                                               --                --
    Class C                                                               --                --
                                                              --------------    --------------
                                                                          --                --
                                                              --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
    DERIVED FROM CAPITAL SHARE TRANSACTIONS                      (22,910,231)      (28,244,913)
                                                              --------------    --------------
    Total increase (decrease) in net assets                       12,641,651       (63,896,841)
NET ASSETS
  Beginning of period                                            129,749,644       193,646,485
                                                              --------------    --------------
  End of period                                               $  142,391,295    $  129,749,644
                                                              ==============    ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)  $     (120,827)   $      (86,482)
                                                              ==============    ==============

               See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                     INCOME (LOSS) FROM INVESTMENT OPERATIONS:                        LESS DISTRIBUTIONS:
                     -----------------------------------------   -------------------------------------------------------------------
                      NET ASSET
                        VALUE,        NET       NET REALIZED                    DIVIDENDS   DISTRIBUTIONS
                      BEGINNING    INVESTMENT  AND UNREALIZED    TOTAL FROM       FROM        FROM NET
                          OF         INCOME    GAIN (LOSS) ON    INVESTMENT  NET INVESTMENT   REALIZED      RETURN OF      TOTAL
                      THE PERIOD   (LOSS) (d)   INVESTMENTS      OPERATIONS      INCOME     CAPITAL GAINS    CAPITAL   DISTRIBUTIONS
                      ----------   ----------  --------------    ----------  -------------  -------------   ---------  -------------
STAR ADVISERS FUND
   CLASS A
  12/31/2003           $  12.43     $  (0.13)     $   4.31         $   4.18      $     --     $     --      $     --     $     --
  12/31/2002              15.90        (0.11)        (3.36)           (3.47)           --           --            --           --
  12/31/2001              17.55        (0.05)        (1.59)           (1.64)           --        (0.01)           --        (0.01)
  12/31/2000              24.50        (0.06)        (3.87)           (3.93)           --        (3.02)           --        (3.02)
  12/31/1999              20.02        (0.12)         8.91             8.79            --        (4.31)           --        (4.31)

   CLASS B
  12/31/2003              11.35        (0.22)         3.93             3.71            --           --            --           --
  12/31/2002              14.64        (0.20)        (3.09)           (3.29)           --           --            --           --
  12/31/2001              16.29        (0.16)        (1.48)           (1.64)           --        (0.01)           --        (0.01)
  12/31/2000              23.14        (0.22)        (3.61)           (3.83)           --        (3.02)           --        (3.02)
  12/31/1999              19.23        (0.27)         8.49             8.22            --        (4.31)           --        (4.31)

   CLASS C
  12/31/2003              11.37        (0.22)         3.93             3.71            --           --            --           --
  12/31/2002              14.66        (0.20)        (3.09)           (3.29)           --           --            --           --
  12/31/2001              16.30        (0.16)        (1.47)           (1.63)           --        (0.01)           --        (0.01)
  12/31/2000              23.16        (0.22)        (3.62)           (3.84)           --        (3.02)           --        (3.02)
  12/31/1999              19.25        (0.27)         8.49             8.22            --        (4.31)           --        (4.31)

   CLASS Y
  12/31/2003              12.98        (0.04)         4.52             4.48            --           --            --           --
  12/31/2002              16.50        (0.02)        (3.50)           (3.52)           --           --            --           --
  12/31/2001              18.13         0.04         (1.66)           (1.62)           --        (0.01)           --        (0.01)
  12/31/2000              25.08         0.03         (3.96)           (3.93)           --        (3.02)           --        (3.02)
  12/31/1999              20.37        (0.07)         9.09             9.02            --        (4.31)           --        (4.31)

STAR GROWTH FUND*
   CLASS A
  12/31/2003           $   5.83     $  (0.05)     $   2.29         $   2.24      $     --     $     --      $     --     $     --
  12/31/2002               8.76        (0.07)        (2.86)           (2.93)           --           --            --           --
  12/31/2001               7.21        (0.02)         1.57             1.55            --           --            --           --
  09/30/2001              19.05        (0.05)       (11.79)          (11.84)           --           --            --           --
  09/30/2000              17.21        (0.14)         4.35(e)          4.21            --        (2.37)           --        (2.37)
  09/30/1999              10.71        (0.18)         6.68             6.50            --           --            --           --

   CLASS B
  12/31/2003               5.70        (0.10)         2.23             2.13            --           --            --           --
  12/31/2002               8.62        (0.12)        (2.80)           (2.92)           --           --            --           --
  12/31/2001               7.12        (0.03)         1.53             1.50            --           --            --           --
  09/30/2001              18.92        (0.13)       (11.67)          (11.80)           --           --            --           --
  09/30/2000(f)           15.64        (0.24)         3.52(e)          3.28            --           --            --           --

                 See accompanying notes to financial statements.

                                                                          RATIOS TO AVERAGE NET ASSETS:
                                                                   -------------------------------------------

                      NET ASSET                    NET ASSETS,                 EXPENSES AFTER         NET
                        VALUE,        TOTAL          END OF                       EXPENSE          INVESTMENT     PORTFOLIO
                        END OF        RETURN       THE PERIOD      EXPENSES      REDUCTIONS          INCOME       TURNOVER
                      THE PERIOD      (%)(a)        (000's)         (%)(b)        (%)(b,c)        (LOSS)(%)(b)    RATE (%)
                      ----------     --------      ----------      --------    --------------     ------------    ---------
STAR ADVISERS FUND
   CLASS A
  12/31/2003           $  16.61         33.6         $354,755         1.99            1.98           (0.94)          102
  12/31/2002              12.43        (21.8)         269,180         1.89            1.87           (0.75)           95
  12/31/2001              15.90         (9.4)         389,405         1.83            1.82           (0.31)          183
  12/31/2000              17.55        (17.0)         525,479         1.62            1.60           (0.25)          524
  12/31/1999              24.50         46.4          619,184         1.62            1.62           (0.54)          186

   CLASS B
  12/31/2003              15.06         32.7          272,533         2.74            2.73           (1.69)          102
  12/31/2002              11.35        (22.5)         282,361         2.64            2.62           (1.50)           95
  12/31/2001              14.64        (10.1)         491,614         2.58            2.57           (1.06)          183
  12/31/2000              16.29        (17.6)         649,107         2.37            2.35           (1.00)          524
  12/31/1999              23.14         45.4          742,908         2.37            2.37           (1.29)          186

   CLASS C
  12/31/2003              15.08         32.6           60,783         2.74            2.73           (1.69)          102
  12/31/2002              11.37        (22.4)          54,291         2.64            2.62           (1.50)           95
  12/31/2001              14.66        (10.0)          87,245         2.58            2.57           (1.06)          183
  12/31/2000              16.30        (17.6)         118,921         2.37            2.35           (1.00)          524
  12/31/1999              23.16         45.3          139,710         2.37            2.37           (1.29)          186

   CLASS Y
  12/31/2003              17.46         34.5           47,485         1.34            1.33           (0.30)          102
  12/31/2002              12.98        (21.3)          37,911         1.29            1.27           (0.15)           95
  12/31/2001              16.50         (9.0)          55,970         1.29            1.28            0.23           183
  12/31/2000              18.13        (16.6)          73,310         1.25            1.23            0.12           524
  12/31/1999              25.08         46.8           75,013         1.37            1.37           (0.29)          186

STAR GROWTH FUND*
   CLASS A
  12/31/2003           $   8.07         38.4(g)      $ 29,827         1.50(h)         1.43(h)        (0.81)          182
  12/31/2002               5.83        (33.5)(g)       25,326         1.50(h)         1.49(h)        (0.95)          138
  12/31/2001               8.76         21.5(g)        60,684         1.50(h)         1.50(h)        (0.90)           80
  09/30/2001               7.21        (62.2)(g)       34,736         1.50(h)         1.47(h)        (0.44)        1,371
  09/30/2000              19.05         28.0(g)       193,897         1.51(h)         1.48(h)        (0.67)        1,320
  09/30/1999              17.21         60.7(g)       102,879         1.75(h)         1.75(h)        (1.09)          778

   CLASS B
  12/31/2003               7.83         37.4(g)        30,795         2.25(h)         2.18(h)        (1.56)          182
  12/31/2002               5.70        (33.9)(g)       24,841         2.25(h)         2.24(h)        (1.70)          138
  12/31/2001               8.62         21.1(g)        47,106         2.25(h)         2.25(h)        (1.66)           80
  09/30/2001               7.12        (62.4)(g)       27,248         2.25(h)         2.22(h)        (1.19)        1,371
  09/30/2000(f)           18.92         21.0(g)        89,645         2.25(h)         2.21(h)        (1.29)        1,320

* The financial information for the periods through November 16, 2001 reflect the financial information for Kobrick Capital Fund's Class A shares and Class B shares which were reorganized into Star Growth Fund Class A shares and Class B shares, respectively, as of November 16, 2001. The predecessor Fund was advised by Kobrick Funds LLC until July 1, 2001 and two of the current investment managers from July 1 to November 16, 2001. Kobrick Capital Fund had a September 30 fiscal year end.
(a) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are annualized.
(b)  Computed on an annualized basis for periods less than one year.
(c) Certain Funds have entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(d) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(e) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) from investments due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments in the Fund.
(f)  Class B commenced operations October 29, 1999.
(g) Had certain expenses not been reduced during the period total return would have been lower.
(h) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expenses would have been higher.

                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                     INCOME (LOSS) FROM INVESTMENT OPERATIONS:                        LESS DISTRIBUTIONS:
                     -----------------------------------------   -------------------------------------------------------------------
                      NET ASSET
                        VALUE,        NET       NET REALIZED                    DIVIDENDS   DISTRIBUTIONS DISTRIBUTIONS
                      BEGINNING    INVESTMENT  AND UNREALIZED    TOTAL FROM       FROM        FROM NET       FROM
                          OF         INCOME    GAIN (LOSS) ON    INVESTMENT  NET INVESTMENT   REALIZED      PAID IN        TOTAL
                      THE PERIOD   (LOSS) (d)   INVESTMENTS      OPERATIONS      INCOME     CAPITAL GAINS   CAPITAL    DISTRIBUTIONS
                      ----------   ----------  --------------    ----------  -------------  ------------- ------------ -------------
STAR GROWTH FUND*
 (CONTINUED)
   CLASS C
  12/31/2003           $   5.70     $  (0.10)     $   2.24         $   2.14      $     --     $     --      $     --     $     --
  12/31/2002               8.63        (0.12)        (2.81)           (2.93)           --           --            --           --
  12/31/2001               7.12        (0.03)         1.54             1.51            --           --            --           --
  09/30/2001              18.93        (0.13)       (11.68)          (11.81)           --           --            --           --
  09/30/2000(f)           15.64        (0.25)         3.54(e)          3.29            --           --            --           --

STAR INTERNATIONAL
 FUND
   CLASS A
  12/31/2003           $  10.84     $  (0.04)     $   4.27         $   4.23      $     --     $     --      $     --     $     --
  12/31/2002              13.02        (0.05)        (2.08)           (2.13)        (0.05)          --            --        (0.05)
  12/31/2001              14.42         0.13         (1.42)           (1.29)        (0.03)       (0.08)           --        (0.11)
  12/31/2000              19.90        (0.02)        (2.43)           (2.45)           --        (3.03)           --        (3.03)
  12/31/1999              16.08        (0.07)         5.98             5.91            --        (2.09)           --        (2.09)

   CLASS B
  12/31/2003              10.19        (0.12)         3.99             3.87            --           --            --           --
  12/31/2002              12.32        (0.14)        (1.94)           (2.08)        (0.05)          --            --        (0.05)
  12/31/2001              13.74         0.03         (1.36)           (1.33)        (0.01)       (0.08)           --        (0.09)
  12/31/2000              19.26        (0.16)        (2.33)           (2.49)           --        (3.03)           --        (3.03)
  12/31/1999              15.73        (0.20)         5.82             5.62            --        (2.09)           --        (2.09)

   CLASS C
  12/31/2003              10.19        (0.12)         3.99             3.87            --           --            --           --
  12/31/2002              12.33        (0.14)        (1.95)           (2.09)        (0.05)          --            --        (0.05)
  12/31/2001              13.75         0.03         (1.36)           (1.33)        (0.01)       (0.08)           --        (0.09)
  12/31/2000              19.27        (0.16)        (2.33)           (2.49)           --        (3.03)           --        (3.03)
  12/31/1999              15.75        (0.21)         5.82             5.61            --        (2.09)           --        (2.09)

                 See accompanying notes to financial statements.

                                                                          RATIOS TO AVERAGE NET ASSETS:
                                                                   -------------------------------------------

                      NET ASSET                    NET ASSETS,                 EXPENSES AFTER         NET
                        VALUE,        TOTAL          END OF                       EXPENSE          INVESTMENT     PORTFOLIO
                        END OF        RETURN       THE PERIOD      EXPENSES      REDUCTIONS       INCOME (LOSS)   TURNOVER
                      THE PERIOD      (%)(a)        (000's)         (%)(b)        (%)(b,c)           (%)(b)       RATE (%)
                      ----------     --------      ----------      --------    --------------     -------------   ---------
STAR GROWTH FUND*
 (CONTINUED)
   CLASS C
  12/31/2003           $   7.84         37.5(g)      $  3,974         2.25(h)         2.18(h)        (1.56)          182
  12/31/2002               5.70        (34.0)(g)        3,418         2.25(h)         2.24(h)        (1.70)          138
  12/31/2001               8.63         21.2(g)         7,002         2.25(h)         2.25(h)        (1.66)           80
  09/30/2001               7.12        (62.4)(g)        4,162         2.25(h)         2.22(h)        (1.19)        1,371
  09/30/2000(f)           18.93         21.0(g)        16,247         2.25(h)         2.21(h)        (1.32)        1,320

STAR INTERNATIONAL
 FUND

   CLASS A
  12/31/2003           $  15.07         39.0(g)      $ 59,762         2.30(h)         2.27(h)        (0.34)           92
  12/31/2002              10.84        (16.4)          50,053         2.19            2.18           (0.45)           91
  12/31/2001              13.02         (9.0)          71,536         2.12            2.10            0.98           110
  12/31/2000              14.42        (12.2)         102,507         2.01            2.01           (0.13)          175
  12/31/1999              19.90         37.6          126,415         2.06            2.06           (0.42)           91

   CLASS B
  12/31/2003              14.06         38.0(g)        60,296         3.05(h)         3.02(h)        (1.09)           92
  12/31/2002              10.19        (17.0)          53,306         2.94            2.93           (1.20)           91
  12/31/2001              12.32         (9.7)          82,861         2.87            2.85            0.23           110
  12/31/2000              13.74        (12.8)         114,450         2.76            2.76           (0.88)          175
  12/31/1999              19.26         36.6          141,338         2.81            2.81           (1.17)           91

   CLASS C
  12/31/2003              14.06         38.0(g)        12,557         3.05(h)         3.02(h)        (1.09)           92
  12/31/2002              10.19        (17.0)          11,013         2.94            2.93           (1.20)           91
  12/31/2001              12.33         (9.7)          16,493         2.87            2.85            0.23           110
  12/31/2000              13.75        (12.8)          23,949         2.76            2.76           (0.88)          175
  12/31/1999              19.27         36.5           28,703         2.81            2.81           (1.17)           91

* The financial information for the periods through November 16, 2001 reflect the financial information for Kobrick Capital Fund's Class C shares which were reorganized into Star Growth Fund Class C shares as of November 16, 2001. The predecessor Fund was advised by Kobrick Funds LLC until July 1, 2001 and two of the current investment managers from July 1 to November 16, 2001. Kobrick Capital Fund had a September 30 fiscal year end.
(a) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are annualized.
(b)  Computed on an annualized basis for periods less than one year.
(c) Certain Funds have entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(d) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(e) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) from investments due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments in the Fund.
(f)  Class C commenced operations October 29, 1999.
(g) Had certain expenses not been reduced during the period total return would have been lower.
(h) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expenses would have been higher.

                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                     INCOME (LOSS) FROM INVESTMENT OPERATIONS:                        LESS DISTRIBUTIONS:
                     -----------------------------------------   -------------------------------------------------------------------
                      NET ASSET
                        VALUE,        NET       NET REALIZED                    DIVIDENDS   DISTRIBUTIONS DISTRIBUTIONS
                      BEGINNING    INVESTMENT  AND UNREALIZED    TOTAL FROM       FROM        FROM NET       FROM
                          OF         INCOME    GAIN (LOSS) ON    INVESTMENT  NET INVESTMENT   REALIZED      PAID IN       TOTAL
                      THE PERIOD     (LOSS)     INVESTMENTS      OPERATIONS      INCOME     CAPITAL GAINS   CAPITAL    DISTRIBUTIONS
                      ----------   ----------  --------------    ----------  -------------- ------------- ------------ -------------
STAR SMALL CAP FUND

   CLASS A
  12/31/2003           $  10.05     $  (0.19)(c)  $   4.08         $   3.89      $     --     $     --      $     --     $     --
  12/31/2002              14.52        (0.21)(c)     (4.26)           (4.47)           --           --            --           --
  12/31/2001              16.51        (0.21)(c)     (1.78)           (1.99)           --           --            --           --
  12/31/2000              23.42        (0.28)        (2.30)           (2.58)           --        (4.33)           --        (4.33)
  12/31/1999              15.66        (0.27)        10.22             9.95            --        (2.19)           --        (2.19)

   CLASS B
  12/31/2003               9.51        (0.26)(c)      3.83             3.57            --           --            --           --
  12/31/2002              13.84        (0.28)(c)     (4.05)           (4.33)           --           --            --           --
  12/31/2001              15.86        (0.30)(c)     (1.72)           (2.02)           --           --            --           --
  12/31/2000              22.85        (0.44)        (2.22)           (2.66)           --        (4.33)           --        (4.33)
  12/31/1999              15.43        (0.39)        10.00             9.61            --        (2.19)           --        (2.19)

   CLASS C
  12/31/2003               9.51        (0.26)(c)      3.84             3.58            --           --            --           --
  12/31/2002              13.84        (0.28)(c)     (4.05)           (4.33)           --           --            --           --
  12/31/2001              15.86        (0.30)(c)     (1.72)           (2.02)           --           --            --           --
  12/31/2000              22.85        (0.44)        (2.22)           (2.66)           --        (4.33)           --        (4.33)
  12/31/1999              15.43        (0.39)        10.00             9.61            --        (2.19)           --        (2.19)

STAR VALUE FUND
   CLASS A
  12/31/2003           $   6.20     $  (0.01)(c)  $   1.97         $   1.96      $     --     $     --      $     --     $     --
  12/31/2002               7.70        (0.01)(c)     (1.49)           (1.50)           --           --            --           --
  12/31/2001               7.60        (0.02)(c)      0.12             0.10            --           --            --           --
  12/31/2000               7.45         0.01          0.14             0.15          0.00(d)        --            --           --
  12/31/1999               9.68         0.03         (0.71)           (0.68)        (0.02)       (1.53)           --        (1.55)

   CLASS B
  12/31/2003               5.80        (0.06)(c)      1.83             1.77            --           --            --           --
  12/31/2002               7.26        (0.06)(c)     (1.40)           (1.46)           --           --            --           --
  12/31/2001               7.22        (0.07)(c)      0.11             0.04            --           --            --           --
  12/31/2000               7.13        (0.04)         0.13             0.09          0.00(d)        --            --           --
  12/31/1999               9.38        (0.04)        (0.68)           (0.72)           --        (1.53)           --        (1.53)

   CLASS C
  12/31/2003               5.80        (0.06)(c)      1.83             1.77            --           --            --           --
  12/31/2002               7.26        (0.06)(c)     (1.40)           (1.46)           --           --            --           --
  12/31/2001               7.22        (0.07)(c)      0.11             0.04            --           --            --           --
  12/31/2000               7.14        (0.05)         0.13             0.08          0.00(d)        --            --           --
  12/31/1999               9.39        (0.04)        (0.68)           (0.72)           --        (1.53)           --        (1.53)

                 See accompanying notes to financial statements.

                                                                           RATIOS TO AVERAGE NET ASSETS:
                                                                   -------------------------------------------

                      NET ASSET                    NET ASSETS,                 EXPENSES AFTER         NET
                        VALUE,        TOTAL          END OF                       EXPENSE          INVESTMENT     PORTFOLIO
                        END OF        RETURN       THE PERIOD      EXPENSES      REDUCTIONS      INCOME (LOSS)    TURNOVER
                      THE PERIOD      (%)(a)        (000's)          (%)          (%)(b)              (%)         RATE (%)
                      ----------     --------      ----------      --------    --------------    -------------    ---------
STAR SMALL CAP FUND

   CLASS A
  12/31/2003           $  13.94         38.7         $ 45,442         2.33            2.31           (1.69)          156
  12/31/2002              10.05        (30.8)          38,441         2.13            2.11           (1.72)          160
  12/31/2001              14.52        (12.1)          69,873         2.08            2.07           (1.43)          174
  12/31/2000              16.51        (12.2)          89,714         1.88            1.88           (1.19)          216
  12/31/1999              23.42         65.4           84,725         2.06            2.06           (1.54)          263

   CLASS B
  12/31/2003              13.08         37.5           55,662         3.08            3.06           (2.44)          156
  12/31/2002               9.51        (31.3)          46,215         2.88            2.86           (2.47)          160
  12/31/2001              13.84        (12.7)          82,060         2.83            2.82           (2.18)          174
  12/31/2000              15.86        (12.9)         107,083         2.63            2.63           (1.94)          216
  12/31/1999              22.85         64.1          102,029         2.81            2.81           (2.29)          263

   CLASS C
  12/31/2003              13.09         37.6           12,042         3.08            3.06           (2.44)          156
  12/31/2002               9.51        (31.3)          10,930         2.88            2.86           (2.47)          160
  12/31/2001              13.84        (12.7)          22,047         2.83            2.82           (2.18)          174
  12/31/2000              15.86        (12.9)          28,090         2.63            2.63           (1.94)          216
  12/31/1999              22.85         64.1           26,027         2.81            2.81           (2.29)          263

STAR VALUE FUND

   CLASS A
  12/31/2003           $   8.16         31.6         $110,228         1.81            1.76           (0.15)           75
  12/31/2002               6.20        (19.5)          99,894         1.68            1.63           (0.21)           67
  12/31/2001               7.70          1.3          137,855         1.64            1.61           (0.28)           77
  12/31/2000               7.60          2.0          154,179         1.62            1.59            0.10           129
  12/31/1999               7.45         (6.9)         216,740         1.33            1.33            0.32            70

   CLASS B
  12/31/2003               7.57         30.5           30,029         2.56            2.51           (0.90)           75
  12/31/2002               5.80        (20.1)          27,808         2.43            2.38           (0.96)           67
  12/31/2001               7.26          0.6           44,325         2.39            2.36           (1.03)           77
  12/31/2000               7.22          1.3           45,364         2.37            2.34           (0.65)          129
  12/31/1999               7.13         (7.6)          59,497         2.08            2.08           (0.43)           70

   CLASS C
  12/31/2003               7.57         30.5            2,134         2.56            2.51           (0.90)           75
  12/31/2002               5.80        (20.1)           2,047         2.43            2.38           (0.96)           67
  12/31/2001               7.26          0.6            2,833         2.39            2.36           (1.03)           77
  12/31/2000               7.22          1.1            2,496         2.40            2.37           (0.68)          129
  12/31/1999               7.14         (7.6)           3,398         2.08            2.08           (0.43)           70

(a) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b) Certain Funds have entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d)  Amount rounds to less than $0.01 per share.

                          NOTES TO FINANCIAL STATEMENTS

For the Year Ended December 31, 2003

1. Organization. CDC Nvest Funds Trust I ("the Trust") is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and, collectively, the "Funds"). Information presented in these financial statements pertains to the multi-manager Star Funds of the Trust; the financial statements of the other Funds of the Trust are presented in separate reports. The following Funds are included in this report:

CDC Nvest Star Advisers Fund (the "Star Advisers Fund")
CDC Nvest Star Growth Fund (the "Star Growth Fund")
CDC Nvest Star International Fund (the "Star International Fund"), formerly CDC Nvest Star Worldwide Fund
CDC Nvest Star Small Cap Fund (the "Star Small Cap Fund")
CDC Nvest Star Value Fund (the "Star Value Fund")

Each Fund offers Class A, Class B, and Class C shares. Star Advisers Fund also offers Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares are sold with a maximum front end sales charge of 1.00%, do not convert to any other class of shares and pay a higher ongoing distribution fee than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Beginning February 1, 2004 the 1% front end sales charge will no longer be imposed on Class C shares. Class Y shares do not pay a front end sales charge, a CDSC or distribution fees. They are intended for institutional investors with a minimum initial investment of $1,000,000.

Effective May 16, 2003, Star Growth Fund Class Y ceased operations and all shares were redeemed out of the Fund.

Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Effective April 14, 2003, securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, under the supervision of the Fund's Trustees. Fair valuation may also be used by The Board of Trustees if extraordinary events occur after the close of the relevant market prior to the close of the New York Stock Exchange.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

For the Year Ended December 31, 2003

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal periods, resulting from changes in exchange rates.

d. Forward Foreign Currency Contracts. Star Advisers Fund and Star International Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell if any, is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as distributions from real estate investment trusts, net operating losses, non-deductible expenses, foreign currency transactions and gains realized from passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

g. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Each Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

3. Purchases and Sales of Securities. For the year ended December 31, 2003, purchases and sales of securities (excluding short-term investments) were as follows:

         Fund               Purchases              Sales
         ----               ---------              -----
Star Advisers Fund        $ 658,266,298        $ 763,742,021
Star Growth Fund            101,291,171          109,398,925
Star International Fund     102,943,939          120,891,059
Star Small Cap Fund         149,838,659          165,305,193
Star Value Fund              93,840,788          118,666,181

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") is the investment adviser to each of the Funds. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, (with the exception of Star Growth Fund which pays quarterly) based on each Fund's average daily net assets:

                                         Percentage of Average Daily Net Assets
                          ---------------------------------------------------------------------
                              First           Next          Next           Next         Over
Fund                      $200 million    $300 million  $500 million   $1 billion    $2 billion
-----------------------   ------------    ------------  ------------   ----------    ----------
Star Advisers Fund           1.050%          1.050%        1.050%        1.000%        0.950%
Star Growth Fund             1.000%          1.000%        1.000%        1.000%        1.000%
Star International Fund      1.050%          1.050%        1.050%        1.050%        1.050%
Star Small Cap Fund          1.050%          1.050%        1.050%        1.050%        1.050%
Star Value Fund              0.750%          0.700%        0.650%        0.650%        0.650%

For the Year Ended December 31, 2003

CDC IXIS Advisers has contractually agreed to waive a portion of its fee for the Star Growth Fund so that the effective management fee is 0.900% through April 30, 2004. Effective August 1, 2003 through April 30, 2004, the adviser has also contractually agreed to waive a portion of its advisory fee for Star International Fund so that the effective management fee is 1.000%.

For the year ended December 31, 2003, the management fees and waivers for each Fund were as follows:

                              Gross        Waiver of           Net         Percentage of Average
                            Management     Management       Management       Daily Net Assets
Fund                            Fee           Fee              Fee           Gross        Net
------------------------  -------------    ----------     -------------    ---------    -------
Star Advisers Fund        $   6,983,843    $      --      $   6,983,843      1.050%      1.050%
Star Growth Fund                565,908      109,046            456,862      1.000%      0.810%
Star International Fund       1,202,155       25,444          1,176,711      1.050%      1.028%
Star Small Cap Fund           1,035,975           --          1,035,975      1.050%      1.050%
Star Value Fund                 977,007           --            977,007      0.750%      0.750%

CDC IXIS Advisers has entered into subadvisory agreements for each Fund listed below. Payments to CDC IXIS Advisers are reduced by payments to the subadvisers. The subadvisers for each of the Funds at December 31, 2003, were as follows:

Star Advisers Fund       Harris Associates L.P. ("Harris")             Star Small Cap    Harris Associates L.P.
                                                                       Fund
                         Loomis, Sayles & Company, L.P.                                  Loomis, Sayles & Company, L.P.
                         ("Loomis Sayles") Mercury Advisors                              RS Investment Management, L.P.
                                                                                         Salomon Brothers Asset Management Inc.
Star Growth Fund         Miller Anderson
                         RS Investment Management, L.P.                Star Value Fund   Harris Associates L.P.
                         Vaughan Nelson Investment Management, L.P.                      Loomis, Sayles & Company, L.P.
                         ("Vaughan Nelson")
                         Westpeak Global Advisors, L.P. ("Westpeak")                     Vaughan Nelson Investment Management, L.P.
                                                                                         Westpeak Global Advisors, L.P.
Star International Fund  Hansberger Global Investors, Inc.
                         Harris Associates L.P.
                         Loomis, Sayles & Company, L.P.

CDC IXIS Advisers, Loomis Sayles, Harris, Vaughan Nelson, and Westpeak are subsidiaries of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America."). Certain officers and directors of CDC IXIS Advisers are also officers or Trustees of the Funds.

Mercury Advisors, a subsidiary of Merrill Lynch and Miller Anderson, a subsidiary of Morgan Stanley Chase and Harris Associates Securities, L.P., an affiliate of Harris, may serve as broker/dealer for the Funds. For the year ended December 31, 2003 the brokerage commissions paid by the Funds to affiliates were:

Fund                            Commission
----                           ------------
Star Advisers Fund             $    312,893
Star Growth Fund                     15,062
Star International Fund              13,255
Star Small Cap Fund                  23,070
Star Value Fund                         328

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Funds and has subcontracted with Investors Bank & Trust Co. ("IBT") to serve as subadministrator. Pursuant to an agreement among the Trusts, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust, CDC Nvest Companies Trust I (the "CDC Nvest Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts") (collectively the "Trusts") and CIS, each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

     (1)  Percentage of Eligible Average Daily Net Assets
              First             Next           Over
           $5 billion        $5 billion    $10 billion
           ----------        ----------    -----------
             0.0675%           0.0625%        0.0500%

     or
     (2) Each Fund's pro rata portion, allocated based on the combined assets of the Trusts, of the annual minimum aggregate fee of $5 million.

For the Year Ended December 31, 2003

For the year ended December 31, 2003, amounts paid to CIS for accounting and administrative expense were as follows:

                               Accounting
                                  And
Fund                         Administrative
----                         --------------
Star Advisers Fund           $      509,918
Star Growth Fund                     43,134
Star International Fund              89,230
Star Small Cap Fund                  75,057
Star Value Fund                     100,229

Prior to October 1, 2003, the annual rate as a percentage of average daily net assets was 0.0600% on the first $5 billion in average daily net assets, 0.0500% on the next $5 billion in average daily net assets and 0.0450% on average daily net assets over $10 billion. The annual minimum aggregate fee was $3.4 million. This fee rate applied only to the CDC Nvest Funds Trusts.

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Each Fund pays CIS service fees for servicing shareholder accounts. Classes A, B and C pay service fees monthly representing the higher amount based on the following calculations:

     (1) An annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in load*equity funds.

              First             Next           Over
          $5.7 billion      $5 billion     $10.7 billion
          ------------      ----------     -------------
              0.184%          0.180%           0.175%

     Each Class of shares is subject to a monthly class minimum of $1,500.

     or

     (2) An allocated portion, based on eligible assets, of a minimum annual aggregate fee of $8.4 million beginning September 15, 2003.
*Consisting of all equity funds within the CDC Nvest Funds Trusts, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund and Loomis Sayles Research Fund.

For the period July 1, 2003 through September 14, 2003, the minimum annual aggregate fee was $8.1 million. Prior to July 1, 2003, the annual minimum aggregate fee was $9.8 million.

Effective September 15, 2003 through December 31, 2003, Class Y pays service fees monthly representing the higher amount based on the following calculations:

     (1) An annual aggregate fee determined by applying an annual rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in no-load Retail* funds and load** funds - Class Y.

     Each Fund is subject to a monthly minimum of $1,250.

     or

     (2) An allocated portion, based on eligible assets for the period September 15, 2003 through December 31, 2003, of a minimum annual aggregate fee of $644,000 beginning September 15, 2003. Effective January 1, 2004 the annual minimum aggregate fee changed to $650,000.
* No-load retail funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.
** Load funds Class Y consist of all funds with Class Y in the CDC Nvest Funds Trusts, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund, Loomis Sayles Research Fund and Loomis Sayles Investment Grade Bond Fund.

Prior to September 15, 2003, Class Y shareholders paid service fees monthly at an annual rate of 0.10% of their average daily net assets.

In addition, pursuant to other servicing agreements, the Funds pay service fees to other firms that provide similar services for their own shareholder accounts.

CIS and BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses. For the year ended December 31, 2003, amounts paid to CIS as compensation for its services as transfer agent were as follows:

                                Transfer
       Fund                     Agent Fee
       ----                     ---------
Star Advisers Fund            $  2,384,351
Star Growth Fund                   211,296
Star International Fund            427,337
Star Small Cap Fund                346,758
Star Value Fund                    508,937

For the Year Ended December 31, 2003

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), the Fund's distributor (a wholly owned subsidiary of CDC IXIS North America), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the year ended December 31, 2003, the Funds paid the following service and distribution fees:

                                        Service Fee                     Distribution Fee
                          --------------------------------------   -------------------------
        Fund                 Class A      Class B      Class C       Class B      Class C
-----------------------   ------------ ------------ ------------   ------------ ------------
Star Advisers Fund        $    755,397 $    666,022 $    138,214   $  1,998,067 $    414,642
Star Growth Fund                65,984       66,182        8,895        198,544       26,685
Star International Fund        127,754      131,682       26,791        395,044       80,373
Star Small Cap Fund             98,823      120,721       27,118        362,161       81,353
Star Value Fund                251,912       68,932        4,825        206,797       14,475

Commissions (including CDSC) on Fund shares paid to CDC IXIS Distributors by investors in shares of the Funds during the year ended December 31, 2003 were as follows:

Fund
----
Star Advisers Fund         $ 938,589
Star Growth Fund           $ 167,837
Star International Fund    $ 171,654
Star Small Cap Fund        $ 182,153
Star Value Fund            $ 123,632

e. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of CDC IXIS Advisers, CDC IXIS Asset Distributor, CDC IXIS North America, CIS or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board or Committee meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other series of the Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Publishing Services. CIS performs certain desktop publishing services for the Funds. Fees for these services are presented in the statements of operations as shareholder reporting. For the year ended December 31, 2003, amounts paid to CIS as compensation for these services were as follows:

                                 Publishing
       Fund                    Services Fees
       ----                    -------------
Star Advisers Fund               $     782
Star Growth Fund                       958
Star International Fund                865
Star Small Cap Fund                  1,779
Star Value Fund                        782

For the Year Ended December 31, 2003

5. Line of Credit. Each Fund along with certain other portfolios that comprise the CDC Nvest Funds Trusts participate in a $50,000,000 committed line of credit provided by IBT. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected by the lender from time to time. In addition, the Funds are charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the year ended December 31, 2003.

6. Security Lending. Each Fund has entered into an agreement with IBT, as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Funds receive fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at December 31, 2003, were as follows:

                             Market Value of       Value of Collateral
        Fund               Securities on Loan           Received
-----------------------    ------------------      -------------------
Star Advisers Fund           $    91,651,875          $   94,674,594
Star Growth Fund                   7,812,441               8,256,046
Star International Fund            6,446,873               6,772,482
Star Small Cap Fund               16,993,608              17,920,500
Star Value Fund                   13,983,023              14,493,200

7. Expense Reductions. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. Amounts earned by the Funds under such agreements are presented as a reduction of expenses in the statements of operations. For the year ended December 31, 2003, expenses were reduced under these agreements as follows:

       Fund                 Reductions
       ----                 ----------
Star Advisers Fund          $   82,654
Star Growth Fund                38,972
Star International Fund         31,300
Star Small Cap Fund             20,251
Star Value Fund                 62,982

CDC IXIS Advisers has given a binding undertaking to Star Growth Fund to defer its management fees and, if necessary, bear certain expenses associated with the Fund to limit its operating expenses. For the year ended December 31, 2003, and in addition to the waiver of management fees as discussed in Note 4, $556,887 of class level expenses have been reimbursed. This undertaking is in effect through April 30, 2004 and will be reevaluated on an annual basis.

If in the following fiscal year the actual operating expenses of the Fund that previously received a deferral or reimbursement are less than the expense limit for the Fund, the Fund is required to pay an amount of additional expense that is the lower of the difference between the expense limit and the actual amount of fees previously waived or expenses reimbursed.

At December 31, 2003, the expense limits as a percentage of average daily net assets and amount subject to possible reimbursement under the expense limitation agreement were as follows:

                       Expense Limit as a Percentage           Cumulative Expenses Waived
                        of Average Daily Net Assets               or Reimbursed Subject
                       Class A    Class B    Class C    To Future Payment until December 31, 2004
                       -------    -------    -------    -----------------------------------------
Star Growth Fund        1.50%      2.25%      2.25%                  $   665,933

8. Concentration of Risk. Star International Fund had the following geographic concentrations in excess of 10% of its total net assets at December 31, 2003:
France 12.4%, Japan 12.8%, and United Kingdom 19.6%. The Fund pursues its objectives by investing in foreign securities. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

For the Year Ended December 31, 2003

9. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                                                          STAR ADVISERS FUND
                                                                ------------------------------------------------------------------
                                                                          YEAR ENDED                          YEAR ENDED
                                                                       DECEMBER 31, 2003                   DECEMBER 31, 2002
                                                                --------------------------------   -------------------------------
                                                                   SHARES             AMOUNT           SHARES           AMOUNT
                                                                -------------    ---------------   -------------    --------------
CLASS A:
  Shares sold                                                       4,698,412    $    65,219,946       3,770,905    $   50,623,761
  Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                   --                 --              --                --
                                                                -------------    ---------------   -------------    --------------
                                                                    4,698,412         65,219,946       3,770,905        50,623,761
  Shares repurchased                                               (4,998,858)       (68,998,837)     (6,593,511)      (92,141,440)
                                                                -------------    ---------------   -------------    --------------
  Net increase (decrease)                                            (300,446)   $    (3,778,891)     (2,822,606)   $  (41,517,679)
                                                                -------------    ---------------   -------------    --------------
CLASS B:
  Shares sold                                                       1,455,180    $    18,516,959       1,746,529    $   23,065,746
  Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                   --                 --              --                --
                                                                -------------    ---------------   -------------    --------------
                                                                    1,455,180         18,516,959       1,746,529        23,065,746
  Shares repurchased                                               (8,227,621)      (102,616,431)    (10,451,455)     (131,822,804)
                                                                -------------    ---------------   -------------    --------------
  Net increase (decrease)                                          (6,772,441)   $   (84,099,472)     (8,704,926)   $ (108,757,058)
                                                                -------------    ---------------   -------------    --------------

CLASS C:
  Shares sold                                                         194,012    $     2,480,648         313,782    $    4,190,352
  Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                   --                 --              --                --
                                                                -------------    ---------------   -------------    --------------
                                                                      194,012          2,480,648         313,782         4,190,352
  Shares repurchased                                                 (938,013)       (11,591,919)     (1,489,950)      (18,977,397)
                                                                -------------    ---------------   -------------    --------------
  Net increase (decrease)                                            (744,001)   $    (9,111,271)     (1,176,168)   $  (14,787,045)
                                                                -------------    ---------------   -------------    --------------

CLASS Y:
  Shares sold                                                         262,069    $     3,940,480         323,399    $    4,958,101
  Shares repurchased                                                 (462,570)        (6,772,691)       (794,905)      (11,178,815)
                                                                -------------    ---------------   -------------    --------------
  Net increase (decrease)                                            (200,501)   $    (2,832,211)       (471,506)   $   (6,220,714)
                                                                -------------    ---------------   -------------    --------------
  Increase (decrease) derived from capital shares transactions     (8,017,389)   $   (99,821,845)    (13,175,206)   $ (171,282,496)
                                                                =============    ===============   =============    ==============

                                                                                           STAR GROWTH FUND
                                                                ------------------------------------------------------------------
                                                                          YEAR ENDED                          YEAR ENDED
                                                                       DECEMBER 31, 2003                   DECEMBER 31, 2002
                                                                --------------------------------   -------------------------------
                                                                   SHARES             AMOUNT           SHARES           AMOUNT
                                                                -------------    ---------------   -------------    --------------
CLASS A:
  Shares sold                                                         424,875    $     2,898,484         597,071    $    4,298,763
  Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                   --                 --              --                --
                                                                -------------    ---------------   -------------    --------------
                                                                      424,875          2,898,484         597,071         4,298,763
  Shares repurchased                                               (1,073,680)        (7,018,395)     (3,183,060)      (22,677,719)
                                                                -------------    ---------------   -------------    --------------
  Net increase (decrease)                                            (648,805)   $    (4,119,911)     (2,585,989)   $  (18,378,956)
                                                                -------------    ---------------   -------------    --------------

CLASS B:
  Shares sold                                                         452,235    $     3,004,937         425,034    $    2,915,239
  Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                   --                 --              --                --
                                                                -------------    ---------------   -------------    --------------
                                                                      452,235          3,004,937         425,034         2,915,239
  Shares repurchased                                                 (879,825)        (5,544,700)     (1,528,689)      (10,397,602)
                                                                -------------    ---------------   -------------    --------------
  Net increase (decrease)                                            (427,590)   $    (2,539,763)     (1,103,655)   $   (7,482,363)
                                                                -------------    ---------------   -------------    --------------

CLASS C:
  Shares sold                                                          44,716    $       287,739          63,060    $      393,988
  Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                   --                 --              --                --
                                                                -------------    ---------------   -------------    --------------
                                                                       44,716            287,739          63,060           393,988
  Shares repurchased                                                 (137,083)          (866,354)       (275,218)       (1,924,267)
                                                                -------------    ---------------   -------------    --------------
  Net increase (decrease)                                             (92,367)   $      (578,615)       (212,158)   $   (1,530,279)
                                                                -------------    ---------------   -------------    --------------

CLASS Y:
  Shares sold                                                           5,689    $        31,978          31,483    $      218,242
  Shares repurchased                                                  (91,690)          (559,875)        (26,736)         (188,180)
                                                                -------------    ---------------   -------------    --------------
  Net increase (decrease)                                             (86,001)   $      (527,897)          4,747    $       30,062
                                                                -------------    ---------------   -------------    --------------
  Increase (decrease) derived from capital shares transactions     (1,254,763)   $    (7,766,186)     (3,897,055)   $  (27,361,536)
                                                                =============    ===============   =============    ==============

                                                                                        STAR INTERNATIONAL FUND
                                                                ------------------------------------------------------------------
                                                                          YEAR ENDED                          YEAR ENDED
                                                                       DECEMBER 31, 2003                   DECEMBER 31, 2002
                                                                --------------------------------   -------------------------------
                                                                   SHARES             AMOUNT           SHARES           AMOUNT
                                                                -------------    ---------------   -------------    --------------
CLASS A:
  Shares sold                                                       5,487,733    $    61,630,766       2,426,524    $   28,406,955
  Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                   --                 --          19,260           244,855
                                                                -------------    ---------------   -------------    --------------
                                                                    5,487,733         61,630,766       2,445,784        28,651,810
  Shares repurchased                                               (6,139,050)       (69,259,645)     (3,323,783)      (39,462,241)
                                                                -------------    ---------------   -------------    --------------
  Net increase (decrease)                                            (651,317)   $    (7,628,879)       (877,999)   $  (10,810,431)
                                                                -------------    ---------------   -------------    --------------

CLASS B:
  Shares sold                                                         290,640    $     3,415,741         355,735    $    4,108,819
  Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                   --                 --          23,693           284,080
                                                                -------------    ---------------   -------------    --------------
                                                                      290,640          3,415,741         379,428         4,392,899
  Shares repurchased                                               (1,233,804)       (13,640,399)     (1,870,055)      (21,180,417)
                                                                -------------    ---------------   -------------    --------------
  Net increase (decrease)                                            (943,164)   $   (10,224,658)     (1,490,627)   $  (16,787,518)
                                                                -------------    ---------------   -------------    --------------

CLASS C:
  Shares sold                                                         125,234    $     1,506,714         133,242    $    1,461,050
  Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                   --                 --           4,909            58,859
                                                                -------------    ---------------   -------------    --------------
                                                                      125,234          1,506,714         138,151         1,519,909
  Shares repurchased                                                 (312,978)        (3,503,997)       (394,457)       (4,398,138)
                                                                -------------    ---------------   -------------    --------------
  Net increase (decrease)                                            (187,744)   $    (1,997,283)       (256,306)   $   (2,878,229)
                                                                -------------    ---------------   -------------    --------------

CLASS Y:
  Shares sold                                                              --    $            --              --    $           --
  Shares repurchased                                                       --                 --              --                --
                                                                -------------    ---------------   -------------    --------------
  Net increase (decrease)                                                  --    $            --              --    $           --
                                                                -------------    ---------------   -------------    --------------
  Increase (decrease) derived from capital shares transactions     (1,782,225)   $   (19,850,820)     (2,624,932)   $  (30,476,178)
                                                                =============    ===============   =============    ==============

For the Year Ended December 31, 2003

                                                                STAR SMALL CAP FUND
                                        ------------------------------------------------------------------
                                                  YEAR ENDED                          YEAR ENDED
                                               DECEMBER 31, 2003                   DECEMBER 31, 2002
                                        -------------------------------    -------------------------------
                                           SHARES             AMOUNT           SHARES           AMOUNT
                                        -------------    --------------    -------------    --------------
CLASS A
  Shares sold                                 735,059    $    8,197,295          736,179    $    8,960,449
  Shares repurchased                       (1,297,834)      (14,135,491)      (1,724,993)      (20,577,752)
                                        -------------    --------------    -------------    --------------
  Net increase (decrease)                    (562,775)   $   (5,938,196)        (988,814)   $  (11,617,303)
                                        -------------    --------------    -------------    --------------

CLASS B:
  Shares sold                                 495,700    $    5,413,902          531,697    $    6,184,434
  Shares repurchased                       (1,100,218)      (11,475,987)      (1,602,273)      (17,796,709)
                                        -------------    --------------    -------------    --------------
  Net increase (decrease)                    (604,518)   $   (6,062,085)      (1,070,576)   $  (11,612,275)
                                        -------------    --------------    -------------    --------------

CLASS C:
  Shares sold                                  92,836    $    1,009,312          120,295    $    1,476,330
  Shares repurchased                         (321,688)       (3,360,613)        (564,018)       (6,381,077)
                                        -------------    --------------    -------------    --------------
  Net increase (decrease)                    (228,852)   $   (2,351,301)        (443,723)   $   (4,904,747)
                                        -------------    --------------    -------------    --------------

CLASS Y:
  Shares sold                                      --    $           --               --    $           --
  Shares repurchased                               --                --               --                --
                                        -------------    --------------    -------------    --------------
  Net increase (decrease)                          --    $           --               --    $           --
                                        -------------    --------------    -------------    --------------
  Increase (decrease) derived from
   capital shares transactions             (1,396,145)   $  (14,351,582)      (2,503,113)   $  (28,134,325)
                                        =============    ==============    =============    ==============

                                                                    STAR VALUE FUND
                                        ------------------------------------------------------------------
                                                  YEAR ENDED                          YEAR ENDED
                                               DECEMBER 31, 2003                   DECEMBER 31, 2002
                                        -------------------------------    -------------------------------
                                           SHARES             AMOUNT           SHARES           AMOUNT
                                        -------------    --------------    -------------    --------------
CLASS A
  Shares sold                               1,104,961    $    7,639,153        2,445,777    $   16,613,347
  Shares repurchased                       (3,694,156)      (25,006,261)      (4,250,740)      (28,983,275)
                                        -------------    --------------    -------------    --------------
  Net increase (decrease)                  (2,589,195)   $  (17,367,108)      (1,804,963)   $  (12,369,928)
                                        -------------    --------------    -------------    --------------

CLASS B:
  Shares sold                                 595,770    $    3,795,458          921,539    $    5,994,942
  Shares repurchased                       (1,421,634)       (8,919,193)      (2,239,360)      (14,417,915)
                                        -------------    --------------    -------------    --------------
  Net increase (decrease)                    (825,864)   $   (5,123,735)      (1,317,821)   $   (8,422,973)
                                        -------------    --------------    -------------    --------------

CLASS C:
  Shares sold                                  62,780    $      394,765          114,036    $      746,857
  Shares repurchased                         (133,770)         (814,153)        (151,597)         (977,950)
                                        -------------    --------------    -------------    --------------
  Net increase (decrease)                     (70,990)   $     (419,388)         (37,561)   $     (231,093)
                                        -------------    --------------    -------------    --------------

CLASS Y:
  Shares sold                                      --    $           --          105,740    $      748,947
  Shares repurchased                               --                --       (1,219,512)       (7,969,866)
                                        -------------    --------------    -------------    --------------
  Net increase (decrease)                          --    $           --       (1,113,772)   $   (7,220,919)
                                        -------------    --------------    -------------    --------------
  Increase (decrease) derived from
   capital shares transactions             (3,486,049)   $  (22,910,231)      (4,274,117)   $  (28,244,913)
                                        =============    ==============    =============    ==============

                         REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of CDC Nvest Funds Trust I:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CDC Nvest Star Advisers Fund, CDC Nvest Star Growth Fund, CDC Nvest Star International Fund (formerly CDC Nvest Star Worldwide Fund), CDC Nvest Star Small Cap Fund and CDC Nvest Star Value Fund, each a series of CDC Nvest Funds Trust I (the "Funds") at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2004

                              TRUSTEES' INFORMATION

The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

                                   POSITION(s) HELD WITH                                            NUMBER OF PORTFOLIOS IN
  NAME, AGE AND ADDRESS          FUNDS/1/, LENGTH OF TIME          PRINCIPAL OCCUPATION(s)         FUND COMPLEX OVERSEEN AND
  INDEPENDENT TRUSTEES         SERVED AND TERM OF OFFICE/2/          DURING PAST 5 YEARS            OTHER DIRECTORSHIPS HELD
---------------------------    ------------------------------   ------------------------------    ----------------------------
Graham T. Allison, Jr. (63)              Trustee (2);           Douglas Dillon Professor and      40;
399 Boylston Street                19 years for CDC Nvest       Director for the Belfer Center    Director, Taubman Centers,
Boston, MA 02116                         Funds Trusts           of Science and International      Inc.; Board Member, USEC
                                                                Affairs, John F. Kennedy          Inc.
                                                                School of Government,
                                                                Harvard University

Edward A. Benjamin (65)                  Trustee (1)            Retired; formerly, Partner,       40;
399 Boylston Street                   Less than 1 year          Ropes & Gray (law firm)           Director, Coal, Energy
Boston, MA 02116                        for CDC Nvest                                             Investments &
                                         Funds Trusts                                             Management; Director,
                                                                                                  Precision Optics Corporation
                                                                                                  (optics manufacturer)

Daniel M. Cain (58)                      Trustee,               President and CEO, Cain           40;
452 Fifth Avenue                   Committee Chairman (1);      Brothers & Company,               Trustee for Universal Health
New York, NY 10018                 7 years for CDC Nvest        Incorporated (investment          Realty Income Trust;
                                         Funds Trusts           banking)                          Director, PASC; Director,
                                                                                                  Sheridan Healthcorp

Paul G. Chenault (70)                    Trustee (2)            Retired; formerly, Trustee,       40;
5852 Pebble Beach Way              Less than 1 year for CDC     First Variable Life (variable     Director, Mailco Office
San Luis Obispo, CA 93401             Nvest Funds Trusts        life insurance)                   Products, Inc.

Kenneth J. Cowan (71)                    Trustee                Retired                           40;
399 Boylston Street                Committee Chairman (2);                                        None
Boston, MA 02116                   28 years for CDC Nvest
                                         Funds Trusts

Richard Darman (60)                      Trustee (2);           Partner, The Carlyle Group        40;
399 Boylston Street                7 years for CDC Nvest        (investments); Chairman of        Director and Chairman, AES
Boston, MA 02116                         Funds Trusts           the Board of Directors of         Corporation
                                                                AES Corporation (interna-
                                                                tional power company);
                                                                formerly, Professor, John F.
                                                                Kennedy School of
                                                                Government, Harvard
                                                                University

Sandra O. Moose (61)                     Trustee (1);           President, Strategic Advisory     40;
399 Boylston Street                21 years for CDC Nvest       Services; formerly, Senior        Director, Verizon
Boston, MA 02116                         Funds Trusts           Vice President and Director,      Communications
                                                                The Boston Consulting             Director, Rohm and Haas
                                                                Group, Inc. (management           Company
                                                                consulting)

   NAME, AGE AND ADDRESS          POSITION(s) HELD WITH                                             NUMBER OF PORTFOLIOS IN
   INDEPENDENT TRUSTEES          FUNDS/1/, LENGTH OF TIME           PRINCIPAL OCCUPATION(s)           FUND COMPLEX OVERSEEN
       (continued)              SERVED AND TERM OF OFFICE/2/         DURING PAST 5 YEARS          AND OTHER DIRECTORSHIPS HELD
---------------------------    ------------------------------   ------------------------------    ----------------------------
John A. Shane (70)                       Trustee (2);           President, Palmer Service         40;
200 Unicorn Park Drive             21 years for CDC Nvest       Corporation (venture capital      Director, Gensym
Woburn, MA 01801                         Funds Trusts           organization)                     Corporation; Director,
                                                                                                  Overland Storage, Inc.
                                                                                                  Director, Abt Associates Inc.

INTERESTED TRUSTEES

Robert J. Blanding/3/ (56)               Trustee                President, Chairman,              40;
555 California Street              Less than 1 year for         Director, and Chief Executive     None
San Francisco, CA 94104            CDC Nvest Funds Trusts       Officer, Loomis Sayles, Chief
                                                                Executive Officer - Loomis
                                                                Sayles Funds II; President
                                                                and CEO - Loomis Sayles
                                                                Funds I

John T. Hailer/4/ (43)             President and Chief          President and Chief               40;
399 Boylston Street              Executive Officer - CDC        Executive Officer, CDC IXIS       None
Boston, MA 02116               Nvest Funds Trusts, Trustee;     Asset Management
                                  3 years for CDC Nvest         Distributors, L.P.; President,
                                      Funds Trusts              Loomis Sayles Funds II;
                                                                Executive Vice President -
                                                                Loomis Sayles Funds I,
                                                                formerly, Senior Vice President,
                                                                Fidelity Investments

Peter S. Voss/5/ (57)             Chairman of the Board,        Director, President and Chief     40;
399 Boylston Street             Trustee; 11 years for CDC       Executive Officer, CDC IXIS       Trustee of Harris Associates
Boston, MA 02116                    Nvest Funds Trusts          Asset Management North            Investment Trust/6/
                                                                America, L.P.

                                  POSITION(s) HELD WITH                                             NUMBER OF PORTFOLIOS IN
                                 FUNDS/1/, LENGTH OF TIME           PRINCIPAL OCCUPATION(s)           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           SERVED AND TERM OF OFFICE/2/         DURING PAST 5 YEARS          AND OTHER DIRECTORSHIPS HELD
--------------------------     ------------------------------   ------------------------------    ----------------------------
OFFICERS

Nicholas H. Palmerino (38)              Treasurer;              Senior Vice President, CDC        Not Applicable;
399 Boylston Street                   Not Applicable            IXIS Asset Management             None
Boston, MA 02116                                                Services, Inc.; Senior Vice
                                                                President, CDC IXIS Asset
                                                                Management Advisers, L.P.;
                                                                formerly, Vice President,
                                                                Loomis, Sayles & Company,
                                                                L.P.

John E. Pelletier (39)                 Secretary;               Senior Vice President,            Not Applicable;
399 Boylston Street                  Not Applicable             General Counsel, Secretary        None
Boston, MA 02116                                                and Clerk, CDC IXIS
                                                                Distribution Corporation;
                                                                Senior Vice President,
                                                                General Counsel, Secretary
                                                                and Clerk, CDC IXIS Asset
                                                                Management Distributors,
                                                                L.P.; Senior Vice
                                                                President, General
                                                                Counsel, Secretary and
                                                                Clerk, CDC IXIS Asset
                                                                Management Advisers, L.P.;
                                                                Executive Vice President,
                                                                General Counsel,
                                                                Secretary, Clerk, and
                                                                Director, CDC IXIS Asset
                                                                Management Services, Inc.

(1) Member of Audit Committee.
(2) Member of Contract Review and Governance Committee.
1 Except as noted, each Trustee and Officer holds the same positions with CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I, AEW Real Estate Income Fund, CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust (the "CDC Nvest Funds Trusts") and Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts" and together with the CDC Nvest Funds Trusts, the "Trusts").
2 All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72.
3 Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").
4 Mr. Hailer is an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation; President and Chief Executive Officer of CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors").
5 Mr. Voss is an "interested person" of the Trusts because he holds the following positions with entities that may be considered to be affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc.; Director of CDC IXIS Asset Management Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates, Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis, Sayles & Company, Inc.; Member of Reich & Tang Asset Management, LLC; Director of Westpeak Global Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of Executive Board of CDC IXIS Asset Management.
6 As of December 31, 2003, Harris Associates Investment Trust has seven series that were overseen by its Board of Trustees.

                           [LOGO] CDC Nvest Funds(SM)
                     CDC IXIS Asset Management Distributors

--------------------------------------------------------------------------------
Equity Funds Annual Report
December 31, 2003
--------------------------------------------------------------------------------

CGM Advisor Targeted Equity Fund
(formerly CDC Nvest Targeted Equity Fund)

Harris Associates Focused Value Fund
(formerly CDC Nvest Select Fund)

Harris Associates Growth and Income Fund
(formerly CDC Nvest Growth and Income Fund)

Westpeak Capital Growth Fund
(formerly CDC Nvest Capital Growth Fund)

                               TABLE OF CONTENTS

Management Discussion and Performance ....................................Page 1

Fund Risks ...............................................................Page 9

Schedule of Investments .................................................Page 10

Financial Statements ....................................................Page 17

--------------------------------------------------------------------------------
                        CGM Advisor Targeted Equity Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------
Objective:

Seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the overall U.S. economy
--------------------------------------------------------------------------------

Strategy:

Generally invests in a focused portfolio of common stocks of large-cap companies
--------------------------------------------------------------------------------

Inception Date:

November 27, 1968
--------------------------------------------------------------------------------

Manager:

G. Kenneth Heebner
Capital Growth Management Limited Partnership
--------------------------------------------------------------------------------

Symbols:

Class A   NEFGX
Class B   NEBGX
Class C   NEGCX
Class Y   NEGYX
--------------------------------------------------------------------------------

Net Asset Value Per Share:

(December 31, 2003)
Class A   $7.94
Class B    7.47
Class C    7.47
Class Y    8.07

                                                           Management Discussion
--------------------------------------------------------------------------------
Strong performance from homebuilding stocks helped CGM Advisor Targeted Equity Fund substantially outperform its benchmark and peer group in 2003. The total return on the fund's Class A shares at net asset value was 42.81% for the year ended December 31, 2003. The fund's benchmark, the S&P 500 Index, returned 28.68% for the year, while the average return on the funds in Morningstar's Large Blend category was 26.72%.

After three years of declining stock prices, 2003 began with a sluggish economy and uncertainty surrounding the pending Iraq war. Despite this negative climate, the fund remained fully invested in common stocks, enabling it to move forward swiftly when the rally began in March. For the year as a whole, stocks recovered a good portion of the value they lost in the bear market that began three years ago.

Homebuilding stocks were key to fund's results

Jumbo gains in homebuilding stocks drove the fund's performance in 2003. This sector began the year at about 34% of the fund's total assets and remained its largest position throughout the period, ending 2003 at 26%. The larger homebuilders featured in the portfolio enjoyed a competitive edge in their industry, helping them acquire increasingly scarce parcels of developable land in major metropolitan areas.

One of our top holdings was home construction giant Lennar, which gained market share through acquisitions as well as selective participation in the vibrant California market. Other notable contributors included D.R. Horton, Centex, KB Homes and Pulte Homes.

Technology, generic drugs and finance selections were positive

At the start of 2003, we held significant positions in healthcare, consumer finance and retail, which we later reduced to free up assets for other areas - specifically telecommunications and semiconductors.

Nextel Communications, the leader in push-to-talk phones, delivered vigorous gains as investors began to recognize the company's growth potential. America Movil, S.A., a cellular company based in Mexico, turned in solid performance. Analog Devices, the leading manufacturer of analog chips for cell phones, and Intel, a world leader in semiconductors, also had a positive impact.

We purchased Teva Pharmaceuticals, a leading generic drug company headquartered in Israel, because it appeared undervalued. We sold the position later when we felt the stock had reached fair value, but not before it made a significant contribution to fund performance. Strong trading activity drove up the share-price of Citigroup, a leading global financial services company. It remains in the portfolio.

Focus on companies poised to benefit from a weaker dollar

As the year progressed, we also began to focus on profitable multinationals we believe are likely to benefit from the weakening U.S. dollar. These included:
Altria Group, a leading tobacco company; 3M Company, a diversified, manufacturing company; Nike, a global leader in athletic footwear; and Proctor & Gamble, a leading consumer-products company.

Disappointing issues were eliminated

Not all news was positive in 2003. Biovail, a generic drug company, fell out of favor due to lower-than-expected sales. Despite a new anti-cholesterol drug, problems in other divisions caused Schering-Plough's earnings to decline. Earnings of Seagate Technology, the top disk drive company in the U.S., were hurt by an unexpected increase in competition. We sold all three positions.

Outlook is for global recovery to continue

Looking ahead, we expect a global recovery that will benefit many companies and industries in different parts of the world. We will emphasize firms whose fundamentals suggest that they will continue to provide strong earnings growth and lead the recovery.

--------------------------------------------------------------------------------
                        CGM Advisor Targeted Equity Fund
--------------------------------------------------------------------------------

                                    Investment Results through December 31, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing CGM Advisor Targeted Equity Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index, and would incur transaction costs and other expenses even if they could.

                 Growth of $10,000 Investment in Class A Shares
                   December 31, 1993 through December 31, 2003

            [CHART APPEARS HERE]
                                           S&P
                                           500
                           Class A     9 Index/4/
                           @ M.S.C.    ----------
  Month      Cumulative   Cumulative   Cumulative
   End        Value/1/     Value/2/       Value
----------   ----------   ----------   ----------
12/31/1993     10,000        9,425       10,000
 1/31/1994     10,584        9,976       10,340
 2/28/1994     10,211        9,624       10,059
 3/31/1994      9,598        9,046        9,621
 4/30/1994      9,607        9,055        9,744
 5/31/1994      9,789        9,226        9,904
 6/30/1994      9,428        8,886        9,661
 7/31/1994      9,756        9,195        9,979
 8/31/1994     10,006        9,431       10,388
 9/30/1994      9,679        9,122       10,134
10/31/1994      9,717        9,158       10,361
11/30/1994      9,158        8,631        9,984
12/31/1994      9,295        8,760       10,132
 1/31/1995      9,075        8,553       10,395
 2/28/1995      9,515        8,968       10,800
 3/31/1995      9,808        9,244       11,119
 4/30/1995     10,416        9,817       11,446
 5/31/1995     11,045       10,410       11,903
 6/30/1995     11,854       11,173       12,180
 7/31/1995     12,390       11,677       12,584
 8/31/1995     12,453       11,736       12,616
 9/30/1995     12,680       11,950       13,148
10/31/1995     12,419       11,705       13,101
11/30/1995     13,011       12,263       13,676
12/31/1995     12,836       12,098       13,939
 1/31/1996     13,286       12,522       14,414
 2/29/1996     13,712       12,924       14,548
 3/31/1996     13,712       12,924       14,688
 4/30/1996     13,456       12,683       14,904
 5/31/1996     13,663       12,878       15,288
 6/30/1996     13,517       12,740       15,347
 7/31/1996     12,726       11,995       14,669
 8/31/1996     12,848       12,109       14,978
 9/30/1996     13,730       12,940       15,821
10/31/1996     14,537       13,701       16,258
11/30/1996     15,669       14,768       17,486
12/31/1996     15,516       14,624       17,140
 1/31/1997     16,917       15,944       18,211
 2/28/1997     16,636       15,680       18,354
 3/31/1997     15,929       15,013       17,599
 4/30/1997     16,836       15,868       18,650
 5/31/1997     17,663       16,648       19,786
 6/30/1997     18,451       17,390       20,672
 7/31/1997     20,238       19,075       22,317
 8/31/1997     19,198       18,094       21,067
 9/30/1997     20,181       19,021       22,220
10/31/1997     19,390       18,275       21,478
11/30/1997     19,169       18,067       22,473
12/31/1997     19,169       18,067       22,858
 1/31/1998     19,482       18,361       23,111
 2/28/1998     21,194       19,975       24,778
 3/31/1998     22,557       21,260       26,047
 4/30/1998     23,422       22,076       26,309
 5/31/1998     23,054       21,728       25,857
 6/30/1998     24,288       22,891       26,907
 7/31/1998     24,416       23,013       26,621
 8/31/1998     19,758       18,622       22,772
 9/30/1998     19,899       18,755       24,231
10/31/1998     21,902       20,643       26,202
11/30/1998     23,726       22,361       27,790
12/31/1998     25,572       24,101       29,391
 1/31/1999     27,305       25,735       30,620
 2/28/1999     25,346       23,889       29,668
 3/31/1999     25,954       24,462       30,855
 4/30/1999     25,864       24,377       32,050
 5/31/1999     25,031       23,592       31,294
 6/30/1999     26,877       25,331       33,030
 7/31/1999     26,247       24,737       31,999
 8/31/1999     26,201       24,695       31,841
 9/30/1999     24,648       23,231       30,968
10/31/1999     25,594       24,122       32,927
11/30/1999     26,562       25,034       33,597
12/31/1999     29,454       27,760       35,575
 1/31/2000     27,151       25,590       33,788
 2/29/2000     29,561       27,861       33,148
 3/31/2000     29,882       28,164       36,391
 4/30/2000     28,758       27,104       35,296
 5/31/2000     27,606       26,019       34,572
 6/30/2000     27,713       26,120       35,425
 7/31/2000     26,830       25,287       34,871
 8/31/2000     28,100       26,485       37,037
 9/30/2000     27,084       25,527       35,081
10/31/2000     27,140       25,580       34,933
11/30/2000     26,886       25,340       32,179
12/31/2000     28,112       26,496       32,336
 1/31/2001     25,620       24,147       33,484
 2/28/2001     24,809       23,382       30,431
 3/31/2001     24,178       22,788       28,503
 4/30/2001     25,229       23,778       30,718
 5/31/2001     24,719       23,297       30,924
 6/30/2001     24,886       23,455       30,171
 7/31/2001     24,162       22,773       29,874
 8/31/2001     22,171       20,897       28,004
 9/30/2001     20,030       18,878       25,742
10/31/2001     20,150       18,992       26,233
11/30/2001     22,292       21,010       28,246
12/31/2001     23,559       22,204       28,493
 1/31/2002     24,283       22,887       28,077
 2/28/2002     23,167       21,835       27,536
 3/31/2002     23,559       22,204       28,571
 4/30/2002     23,619       22,261       26,839
 5/31/2002     23,378       22,034       26,641
 6/30/2002     22,624       21,323       24,744
 7/31/2002     20,120       18,963       22,815
 8/31/2002     20,120       18,963       22,965
 9/30/2002     18,883       17,797       20,469
10/31/2002     18,431       17,371       22,270
11/30/2002     17,978       16,944       23,581
12/31/2002     16,772       15,807       22,196
 1/31/2003     16,772       15,807       21,614
 2/28/2003     16,651       15,694       21,290
 3/31/2003     17,043       16,063       21,497
 4/30/2003     18,129       17,087       23,268
 5/31/2003     19,697       18,565       24,493
 6/30/2003     20,029       18,878       24,806
 7/31/2003     19,637       18,508       25,243
 8/31/2003     20,150       18,991       25,736
 9/30/2003     20,391       19,219       25,462
10/31/2003     22,925       21,607       26,903
11/30/2003     23,830       22,460       27,139
12/31/2003     23,950       22,573       28,563


                               Average Annual Total Returns -- December 31, 2003
--------------------------------------------------------------------------------
                                                                         Since
                                         1 Year   5 Years   10 Years   Inception
                                         ------   -------   --------   ---------
Class A (Inception 11/27/68)
Net Asset Value/1/                        42.81%   -1.30%     9.13%         --
With Maximum Sales Charge/2/              34.58    -2.46      8.48          --

Class B (Inception 2/28/97)
Net Asset Value/1/                        41.48    -2.05        --        4.66%
With CDSC/3/                              36.48    -2.34        --        4.66

Class C (Inception 9/1/98)
Net Asset Value/1/                        41.75    -2.05        --        1.84
With Maximum Sales Charge and CDSC/3/     39.42    -2.24        --        1.65

Class Y (Inception 6/30/99)
Net Asset Value/1/                        43.34       --        --       -2.11
--------------------------------------------------------------------------------

                                                                         Since        Since        Since
                                                                        Class B      Class C      Class Y
                                         1 Year   5 Years   10 Years   Incept./7/   Incept./7/   Incept./7/
                                         ------   -------   --------   ----------   ----------   ----------
Comparative Performance
S&P 500 Index/4/                          28.68%   -0.57%    11.07%       6.69%        3.18%        -3.18%
Morningstar Large Blend Avg./5/           26.72    -0.43      9.24        5.58         3.21         -2.79
Lipper Multi-Cap Core Funds Avg./6/       29.89     2.49      9.79        6.94         6.06          0.32

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those noted. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

                                       % of Net Assets
                                            as of
                                      ------------------
Fund Composition                      12/31/03   6/30/03
--------------------------------------------------------
Common Stocks                           99.5       99.6
--------------------------------------------------------
Short Term Investments and Other         0.5        0.4

                                       % of Net Assets
                                            as of
                                      ------------------
Ten Largest Holdings                  12/31/03   6/30/03
--------------------------------------------------------
D.R. Horton, Inc.                        8.3       6.9
--------------------------------------------------------
Lennar Corp., Class A                    8.1       7.6
--------------------------------------------------------
Deere & Co.                              5.3        --
--------------------------------------------------------
Altria Group, Inc.                       5.3       6.1
--------------------------------------------------------
America Movil SA de CV (ADR)             5.3        --
--------------------------------------------------------
3M Co.                                   5.2       4.9
--------------------------------------------------------
Citigroup, Inc.                          5.2       4.2
--------------------------------------------------------
Total SA (ADR)                           4.9        --
--------------------------------------------------------
Centex Corp.                             4.8       4.8
--------------------------------------------------------
International Game Technology Corp.      4.7        --

                                       % of Net Assets
                                            as of
                                      ------------------
Five Largest Industries               12/31/03   6/30/03
--------------------------------------------------------
Home Construction, Furnishings
   & Appliances                         25.9      29.1
--------------------------------------------------------
Semiconductors                           8.8       4.7
--------------------------------------------------------
Pharmaceuticals                          6.6      11.7
--------------------------------------------------------
Oil & Gas                                6.2       4.9
--------------------------------------------------------
Heavy Machinery                          5.3        --

Portfolio holdings and asset allocations will vary.

See page 9 for information on the possible risks associated with an investment in this fund.

Notes to Charts
/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/  S&P 500 Index is an unmanaged index of U.S. common stock performance.
/5/ Morningstar Large Blend Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/6/ Lipper Multi-Cap Core Funds Average is the average performance without sales charges of mutual funds with a similar current investment style or objective as calculated by Lipper Inc.
/7/ The since-inception performance comparisons shown for each Class of fund shares are calculated as follows: Class B from 2/28/97; Class C from 9/30/98 and Class Y from 6/30/99.

--------------------------------------------------------------------------------
                      Harris Associates Focused Value Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks long-term capital appreciation
--------------------------------------------------------------------------------

Strategy:

Focuses on 15 to 20 stocks of mid- to large-cap U.S. companies
--------------------------------------------------------------------------------

Inception Date:

March 15, 2001
--------------------------------------------------------------------------------

Managers:

William C. Nygren
Floyd J. Bellman
Harris Associates L.P.
--------------------------------------------------------------------------------

Symbols:

Class A    NRSAX
Class B    NRSBX
Class C    NRSCX
--------------------------------------------------------------------------------

Net AssetValue Per Share:

(December 31, 2003)
 Class A   $11.79
 Class B    11.55
 Class C    11.55

                                                           Management Discussion
--------------------------------------------------------------------------------

Growing optimism about the economy and a swift end to active combat in Iraq sparked a dramatic stock market rally that ran from March through year-end. In this robust market environment, Harris Associates Focused Value Fund's total return for the year ended December 31, 2003 was 27.60%, based on the net asset value of Class A shares. Performance was in line with the fund's benchmark, the S&P 500 Index, which returned 28.68% for the period, and with the 28.40% average return on Morningstar's Large Value Funds category.

Technology and healthcare led returns in 2003

Novell, which provides identity-management and web services software, was one of the fund's strongest performer. Investors anticipated a boost in technology spending as the economy improved, and Novell was a clear beneficiary. This allowed us to sell the position on strength when shares met our target level. We also sold Guidant, a maker of arterial stents and other cardiac-assist devices, when we felt it had risen to full valuation.

Chiron, a principal supplier of flu vaccine, was an outstanding performer in healthcare. It remains in the portfolio, along with Omnicare, another strong performer. Omnicare manages pharmaceutical costs and services for long-term care facilities. The growth of the nursing home business is driven by demographics more than by the economy, and this company's potential to trim its customers' operating costs should provide steady earnings.

Media and travel-related businesses also did well

Time Warner rose as new management instituted restructuring measures, while cable programmer Liberty Media benefited from renewed interest in media stocks and better operating results. Marriott International, which we bought when the outlook for travel was at a low, rose sharply in 2003.

Housing sales benefited financial-services companies

H&R Block delivered handsome returns as the housing boom brought unexpected strength to its mortgage origination business. We also expect H&R Block's tax-preparation business to recover if job growth begins to reflect the economic expansion. Housing also contributed to earnings growth at Washington Mutual, although fears of rising interest rates surfaced late in the year, causing the company's shares to give back some of their gains. We continue to favor Washington Mutual because of its increased retail banking focus and the relatively predictable revenues generated by its large mortgage-servicing portfolio.

Company-specific factors affected some stocks

Price competition hurt Valassis Communications, which produces advertising inserts for newspapers. Valassis bounced back when industry prices seemed to stabilize, but we are watching trends closely. Earlier in the year, we took modest losses in Electronic Data Systems, an information technology services giant.

A number of stocks that performed well in absolute terms lagged the market averages. For example, when the Justice Department raised concerns over First Data Corp.'s proposed takeover of a competitor, some of the stock's earlier gains dissipated. SunGard, which makes processing hardware and software for financial services firms, failed to meet the high expectations raised by the surge in demand for its shares earlier in the year. Other gainers that fell short of the year's high performance standards included grocery-chain Kroger, tool-maker Black and Decker, and long-distance provider Sprint. Gains in retailers J.C. Penney and TJX, which owns the Marshall's and T.J. Maxx chains, also lagged the market averages.

Finding value will become more challenging in 2004

Because so many stocks rose so much in 2003, issues that meet our strict value criteria will be harder to find. We think the maturing economic recovery will create disparities in performance between and within market sectors, which should favor our bottom-up, value-driven approach that evaluates the investment merits of individual stocks in light of their market price.

--------------------------------------------------------------------------------
                      Harris Associates Focused Value Fund
--------------------------------------------------------------------------------

                                    Investment Results through December 31, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing Harris Associates Focused Value Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                 Growth of $10,000 Investment in Class A Shares
              March 15, 2001 (inception) through December 31, 2003

              [CHART APPEARS HERE]

                                           S&P
                                           500
                            Class A     Index/4/
                           @ M.S.C.    ----------
  Month      Cumulative   Cumulative   Cumulative
   End        Value/1/     Value/2/       Value
----------   ----------   ----------   ----------
 3/15/2001     10,000        9,425       10,000
 3/31/2001     10,090        9,510       10,000
 4/30/2001     10,420        9,821       10,777
 5/31/2001     10,690       10,075       10,849
 6/30/2001     10,990       10,358       10,585
 7/31/2001     11,310       10,660       10,481
 8/31/2001     10,870       10,245        9,825
 9/30/2001     10,240        9,651        9,032
10/31/2001     10,000        9,425        9,204
11/30/2001     10,680       10,066        9,910
12/31/2001     10,960       10,330        9,997
 1/31/2002     10,890       10,264        9,851
 2/28/2002     10,600        9,990        9,661
 3/31/2002     10,910       10,283       10,024
 4/30/2002     10,860       10,235        9,416
 5/31/2002     10,930       10,301        9,347
 6/30/2002     10,080        9,500        8,681
 7/31/2002      9,620        9,067        8,005
 8/31/2002      9,960        9,387        8,057
 9/30/2002      8,570        8,077        7,181
10/31/2002      8,970        8,454        7,813
11/30/2002      9,470        8,925        8,273
12/31/2002      9,240        8,709        7,787
 1/31/2003      9,010        8,492        7,583
 2/28/2003      8,890        8,379        7,469
 3/31/2003      8,990        8,473        7,542
 4/30/2003      9,510        8,963        8,163
 5/31/2003     10,120        9,538        8,593
 6/30/2003     10,340        9,745        8,703
 7/31/2003     10,260        9,670        8,856
 8/31/2003     10,680       10,066        9,029
 9/30/2003     10,560        9,953        8,933
10/31/2003     11,200       10,556        9,439
11/30/2003     11,690       11,018        9,522
12/31/2003     11,790       11,112       10,021

                               Average Annual Total Returns -- December 31, 2003
--------------------------------------------------------------------------------

Class A (Inception 3/15/01)                       1 Year/7/   Since Inception/7/
                                                  ---------   ------------------
Net Asset Value/1/                                  27.60%          6.06%
With Maximum Sales Charge/2/                        20.31           3.84
Class B (Inception 3/15/01)
Net Asset Value/1/                                  26.64           5.29
With CDSC/3/                                        21.64           4.30
Class C (Inception 3/15/01)
Net Asset Value/1/                                  26.64           5.29
With Maximum Sales Charge and CDSC/3/               24.42           4.91
 -------------------------------------------------------------------------------

                                                                       Since
                                                                   Class A, B, C
                                                          1 Year    Inception/8/
                                                          ------   -------------
Comparative Performance
S&P 500 Index/4/                                          28.68%       0.08%
Morningstar Large Value Fund Avg./5/                      28.40        1.54
Lipper Multi Cap Core Funds Avg./6/                       29.89        0.98

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

                                       % of Net Assets
                                            as of
                                      ------------------
Fund Composition                      12/31/03   6/30/03
--------------------------------------------------------
Common Stocks                           91.6      91.2
--------------------------------------------------------
Short Term Investments and Other         8.4       8.8

                                       % of Net Assets
                                            as of
                                      ------------------
Ten Largest Holdings                  12/31/03   6/30/03
--------------------------------------------------------
Washington Mutual, Inc.                 16.1      17.6
--------------------------------------------------------
H&R Block, Inc.                          8.6       7.9
--------------------------------------------------------
Yum! Brands, Inc.                        5.4       5.2
--------------------------------------------------------
First Data Corp.                         5.1       4.5
--------------------------------------------------------
Burlington Resources, Inc.               4.5       4.0
--------------------------------------------------------
Omnicare, Inc.                           4.3       3.7
--------------------------------------------------------
Knight-Ridder, Inc.                      4.3       4.6
--------------------------------------------------------
Bristol-Myers Squibb Co.                 4.2       3.2
--------------------------------------------------------
Time Warner, Inc.                        4.2       4.2
--------------------------------------------------------
TJX Cos., Inc.                           4.1       2.4

                                       % of Net Assets
                                            as of
                                      ------------------
Five Largest Industries               12/31/03   6/30/03
--------------------------------------------------------
Banking                                 16.1      17.6
--------------------------------------------------------
Commercial Services                     12.4       9.8
--------------------------------------------------------
Media - Broadcasting & Publishing       10.8      12.6
--------------------------------------------------------
Pharmaceuticals                          8.5       3.3
--------------------------------------------------------
Retailers                                6.6       5.2

Portfolio holdings and asset allocations will vary.

See page 9 for information on the possible risks associated with an investment in this fund.

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/  S&P 500 Index is an unmanaged index of U.S. common stock performance
/5/ Morningstar Large Value Fund Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/6/ Lipper Multi Cap Core Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
/7/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/8/ The since-inception performance comparisons shown are calculated from 3/31/01.

--------------------------------------------------------------------------------
                    Harris Associates Growth and Income Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks opportunities for long-term capital growth and income
--------------------------------------------------------------------------------

Strategy:

Invests primarily in common stock of large- and mid-cap companies in any industry
--------------------------------------------------------------------------------

Inception Date:

May 6, 1931
--------------------------------------------------------------------------------

Managers:

Robert M. Levy
Edward S. Loeb
Michael J. Mangan
Harris Associates L.P.
--------------------------------------------------------------------------------

Symbols:

Class A   NEFOX
Class B   NEGBX
Class C   NECOX
Class Y   NEOYX
--------------------------------------------------------------------------------

Net Asset Value Per Share:

(December 31, 2003)
Class A   $12.25
Class B    11.64
Class C    11.63
Class Y    12.54

Effective March 1, 2004, the fund's name will change to Harris Associates Large Cap Value Fund

                                                           Management Discussion
--------------------------------------------------------------------------------

With the end of full-scale conflict in Iraq and improving economic numbers in the U.S., a broad-based rally carried stock prices higher through most of 2003. The breadth of this year's market rise benefited most stocks, and many recorded significant gains.

For the year ended December 31, 2003, Class A shares of Harris Associates Growth and Income Fund provided a total return of 30.04% at net asset value. These results were in line with the 30.03% return on the Russell 1000 Value Index, the fund's benchmark, and ahead of the 26.72% average return on the funds in Morningstar's Large Blend Funds category.

Economically sensitive issues performed well

The beginning of the economic recovery was good for media stocks in general, and Time Warner's restructuring progress helped drive up its stock. Cable programmer Liberty Media and ad agency Interpublic Group both benefited from prospects for a rebound in advertising.

Other standouts in 2003 included Cendant, whose Avis and Budget car rental units benefited from a rebound in travel. Cendant's Century 21 and Coldwell Banker divisions also profited from the wave of mortgage refinancings and continued strong sales of new homes.

Opportunistic purchases also enhanced performance

We purchased Home Depot in January, when the price of its shares fell in response to price competition. Home Depot's subsequent rebound had a strong, positive impact on fund results this year. The fund also benefited when shares of Xerox Corp. rebounded from depressed levels, thanks to improved finances and strong acceptance of its newest color products.

Price weakness in consumer staples provided opportunities

Kraft Foods and supermarket-chain Safeway declined as the economy gained momentum and investor interest shifted to growth stocks. Kraft was also hurt by competition from low-priced, private-label products. Safeway grappled with loss of market share and other setbacks. We took advantage of price declines to add to the fund's holdings in both stocks.

Healthcare yielded mixed results

Strong sales of Guidant's defibrillators and other cardiac-assist technologies overcame competitive weakness resulting from its arterial stent technology, driving the stock sharply higher. However, shares of pharmaceutical giant Merck fell when two promising drugs failed late-stage trials. We used the price weakness to add to the fund's holdings in Merck. Many drug companies have suffered from concern over possible regulatory changes and loss of sales to low-priced generic equivalents of profitable drugs. We think the aging U.S. population is a long-term positive for drug stocks, along with recent changes to Medicare.

Washington Mutual rose, then pulled back

Shares of Washington Mutual, a leading mortgage originator and the fund's largest holding at mid-year, gave back a portion of its 2003 gains in the fourth quarter. The expanding economy threatened to push up interest rates and stifle the housing boom. However, retail banking is the fastest-growing part of its business, and Washington Mutual has a large mortgage-servicing portfolio; both businesses generate stable, growing income, so we continue to like the stock.

Good value will become harder to find in 2004

The broad-based price rally in 2003 should make attractively valued stocks harder to find next year. As the economic recovery matures, we believe the market will separate into winning and losing segments that should favor our bottom-up investment style - one that evaluates the investment merits of individual companies in light of the price of their stocks.

--------------------------------------------------------------------------------
                    Harris Associates Growth and Income Fund
--------------------------------------------------------------------------------

                                    Investment Results through December 31, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing Harris Associates Growth and Income Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                 Growth of $10,000 Investment in Class A Shares
                   December 31, 1993 through December 31, 2003

                     [CHART APPEARS HERE]

                                        Russell
                                          1000
                                         Value
                           Class A       Index /4/
                           @ M.S.C.    ----------
  Month      Cumulative   Cumulative   Cumulative
   End         Value /1/    Value /2/     Value
----------   ----------   ----------   ----------
12/31/1993     10,000        9,425       10,000
 1/31/1994     10,363        9,767       10,376
 2/28/1994     10,055        9,477       10,022
 3/31/1994      9,636        9,081        9,649
 4/30/1994      9,715        9,156        9,834
 5/31/1994      9,905        9,336        9,947
 6/30/1994      9,683        9,126        9,709
 7/31/1994      9,970        9,397       10,011
 8/31/1994     10,393        9,795       10,299
 9/30/1994     10,146        9,562        9,958
10/31/1994     10,306        9,713       10,097
11/30/1994      9,954        9,381        9,690
12/31/1994     10,099        9,519        9,802
 1/31/1995     10,352        9,756       10,104
 2/28/1995     10,693       10,079       10,504
 3/31/1995     10,991       10,359       10,735
 4/30/1995     11,326       10,674       11,075
 5/31/1995     11,693       11,021       11,540
 6/30/1995     11,967       11,278       11,696
 7/31/1995     12,385       11,673       12,103
 8/31/1995     12,500       11,781       12,274
 9/30/1995     13,048       12,298       12,718
10/31/1995     12,920       12,177       12,592
11/30/1995     13,351       12,584       13,230
12/31/1995     13,646       12,861       13,562
 1/31/1996     14,073       13,264       13,985
 2/29/1996     14,148       13,335       14,091
 3/31/1996     14,219       13,402       14,330
 4/30/1996     14,267       13,447       14,385
 5/31/1996     14,485       13,653       14,565
 6/30/1996     14,175       13,360       14,577
 7/31/1996     13,470       12,695       14,026
 8/31/1996     13,794       13,001       14,427
 9/30/1996     14,500       13,666       15,001
10/31/1996     14,946       14,087       15,581
11/30/1996     16,274       15,339       16,711
12/31/1996     15,994       15,074       16,497
 1/31/1997     16,789       15,824       17,297
 2/28/1997     16,997       16,019       17,551
 3/31/1997     16,257       15,323       16,920
 4/30/1997     17,112       16,128       17,631
 5/31/1997     18,210       17,163       18,616
 6/30/1997     19,103       18,004       19,415
 7/31/1997     20,307       19,139       20,875
 8/31/1997     19,728       18,593       20,131
 9/30/1997     20,946       19,741       21,348
10/31/1997     20,027       18,876       20,752
11/30/1997     20,891       19,690       21,669
12/31/1997     21,341       20,114       22,302
 1/31/1998     21,466       20,232       21,986
 2/28/1998     23,190       21,857       23,466
 3/31/1998     24,497       23,089       24,902
 4/30/1998     24,623       23,207       25,068
 5/31/1998     24,289       22,892       24,696
 6/30/1998     25,304       23,849       25,013
 7/31/1998     24,914       23,482       24,572
 8/31/1998     21,147       19,931       20,915
 9/30/1998     22,200       20,923       22,115
10/31/1998     23,804       22,435       23,828
11/30/1998     24,883       23,452       24,939
12/31/1998     26,447       24,926       25,787
 1/31/1999     27,213       25,649       25,993
 2/28/1999     26,559       25,032       25,626
 3/31/1999     26,926       25,378       26,157
 4/30/1999     28,522       26,882       28,600
 5/31/1999     28,395       26,762       28,285
 6/30/1999     29,281       27,597       29,107
 7/31/1999     28,416       26,782       28,254
 8/31/1999     28,032       26,420       27,206
 9/30/1999     26,896       25,349       26,255
10/31/1999     27,973       26,365       27,766
11/30/1999     28,055       26,442       27,549
12/31/1999     28,946       27,282       27,682
 1/31/2000     27,436       25,858       26,779
 2/29/2000     26,510       24,986       24,789
 3/31/2000     28,663       27,015       27,814
 4/30/2000     28,191       26,570       27,490
 5/31/2000     27,322       25,751       27,780
 6/30/2000     27,681       26,089       26,511
 7/31/2000     27,511       25,929       26,843
 8/31/2000     29,358       27,670       28,336
 9/30/2000     28,016       26,405       28,596
10/31/2000     28,093       26,478       29,298
11/30/2000     26,420       24,901       28,211
12/31/2000     26,829       25,286       29,624
 1/31/2001     26,848       25,304       29,738
 2/28/2001     25,253       23,801       28,911
 3/31/2001     23,833       22,462       27,889
 4/30/2001     25,779       24,296       29,257
 5/31/2001     25,818       24,333       29,914
 6/30/2001     24,923       23,490       29,251
 7/31/2001     24,067       22,683       29,189
 8/31/2001     22,588       21,289       28,019
 9/30/2001     20,701       19,511       26,047
10/31/2001     21,440       20,207       25,823
11/30/2001     22,958       21,638       27,324
12/31/2001     22,919       21,601       27,968
 1/31/2002     22,802       21,491       27,753
 2/28/2002     22,199       20,923       27,797
 3/31/2002     22,802       21,491       29,112
 4/30/2002     22,160       20,886       28,114
 5/31/2002     22,063       20,794       28,255
 6/30/2002     20,740       19,547       26,632
 7/31/2002     19,417       18,300       24,157
 8/31/2002     19,903       18,759       24,339
 9/30/2002     17,218       16,228       21,633
10/31/2002     17,860       16,833       23,236
11/30/2002     19,066       17,970       24,699
12/31/2002     18,327       17,273       23,627
 1/31/2003     17,880       16,851       23,055
 2/28/2003     17,315       16,320       22,440
 3/31/2003     17,529       16,521       22,477
 4/30/2003     19,183       18,080       24,456
 5/31/2003     20,623       19,437       26,034
 6/30/2003     21,070       19,859       26,360
 7/31/2003     20,876       19,675       26,752
 8/31/2003     21,576       20,336       27,169
 9/30/2003     21,109       19,896       26,904
10/31/2003     22,102       20,831       28,551
11/30/2003     22,880       21,564       28,938
12/31/2003     23,833       22,463       30,722

                               Average Annual Total Returns -- December 31, 2003
--------------------------------------------------------------------------------

                                                                                   Since
                                         1 Year/8/   5 Years/8/   10 Years/8/   Inception/8/
                                         ---------   ----------   -----------   ------------
Class A (Inception 5/6/31)
Net Asset Value/1/                         30.04%       -2.06%        9.07%          --
With Maximum Sales Charge/2/               22.62        -3.21         8.43           --

Class B (Inception 9/13/93)
Net Asset Value/1/                         29.05        -2.81         8.31           --
With CDSC/3/                               24.05        -3.13         8.31           --

Class C (Inception 5/1/95)
Net Asset Value/1/                         29.08        -2.79           --         8.18%
With Maximum Sales Charge and CDSC/3/      26.81        -2.99           --         8.05

Class Y (Inception 11/18/98)
Net Asset Value/1/                         30.76        -1.58           --        -0.04

                                                                          Since        Since
                                                                         Class C      Class Y
                                         1 Year   5 Years   10 Years   Incept./7/   Incept./7/
                                         ------   -------   --------   ----------   ----------
Comparative Performance
Russell 1000 Value Index/4/              30.03%     3.56%     11.88%      12.08%        4.19%
Morningstar Large Blend Average/5/       26.72     -0.43       9.24        9.07         0.70
Lipper Large Cap Core Funds Average/6/   25.60     -1.74       8.78        8.55        -0.46

All returns represents past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.


                                                                 Portfolio Facts
--------------------------------------------------------------------------------

                                       % of Net Assets
                                            as of
                                      ------------------
Fund Composition                      12/31/03   6/30/03
--------------------------------------------------------
Common Stocks                           95.9      94.5
--------------------------------------------------------
Short Term Investments and Other         4.1       5.5

                                       % of Net Assets
                                            as of
                                      ------------------
Ten Largest Holdings                  12/31/03   6/30/03
--------------------------------------------------------
Liberty Media Corp.-Class A              4.2       4.5
--------------------------------------------------------
Home Depot, Inc.                         4.0       4.0
--------------------------------------------------------
Time Warner, Inc.                        3.9       3.8
--------------------------------------------------------
Washington Mutual, Inc.                  3.8       4.6
--------------------------------------------------------
McDonald's Corp.                         3.6       3.5
--------------------------------------------------------
Xerox Corp.                              3.5       0.3
--------------------------------------------------------
Honeywell International, Inc.            3.4       2.9
--------------------------------------------------------
First Data Corp.                         3.3       2.7
--------------------------------------------------------
Gap (The), Inc.                          3.3       3.0
--------------------------------------------------------
Waste Management, Inc.                   3.3       3.0

                                       % of Net Assets
                                            as of
                                      ------------------
Five Largest Industries               12/31/03   6/30/03
--------------------------------------------------------
Media - Broadcasting & Publishing       13.4      12.0
--------------------------------------------------------
Beverages, Food & Tobacco               12.9      10.3
--------------------------------------------------------
Building Materials                       6.8       2.8
--------------------------------------------------------
Pharmaceuticals                          6.7       5.8
--------------------------------------------------------
Banking                                  5.9       7.3

Portfolio holdings and asset allocations will vary.

See page 9 for information on the possible risks associated with an investment in this fund.

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ Russell 1000 Value Index is an unmanaged index of the largest 1,000 U.S. companies within the Russell 3000.
/5/ Morningstar Large Blend Average is an average performance of funds with similar investment objectives as calculated without sales charges by Morningstar, Inc.
/6/ Lipper Large Cap Core Funds Average is the average performance of mutual funds with a similar current investment style or objective as calculated without sales charges by Lipper Inc.
/7/ The since-inception performance comparisons shown for each Class of fund shares are calculated as follows: Class C from 5/31/95 and Class Y from 11/30/98.
/8/ Fund performance has been increased by expense waivers, without which performance would have been lower.

--------------------------------------------------------------------------------
                          Westpeak Capital Growth Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks long-term growth of capital
--------------------------------------------------------------------------------

Strategy:

Invests primarily in common stocks of large- and mid-cap companies in any industry
--------------------------------------------------------------------------------

Inception Date:

August 3, 1992
--------------------------------------------------------------------------------

Manager:

Westpeak Global Advisors, L.P. Team Management
--------------------------------------------------------------------------------

Symbols:

Class A   NEFCX
Class B   NECBX
Class C   NECGX
--------------------------------------------------------------------------------

Net Asset Value Per Share:

(December 31, 2003)
Class A   $10.87
Class B     9.52
Class C     9.50

                                                           Management Discussion
--------------------------------------------------------------------------------

In March of 2003, the stock market began to reverse a three-year downtrend. Prices of many stocks appeared to be selling at bargain prices, and with interest rates at 45-year lows, many investors seemed willing to emerge from the sidelines. However, a lottery ticket mentality appeared to dominate the market. Investments in volatile stocks of companies with uncertain earnings generally outperformed quality firms with sustained, rising earnings trends - the stocks that are the mainstay of Westpeak Capital Growth Fund.

Consequently, for the year ended December 31 2003, the total return on Class A shares of the fund was 26.69% at net asset value. The fund's benchmark, the Russell 1000 Growth Index, returned 29.75% for the same period, and the average return on the funds in Morningstar's Large Growth Fund category was 28.55%.

Industry emphasis was a net positive

The environment was favorable for the broad market in nine of the final ten months of the year. Small-cap growth stocks outperformed large-cap growth issues, on average, and leadership rotated from growth to value and back again for most of 2003. Since the fund remains fully invested in equity securities at all times, it participated fully in the market upswing.

To varying degrees during the year, the fund emphasized consumer staples, technology and energy stocks - all sectors that did well. Within the consumer staples category, our emphasis was on medical companies. However, many medical companies experienced difficulties in 2003, including portfolio holdings Merck and MedImmune. Within technology, our emphasis on semiconductors and computer hardware benefited the fund. Our emphasis on oil services also helped, but untimely positioning in department stores and in the heavy electrical equipment industry detracted from results for the year.

Portfolio focuses on quality earnings

Four of our top-performing stocks were Intel Corp., Cisco Systems, Capital One Financial and Dell Inc. Intel remains our top-ranked semiconductor stock, reflecting its profitability and fundamental outlook. Cisco also remains among our top-ranked computer hardware stocks, primarily reflecting its strong profitability and earnings expectations. Capital One did especially well during the first three quarters of 2003, but we began trimming the position when the stock's rank in our earnings-quality model began to slide. Dell is another example of a company we emphasized early in the year, which benefited the fund, but we gradually started to trim the position when its earnings began to fall short of expectations.

Despite quality earnings, prices of some stocks lagged

Although Merck underperformed for the period, it remains one of the highest-ranking drug stocks on our candidate list, primarily due to its attractive valuation, modest use of debt and history of consistent earnings. MedImmune is a similar story. We believe both stocks continue to be attractive because of their valuations and consistent earnings history. Even though the price performance of Microsoft was disappointing in 2003, we have continued to maintain a relatively large position in the stock. Microsoft's attractive valuations, profitability and growth prospects are the characteristics we seek for the fund's portfolio. We believe the position will reward shareholders in time. We sold financial-service provider MBNA Corp. early in the year, but our timing was unfortunate because it did well for several months thereafter.

Quality growth stocks may return to favor in 2004

While we continue to expect growth stocks to perform well in the coming year, we believe leadership will eventually shift away from the speculative stocks and toward quality companies with attractive valuations and solid growth potential. However, we are also moderating our strategies slightly, in an effort to ensure that Westpeak Capital Growth Fund reaps as much benefit as possible in a volatile price environment.

--------------------------------------------------------------------------------
                          Westpeak Capital Growth Fund
--------------------------------------------------------------------------------

                                    Investment Results through December 31, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing Westpeak Capital Growth Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                 Growth of $10,000 Investment in Class A Shares
                   December 31, 1993 through December 31, 2003

                [CHART APPEARS HERE]

                                         Russell
                                          1000
                                         Growth
                           Class A      Index /4/
                          @ M.S.C.     ----------
  Month      Cumulative   Cumulative   Cumulative
   End        Value /1/    Value /2/     Value
----------   ----------   ----------   ----------
12/31/1993     10,000        9,425       10,000
 1/31/1994     10,314        9,721       10,232
 2/28/1994     10,046        9,468       10,045
 3/31/1994      9,509        8,962        9,559
 4/30/1994      9,496        8,950        9,603
 5/31/1994      9,457        8,913        9,748
 6/30/1994      9,051        8,530        9,460
 7/31/1994      9,398        8,857        9,783
 8/31/1994      9,797        9,234       10,328
 9/30/1994      9,633        9,079       10,188
10/31/1994     10,052        9,474       10,427
11/30/1994      9,614        9,061       10,093
12/31/1994      9,836        9,271       10,262
 1/31/1995      9,915        9,345       10,482
 2/28/1995     10,308        9,715       10,921
 3/31/1995     10,648       10,036       11,239
 4/30/1995     10,812       10,191       11,485
 5/31/1995     11,113       10,474       11,885
 6/30/1995     11,854       11,172       12,344
 7/31/1995     12,384       11,672       12,857
 8/31/1995     12,607       11,882       12,871
 9/30/1995     13,033       12,283       13,464
10/31/1995     12,825       12,088       13,473
11/30/1995     13,136       12,381       13,997
12/31/1995     12,862       12,122       14,077
 1/31/1996     13,099       12,346       14,548
 2/29/1996     13,441       12,668       14,814
 3/31/1996     13,316       12,550       14,833
 4/30/1996     13,979       13,176       15,223
 5/31/1996     14,398       13,571       15,755
 6/30/1996     14,203       13,386       15,777
 7/31/1996     13,225       12,464       14,852
 8/31/1996     13,728       12,938       15,236
 9/30/1996     14,867       14,012       16,345
10/31/1996     14,859       14,005       16,444
11/30/1996     15,600       14,703       17,678
12/31/1996     15,054       14,189       17,332
 1/31/1997     15,906       14,991       18,548
 2/28/1997     15,468       14,579       18,422
 3/31/1997     14,312       13,489       17,425
 4/30/1997     14,929       14,071       18,582
 5/31/1997     16,242       15,308       19,923
 6/30/1997     16,695       15,735       20,721
 7/31/1997     17,867       16,839       22,553
 8/31/1997     17,046       16,066       21,233
 9/30/1997     17,561       16,551       22,278
10/31/1997     16,852       15,883       21,455
11/30/1997     17,293       16,298       22,366
12/31/1997     17,648       16,633       22,617
 1/31/1998     17,789       16,767       23,293
 2/28/1998     19,010       17,917       25,045
 3/31/1998     19,860       18,718       26,043
 4/30/1998     20,213       19,051       26,404
 5/31/1998     19,727       18,593       25,655
 6/30/1998     20,753       19,560       27,226
 7/31/1998     20,558       19,376       27,046
 8/31/1998     17,294       16,300       22,987
 9/30/1998     18,332       17,277       24,752
10/31/1998     19,671       18,540       26,742
11/30/1998     20,852       19,653       28,776
12/31/1998     22,780       21,470       31,371
 1/31/1999     23,926       22,550       33,213
 2/28/1999     22,581       21,283       31,695
 3/31/1999     23,077       21,750       33,365
 4/30/1999     23,529       22,176       33,407
 5/31/1999     23,099       21,770       32,381
 6/30/1999     24,322       22,923       34,649
 7/31/1999     23,782       22,414       33,548
 8/31/1999     23,991       22,611       34,096
 9/30/1999     23,641       22,282       33,379
10/31/1999     25,288       23,834       35,900
11/30/1999     26,039       24,542       37,837
12/31/1999     28,413       26,780       41,773
 1/31/2000     26,810       25,269       39,814
 2/29/2000     27,929       26,323       41,760
 3/31/2000     30,167       28,432       44,749
 4/30/2000     29,272       27,589       42,620
 5/31/2000     27,905       26,300       40,474
 6/30/2000     29,744       28,034       43,541
 7/31/2000     28,974       27,308       41,726
 8/31/2000     31,239       29,443       45,504
 9/30/2000     28,353       26,723       41,200
10/31/2000     27,370       25,796       39,250
11/30/2000     23,678       22,317       33,464
12/31/2000     22,867       21,552       32,405
 1/31/2001     23,961       22,584       34,644
 2/28/2001     20,708       19,517       28,763
 3/31/2001     18,777       17,697       25,633
 4/30/2001     21,316       20,090       28,875
 5/31/2001     21,073       19,861       28,450
 6/30/2001     20,743       19,550       27,791
 7/31/2001     19,648       18,519       27,096
 8/31/2001     18,067       17,028       24,880
 9/30/2001     16,211       15,279       22,396
10/31/2001     16,956       15,981       23,571
11/30/2001     18,432       17,372       25,836
12/31/2001     18,189       17,143       25,787
 1/31/2002     18,112       17,071       25,332
 2/28/2002     17,457       16,453       24,280
 3/31/2002     18,051       17,013       25,120
 4/30/2002     17,045       16,065       23,070
 5/31/2002     16,679       15,720       22,512
 6/30/2002     15,307       14,427       20,429
 7/31/2002     14,118       13,306       19,306
 8/31/2002     14,133       13,320       19,364
 9/30/2002     12,639       11,912       17,355
10/31/2002     13,554       12,774       18,947
11/30/2002     13,996       13,191       19,977
12/31/2002     13,081       12,329       18,597
 1/31/2003     12,745       12,013       18,145
 2/28/2003     12,806       12,070       18,062
 3/31/2003     13,066       12,314       18,398
 4/30/2003     13,828       13,033       19,759
 5/31/2003     14,590       13,751       20,745
 6/30/2003     14,727       13,881       21,030
 7/31/2003     14,926       14,067       21,554
 8/31/2003     15,109       14,240       22,090
 9/30/2003     15,170       14,297       21,853
10/31/2003     15,901       14,987       23,081
11/30/2003     16,084       15,160       23,322
12/31/2003     16,573       15,621       24,129

                               Average Annual Total Returns -- December 31, 2003
--------------------------------------------------------------------------------
                                                                         Since
                                         1 Year   5 Years   10 Years   Inception
                                         ------   -------   --------   ---------
Class A (Inception 8/3/92)

Net Asset Value/1/                        26.69%    -6.16%    5.18%        --
With Maximum Sales Charge/2/              19.45     -7.27     4.56         --

Class B (Inception 9/13/93)

Net Asset Value/1/                        25.93     -6.85     4.36         --
With CDSC/3/                              20.93     -7.12     4.36         --

Class C (Inception 12/30/94)

Net Asset Value/1/                        25.66     -6.89       --       5.10%
With Maximum Sales Charge and CDSC/3/     23.36     -7.08       --       4.98
--------------------------------------------------------------------------------

                                                                        Since
                                                                       Class C
                                         1 Year   5 Years   10 Years  Incept./7/
                                         ------   -------   --------  ----------
Comparative Performance
Russell 1000 Growth Index/4/              29.75%   -5.11%     9.21%      9.97%
Morningstar Large Growth Fund Avg./5/     28.55    -3.20      7.96       9.11
Lipper Large Cap Core Funds Avg./6/       25.60    -1.74      8.78       9.87


All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

                                       % of Net Assets
                                            as of
Fund Composition                      12/31/03   6/30/03
--------------------------------------------------------
Common Stocks                           99.1      99.2
--------------------------------------------------------
Short Term Investments and Other         0.9       0.8

                                       % of Net Assets
                                            as of
Ten Largest Holdings                  12/31/03   6/30/03
--------------------------------------------------------
Intel Corp.                              5.8       6.1
--------------------------------------------------------
Microsoft Corp.                          5.7       7.6
--------------------------------------------------------
Pfizer, Inc.                             4.9       4.9
--------------------------------------------------------
Cisco Systems, Inc.                      4.8       4.7
--------------------------------------------------------
General Electric Co.                     3.7       4.6
--------------------------------------------------------
Fannie Mae                               2.8       2.4
--------------------------------------------------------
UnitedHealth Group, Inc.                 2.7       2.6
--------------------------------------------------------
Johnson & Johnson                        2.3       2.4
--------------------------------------------------------
New Century Financial Corp.              2.3       0.0
--------------------------------------------------------
McKesson Corp.                           2.2       0.0

                                       % of Net Assets
                                            as of
Five Largest Industries               12/31/03   6/30/03
--------------------------------------------------------
Pharmaceuticals                         10.8      16.1
--------------------------------------------------------
Semiconductors                           9.1      10.3
--------------------------------------------------------
Software                                 9.0      10.1
--------------------------------------------------------
Retailers                                8.1       4.2
--------------------------------------------------------
Financial Services                       7.2       8.7

Portfolio holdings and asset allocations will vary.

See page 9 for information on the possible risks associated with an investment in this fund.

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ Russell 1000 Growth Index is an unmanaged index measuring the performance of the largest 1000 U.S. growth companies within the Russell 3000.
/5/ Morningstar Large Growth Fund Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/6/ Lipper Large Cap Core Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
/7/ The since-inception performance comparisons shown for Class C shares is calculated from 12/31/94.

--------------------------------------------------------------------------------
                                   Fund Risks
--------------------------------------------------------------------------------

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because these funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

Any mutual fund investment involves risk. The following notes describe some of the risks of the CDC Nvest Funds discussed in this report. These risks may affect the value of your investment. See the funds' prospectus for details.

The Funds

CGM Advisor Targeted Equity Fund invests primarily in a focused portfolio of common stocks of large companies. It may also invest in foreign securities and REITs.

Harris Associates Focused Value Fund invests primarily in a concentrated portfolio of value stocks.

Harris Associates Growth and Income Fund may invest in growth stocks or value stocks of large- and mid-size companies. It may also invest in foreign securities.

Westpeak Capital Growth Fund invests primarily in common stocks of growth-oriented companies. Its focus is primarily on large- and mid-cap companies, but it may also invest in small-cap stocks.

The Risks

Small-cap stocks represent ownership of less well known, untried companies with little or no track record; they may have limited financial and management resources. Small-cap stocks may also be more volatile in price than the overall market and less liquid than large-cap stocks.

Emerging growth stocks represent ownership of small, rapidly growing companies that are typically more volatile than the overall market. These stocks expose investors to the risks of small-cap stocks.

Growth stocks tend to be more sensitive to market movements because their stock prices are based on future expectations, which may not be realized.

Value stocks may fall out of favor with investors and underperform the broader market; there is no guarantee that they will return to favor.

Concentrating on few stocks allows changes in the value of a single security (up or down) to have a greater impact on the fund's performance than it would if the fund were more broadly diversified. This means fund shares may be more volatile in price and more vulnerable to losses.

Foreign and emerging market securities convey special risks, including political, economic, regulatory and currency risks, as well as differing accounting standards. Emerging markets may be more subject to these risks than developed markets.

Real Estate Investment Trusts (REITs) may change in price with underlying real estate values, rising interest rates, limited diversification of holdings. They may also incur other mortgage-related risks, such as pre-payment risks.

--------------------------------------------------------------------------------
              NOT FDIC INSURED . MAY LOSE VALUE . NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           CGM Advisor Targeted Equity Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of December 31, 2003

  Shares     Description                                            Value (a)
-------------------------------------------------------------------------------
Common Stocks -- 99.5% of Total Net Assets
             Beverages, Food & Tobacco -- 5.3%
   765,000   Altria Group, Inc.                                    $ 41,631,300
                                                                   ------------
             Biotechnology -- 2.2%
   187,000   Genentech, Inc.(c)                                      17,497,590
                                                                   ------------
             Building Materials -- 2.2%
   309,000   Lowe's Cos., Inc.(d)                                    17,115,510
                                                                   ------------
             Communications -- 5.2%
 1,520,000   America Movil SA de CV (ADR)                            41,556,800
                                                                   ------------
             Computers -- 0.9%
   200,000   Dell, Inc.(c)                                            6,792,000
                                                                   ------------
             Cosmetics & Personal Care -- 4.1%
   324,000   Procter & Gamble Co.                                    32,361,120
                                                                   ------------
             Entertainment & Leisure -- 4.7%
 1,045,000   International Game Technology                           37,306,500
                                                                   ------------
             Financial Services -- 5.2%
   850,000   Citigroup, Inc.                                         41,259,000
                                                                   ------------
             Heavy Machinery -- 5.3%
   650,000   Deere & Co.                                             42,282,500
                                                                   ------------
             Home Construction, Furnishings & Appliances -- 25.9%
   355,000   Centex Corp.                                            38,215,750
 1,527,200   D.R. Horton, Inc.                                       66,066,672
   665,900   Lennar Corp., Class A                                   63,926,400
   396,300   Pulte Homes, Inc.                                       37,101,606
                                                                   ------------
                                                                    205,310,428
                                                                   ------------
             Industrial - Diversified -- 5.2%
   487,000   3M Co.                                                  41,409,610
                                                                   ------------
             Internet -- 1.0%
   120,000   eBay, Inc.(c)                                            7,750,800
                                                                   ------------
             Oil & Gas -- 6.2%
   240,000   Exxon Mobil Corp.                                        9,840,000
   420,000   Total SA (ADR)                                          38,854,200
                                                                   ------------
                                                                     48,694,200
                                                                   ------------
             Pharmaceuticals -- 6.6%
   500,000   Pfizer, Inc.                                            17,665,000
   815,000   Wyeth Corp.                                             34,596,750
                                                                   ------------
                                                                     52,261,750
                                                                   ------------
             Semiconductors -- 8.8%
   725,000   Analog Devices, Inc.                                    33,096,250
 1,125,000   Intel Corp.(d)                                          36,225,000
                                                                   ------------
                                                                     69,321,250
                                                                   ------------
             Telephone Systems -- 4.3%
 1,200,000   Nextel Communications, Inc., Class A(c)                 33,672,000
                                                                   ------------
             Textiles, Clothing & Fabrics -- 4.5%
   525,000   Nike, Inc., Class B(d)                                  35,941,500
                                                                   ------------
             Transportation -- 1.9%
   205,000   United Parcel Service, Inc., Class B                    15,282,750
                                                                   ------------
             Total Common Stocks (Identified Cost $596,060,329)     787,446,608
                                                                   ------------

 Principal
   Amount    Description                                             Value (a)
-------------------------------------------------------------------------------
Short Term Investments -- 3.3%
$1,499,522   Repurchase Agreement with Investors Bank & Trust
             Co. dated 12/31/2003 at 0.75% to be repurchased at
             $1,499,584 on 1/02/2004, collateralized by
             $24,249,121 Government National Mortgage
             Association Bond, 5.625%, due 10/20/2023 valued at
             $1,574,498                                            $  1,499,522
 1,126,084   Bank of Montreal, 1.06%, due 1/15/2004(e)                1,126,084
 3,542,213   Bank of Nova Scotia, 1.08%, due 3/03/2004(e)             3,542,213
 1,574,317   BNP Paribas, 0.97%, due 1/07/2004(e)                     1,574,317
   787,158   BNP Paribas, 1.00%, due 1/21/2004(e)                       787,158
   787,158   Den Danske Bank, 1.08%, due 1/20/2004(e)                   787,158
 4,329,371   Fleet National Bank, 1.00%, due 1/21/2004(e)             4,329,371
   314,863   Harris Trust & Savings Bank, 1.05%, due
             1/29/2004(e)                                               314,863
    92,097   Merrill Lynch Premier Institutional Fund(e)                 92,097
 5,037,814   Merrimac Cash Fund, Premium Class(e)                     5,037,814
   393,579   Prefco, 1.091%, due 1/16/2004(e)                           393,579
 2,361,475   Royal Bank of Scotland, 1.08%, due 1/15/2004(e)          2,361,475
   787,158   Sheffiled Receivables Corp., 1.081%,
             due 1/28/2004(e)                                           787,158
   393,579   Sheffiled Receivables Corp., 1.091%,
             due 1/06/2004(e)                                           393,579
 1,574,317   Southtrust Bank, 1.08%, due 1/16/2004(e)                 1,574,317
 1,574,317   The Bank of the West, 1.075%, due 1/14/2004(e)           1,574,317
             Total Short Term Investments (Identified Cost
             $26,175,022)                                          ------------
                                                                     26,175,022
                                                                   ------------

             Total Investments -- 102.8%
             (Identified Cost $622,235,351) (b)                     813,621,630
             Other assets less liabilities                          (22,106,375)
                                                                   ------------
             Total Net Assets -- 100%                              $791,515,255
                                                                   ============

(a)  See Note 2a of Notes to Financial Statements.

(b)  Federal Tax Information:

     At December 31, 2003, the net unrealized appreciation on investments based on cost of $622,801,420 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost            $190,894,038

     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax
     cost over value                                                    (73,828)
                                                                   ------------
     Net unrealized appreciation                                   $190,820,210
                                                                   ============

     At December 31, 2003, the Fund had a capital loss carryover of approximately $327,887,176 of which $132,783,707 expires on December 31, 2009 and $195,103,469 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     At December 31, 2003, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.

(c)  Non-income producing security.

(d) All or a portion of this security was on loan to brokers at December 31, 2003.
(e)  Represents investments of securities lending collateral.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
         Harris Associates Focused Value Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of December 31, 2003

  Shares     Description                                             Value (a)
-------------------------------------------------------------------------------
Common Stocks -- 91.6% of Total Net Assets
             Banking -- 16.1%
 1,314,000   Washington Mutual, Inc.                               $ 52,717,680
                                                                   ------------
             Biotechnology -- 4.1%
   235,300   Chiron Corp.(c)                                         13,409,747
                                                                   ------------
             Commercial Services -- 12.4%
   505,900   H&R Block, Inc.(d)                                      28,011,683
   108,500   Moody's Corp.                                            6,569,675
   203,000   Valassis Communications, Inc.(c)(d)                      5,958,050
                                                                   ------------
                                                                     40,539,408
                                                                   ------------
             Computers -- 4.0%
   472,100   SunGard Data Systems, Inc.(c)                           13,081,891
                                                                   ------------
             Food Retailers -- 4.0%
   710,000   Kroger Co. (The)(c)(d)                                  13,142,100
                                                                   ------------
             Lodging -- 2.6%
   179,700   Marriott International, Inc., Class A                    8,302,140
                                                                   ------------
             Media - Broadcasting & Publishing -- 10.8%
   181,400   Knight-Ridder, Inc.                                     14,034,918
   649,400   Liberty Media Corp., Class A(c)                          7,721,366
   758,700   Time Warner, Inc.(c)                                    13,649,013
                                                                   ------------
                                                                     35,405,297
                                                                   ------------
             Oil & Gas -- 4.5%
   267,000   Burlington Resources, Inc.(d)                           14,786,460
                                                                   ------------
             Pharmaceuticals -- 8.5%
   480,100   Bristol-Myers Squibb Co.                                13,730,860
   351,000   Omnicare, Inc.                                          14,176,890
                                                                   ------------
                                                                     27,907,750
                                                                   ------------
             Restaurants -- 5.4%
   513,900   Yum! Brands, Inc.(c)                                    17,678,160
                                                                   ------------
             Retailers -- 6.6%
   312,200   J.C. Penney Co., Inc.                                    8,204,616
   611,900   TJX Cos., Inc.                                          13,492,395
                                                                   ------------
                                                                     21,697,011
                                                                   ------------
             Software -- 5.1%
   402,700   First Data Corp.                                        16,546,943
                                                                   ------------
             Telephone Systems -- 3.9%
   779,700   Sprint Corp. (FON Group)(d)                             12,802,674
                                                                   ------------
             Tools -- 3.6%
   241,300   Black & Decker Corp.(d)                                 11,900,916
                                                                   ------------
             Total Common Stocks (Identified Cost $245,816,626)     299,918,177
                                                                   ------------

 Principal
   Amount     Description                                            Value (a)
-------------------------------------------------------------------------------
Short Term Investments -- 14.2%
$27,447,303   Repurchase Agreement with Investors Bank &
              Trust Co. dated 12/31/2003 at 0.75% to be
              repurchased at $27,448,447 on 1/02/2004,
              collateralized by $23,964,164 Federal National
              Mortgage Association Bond, 3.646%, due 4/01/2033
              valued at $24,306,130 and $4,476,859 Government
              National Mortgage Association Bond, 3.50%, due
              8/20/2029 valued at $4,513,538                       $ 27,447,303
    872,781   Bank of Montreal, 1.06%, due 1/15/2004(e)                 872,781
  2,745,421   Bank of Nova Scotia, 1.08%, due 3/03/2004(e)            2,745,421
  1,220,187   BNP Paribas, 0.97%, due 1/07/2004(e)                    1,220,187
    610,094   BNP Paribas, 1.00%, due 1/21/2004(e)                      610,094
    610,094   Den Danske Bank, 1.08%, due 1/20/2004(e)                  610,094
  3,355,515   Fleet National Bank, 1.00%, due 1/21/2004(e)            3,355,515
    244,037   Harris Trust & Savings Bank, 1.05%, due
              1/29/2004(e)                                              244,037
     71,380   Merrill Lynch Premier Institutional Fund(e)                71,380
  3,904,598   Merrimac Cash Fund, Premium Class(e)                    3,904,598
    305,047   Prefco, 1.091%, due 1/16/2004(e)                          305,047
  1,830,281   Royal Bank of Scotland, 1.08%, due 1/15/2004(e)         1,830,281
    610,094   Sheffiled Receivables Corp., 1.081%, due
              1/28/2004(e)                                              610,094
    305,047   Sheffiled Receivables Corp., 1.091%, due
              1/06/2004(e)                                              305,047
  1,220,187   Southtrust Bank, 1.08%, due 1/16/2004(e)                1,220,187
  1,220,187   The Bank of the West, 1.075%, due 1/14/2004(e)          1,220,187

              Total Short Term Investments (Identified Cost        ------------
              $46,572,253)                                           46,572,253
                                                                   ------------
              Total Investments -- 105.8%
              (Identified Cost $292,388,879)(b)                     346,490,430
              Other assets less liabilities                         (19,088,797)
                                                                   ------------
              Total Net Assets -- 100%                             $327,401,633
                                                                   ============

(a)  See Note 2a of Notes to Financial Statements.

(b)  Federal Tax Information:

     At December 31, 2003, the net unrealized appreciation on investments based on cost of $292,457,278 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost            $ 56,431,350

     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost over
     value                                                           (2,398,198)
                                                                   ------------
     Net unrealized appreciation                                   $ 54,033,152
                                                                   ============

     At December 31, 2003, the Fund had a capital loss carryover of approximately $21,372,149 of which $1,480,080 expires on December 31, 2009, $6,713,084 expires on December 31, 2010 and $13,178,985 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     At December 31, 2003, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.

(c)  Non-income producing security.

(d) All or a portion of this security was on loan to brokers at December 31, 2003.

(e)  Represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       Harris Associates Growth and Income Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of December 31, 2003

 Shares       Description                                             Value (a)
--------------------------------------------------------------------------------

Common Stocks -- 95.9% of Total Net Assets

              Advertising -- 2.7%
    612,300   Interpublic Group of Cos. (The), Inc.(c)(d)           $  9,551,880
                                                                    ------------
              Aerospace & Defense -- 3.4%
    358,700   Honeywell International, Inc.                           11,991,341
                                                                    ------------
              Apparel Retailers -- 3.3%
    497,500   Gap (The), Inc.(d)                                      11,546,975
                                                                    ------------
              Automotive -- 0.4%
    32,400    Harley-Davidson, Inc.                                    1,539,972
                                                                    ------------
              Banking -- 5.9%
    236,400   U.S. Bancorp                                             7,039,992
    334,300   Washington Mutual, Inc.                                 13,412,116
                                                                    ------------
                                                                      20,452,108
                                                                    ------------
              Beverages, Food & Tobacco -- 12.9%
     85,300   Anheuser-Busch Cos., Inc.                                4,493,604
    208,100   Diageo PLC (ADR)(d)                                     11,000,166
    102,300   General Mills, Inc.                                      4,634,190
    241,600   H.J. Heinz Co.                                           8,801,488
    290,700   Kraft Foods, Inc., Class A                               9,366,354
    105,000   Nestle SA (ADR)                                          6,552,945
                                                                    ------------
                                                                      44,848,747
                                                                    ------------
              Building Materials -- 6.8%
    388,600   Home Depot, Inc.                                        13,791,414
    364,500   Masco Corp.                                              9,990,945
                                                                    ------------
                                                                      23,782,359
                                                                    ------------
              Commercial Services -- 1.2%
    182,800   Cendant Corp.(c)(d)                                      4,070,956
                                                                    ------------
              Entertainment & Leisure -- 3.8%
    176,000   Carnival Corp.(d)                                        6,992,480
    265,500   Walt Disney Co. (The)                                    6,194,115
                                                                    ------------
                                                                      13,186,595
                                                                    ------------
              Environmental Control -- 3.3%
    389,300   Waste Management, Inc.                                  11,523,280
                                                                    ------------
              Financial Services -- 3.3%
    151,500   Fannie Mae                                              11,371,590
                                                                    ------------
              Food Retailers -- 3.8%
    538,400   Kroger Co. (The)(c)(d)                                   9,965,784
    148,500   Safeway, Inc.(c)                                         3,253,635
                                                                    ------------
                                                                      13,219,419
                                                                    ------------
              Household Products -- 4.0%
    126,600   Fortune Brands, Inc.                                     9,050,634
     91,900   Johnson & Johnson                                        4,747,554
                                                                    ------------
                                                                      13,798,188
                                                                    ------------
              Industrial - Diversified -- 1.1%
     47,900   Illinois Tool Works, Inc.                                4,019,289
                                                                    ------------
              Insurance -- 2.0%
     43,200   Aflac, Inc.                                              1,562,976
     96,000   MGIC Investment Corp.(d)                                 5,466,240
                                                                    ------------
                                                                       7,029,216
                                                                    ------------
              Media - Broadcasting & Publishing -- 13.0%
    249,500   Comcast Corp., Special Class A(c)                        7,804,360
     34,800   Gannett Co., Inc.                                        3,102,768
    383,618   Hughes Electronics Corp.(c)                              6,348,878
  1,221,100   Liberty Media Corp., Class A(c)                         14,518,879
    750,600   Time Warner, Inc.(c)                                    13,503,294
                                                                    ------------
                                                                      45,278,179
                                                                    ------------
              Medical Supplies-- 2.1%
    124,500   Guidant Corp.                                         $  7,494,900
                                                                    ------------
              Office & Business Equipment -- 3.5%
    875,000   Xerox Corp.(c)(d)                                       12,075,000
                                                                    ------------
              Oil & Gas -- 2.8%
    115,100   Burlington Resources, Inc.                               6,374,238
     51,846   ConocoPhillips                                           3,399,542
                                                                    ------------
                                                                       9,773,780
                                                                    ------------
              Pharmaceuticals -- 6.7%
    151,500   Abbott Laboratories                                      7,059,900
    242,500   Bristol-Myers Squibb Co.                                 6,935,500
     53,500   Cardinal Health, Inc.                                    3,272,060
    129,400   Merck & Co., Inc.                                        5,978,280
                                                                    ------------
                                                                      23,245,740
                                                                    ------------
              Restaurants -- 3.6%
    511,800   McDonald's Corp.                                        12,707,994
                                                                    ------------
              Retailers -- 1.9%
     96,100   Costco Wholesale Corp.(c)                                3,572,998
     68,900   Kohl's Corp.(c)                                          3,096,366
                                                                    ------------
                                                                       6,669,364
                                                                    ------------
              Software -- 4.4%

     90,500   Automatic Data Processing, Inc.                          3,584,705
    282,200   First Data Corp.                                        11,595,598
                                                                    ------------
                                                                      15,180,303
                                                                    ------------
              Total Common Stocks (Identified Cost $279,657,381)     334,357,175
                                                                    ------------

Preferred Stocks -- 0.4%
              Media - Broadcasting & Publishing-- 0.4%
     42,906   News Corp. (The), Ltd. (ADR)                             1,297,907
                                                                    ------------
              Total Preferred Stocks (Identified Cost $1,239,983)      1,297,907
                                                                    ------------

 Principal
   Amount
-----------
Short Term Investments -- 17.1%

$11,860,966   Repurchase Agreement with Investors Bank &
              Trust Co. dated 12/31/2003 at 0.75% to be
              repurchased at $11,861,461 on 1/02/2004,
              collateralized by $12,221,715 Federal National
              Mortgage Association Bond, 4.233%, due 12/01/2033
              valued at $12,454,015                                   11,860,966
  2,176,565   Bank of Montreal, 1.06%, due 1/15/2004(e)                2,176,565
  6,846,610   Bank of Nova Scotia, 1.08%, due 3/03/2004(e)             6,846,610
  3,042,938   BNP Paribas, 0.97%, due 1/07/2004(e)                     3,042,938
  1,521,469   BNP Paribas, 1.00%, due 1/21/2004(e)                     1,521,469
  1,521,469   Den Danske Bank, 1.08%, due 1/20/2004(e)                 1,521,469
  8,368,079   Fleet National Bank, 1.00%, due 1/21/2004(e)             8,368,079
    608,588   Harris Trust & Savings Bank, 1.05%, due
              1/29/2004(e)                                               608,588
    178,011   Merrill Lynch Premier Institutional Fund(e)                178,011
  9,737,401   Merrimac Cash Fund, Premium Class(e)                     9,737,401
    760,734   Prefco, 1.091%, due 1/16/2004(e)                           760,734
  4,564,407   Royal Bank of Scotland, 1.08%, due 1/15/2004(e)          4,564,407
  1,521,469   Sheffiled Receivables Corp., 1.081%, due
              1/28/2004(e)                                             1,521,469
    760,734   Sheffiled Receivables Corp., 1.091%, due
              1/06/2004(e)                                               760,734
  3,042,938   Southtrust Bank, 1.08%, due 1/16/2004(e)                 3,042,938
  3,042,938   The Bank of the West, 1.075%, due 1/14/2004(e)           3,042,938
                                                                    ------------
              Total Short Term Investments (Identified Cost
              $59,555,316)                                            59,555,316
                                                                    ------------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                    Harris Associates Growth and Income Fund
                       Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2003
--------------------------------------------------------------------------------

Total Investments -- 113.4%
(Identified Cost $340,452,680) (b)                                 $395,210,398
Other assets less liabilities                                       (46,769,135)
                                                                   ------------
Total Net Assets -- 100%                                           $348,441,263
                                                                   ============

(a)  See Note 2a of Notes to Financial Statements.

(b)  Federal  Tax  Information:

     At December 31, 2003, the net unrealized appreciation on investments based on cost of $342,363,024 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost            $ 55,021,253

     Aggregate gross unrealized depreciation for all investments
     in which there is an excess of tax cost over value              (2,173,879)
                                                                   ------------
     Net unrealized appreciation                                   $ 52,847,374
                                                                   ============

     At December 31, 2003, the Fund had a capital loss carryover of approximately $119,915,736 of which $19,895,206 expires on December 31, 2008, $69,951,207 expires on December 31, 2009, $20,103,857 expires on
     December 31, 2010 and $9,965,466 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     At December 31, 2003, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.

(c)  Non-income producing security.

(d) All or a portion of this security was on loan to brokers at December 31, 2003.

(e)  Represents investments of securities lending collateral.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
             Westpeak Capital Growth Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of December 31, 2003

 Shares   Description                                                  Value (a)
--------------------------------------------------------------------------------
Common Stocks -- 99.1% of Total Net Assets

          Aerospace & Defense -- 0.8%
 22,500   Rockwell Collins, Inc.                                      $  675,675
                                                                      ----------
          Apparel Retailers -- 2.1%
 74,800   Gap (The), Inc.                                              1,736,108
                                                                      ----------
          Automotive -- 1.5%
116,000   Delphi Corp.                                                 1,184,360
                                                                      ----------
          Banking -- 2.7%
 16,800   Fifth Third Bancorp                                            992,880
 14,400   First Tennessee National Corp.                                 635,040
  9,300   Wells Fargo & Co.                                              547,677
                                                                      ----------
                                                                       2,175,597
                                                                      ----------
          Beverages, Food & Tobacco -- 5.8%
  7,100   Altria Group, Inc.                                             386,382
  4,200   Anheuser-Busch Cos., Inc.                                      221,256
  9,800   Brown-Forman Corp., Class B                                    915,810
 46,700   H.J. Heinz Co.                                               1,701,281
  7,500   Hershey Foods Corp.                                            577,425
 38,600   Pepsi Bottling Group, Inc.                                     933,348
                                                                      ----------
                                                                       4,735,502
                                                                      ----------
          Biotechnology -- 2.2%
 28,800   Amgen, Inc.(c)                                               1,779,840
                                                                      ----------
          Building Materials -- 3.6%
 36,550   Home Depot, Inc.                                             1,297,159
 59,100   Masco Corp.                                                  1,619,931
                                                                      ----------
                                                                       2,917,090
                                                                      ----------
          Commercial Services -- 1.8%
 40,600   Cendant Corp.(c)                                               904,162
 23,000   Viad Corp.                                                     575,000
                                                                      ----------
                                                                       1,479,162
                                                                      ----------
          Communications -- 5.1%
159,400   Cisco Systems, Inc.(c)                                       3,871,826
  7,400   EchoStar Communications Corp., Class A(c)                      251,600
                                                                      ----------
                                                                       4,123,426
                                                                      ----------
          Computers -- 3.9%
 33,800   Dell, Inc.(c)                                                1,147,848
 61,200   EMC Corp.(c)                                                   790,704
 43,100   SunGard Data Systems, Inc.(c)                                1,194,301
                                                                      ----------
                                                                       3,132,853
                                                                      ----------
          Cosmetics & Personal Care -- 1.2%
 20,400   Estee Lauder Cos. (The), Inc., Class A                         800,904
  1,900   Procter & Gamble Co.                                           189,772
                                                                      ----------
                                                                         990,676
                                                                      ----------
          Electronics -- 0.9%
 25,800   Jabil Circuit, Inc.(c)                                         730,140
                                                                      ----------
          Financial Services -- 7.2%
 33,300   AG Edwards, Inc.                                             1,206,459
 22,200   CompuCredit Corp.(c)                                           472,416
 30,500   Fannie Mae                                                   2,289,330
 47,200   New Century Financial Corp.(d)                               1,872,424
                                                                      ----------
                                                                       5,840,629
                                                                      ----------
          Health Care Providers -- 4.2%
 14,700   Health Net, Inc.(c)                                            480,690
 37,900   UnitedHealth Group, Inc.                                     2,205,022
  7,100   WellPoint Health Networks, Inc.(c)                             688,629
                                                                      ----------
                                                                       3,374,341
                                                                      ----------
          Healthcare-Services -- 3.3%
 23,100   Laboratory Corp. of America Holdings(c)                     $  853,545
 55,900   McKesson Corp.                                               1,797,744
                                                                      ----------
                                                                       2,651,289
                                                                      ----------
          Heavy Machinery -- 0.7%
  9,800   SPX Corp.(c)(d)                                                576,338
                                                                      ----------
          Household Products -- 2.3%
 36,500   Johnson & Johnson                                            1,885,590
                                                                      ----------
          Industrial - Diversified -- 3.7%
 96,700   General Electric Co.                                         2,995,766
                                                                      ----------
          Insurance -- 1.1%
 14,000   American International Group, Inc.                             927,920
                                                                      ----------
          Medical Supplies -- 5.3%
 35,300   Apogent Technologies, Inc.(c)(d)                               813,312
 41,500   Becton, Dickinson & Co.                                      1,707,310
  5,800   Boston Scientific Corp.(c)                                     213,208
 15,300   Guidant Corp.                                                  921,060
 10,600   St. Jude Medical, Inc.(c)                                      650,310
                                                                      ----------
                                                                       4,305,200
                                                                      ----------
          Mining -- 0.4%
  6,900   Freeport-McMoran Copper & Gold, Inc., Class B(d)               290,697
                                                                      ----------
          Pharmaceuticals -- 10.8%
 37,600   Abbott Laboratories                                          1,752,160
  2,700   Gilead Sciences, Inc.(c)                                       156,978
 27,700   MedImmune, Inc.(c)                                             703,580
 14,700   Merck & Co., Inc.                                              679,140
 60,500   Mylan Labratories, Inc.                                      1,528,230
111,550   Pfizer, Inc.                                                 3,941,062
                                                                      ----------
                                                                       8,761,150
                                                                      ----------
          Restaurants -- 0.2%
  3,400   CEC Entertainment, Inc.(c)                                     161,126
                                                                      ----------
          Retailers -- 8.1%
 29,000   Barnes & Noble, Inc.(c)                                        952,650
 18,600   Bed Bath & Beyond, Inc.(c)                                     806,310
 39,100   Family Dollar Stores                                         1,402,908
 38,300   RadioShack Corp.                                             1,175,044
 14,000   Staples, Inc.(c)(d)                                            382,200
 30,300   Target Corp.                                                 1,163,520
 13,300   Wal-Mart Stores, Inc.                                          705,565
                                                                      ----------
                                                                       6,588,197
                                                                      ----------
          Semiconductors -- 9.1%
 28,000   Altera Corp.(c)(d)                                             635,600
145,700   Intel Corp.                                                  4,691,540
 10,000   QLogic Corp.(c)                                                516,000
 39,100   Xilinx, Inc.(c)                                              1,514,734
                                                                      ----------
                                                                       7,357,874
                                                                      ----------
          Software -- 9.0%
 11,400   Citrix Systems, Inc.(c)                                        241,794
  6,200   Electronic Arts, Inc.(c)                                       296,236
 20,300   First Data Corp.                                               834,127
  9,700   IMS Health, Inc.                                               241,142
169,100   Microsoft Corp.                                              4,657,014
 74,800   Oracle Corp.(c)                                                987,360
                                                                      ----------
                                                                       7,257,673
                                                                      ----------
          Textiles, Clothing & Fabrics -- 0.3%
  7,600   Jones Apparel Group, Inc.                                      267,748
                                                                      ----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       Westpeak Capital Growth Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------
Investments as of December 31, 2003

 Shares    Description                                                Value (a)
--------------------------------------------------------------------------------
           Toys, Games & Hobbies -- 1.8%
  74,600   Mattel, Inc.                                             $ 1,437,542
                                                                    -----------
           Total Common Stocks (Identified Cost $80,477,764)         80,339,509
                                                                    -----------

Principal
 Amount
---------
Short Term Investments -- 5.6%
$878,356    Repurchase Agreement with Investors Bank & Trust Co.
            dated 12/31/2003 at 0.75% to be repurchased at
            $878,393 on 1/02/2004, collateralized by $898,076
            Federal National Mortgage Association Bond, 5.221%,
            due 6/01/2027 valued at $922,473                            878,356
 167,090    Bank of Montreal, 1.06%, due 1/15/2004(e)                   167,090
 525,599    Bank of Nova Scotia, 1.08%, due 3/03/2004(e)                525,599
 233,600    BNP Paribas, 0.97%, due 1/07/2004(e)                        233,600
 116,800    BNP Paribas, 1.00%, due 1/21/2004(e)                        116,800
 116,800    Den Danske Bank, 1.08%, due 1/20/2004(e)                    116,800
 642,399    Fleet National Bank, 1.00%, due 1/21/2004(e)                642,399
  46,720    Harris Trust & Savings Bank, 1.05%, due 1/29/2004(e)         46,720
  13,665    Merrill Lynch Premier Institutional Fund(e)                  13,665
 747,520    Merrimac Cash Fund, Premium Class(e)                        747,520
  58,400    Prefco, 1.091%, due 1/16/2004(e)                             58,400
 350,399    Royal Bank of Scotland, 1.08%, due 1/15/2004(e)             350,399
 116,800    Sheffiled Receivables Corp., 1.081%, due 1/28/2004(e)       116,800
  58,400    Sheffiled Receivables Corp., 1.091%, due 1/06/2004(e)        58,400
 233,600    Southtrust Bank, 1.08%, due 1/16/2004(e)                    233,600
 233,600    The Bank of the West, 1.075%, due 1/14/2004(e)              233,600
                                                                    -----------
            Total Short Term Investments (Identified Cost
            $4,539,748)                                               4,539,748
                                                                    -----------
            Total Investments -- 104.7%
            (Identified Cost $85,017,512) (b)                        84,879,257
            Other assets less liabilities                            (3,840,268)
                                                                    -----------
            Total Net Assets -- 100%                                $81,038,989
                                                                    ===========

(a)  See Note 2a of Notes to Financial Statements.

(b)  Federal Tax Information:
     At December 31, 2003, the net unrealized depreciation
     on investments based on cost of $85,173,545 for federal
     income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value over
     tax cost                                                       $ 7,546,539
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost
     over value                                                      (7,840,827)
                                                                    -----------
     Net unrealized depreciation                                    $  (294,288)
                                                                    ===========

     At December 31, 2003, the Fund had a capital loss carryover of approximately $57,629,674 of which $26,648,714 expires on December 31, 2009, $26,883,047 expires on December 31, 2010 and $4,097,913 expires on
     December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     At December 31, 2003, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.

(c)  Non-income producing security.

(d) All or a portion of this security was on loan to brokers at December 31, 2003.

(e)  Represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                        Statement of Assets & Liabilities
--------------------------------------------------------------------------------

December 31, 2003
                                                           CGM Advisor     Harris Associates   Harris Associates      Westpeak
                                                         Targeted Equity     Focused Value        Growth and       Capital Growth
                                                               Fund               Fund            Income Fund           Fund
                                                         ---------------   -----------------   -----------------   --------------
ASSETS
   Investments at cost                                    $ 622,235,351       $292,388,879       $ 340,452,680      $ 85,017,512
   Net unrealized appreciation (depreciation)               191,386,279         54,101,551          54,757,718          (138,255)
                                                          -------------       ------------       -------------      ------------
      Investments at value                                  813,621,630        346,490,430         395,210,398        84,879,257
   Receivable for Fund shares sold                              214,722            918,551             266,543            84,333
   Receivable for securities sold                            16,780,321          1,761,117           1,760,801                --
   Dividends and interest receivable                            948,453            298,293             422,548            95,787
   Receivable from investment adviser                                --             67,874              35,927                --
   Securities lending income receivable                           1,646              1,836               4,379               326
                                                          -------------       ------------       -------------      ------------
      TOTAL ASSETS                                          831,566,772        349,538,101         397,700,596        85,059,703
                                                          -------------       ------------       -------------      ------------

LIABILITIES
   Collateral on securities loaned, at value                 24,675,500         19,124,950          47,694,350         3,661,392
   Payable for securities purchased                          13,003,210          1,632,126                  --                --
   Payable for Fund shares redeemed                           1,044,762            347,905             958,397           136,351
   Management fees payable                                      463,717            776,572             196,226            50,908
   Deferred Trustees' fees                                      439,473             19,853             172,515            60,327
   Transfer agent fees payable                                  253,630            111,857             124,298            45,983
   Accounting and administrative fees payable                    43,382             17,287              18,508             4,436
   Other accounts payable and accrued expenses                  127,843            105,918              95,039            61,317
                                                          -------------       ------------       -------------      ------------
      TOTAL LIABILITIES                                      40,051,517         22,136,468          49,259,333         4,020,714
                                                          -------------       ------------       -------------      ------------
NET ASSETS                                                $ 791,515,255       $327,401,633       $ 348,441,263      $ 81,038,989
                                                          =============       ============       =============      ============
NET ASSETS CONSIST OF:
   Paid in capital                                        $ 928,933,208       $294,760,483       $ 415,604,289      $139,023,277
   Undistributed (overdistributed) net investment
      income (loss)                                            (350,987)           (19,853)            (94,664)          (60,326)
   Accumulated net realized gain (loss) on investments     (328,453,245)       (21,440,548)       (121,826,080)      (57,785,707)
   Net unrealized appreciation (depreciation)
      of investments                                        191,386,279         54,101,551          54,757,718          (138,255)
                                                          -------------       ------------       -------------      ------------
NET ASSETS                                                $ 791,515,255       $327,401,633       $ 348,441,263      $ 81,038,989
                                                          =============       ============       =============      ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   Class A shares:
      Net assets                                          $ 724,214,470       $ 95,956,914       $ 215,259,159      $ 63,379,592
                                                          =============       ============       =============      ============
      Shares of beneficial interest                          91,222,788          8,136,177          17,574,914         5,832,352
                                                          =============       ============       =============      ============
      Net asset value and redemption price per share      $        7.94       $      11.79       $       12.25      $      10.87
                                                          =============       ============       =============      ============
      Offering price per share                            $        8.42       $      12.51       $       13.00      $      11.53
                                                          =============       ============       =============      ============
   Class B shares: (redemption price is equal to net
      asset value less any applicable
      contingent deferred sales charges)
      Net assets                                          $  56,880,440       $107,017,255       $  91,084,616      $ 16,485,059
                                                          =============       ============       =============      ============
      Shares of beneficial interest                           7,611,494          9,266,614           7,824,870         1,732,157
                                                          =============       ============       =============      ============
      Net asset value and offering price per share        $        7.47       $      11.55       $       11.64      $       9.52
                                                          =============       ============       =============      ============
   Class C shares: (redemption price is equal to net
      asset value less any applicable
      contingent deferred sales charges)
      Net assets                                          $   2,647,231       $124,427,464       $  15,552,537      $  1,174,338
                                                          =============       ============       =============      ============
      Shares of beneficial interest                             354,377         10,772,020           1,337,684           123,625
                                                          =============       ============       =============      ============
      Net asset value per share                           $        7.47       $      11.55       $       11.63      $       9.50
                                                          =============       ============       =============      ============
      Offering price per share                            $        7.55       $      11.67       $       11.75      $       9.60
                                                          =============       ============       =============      ============
   Class Y shares:
      Net assets                                          $   7,773,114       $         --       $  26,544,951      $         --
                                                          =============       ============       =============      ============
      Shares of beneficial interest                             962,801                 --           2,116,229                --
                                                          =============       ============       =============      ============
      Net asset value, offering and redemption price
         per share                                        $        8.07       $         --       $       12.54      $         --
                                                          =============       ============       =============      ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            Statements of Operations
--------------------------------------------------------------------------------

For the Year Ended Ended December 31, 2003

                                                            CGM Advisor     Harris Associates   Harris Associates      Westpeak
                                                          Targeted Equity     Focused Value         Growth and      Capital Growth
                                                              Fund                Fund             Income Fund            Fund
                                                          ---------------   -----------------   -----------------   --------------
INVESTMENT INCOME
   Dividends                                                $  7,547,744       $ 3,732,774         $ 4,017,730       $   799,357
   Interest                                                       11,106            70,346              49,714             1,465
   Securities lending income                                      34,519            16,238              23,158             3,748
   Less net foreign taxes withheld                               (22,582)               --             (10,329)               --
                                                            ------------       -----------         -----------       -----------
                                                               7,570,787         3,819,358           4,080,273           804,570
                                                            ------------       -----------         -----------       -----------

Expenses
   Management fees                                             4,896,799         2,704,949           1,872,859           577,451
   Service fees - Class A                                      1,604,248           193,897             414,415           149,936
   Service and distribution fees - Class B                       491,820           934,937             788,312           160,891
   Service and distribution fees - Class C                        23,108           994,426              93,302             9,298
   Trustees' fees and expenses                                   167,756            34,192              58,786            30,363
   Accounting and administrative                                 535,402           205,807             202,313            59,187
   Custodian                                                     119,238            47,055              53,971            46,196
   Transfer agent fees - Class A, Class B, Class C             3,094,096         1,062,171           1,239,679           450,411
   Transfer agent fees - Class Y                                   9,619                --              20,211                --
   Audit and tax services                                         36,138            32,030              33,293            33,086
   Legal                                                          67,539            28,240              23,936             9,426
   Shareholder reporting                                         162,037            93,683              92,332            31,344
   Registration                                                   56,665            60,453              64,840            37,156
   Miscellaneous                                                  85,118            45,470              51,662            18,030
                                                            ------------       -----------         -----------       -----------
Total expenses before reductions                              11,349,583         6,437,310           5,009,911         1,612,775
                                                            ------------       -----------         -----------       -----------
   Less reimbursement/waiver                                          --          (390,033)           (471,915)               --
   Less reductions                                              (656,166)          (26,617)            (56,865)          (27,349)
                                                            ------------       -----------         -----------       -----------
Net expenses                                                  10,693,417         6,020,660           4,481,131         1,585,426
                                                            ------------       -----------         -----------       -----------
Net investment income (loss)                                  (3,122,630)       (2,201,302)           (400,858)         (780,856)
                                                            ------------       -----------         -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Realized gain (loss) on:
      Realized gain (loss) on investments - net              106,028,525        (5,444,642)         (6,367,843)       (1,825,695)
   Change in unrealized appreciation (depreciation) of:
      Investments - net                                      147,570,284        74,168,695          78,036,056        20,729,574
                                                            ------------       -----------         -----------       -----------
   Net realized and unrealized gain (loss)
      on investments                                         253,598,809        68,724,053          71,668,213        18,903,879
                                                            ------------       -----------         -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                $250,476,179       $66,522,751         $71,267,355       $18,123,023
                                                            ============       ===========         ===========       ===========

                 See accompanying notes to financial statements.

                      Statements of Changes in Net Assets

                                                           CGM Advisor                  Harris Associates
                                                       Targeted Equity Fund            Focused Value Fund
                                                  ------------------------------   ---------------------------
                                                    Year Ended      Year Ended       Year Ended     Year Ended
                                                   December 31,    December 31,    December 31,   December 31,
                                                       2003            2002            2003           2002
                                                  -------------   --------------   ------------   ------------
FROM OPERATIONS:
   Net investment income (loss)                   $  (3,122,630)  $   (8,332,759)  $ (2,201,302)  $ (1,930,970)
   Net realized gain (loss) on investments          106,028,525     (243,684,297)    (5,444,642)   (14,515,826)
   Net change in unrealized appreciation
      (depreciation) of investments.                147,570,284      (31,792,914)    74,168,695    (26,008,735)
                                                  -------------   --------------   ------------   ------------
   Increase (decrease) in net assets
      resulting from operations                     250,476,179     (283,809,970)    66,522,751    (42,455,531)
                                                  -------------   --------------   ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
                                                             --               --             --             --
                                                  -------------   --------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
      DERIVED FROM CAPITAL SHARE TRANSACTIONS      (115,291,688)    (163,710,155)    20,155,440    140,115,357
                                                  -------------   --------------   ------------   ------------
   Total increase (decrease) in net assets          135,184,491     (447,520,125)    86,678,191     97,659,826
NET ASSETS
   Beginning of period                              656,330,764    1,103,850,889    240,723,442    143,063,616
                                                  -------------   --------------   ------------   ------------
   End of period                                  $ 791,515,255   $  656,330,764   $327,401,633   $240,723,442
                                                  =============   ==============   ============   ============
UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME (LOSS)                   $    (350,987)  $     (238,514)  $    (19,853)  $     (8,974)
                                                  =============   ==============   ============   ============

                 See accompanying notes to financial statements.

      Harris Associates             Westpeak Capital
   Growth and Income Fund              Growth Fund
----------------------------   ----------------------------
 Year Ended      Year Ended      Year Ended     Year Ended
December 31,    December 31,    December 31,   December 31,
    2003           2002             2003           2002
------------   -------------   -------------   ------------
$   (400,858)  $    (503,999)   $   (780,856)  $ (1,058,415)
  (6,367,843)    (23,052,758)     (1,825,695)   (24,033,239)
  78,036,056     (40,836,656)     20,729,574     (9,195,048)
------------   -------------    ------------   ------------
  71,267,355     (64,393,413)     18,123,023    (34,286,702)
------------   -------------    ------------   ------------

          --              --              --             --
------------   -------------    ------------   ------------

  57,978,163     (70,380,717)    (12,927,717)   (25,435,438)
------------   -------------    ------------   ------------
 129,245,518    (134,774,130)      5,195,306    (59,722,140)

 219,195,745     353,969,875      75,843,683    135,565,823
------------   -------------    ------------   ------------
$348,441,263   $ 219,195,745    $ 81,038,989   $ 75,843,683
============   =============    ============   ============
$    (94,664)  $     (54,661)   $    (60,326)  $    (42,027)
============   =============    ============   ============

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period.

                                                    Income (loss) from investment operations:
                                        Net asset   -----------------------------------------
                                         value,         Net        Net realized
                                        beginning   investment    and unrealized   Total from
                                           of         income      gain (loss) on   investment
                                       the period     (loss)        investments    operations
                                       ----------   ----------    --------------   ----------
CGM Advisor Targeted Equity Fund
     Class A
   12/31/2003                            $ 5.56       $(0.03)(c)      $ 2.41         $ 2.38
   12/31/2002                              7.81        (0.06)(c)       (2.19)         (2.25)
   12/31/2001                              9.36        (0.03)(c)       (1.49)         (1.52)
   12/31/2000                             11.00         0.09(c)        (0.60)         (0.51)
   12/31/1999                             11.36         0.02            1.57           1.59
     Class B
   12/31/2003                              5.28        (0.07)(c)        2.26           2.19
   12/31/2002                              7.47        (0.11)(c)       (2.08)         (2.19)
   12/31/2001                              9.02        (0.09)(c)       (1.43)         (1.52)
   12/31/2000                             10.67         0.01(c)        (0.58)         (0.57)
   12/31/1999                             11.15        (0.05)           1.52           1.47
     Class C
   12/31/2003                              5.27        (0.07)(c)        2.27           2.20
   12/31/2002                              7.47        (0.11)(c)       (2.09)         (2.20)
   12/31/2001                              9.02        (0.09)(c)       (1.43)         (1.52)
   12/31/2000                             10.67         0.01(c)        (0.58)         (0.57)
   12/31/1999                             11.15        (0.05)           1.52           1.47
     Class Y
   12/31/2003                              5.63         0.01(c)         2.43           2.44
   12/31/2002                              7.85        (0.02)(c)       (2.20)         (2.22)
   12/31/2001                              9.37         0.01(c)        (1.50)         (1.49)
   12/31/2000                             11.01         0.12(c)        (0.60)         (0.48)
   12/31/1999(d)                          11.94         0.03            0.99           1.02

Harris Associates Focused Value Fund
     Class A
   12/31/2003                            $ 9.24       $(0.03)(c)      $ 2.58         $ 2.55
   12/31/2002                             10.96        (0.03)(c)       (1.69)         (1.72)
   12/31/2001(e)                          10.00        (0.01)(c)        0.97           0.96
     Class B
   12/31/2003                              9.12        (0.10)(c)        2.53           2.43
   12/31/2002                             10.90        (0.11)(c)       (1.67)         (1.78)
   12/31/2001(e)                          10.00        (0.07)(c)        0.97           0.90
     Class C
   12/31/2003                              9.12        (0.10)(c)        2.53           2.43
   12/31/2002                             10.90        (0.11)(c)       (1.67)         (1.78)
   12/31/2001(e)                          10.00        (0.07)(c)        0.97           0.90

                                                            Less distributions:
                                       ----------------------------------------------------------
                                          Dividends     Distributions
                                            from           from net
                                       net investment      realized     Return of       Total
                                           income       capital gains    capital    distributions
                                       --------------   -------------   ---------   -------------
CGM Advisor Targeted Equity Fund
    Class A
   12/31/2003                              $   --           $   --         $--          $   --
   12/31/2002                                  --               --          --              --
   12/31/2001                               (0.03)              --          --           (0.03)
   12/31/2000                               (0.06)           (1.07)         --           (1.13)
   12/31/1999                                  --            (1.95)         --           (1.95)
    Class B
   12/31/2003                                  --               --          --              --
   12/31/2002                                  --               --          --              --
   12/31/2001                               (0.03)              --          --           (0.03)
   12/31/2000                               (0.01)           (1.07)         --           (1.08)
   12/31/1999                                  --            (1.95)         --           (1.95)
    Class C
   12/31/2003                                  --               --          --              --
   12/31/2002                                  --               --          --              --
   12/31/2001                               (0.03)              --          --           (0.03)
   12/31/2000                               (0.01)           (1.07)         --           (1.08)
   12/31/1999                                  --            (1.95)         --           (1.95)
    Class Y
   12/31/2003                                  --               --          --              --
   12/31/2002                                  --               --          --              --
   12/31/2001                               (0.03)              --          --           (0.03)
   12/31/2000                               (0.09)           (1.07)         --           (1.16)
   12/31/1999(d)                               --            (1.95)         --           (1.95)

Harris Associates Focused Value Fund
    Class A
   12/31/2003                              $   --           $   --         $--          $   --
   12/31/2002                                  --               --          --              --
   12/31/2001(e)                               --               --          --              --
    Class B
   12/31/2003                                  --               --          --              --
   12/31/2002                                  --               --          --              --
   12/31/2001(e)                               --               --          --              --
    Class C
   12/31/2003                                  --               --          --              --
   12/31/2002                                  --               --          --              --
   12/31/2001(e)                               --               --          --              --

(a) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b) Certain Funds have entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d)  For the period June 30, 1999 (inception) through December 31, 1999.
(e)  For the period March 15, 2001, (inception) through December 13, 2001.
(f) Had certain expenses not been reduced during the period total return would have been lower.
(g) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expenses would have been higher.
(h)  Computed on an annualized basis for periods less than one year.

                 See accompanying notes to financial statements.

                                              Ratios to average net assets:
                                        -----------------------------------------
 Net asset                Net assets,                Expenses
  value,       Total         end of                after expense   Net investment   Portfolio
  end of      return       the period   Expenses    reductions      income (loss)    turnover
the period    (%)(a)         (000)        (%)(h)    (%)(b)(h)       (%)(h)           rate(%)
----------   --------     -----------   --------   -------------   --------------   ---------
  $ 7.94       42.8        $  724,214     1.57          1.48            (0.40)         261
    5.56      (28.8)          602,989     1.47          1.39            (0.86)         223
    7.81      (16.2)        1,012,161     1.38          1.35            (0.39)         243
    9.36       (4.6)        1,413,685     1.18          1.16             0.83          266
   11.00       15.2         1,871,138     1.12          1.12             0.23          206

    7.47       41.5            56,880     2.32          2.23            (1.14)         261
    5.28      (29.3)           45,633     2.23          2.15            (1.62)         223
    7.47      (16.8)           78,744     2.13          2.10            (1.14)         243
    9.02       (5.2)          107,594     1.93          1.91             0.08          266
   10.67       14.4           135,786     1.87          1.87            (0.52)         206

    7.47       41.8             2,647     2.32          2.23            (1.14)         261
    5.27      (29.5)            2,187     2.23          2.15            (1.62)         223
    7.47      (16.8)            4,162     2.13          2.10            (1.14)         243
    9.02       (5.2)            5,830     1.93          1.91             0.08          266
   10.67       14.4             8,754     1.87          1.87            (0.52)         206

    8.07       43.3             7,773     1.03          0.94             0.16          261
    5.63      (28.3)            5,522     0.92          0.84            (0.31)         223
    7.85      (15.9)            8,785     0.87          0.83             0.13          243
    9.37       (4.2)           12,260     0.85          0.83             1.16          266
   11.01        9.7            15,418     0.87          0.87             0.48          206

  $11.79       27.6 (f)    $   95,957     1.70(g)       1.69(g)         (0.28)          30
    9.24      (15.7)(f)        68,660     1.70(g)       1.69(g)         (0.35)          12
   10.96        9.6 (f)        45,987     1.70(g)       1.63(g)         (0.08)          10

   11.55       26.6 (f)       107,017     2.45(g)       2.44(g)         (1.03)          30
    9.12      (16.3)(f)        85,794     2.45(g)       2.44(g)         (1.10)          12
   10.90        9.0 (f)        62,671     2.45(g)       2.39(g)         (0.83)          10

   11.55       26.6 (f)       124,427     2.45(g)       2.44(g)         (1.03)          30
    9.12      (16.3)(f)        86,269     2.45(g)       2.44(g)         (1.10)          12
   10.90        9.0 (f)        34,406     2.45(g)       2.39(g)         (0.86)          10

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period.

                                                        Income (loss) from investment operations:
                                                        -----------------------------------------
                                            Net asset
                                             value,         Net        Net realized
                                            beginning   investment    and unrealized   Total from
                                               of         income      gain (loss) on   investment
                                           the period     (loss)        investments    operations
                                           ----------   ----------    --------------   ----------
Harris Associates Growth and Income Fund
     Class A
   12/31/2003                                $ 9.42       $ 0.01(c)       $ 2.82         $ 2.83
   12/30/2002                                 11.78         0.01(c)        (2.37)         (2.36)
   12/31/2001                                 13.79        (0.01)(c)       (2.00)         (2.01)
   12/31/2000                                 15.33         0.01(c)        (1.09)         (1.08)
   12/31/1999                                 16.57         0.08            1.40           1.48
     Class B
   12/31/2003                                  9.02        (0.07)(c)        2.69           2.62
   12/31/2002                                 11.37        (0.07)(c)       (2.28)         (2.35)
   12/31/2001                                 13.40        (0.10)(c)       (1.93)         (2.03)
   12/31/2000                                 15.03        (0.10)(c)       (1.07)         (1.17)
   12/31/1999                                 16.37        (0.04)           1.36           1.32
     Class C
   12/31/2003                                  9.01        (0.07)(c)        2.69           2.62
   12/31/2002                                 11.36        (0.07)(c)       (2.28)         (2.35)
   12/31/2001                                 13.38        (0.10)(c)       (1.92)         (2.02)
   12/31/2000                                 15.01        (0.10)(c)       (1.07)         (1.17)
   12/31/1999                                 16.35        (0.04)           1.36           1.32
     Class Y
   12/31/2003                                  9.59         0.06(c)         2.89           2.95
   12/31/2002                                 11.93         0.07(c)        (2.41)         (2.34)
   12/31/2001                                 13.87         0.06(c)        (2.00)         (1.94)
   12/31/2000                                 15.36         0.07(c)        (1.10)         (1.03)
   12/31/1999                                 16.57         0.02            1.51           1.53

Westpeak Capital Growth Fund
     Class A
   12/31/2003                                $ 8.58       $(0.08)(c)      $ 2.37         $ 2.29
   12/31/2002                                 11.93        (0.09)(c)       (3.26)         (3.35)
   12/31/2001                                 15.04        (0.13)(c)       (2.95)         (3.08)
   12/31/2000                                 22.86        (0.18)(c)       (4.14)         (4.32)
   12/31/1999                                 20.67        (0.13)(c)        5.05           4.92
     Class B
   12/31/2003                                  7.56        (0.13)(c)        2.09           1.96
   12/31/2002                                 10.61        (0.15)(c)       (2.90)         (3.05)
   12/31/2001                                 13.47        (0.20)(c)       (2.63)         (2.83)
   12/31/2000                                 21.06        (0.32)(c)       (3.77)         (4.09)
   12/31/1999                                 19.37        (0.27)(c)        4.69           4.42
     Class C
   12/31/2003                                  7.56        (0.13)(c)        2.07           1.94
   12/31/2002                                 10.60        (0.14)(c)       (2.90)         (3.04)
   12/31/2001                                 13.47        (0.20)(c)       (2.64)         (2.84)
   12/31/2000                                 21.06        (0.32)(c)       (3.77)         (4.09)
   12/31/1999                                 19.37        (0.27)(c)        4.69           4.42

                                                               Less distributions:
                                           ----------------------------------------------------------
                                              Dividends     Distributions
                                                from           from net
                                           net investment      realized     Return of        Total
                                               income       capital gains    capital    distributions
                                           --------------   -------------   ---------   -------------
Harris Associates Growth and Income Fund
     Class A
   12/31/2003                                  $   --           $   --         $--          $   --
   12/30/2002                                      --               --          --              --
   12/31/2001                                      --               --          --              --
   12/31/2000                                      --            (0.46)         --           (0.46)
   12/31/1999                                   (0.06)           (2.66)         --           (2.72)
     Class B
   12/31/2003                                      --               --          --              --
   12/31/2002                                      --               --          --              --
   12/31/2001                                      --               --          --              --
   12/31/2000                                      --            (0.46)         --           (0.46)
   12/31/1999                                      --            (2.66)         --           (2.66)
     Class C
   12/31/2003                                      --               --          --              --
   12/31/2002                                      --               --          --              --
   12/31/2001                                      --               --          --              --
   12/31/2000                                      --            (0.46)         --           (0.46)
   12/31/1999                                      --            (2.66)         --           (2.66)
     Class Y
   12/31/2003                                      --               --          --              --
   12/31/2002                                      --               --          --              --
   12/31/2001                                      --               --          --              --
   12/31/2000                                      --            (0.46)         --           (0.46)
   12/31/1999                                   (0.08)           (2.66)         --           (2.74)

Westpeak Capital Growth Fund
     Class A
   12/31/2003                                  $   --           $   --         $--          $   --
   12/31/2002                                      --               --          --              --
   12/31/2001                                      --            (0.03)         --           (0.03)
   12/31/2000                                      --            (3.50)         --           (3.50)
   12/31/1999                                      --            (2.73)         --           (2.73)
     Class B
   12/31/2003                                      --               --          --              --
   12/31/2002                                      --               --          --              --
   12/31/2001                                      --            (0.03)         --           (0.03)
   12/31/2000                                      --            (3.50)         --           (3.50)
   12/31/1999                                      --            (2.73)         --           (2.73)
     Class C
   12/31/2003                                      --               --          --              --
   12/31/2002                                      --               --          --              --
   12/31/2001                                      --            (0.03)         --           (0.03)
   12/31/2000                                      --            (3.50)         --           (3.50)
   12/31/1999                                      --            (2.73)         --           (2.73)

(a) A sales chare for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b) Certain Funds have entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.
(e) Had certain expenses not been reduced during the period, total return would have been lower.

                 See accompanying notes to financial statements.

                                            Ratios to average net assets:
                                      -----------------------------------------
 Net asset              Net assets,                 Expenses
  value,      Total       end of                 after expense   Net investment   Portfolio
  end of     return      the period   Expenses     reductions     income (loss)    turnover
the period   (%)(a)        (000)         (%)         (%)(b)           (%)          rate (%)
----------   ------     -----------   --------   -------------   --------------   ---------
  $12.25       30.0(e)    $215,259      1.45(d)       1.43(d)          0.07           30(f)
    9.42      (20.0)       130,751      1.56          1.54             0.07          195
   11.78      (14.6)       211,138      1.46          1.41            (0.05)         154
   13.79       (7.3)       290,714      1.31          1.28             0.04          139
   15.33        9.5        375,676      1.21          1.21             0.48          133

   11.64       29.1(e)      91,085      2.20(d)       2.18(d)         (0.69)          30(f)
    9.02      (20.7)        71,436      2.31          2.29            (0.68)         195
   11.37      (15.1)       120,361      2.21          2.16            (0.80)         154
   13.40       (8.1)       165,767      2.06          2.03            (0.71)         139
   15.03        8.6        216,457      1.96          1.96            (0.27)         133

   11.63       29.1(e)      15,553      2.20(d)       2.18(d)         (0.69)          30(f)
    9.01      (20.7)         6,440      2.31          2.29            (0.68)         195
   11.36      (15.1)        10,553      2.21          2.16            (0.80)         154
   13.38       (8.1)        19,373      2.06          2.03            (0.71)         139
   15.01        8.6         26,983      1.96          1.96            (0.27)         133

   12.54       30.8         26,545      1.01          0.99             0.51           30(f)
    9.59      (19.6)        10,569      0.96          0.94             0.66          195
   11.93      (14.0)        11,918      0.91          0.87             0.52          154
   13.87       (7.0)        10,131      0.87          0.84             0.48          139
   15.36        9.8         14,377      0.96          0.96            (0.73)         133

  $10.87       26.7       $ 63,380      1.93          1.89            (0.85)         107
    8.58      (28.1)        58,729      1.75          1.71            (0.84)         103
   11.93      (20.5)        98,412      1.62          1.58            (0.99)          90
   15.04      (19.5)       143,425      1.40          1.37            (0.80)         118
   22.86       24.7        200,821      1.39          1.39            (0.61)         124

    9.52       25.9         16,485      2.68          2.64            (1.60)         107
    7.56      (28.8)        16,267      2.50          2.46            (1.59)         103
   10.61      (21.0)        35,409      2.37          2.33            (1.74)          90
   13.47      (20.1)        56,884      2.15          2.12            (1.55)         118
   21.06       23.8         74,774      2.14          2.14            (1.36)         124

    9.50       25.7          1,174      2.68          2.64            (1.60)         107
    7.56      (28.7)           847      2.50          2.46            (1.59)         103
   10.60      (21.1)         1,745      2.37          2.33            (1.74)          90
   13.47      (20.1)         2,487      2.15          2.12            (1.55)         118
   21.06       23.8          3,110      2.14          2.14            (1.36)         124

(f) Portfolio turnover excludes the impact of assets as a result of a merger with another Fund.

                                    NOTES TO
                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                          Notes To Financial Statements
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

1. Organization. CDC Nvest Funds Trust I, CDC Nvest Funds Trust II and CDC Nvest Funds Trust III (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts. Each Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and, collectively, the "Funds"). Information presented in these financial statements pertains to the equity funds of the Trusts, the financial statements of the other Funds of the Trusts are presented in separate reports. The following table provides a list of the Funds included in this report.

CDC Nvest Funds Trust I:

Westpeak Capital Growth Fund (the "Capital Growth Fund"), formerly CDC Nvest Capital Growth Fund
CGM Advisor Targeted Equity Fund (the "Targeted Equity Fund"), formerly CDC Nvest Targeted Equity Fund.

CDC Nvest Funds Trust II:

Harris Associates Growth and Income Fund (the "Growth and Income Fund"), formerly CDC Nvest Growth and Income Fund

CDC Nvest Funds Trust III:

Harris Associates Focused Value Fund (the "Focused Value Fund"), formerly CDC Nvest Select Fund

Each Fund offers Class A, Class B, and Class C shares. Targeted Equity Fund and Growth and Income Fund also offer Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares are sold with a maximum front end sales charge of 1.00%, do not convert to any other class of shares and pay a higher ongoing distribution fee than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. (Beginning February 1, 2004, the 1% front-end sales charge will no longer be imposed on Class C shares). Class Y shares do not pay a front end sales charge, a CDSC or distribution fees. They are intended for institutional investors with a minimum initial investment of $1,000,000.

Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Effective April 14, 2003, securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, under the supervision of the Fund's Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal periods, resulting from changes in exchange rates.

d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as distributions from real estate investment trusts, net operating losses, non-deductible expenses, foreign currency transactions and gains realized from passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

f. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Each Fund's subadviser (adviser for the Targeted Equity Fund) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

3. Purchases and Sales of Securities. For the year ended December 31, 2003, purchases and sales of securities (excluding short-term investments) were as follows:

         Fund               Purchases          Sales
----------------------   --------------   ---------------
Targeted Equity Fund     $1,821,424,316   $1,941,244,514
Focused Value Fund           82,616,919       75,168,663
Growth and Income Fund       78,250,594      103,326,448
Capital Growth Fund          81,235,659       95,295,451

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") is the investment adviser to each of the Funds except the Targeted Equity Fund. Capital Growth Management Limited Partnership ("CGM") is the investment adviser to the Targeted Equity Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly (quarterly for Focused Value Fund), based on each Fund's average daily net assets:

                                        Percentage of Average Daily Net Assets
                         --------------------------------------------------------------------
                             First          Next           Next           Next         Over
         Fund            $200 million   $300 million   $500 million   $1 billion   $2 billion
----------------------   ------------   ------------   ------------   ----------   ----------
Targeted Equity Fund        0.750%         0.700%         0.650%         0.650%       0.600%
Focused Value Fund          1.000%         1.000%         1.000%         0.950%       0.950%
Growth and Income Fund      0.700%         0.650%         0.600%         0.600%       0.600%
Capital Growth Fund         0.750%         0.700%         0.650%         0.650%       0.650%

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

For the year ended December 31, 2003, the management fees for each Fund were as follows:

                            Gross
                         Management   Percentage of Average
         Fund                Fee        Daily Net Assets*
----------------------   ----------   ---------------------
Targeted Equity Fund     $4,896,799           0.700%
Focused Value Fund        2,704,949           1.000%
Growth and Income Fund    1,872,859           0.687%
Capital Growth Fund         577,451           0.750%

CDC IXIS Advisers has entered into subadvisory agreements for each Fund listed below. Payments to CDC IXIS Advisers are reduced by payments to the subadvisers.

Focused Value Fund       Harris Associates L.P.
Growth and Income Fund   Harris Associates L.P.
Capital Growth Fund      Westpeak Global Advisors, L.P.

CDC IXIS Advisers and each of the subadvisers are wholly-owned subsidiaries of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"), CGM is a 50% owned subsidiary of CDC IXIS North America. Certain officers and directors of CDC IXIS Advisers are also officers or Trustees of the Funds.

Broker commissions paid to affiliated broker/dealers by the Funds were as follows:

         Fund            Commission
----------------------   ----------
Focused Value Fund         $7,266
Growth and Income Fund        585

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Funds and has subcontracted with Investors Bank & Trust Company ("IBT"), to serve as subadministrator. Pursuant to an agreement among the Trusts, CDC Nvest Cash Management Trust, CDC Nvest Companies Trust I (the "CDC Nvest Funds Trusts"); Loomis Sayles Funds I, Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts") and CIS each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

          (1) Percentage of Eligible Average Daily Net Assets

                 First        Next         Over
              $5 billion   $5 billion   $10 billion
              ----------   ----------   -----------
                0.0675%      0.0625%      0.0500%

          or

          (2) Each Fund's pro rata portion, allocated based on the combined assets of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts, of the annual minimum aggregate fee of $5 million.

For the year ended December 31, 2003, fees paid to CIS for accounting and administrative expense were as follows:

                           Accounting
                               And
         Fund            Administrative
----------------------   --------------
Targeted Equity Fund        $535,402
Focused Value Fund           205,807
Growth and Income Fund       202,313
Capital Growth Fund           59,187

Prior to October 1, 2003, the annual rate as a percentage of average daily net assets was 0.0600% on the first $5 billion in average daily net assets, 0.0500% on the next $5 billion in average daily net assets and 0.0450% on average daily net assets over $10 billion. The annual minimum aggregate fee was $3.4 million. This fee rate applied only to the CDC Nvest Funds Trusts.

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Each Fund pays CIS service fees for servicing shareholder accounts. Classes A, B and C pay service fees monthly representing the higher amount based on the following calculations:

          (1) An annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in load* equity funds.

                   First         Next          Over
               $5.7 billion   $5 billion   $10.7 billion
               ------------   ----------   -------------
                  0.184%        0.180%         0.175%

               Each Class of shares is subject to a monthly class minimum of $1,500.

          or

          (2) An allocated portion, based on eligible assets, of an annual minimum aggregate fee of $8.4 million beginning September 15, 2003.

* Consisting of all equity funds within the CDC Nvest Funds Trusts, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund and Loomis Sayles Sales Research Fund.

For the period July 1, 2003 through September 14, 2003, the annual minimum aggregate fee was $8.1 million. Prior to July 1, 2003, the annual minimum aggregate fee was $9.8 million.

Effective September 15, 2003 through December 31, 2003, Class Y pays service fees monthly representing the higher amount based on the following calculations:

     (1) An annual aggregate fee determined by applying an annual rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in no-load Retail* funds and load** funds
     - Class Y.

     Class Y shares of each fund are subject to a monthly minimum of $1,250.

     or

     (2) An allocated portion, based on eligible assets for the period September 15, 2003 through December 31, 2003, of an annual minimum aggregate fee of $644,000 beginning September 15, 2003. Effective January 1, 2004 the annual minimum aggregate fee changed to $650,000.

     * No-load retail funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

     ** Load funds Class Y consist of all funds with Class Y in the CDC Nvest Funds Trusts, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund, Loomis Sayles Research Fund and Loomis Sayles Investment Grade Bond Fund.

Prior to September 15, 2003, Class Y shareholders paid service fees monthly at an annual rate of 0.10% of their average daily net assets.

In addition, pursuant to other servicing agreements, the Funds pay service fees to other firms that provide similar services for their own shareholder accounts.

CIS and BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses. For the year ended December 31, 2003, amounts paid to CIS as compensation for its services as transfer agent were as follows:

                         Transfer Agent
         Fund                  Fee
----------------------   --------------
Targeted Equity Fund       $2,644,683
Focused Value Fund            679,867
Growth and Income Fund        930,414
Capital Growth Fund           311,376

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), the Fund's distributor (a wholly owned subsidiary of CDC IXIS North America), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the year ended December 31, 2003, the Funds paid the following service and distribution fees:

                                     Service Fee              Distribution Fee
                         --------------------------------   -------------------
         Fund              Class A     Class B    Class C    Class B    Class C
----------------------   ----------   --------   --------   --------   --------
Targeted Equity Fund     $1,604,248   $122,955   $  5,777   $368,865   $ 17,331
Focused Value Fund          193,897    233,734    248,607    701,203    745,819
Growth and Income Fund      414,415    197,078     23,326    591,234     69,976
Capital Growth Fund         149,936     40,223      2,325    120,668      6,973

Commissions (including CDSC) on Fund shares paid to CDC IXIS Distributors by investors in shares of the Funds during the year ended December 31, 2003 were as follows:

         Fund
----------------------
Targeted Equity Fund     $456,826
Focused Value Fund        707,783
Growth and Income Fund    451,330
Capital Growth Fund       117,603

e. Trustees Fees and Expenses.

The CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of CDC IXIS Advisers, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board or Committee meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various series of the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other series of the CDC Nvest Funds Trusts or Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Publishing Services. CIS performs certain desktop publishing services for the Funds. Fees for these services are presented in the statements of operations as shareholder reporting. For the year ended December 31, 2003, amounts paid to CIS as compensation for these services were as follows:

                          Publishing
         Fund            Services Fee
----------------------   ------------
Targeted Equity Fund        $  782
Focused Value Fund             677
Growth and Income Fund       1,340
Capital Growth Fund            782

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

5. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                   CGM Advisor Targeted Equity Fund
                                      ---------------------------------------------------------
                                              Year Ended                    Year Ended
                                           December 31, 2003             December 31, 2002
                                      ---------------------------   ---------------------------
                                         Shares        Amount          Shares         Amount
                                      -----------   -------------   -----------   -------------
Class A:
   Shares sold                          3,272,602   $  21,476,490     2,888,014   $  20,668,849
   Shares issued - merger                      --              --            --              --
                                      -----------   -------------   -----------   -------------
                                        3,272,602      21,476,490     2,888,014      20,668,849
      Shares repurchased              (20,406,401)   (130,309,788)  (24,057,649)   (169,752,395)
                                      -----------   -------------   -----------   -------------
      Net increase (decrease)         (17,133,799)  $(108,833,298)  (21,169,635)  $(149,083,546)
                                      -----------   -------------   -----------   -------------

Class B:
   Shares sold                            703,119   $   4,292,342       808,645   $   5,457,636
   Shares issued - merger                      --              --            --              --
                                      -----------   -------------   -----------   -------------
                                          703,119       4,292,342       808,645       5,457,636
   Shares repurchased                  (1,738,618)    (10,346,801)   (2,703,038)    (18,188,643)
                                      -----------   -------------   -----------   -------------
   Net increase (decrease)             (1,035,499)  $  (6,054,459)   (1,894,393)  $ (12,731,007)
                                      -----------   -------------   -----------   -------------

Class C:
   Shares sold                             38,555   $     239,637        42,117   $     286,122
   Shares issued - merger                      --              --            --              --
                                      -----------   -------------   -----------   -------------
                                           38,555         239,637        42,117         286,122
   Shares repurchased                     (98,860)       (579,017)     (184,345)     (1,163,741)
                                      -----------   -------------   -----------   -------------
   Net increase (decrease)                (60,305)  $    (339,380)     (142,228)  $    (877,619)
                                      -----------   -------------   -----------   -------------

Class Y:
   Shares sold                             98,496   $     670,426        72,523   $     518,150
   Shares issued - merger                      --              --            --              --
                                      -----------   -------------   -----------   -------------
                                           98,496         670,426        72,523         518,150
   Shares repurchased                    (117,263)       (734,977)     (209,324)     (1,536,133)
                                      -----------   -------------   -----------   -------------
   Net increase (decrease)                (18,767)  $     (64,551)     (136,801)  $  (1,017,983)
                                      -----------   -------------   -----------   -------------
   Increase (decrease) derived from
      capital shares transactions     (18,248,370)  $(115,291,688)  (23,343,057)  $(163,710,155)
                                      ===========   =============   ===========   =============

For the Year Ended December 31, 2003

         Harris Associates Focused Value Fund                  Harris Associates Growth and Income Fund
-----------------------------------------------------   -----------------------------------------------------
        Year Ended                  Year Ended                  Year Ended                  Year Ended
    December 31, 2003           December 31, 2002           December 31, 2003           December 31, 2002
-------------------------   -------------------------   -------------------------   -------------------------
  Shares        Amount        Shares        Amount        Shares        Amount        Shares        Amount
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
 2,875,956   $ 29,849,185    5,396,731   $ 55,604,458    2,100,861   $ 22,762,821      945,632   $ 10,205,721
        --             --           --             --    5,074,724     54,776,568           --             --
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
 2,875,956     29,849,185    5,396,731     55,604,458    7,175,585     77,539,389      945,632     10,205,721
(2,168,603)   (22,052,029)  (2,164,581)   (21,141,953)  (3,485,439)   (36,836,357)  (4,978,487)   (52,521,283)
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
   707,353   $  7,797,156    3,232,150   $ 34,462,505    3,690,146   $ 40,703,032   (4,032,855)  $(42,315,562)
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------

 1,701,970   $ 16,766,807    5,734,108   $ 59,212,895      856,774   $  9,891,819      601,736   $  6,071,959
        --             --           --             --    1,413,315     14,555,728           --             --
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
 1,701,970     16,766,807    5,734,108     59,212,895    2,270,089     24,447,547      601,736      6,071,959
(1,844,300)   (18,116,704)  (2,077,257)   (19,685,531)  (2,366,418)   (24,751,845)  (3,266,561)   (33,165,088)
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
  (142,330)  $ (1,349,897)   3,656,851   $ 39,527,364      (96,329)  $   (304,298)  (2,664,825)  $(27,093,129)
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------

 3,353,028   $ 33,891,515    7,600,954   $ 78,413,530      706,519   $  7,419,708       96,568   $    935,777
        --             --           --             --      101,458      1,043,494           --             --
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
 3,353,028     33,891,515    7,600,954     78,413,530      807,977      8,463,202       96,568        935,777
(2,040,296)   (20,183,334)  (1,299,396)   (12,288,042)    (185,271)    (1,965,684)    (310,868)    (3,192,896)
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
 1,312,732   $ 13,708,181    6,301,558   $ 66,125,488      622,706   $  6,497,518     (214,300)  $ (2,257,119)
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------

        --   $         --           --   $         --       60,321   $    637,760      331,631   $  3,818,587
        --             --           --             --    1,419,922     15,668,839           --             --
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
        --             --           --             --    1,480,243     16,306,599      331,631      3,818,587
        --             --           --             --     (465,803)    (5,224,688)    (228,979)    (2,533,494)
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
        --   $         --           --   $         --    1,014,440   $ 11,081,911      102,652   $  1,285,093
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
 1,877,755   $ 20,155,440   13,190,559   $140,115,357    5,230,963   $ 57,978,163   (6,809,328)  $(70,380,717)
==========   ============   ==========   ============   ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

5. Capital Shares. (continued).

                                                                               Westpeak Capital Growth Fund
                                                                  -----------------------------------------------------
                                                                          Year Ended                  Year Ended
                                                                      December 31, 2003           December 31, 2002
                                                                  -------------------------   -------------------------
                                                                    Shares        Amount        Shares        Amount
                                                                  ----------   ------------   ----------   ------------
Class A
   Shares sold                                                       459,334   $  4,434,198      761,322   $  8,210,459
   Shares repurchased                                             (1,474,769)   (14,012,775)  (2,161,141)   (22,158,435)
                                                                  -----------  ------------   ----------   ------------
   Net increase (decrease)                                        (1,015,435)  $ (9,578,577)  (1,399,819)  $(13,947,976)
                                                                  ----------   ------------   ----------   ------------

Class B
   Shares sold                                                       241,744   $  2,031,512      237,784   $  2,165,602
   Shares repurchased                                               (660,282)    (5,491,199)  (1,425,706)   (13,198,190)
                                                                  ----------   ------------   ----------   ------------
   Net increase (decrease)                                          (418,538)  $ (3,459,687)  (1,187,922)  $(11,032,588)
                                                                  ----------   ------------   ----------   ------------

Class C
   Shares sold                                                        43,266   $    374,020       19,550   $    183,007
   Shares repurchased                                                (31,761)      (263,473)     (72,021)      (637,881)
                                                                  ----------   ------------   ----------   ------------
   Net increase (decrease)                                            11,505   $    110,547      (52,471)  $   (454,874)
                                                                  ----------   ------------   ----------   ------------
   Increase (decrease) derived from capital shares transactions   (1,422,468)  $(12,927,717)  (2,640,212)  $(25,435,438)
                                                                  ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

6. Line of Credit. The Funds that comprise the CDC Nvest Funds Trusts participate in a $50,000,000 committed line of credit provided by IBT. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected by the lender from time to time. In addition, the Funds are charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the year ended December 31, 2003.

7. Security Lending. Each Fund has entered into an agreement with IBT, as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Funds receive fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at December 31, 2003, were as follows:

                           Market Value of    Value of Collateral
         Fund            Securities on Loan         Received
----------------------   ------------------   -------------------
Targeted Equity Fund         $23,972,453          $24,675,500
Focused Value Fund            18,455,792           19,124,950
Growth and Income Fund        46,321,901           47,694,350
Capital Growth Fund            3,547,272            3,661,392

8. Expense Reductions and Contingent Expense Obligations. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. Amounts earned by the Funds under such agreements are presented as a reduction of expenses in the statements of operations. For the year ended December 31, 2003, expenses were reduced under these agreements as follows:

         Fund            Reductions
----------------------   ----------
Targeted Equity Fund      $656,166
Focused Value Fund          26,617
Growth and Income Fund      56,865
Capital Growth Fund         27,349

CDC IXIS Advisers has given binding undertakings to certain Funds to defer its management fees and, if necessary, bear certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until the dates indicated below and will be reevaluated on an annual basis. The expense limitation for Growth and Income Fund began June 1, 2003. For the year ended December 31, 2003, certain class level expenses have been reimbursed as follows: Focused Value Fund $390,033; Growth and Income Fund $471,915.

If in the following fiscal year the actual operating expenses of a Fund that previously received a deferral or reimbursement are less than the expense limit for that Fund, the Fund is required to pay an amount of additional expense that is the lower of the difference between the expense limit and the actual amount of fees previously waived or expenses reimbursed.

At December 31, 2003, the expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreements were as follows:

                             Expense Limit as a Percentage
                              of Average Daily Net Assets                           Expenses Subject to
                         -------------------------------------     Expiration      Possible Reimbursement
         Fund            Class A   Class B   Class C   Class Y      of Waiver     until December 31, 2004
----------------------   -------   -------   -------   -------   --------------   -----------------------
Focused Value Fund        1.70%     2.45%     2.45%       --%    April 30, 2004           $390,033
Growth and Income Fund    1.30%     2.05%     2.05%     1.05%    April 30, 2004            471,915

9. Concentration of Risk. Focused Value Fund is a non-diversified Fund. Compared with diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular company. Therefore, the Fund's returns could be significantly affected by the performance of any one of the small number of stocks in its portfolio.

10. Acquisition of Assets. After the close of business on June 27, 2003, Growth and Income Fund acquired all the assets and liabilities of CDC Nvest Balanced Fund ("Balanced Fund"), pursuant to a plan of reorganization approved by its shareholders on June 17, 2003. The acquisition was accomplished by a tax-free exchange of 5,074,724 Class A shares of the Fund for 6,130,305 shares of Balanced Fund Class A, 1,413,315 Class B shares of the Fund for 1,624,326 shares of Balanced Fund Class B, 101,458 Class C shares of the Fund for 116,986 shares of Balanced Fund Class C and 1,419,922 Class Y shares of the Fund for 1,771,498 shares of Balanced Fund Class Y. Balanced Fund net assets at that date $86,044,629, including $6,680,807 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $236,323,033. The combined net assets of the Fund immediately following the acquisition were $322,367,662.

--------------------------------------------------------------------------------
                         Report of independent auditors
--------------------------------------------------------------------------------

To the Trustees of CDC Nvest Funds Trust I, CDC Nvest Trust II, and CDC Nvest Trust III:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Westpeak Capital Growth Fund (formerly CDC Nvest Capital Growth Fund), Harris Associates Focused Value Fund (formerly CDC Nvest Select Fund), Harris Associates Growth and Income Fund (formerly CDC Nvest Growth and Income Fund) and CGM Advisor Targeted Equity Fund (formerly CDC Nvest Targeted Equity Fund at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2004

--------------------------------------------------------------------------------
                              Trustees' Information
--------------------------------------------------------------------------------

The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

                                 Position(s) Held with                                           Number of Portfolios in
   Name, Age and Address        Funds/1/, Length of Time         Principal Occupation(s)        Fund Complex Overseen and
    INDEPENDENT TRUSTEES      Served and Term of Office/2/         During Past 5 Years          Other Directorships held
---------------------------   ----------------------------   ------------------------------   ----------------------------
Graham T. Allison, Jr. (63)          Trustee (2);            Douglas Dillon Professor and     40;
399 Boylston Street              19 years for CDC Nvest      Director for the Belfer Center   Director, Taubman Centers,
Boston, MA 02116                     Funds Trusts            of Science and International     Inc.; Board Member, USEC
                                                             Affairs, John F. Kennedy         Inc.
                                                             School of Government,
                                                             Harvard University

Edward A. Benjamin (65)              Trustee (1)             Retired; formerly, Partner,      40;
399 Boylston Street                Less than 1 year          Ropes & Gray (law firm)          Director, Coal, Energy
Boston, MA 02116                    for CDC Nvest                                             Investments &
                                     Funds Trust                                              Management; Director,
                                                                                              Precision Optics Corporation
                                                                                              (optics manufacturer)

Daniel M. Cain (58)                    Trustee,              President and CEO, Cain          40;
452 Fifth Avenue                 Committee Chairman (1);     Brothers & Company,              Trustee for Universal Health
New York, NY 10018                7 years for CDC Nvest      Incorporated (investment         Realty Income Trust;
                                     Funds Trusts            banking)                         Director, PASC; Director,
                                                                                              Sheridan Healthcorp

Paul G. Chenault (70)                Trustee (2)             Retired; formerly, Trustee,      40;
5852 Pebble Beach Way           Less than 1 year for CDC     First Variable Life (variable    Director, Mailco Office
San Luis Obispo, CA 93401          Nvest Funds Trusts        life insurance)                  Products, Inc.

Kenneth J. Cowan (71)                  Trustee               Retired                          40;
399 Boylston Street              Committee Chairman (2);                                      None
Boston, MA 02116                28 years for CDC Nvest
                                     Funds Trusts

Richard Darman (60)                  Trustee (2);            Partner, The Carlyle Group       40;
399 Boylston Street              7 years for CDC Nvest       (investments); Chairman of       Director and Chairman, AES
Boston, MA 02116                    Funds Trusts             the Board of Directors of        Corporation
                                                             AES Corporation (interna-
                                                             tional power company); for-
                                                             merly, Professor, John F.
                                                             Kennedy School of
                                                             Government, Harvard
                                                             University

Sandra O. Moose (61)                 Trustee (1);            President, Strategic Advisory    40;
399 Boylston Street              21 years for CDC Nvest      Services; formerly, Senior       Director, Verizon
Boston, MA 02116                     Funds Trusts            Vice President and Director,     Communications
                                                             The Boston Consulting            Director, Rohm and Haas
                                                             Group, Inc. (management          Company
                                                             consulting)

--------------------------------------------------------------------------------
                        Trustees' Information (continued)
--------------------------------------------------------------------------------

Name, Age and Address          Position(s) Held with                                           Number of Portfolios in
INDEPENDENT TRUSTEES          Funds/1/, Length of Time      Principal Occupation(s)             Fund Complex Overseen
    (continued)              Served and Term of Office/2/     During Past 5 Years            and Other Directorships held
--------------------------   ----------------------------   ------------------------------   -----------------------------
John A. Shane (70)                   Trustee (2);           President, Palmer Service        40;
200 Unicorn Park Drive          21 years for CDC Nvest      Corporation (venture capital     Director, Gensym
Woburn, MA 01801                    Funds Trusts            organization)                    Corporation; Director,
                                                                                             Overland Storage, Inc.
                                                                                             Director, Abt Associates Inc.

INTERESTED TRUSTEES

Robert J. Blanding/3/ (56)             Trustee              President, Chairman,             40;
555 California Street            Less than 1 year for       Director, and Chief Executive    None
San Francisco, CA 94104         CDC Nvest Funds Trusts      Officer, Loomis Sayles, Chief
                                                            Executive Officer - Loomis
                                                            Sayles Funds II; President
                                                            and CEO - Loomis Sayles
                                                            Funds I

John T. Hailer/4/ (43)           President and Chief        President and Chief              40;
399 Boylston Street            Executive Officer - CDC      Executive Officer, CDC IXIS      None
Boston, MA 02116                  Nvest Funds Trusts,       Asset Management
                               Trustee; 3 years for CDC     Distributors, L.P.; President,
                                   Nvest Funds Trusts       Loomis Sayles Funds II;
                                                            Executive Vice President -
                                                            Loomis Sayles Funds I, for-
                                                            merly, Senior Vice President,
                                                            Fidelity Investments

Peter S. Voss/5/ (57)           Chairman of the Board,      Director, President and Chief    40;
399 Boylston Street           Trustee; 11 years for CDC     Executive Officer, CDC IXIS      Trustee of Harris Associates
Boston, MA 02116                  Nvest Funds Trusts        Asset Management North           Investment Trust/6/
                                                            America, L.P.

--------------------------------------------------------------------------------
                        Trustees' Information (continued)
--------------------------------------------------------------------------------

                               Position(s) Held with                                          Number of Portfolios in
                               Funds/1/, Length of Time           Principal Occupation(s)    Fund Complex Overseen and
   Name, Age and Address     Served and Term of Office/2/           During Past 5 Years       Other Directorships held
--------------------------   ----------------------------   ------------------------------   -------------------------
OFFICERS

Nicholas H. Palmerino (38)            Treasurer;            Senior Vice President, CDC       Not Applicable;
399 Boylston Street                 Not Applicable          IXIS Asset Management            None
Boston, MA 02116                                            Services, Inc.; Senior Vice
                                                            President, CDC IXIS Asset
                                                            Management Advisers, L.P.;
                                                            formerly, Vice President,
                                                            Loomis, Sayles & Company,
                                                            L.P.

John E. Pelletier (39)                Secretary;            Senior Vice President,           Not Applicable;
399 Boylston Street                 Not Applicable          General Counsel, Secretary       None
Boston, MA 02116                                            and Clerk, CDC IXIS
                                                            Distribution Corporation;
                                                            Senior Vice President,
                                                            General Counsel, Secretary
                                                            and Clerk, CDC IXIS Asset
                                                            Management  Distributors,
                                                            L.P.;  Senior Vice President,
                                                            General Counsel,  Secretary
                                                            and Clerk, CDC IXIS Asset
                                                            Management Advisers, L.P.;
                                                            Executive Vice President,
                                                            General Counsel, Secretary,
                                                            Clerk, and Director, CDC
                                                            IXIS Asset Management
                                                            Services, Inc.

(1)  Member of Audit Committee.
(2)  Member of Contract Review and Governance Committee.

/1/ Except as noted, each Trustee and Officer holds the same positions with CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I, AEW Real Estate Income Fund, CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust (the "CDC Nvest Funds Trusts") and Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts" and together with the CDC Nvest Funds Trusts, the "Trusts").
/2/ All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72.
/3/ Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").
/4/ Mr. Hailer is an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation; President and Chief Executive Officer of CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors").
/5/ Mr. Voss is an "interested person" of the Trusts because he holds the following positions with entities that may be considered to be affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc.; Director of CDC IXIS Asset Management Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates, Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis, Sayles & Company, Inc.; Member of Reich & Tang Asset Management, LLC; Director of Westpeak Global Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of Executive Board of CDC IXIS Asset Management.
/6/ As of December 31, 2003, Harris Associates Investment Trust has seven series that were overseen by its Board of Trustees.

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Item 2. Code of Ethics.

The Trust has adopted a code of Ethics that applies to the Trust's principal executive officer, principal financial officer and persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust have established an audit committee. Ms. Sandra O. Moose, and Messrs. Edward A. Benjamin and Daniel M. Cain, all members of the audit committee have been designated financial experts. Each of these individuals is also an Independent Trustee of the Trust.

Item 4. Principal Accountant Fees and Services.

Fees paid to Principal Accountant by the Funds. The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Trust's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Trust, other than the services provided reported as a part of (a) through (c) of this Item.

                                                      Audit-related
                                   Audit fees            fees/1/            Tax fees/2/         All other fees
--------------------------------------------------------------------------------------------------------------------
                              2002       2003        2002      2003      2002         2003       2002     2003
--------------------------------------------------------------------------------------------------------------------
CDC Nvest Funds Trust I     $214,500   $214,500      n/a      $4,000   $43,760      $33,560      n/a      n/a
--------------------------------------------------------------------------------------------------------------------

1. The audit related fees for 2003 consist of $4,000 related to the performance of agreed upon procedures relating to the Trust's semi-annual financial statements.

2.  The tax fees consist of a review of the Trust's tax returns.

Aggregate fees billed to the Trust for non-audit services for 2003 and 2002 were $37,560 and $43,760, respectively.

Fees paid to Principal Accountant By Adviser and Control Affiliates. The following table sets forth the non-audit services provided by the Trust's principal accountant to CDC IXIS Asset Management Advisers, L.P. and entities controlling, controlled by or under common control with CDC IXIS Asset Management Advisers, L.P. that provide ongoing services to the Trust ("Control Affiliates") for the last two fiscal years.

                              Audit-related fees/1/            Tax fees           All other fees
----------------------------------------------------------------------------------------------------
                                 2002           2003          2002     2003       2002      2003
----------------------------------------------------------------------------------------------------
Control Affiliates             $196,000       $222,239        n/a      n/a        n/a       n/a
----------------------------------------------------------------------------------------------------

   1. The audit related fees consist of performing SAS 70 internal examinations for two Trust affiliates, review of anti-money laundering procedures for the investment adviser and review of 12b-1 expenditures for the Trust's distributor.

Aggregate fees billed to Control Affiliates for non-audit services during 2003 and 2002 were $672,730 and $661,685, respectively

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

         Annually, the Trust's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

         If, in the opinion of management, a proposed engagement by the Trust's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Items 5 and 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. [Reserved.]

Item 9. Controls and Procedures

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Trust's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a) Code of Ethics.

(b) Certifications of Principal Executive Officer and Principal Financial
Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  CDC Nvest Funds Trust I

                                  By: /s/ JOHN T. HAILER
                                      ------------------
                                  Name:  John T. Hailer
                                  Title: President and Chief Executive Officer
                                  Date:  February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By: /s/ JOHN T. HAILER
                                      ------------------
                                  Name:  John T. Hailer
                                  Title: President and Chief Executive Officer
                                  Date:  February 25, 2004

                                  By: /s/ NICHOLAS H. PALMERINO
                                      -------------------------
                                  Name:  Nicholas H. Palmerino
                                  Title: Treasurer
                                  Date:  February 25, 2004

                                  EXHIBIT INDEX

(a)      Code of Ethics of CDC Nvest Funds Trust I

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940

(b)(2) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.